     As filed with the Securities and Exchange Commission on April 26, 2018

                                                            File Nos. 333-200231
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 8                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 679                            [X]


                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (980) 365-7100


                    (Name and Address of Agent for Service)


                       Brighthouse Life Insurance Company

                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581



                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019



                 Approximate Date of Proposed Public Offering:



           On April 30, 2018 or as soon as thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


              SUPPLEMENT DATED APRIL 30, 2018 TO THE PROSPECTUSES
            DATED APRIL 30, 2018, APRIL 28, 2014, AND APRIL 29, 2013


This supplement describes the Annuity Date provision under the contract offered by the selling firm with which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company: Series VA (offered between October 7, 2011 and May 1, 2016), Series L - 4 Year (offered between October 7, 2011 and April 28, 2013), and Series C (offered on and after October 7, 2011). This supplement also applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company of NY (together with Brighthouse Life Insurance Company, "we" or "us"): Class VA (offered between October 7, 2011 and May 1, 2016), Class L - 4 Year (offered between October 7, 2011 and April 28, 2013), and Class C (offered on and after October 7, 2011).


This supplement provides information in addition to that contained in the prospectuses dated April 30, 2018, April 28, 2014 (as supplemented) and April 29, 2013 (as supplemented) for the contracts. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.


ANNUITY DATE


In the "ANNUITY PAYMENTS (THE INCOME PHASE) -- Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:


      When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information -- Annuitant" for the definition of Annuitant and permitted changes of the Annuitant).


      PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT (GMIB), GUARANTEED WITHDRAWAL BENEFIT (GWB), OR GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB), AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY GUARANTEED PRINCIPAL ADJUSTMENT THAT

      MAY BE PROVIDED BY THE RIDER. For a GWB or GLWB rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. In the prospectus, see "Living Benefits -- Operation of the Guaranteed Withdrawal Benefit -- Guaranteed Withdrawal Benefit and Annuitization" (for the GWB) or "Living Benefits -- Operation of the
      GLWB -- Guaranteed Lifetime Withdrawal Benefit and Annuitization" (for the GLWB).



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                         Telephone: 800-343-8496
                                                                  SUPP-MLNEW0418

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND



                                                  BRIGHTHOUSE SEPARATE ACCOUNT A





                                                                       SERIES VA

                              (OFFERED BETWEEN OCTOBER 7, 2011 AND MAY 1, 2016)






                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 63 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 62 Investment Portfolios listed below.




BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

     BlackRock Global Allocation V.I. Fund



BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)*


     American Funds(R) Balanced Allocation Portfolio (Class C)+

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)+

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)


     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B)* (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)+

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II


     Baillie Gifford International Stock Portfolio (Class B)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)+

     Brighthouse Asset Allocation 40 Portfolio (Class B)+

     Brighthouse Asset Allocation 60 Portfolio (Class B)+

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)*


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


* If you elect the GWB v1 rider, a GMIB Max rider, or a GMIB Max and an EDB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See
"Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, a GMIB Max rider or an EDB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II.")


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 113 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................   5
HIGHLIGHTS...............................................   7
FEE TABLES AND EXAMPLES..................................   9
1. THE ANNUITY CONTRACT..................................  18
2. PURCHASE..............................................  18
     Purchase Payments...................................  19
     Termination for Low Account Value...................  19
     Allocation of Purchase Payments.....................  20
     Investment Allocation Restrictions for Certain
       Riders............................................  21
     Free Look...........................................  29
     Accumulation Units..................................  29
     Account Value.......................................  30
     Replacement of Contracts............................  30
     Owning Multiple Contracts...........................  31
3. INVESTMENT OPTIONS....................................  31
     Investment Portfolios That Are Funds-of-Funds.......  34
     Transfers...........................................  34
     Dollar Cost Averaging Programs......................  38
     Three Month Market Entry Program....................  39
     Automatic Rebalancing Program.......................  39
     Voting Rights.......................................  40
     Substitution of Investment Options..................  40
4. EXPENSES..............................................  40
     Product Charges.....................................  40
     Account Fee.........................................  41
     Guaranteed Minimum Income
       Benefit -- Rider Charge...........................  42
     Guaranteed Withdrawal Benefit -- Rider Charge.......  42
     Guaranteed Lifetime Withdrawal Benefit -- Rider
       Charge............................................  43
     Withdrawal Charge...................................  44
     Reduction or Elimination of the Withdrawal
       Charge............................................  44
     Premium and Other Taxes.............................  45
     Transfer Fee........................................  45
     Income Taxes........................................  45
     Investment Portfolio Expenses.......................  45
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  45
     Annuity Date........................................  45
     Annuity Payments....................................  46
     Annuity Options.....................................  47
     Variable Annuity Payments...........................  48
     Fixed Annuity Payments..............................  48
6. ACCESS TO YOUR MONEY..................................  49
     Systematic Withdrawal Program.......................  50
     Suspension of Payments or Transfers.................  50
7. LIVING BENEFITS.......................................  51
     Overview of Living Benefit Riders...................  51
     Guaranteed Minimum Income Benefit (GMIB)............  51
     Operation of the GMIB...............................  52
     GMIB Rate Table.....................................  59
     Guaranteed Withdrawal Benefit.......................  63
     GWB Rate Table......................................  70
     Guaranteed Lifetime Withdrawal Benefit..............  72
     GLWB Death Benefit..................................  79
     GLWB Rate Table.....................................  81
8. PERFORMANCE...........................................  84
9. DEATH BENEFIT.........................................  84
     Upon Your Death.....................................  84
     Standard Death Benefit -- Principal Protection......  85
     Optional Death Benefit -- Annual Step-Up............  86
     Optional Death Benefit -- Enhanced Death Benefit
       (EDB).............................................  86
     Operation of the EDB................................  87
     EDB Rate Table......................................  92
     GLWB Death Benefit..................................  94
     Optional Death Benefit -- Compounded-Plus...........  94
     Additional Death Benefit -- Earnings Preservation
       Benefit...........................................  95
     General Death Benefit Provisions....................  95
     Spousal Continuation................................  96
     Death of the Annuitant..............................  96
     Controlled Payout...................................  96
10. FEDERAL INCOME TAX STATUS............................  97
     Non-Qualified Contracts.............................  97
     Qualified Contracts................................. 100
11. OTHER INFORMATION.................................... 107
     Brighthouse Life Insurance Company.................. 107
     The Separate Account................................ 108
     Distributor......................................... 108
     Selling Firms....................................... 109
     Requests and Elections.............................. 110
     Ownership........................................... 111
     Legal Proceedings................................... 112
     Financial Statements................................ 112

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION................................... 113
APPENDIX A............................................... A-1
     Condensed Financial Information..................... A-1
APPENDIX B............................................... B-1
     Participating Investment Portfolios................. B-1
APPENDIX C............................................... C-1
     EDCA Examples with Multiple Purchase Payments....... C-1
APPENDIX D............................................... D-1
     Guaranteed Minimum Income Benefit (GMIB)
       Examples.......................................... D-1
APPENDIX E............................................... E-1
     Guaranteed Withdrawal Benefit Examples.............. E-1
APPENDIX F............................................... F-1
     Guaranteed Lifetime Withdrawal Benefit Examples..... F-1
APPENDIX G............................................... G-1
     GLWB Death Benefit Examples......................... G-1
APPENDIX H............................................... H-1
     Death Benefit Examples.............................. H-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 30
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 29
Annual Benefit Payment..................................... 64 and 73
Annuitant.............................................................. 112
Annuity Date............................................................. 45
Annuity Options.......................................................... 47
Annuity Payments......................................................... 45
Annuity Service Center..................................................... 8
Annuity Units............................................................ 46
Beneficiary............................................................ 112
Benefit Base............................................................. 73
Business Day............................................................. 20
Contract Year............................................................ 20
Death Benefit Base....................................................... 87
Fixed Account............................................................ 18
Free Look................................................................ 29
GLWB Death Benefit Base.................................................. 80
GLWB Withdrawal Rate..................................................... 73
Good Order............................................................. 110
Guaranteed Principal Adjustment............................ 67 and 76
GWB Withdrawal Rate...................................................... 64
Income Base.............................................................. 52
Income Phase............................................................. 18
Investment Portfolios.................................................... 31
Joint Owners........................................................... 112
Owner.................................................................. 111
Purchase Payment......................................................... 19
Remaining Guaranteed Withdrawal Amount................................... 64
Separate Account....................................................... 108
Total Guaranteed Withdrawal Amount....................................... 63

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed lifetime withdrawal benefit (GLWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Minimum Income Benefit (GMIB)").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND CERTAIN OWNERS. The contracts are offered for individuals, some tax qualified and non-tax qualified retirement plans, and certain corporations and other non-natural persons. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. In addition, non-tax qualified contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the contract by a corporation or certain other legal entities, or within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract (unless the contract is owned by a corporation or other legal entity not holding the contract as agent for a natural person). If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., is a corporation, partnership, or a trust other than a trust that holds the contract as agent for a natural person), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person or, subject to our administrative procedures, a corporation or other legal entity we approve. The Owner of this contract, if held by or for the benefit of a natural person, can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   1.90%

--------------------------------------------------------------------------------


















 Note 1. An account fee of $30 is charged on the Contract Anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")




     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for additional optional death benefits (EDB Max V, EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, Enhanced Death Benefit II, and GLWB Death Benefit), for which the charge is assessed on the Death Benefit Base (GLWB Death Benefit Base for the GLWB Death Benefit) and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(Note 2)
(as a percentage of the Income Base (Note 3))

  GMIB Max V -- maximum charge                 1.50%

  GMIB Max V -- current charge                 1.00%



  GMIB Max IV -- maximum charge                1.50%

  GMIB Max IV -- current charge                1.00%



  GMIB Max III -- maximum charge               1.50%

  GMIB Max III -- current charge               1.00%



  GMIB Max II -- maximum charge                1.50%

  GMIB Max II -- current charge                1.00%



  GMIB Plus IV -- maximum charge               1.50%

  GMIB Plus IV -- current charge               1.00%



  GMIB Plus III -- maximum charge              1.50%

  GMIB Plus III -- current charge              1.00%





GUARANTEED WITHDRAWAL BENEFIT (GWB) RIDER CHARGES (Note 4)
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 5))



  GWB v1 -- maximum charge                                            1.80%

  GWB v1 -- current charge                                            0.90%


--------------------------------------------------------------------------------








     Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


 Note 2. You may only elect one GMIB rider at a time. The GMIB Max V rider is currently available for purchase in all states. The GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III riders are not available for purchase. Please see "Living Benefits -- GMIB Rate Table" for information on when and where each GMIB rider is or was available.



 Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Minimum Income Benefit (GMIB)" for a definition of the term Income Base. The GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses.")



     Note 4. The GWB v1 rider is currently available for purchase in all states except California, Oregon, and Vermont.



 Note 5. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER
CHARGES (Note 6)
(as a percentage of the Benefit Base (Note 7))



  GLWB -- maximum charge                        2.00%

  GLWB -- current charge                        1.20%







GLWB DEATH BENEFIT RIDER CHARGES (Note 8)
(as a percentage of the GLWB Death Benefit Base (Note 9))



  GLWB Death Benefit -- maximum charge                     1.20%

  GLWB Death Benefit -- current charge                     0.65%


--------------------------------------------------------------------------------
























 Note 6. The GLWB has been available for purchase in Minnesota, Oregon, and Pennsylvania since May 4, 2015. The GLWB has been available for purchase in all other states since February 14, 2015.



 Note 7. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See "Living
 Benefits -- Guaranteed Lifetime Withdrawal Benefit" for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")



 Note 8. The GLWB Death Benefit may only be elected if the GLWB rider is elected. The GLWB Death Benefit is currently not available for purchase in Washington. The GLWB Death Benefit has been available for purchase in Minnesota, Oregon, and Pennsylvania since May 4, 2015. The GLWB Death Benefit has been available for purchase in all other states since February 14, 2015.



 Note 9. On the issue date, the GLWB Death Benefit Base is set at an amount equal to your initial Purchase Payment. The GLWB Death Benefit Base is adjusted for subsequent Purchase Payments and all withdrawals. See "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit -- GLWB Death Benefit" for a definition of the term GLWB Death Benefit Base. The GLWB Death Benefit rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")

ENHANCED DEATH BENEFIT (EDB) RIDER CHARGES (Note 10)
(as a percentage of the Death Benefit Base (Note 11))

  EDB Max V -- maximum charge                                              1.50%

  EDB Max V (issue age 69 or younger) -- current charge                    0.60%

  EDB Max V (issue age 70-72) -- current charge                            1.15%



  EDB Max IV -- maximum charge                                             1.50%

  EDB Max IV (issue age 69 or younger) -- current charge                   0.60%

  EDB Max IV (issue age 70-75) -- current charge                           1.15%



  EDB Max III -- maximum charge                                            1.50%

  EDB Max III (issue age 69 or younger) -- current charge                  0.60%

  EDB Max III (issue age 70-75) -- current charge                          1.15%



  EDB Max II -- maximum charge                                             1.50%

  EDB Max II (issue age 69 or younger) -- current charge                   0.60%

  EDB Max II (issue age 70-75) -- current charge                           1.15%



  Enhanced Death Benefit III -- maximum charge                             1.50%

  Enhanced Death Benefit III (issue age 69 or younger) -- current charge   0.60%

  Enhanced Death Benefit III (issue age 70-75) -- current charge           1.15%



  Enhanced Death Benefit II -- maximum charge                              1.50%

  Enhanced Death Benefit II (issue age 69 or younger) -- current charge    0.60%

  Enhanced Death Benefit II (issue age 70-75) -- current charge            1.15%


--------------------------------------------------------------------------------











 Note 10. You may only elect one Enhanced Death Benefit rider at a time. The EDB Max V rider is currently available for purchase in all states. The EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, and Enhanced Death Benefit II riders are not available for purchase. Please see "Death
 Benefit -- EDB Rate Table" for information on when and where each EDB rider is or was available. The EDB Max V rider may only be elected if the GMIB Max V rider is also elected. The EDB Max IV rider could only be elected if the GMIB Max IV rider was also elected. The EDB Max III rider could only be elected if the GMIB Max III rider was also elected. The EDB Max II rider could only be elected if the GMIB Max II rider was also elected. The Enhanced Death Benefit III rider could only be elected if the GMIB Plus IV rider was also elected. The Enhanced Death Benefit II rider could only be elected if the GMIB Plus III rider was also elected.



 Note 11. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit
 (EDB)." The EDB Max V, EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, and Enhanced Death Benefit II rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund        0.63%         0.25%        0.25%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets        0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.55%         0.25%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund       0.01%       1.14%         0.13%         1.01%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio          0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International           --        0.95%         0.01%         0.94%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%


                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Harris Oakmark International Portfolio          0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio              0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                    0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation               0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio          0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk               0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio         0.69%         0.25%        0.05%

 PanAgora Global Diversified Risk                0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                  0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                    0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio          0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio            0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                       0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio         0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio          0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                  0.65%         0.25%        0.03%
  Portfolio

 Wells Capital Management Mid Cap                0.72%         0.25%        0.05%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             0.79%         0.25%        0.06%
  Portfolio

 BlackRock Bond Income Portfolio                 0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio        0.69%         0.25%        0.03%

 BlackRock Ultra-Short Term Bond                 0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio       0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio       0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio       0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio       0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value               0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International           0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               0.71%         0.25%        0.04%

 Jennison Growth Portfolio                       0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio          0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio           0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio            0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio         0.25%         0.30%        0.06%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------- ----------- ----------- --------------- -----------
 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Harris Oakmark International Portfolio           --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio               --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                     --        0.82%         0.14%         0.68%

 JPMorgan Global Active Allocation                --        1.02%         0.06%         0.96%
  Portfolio

 Loomis Sayles Global Markets Portfolio           --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk              0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio          --        0.99%         0.10%         0.89%

 PanAgora Global Diversified Risk               0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                   --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                     --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio         0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio           0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                      0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio          --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio           --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                   --        0.93%         0.09%         0.84%
  Portfolio

 Wells Capital Management Mid Cap                 --        1.02%         0.06%         0.96%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock              --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Bond Income Portfolio                  --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio         --        0.97%         0.09%         0.88%

 BlackRock Ultra-Short Term Bond                  --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio      0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio      0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio      0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value                --        1.10%         0.05%         1.05%
  Portfolio

 Brighthouse/Dimensional International            --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity               --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio                --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                        --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio           --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio          0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio           0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio        0.01%       0.62%           --          0.62%


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 MetLife Stock Index Portfolio           0.25%         0.25%        0.02%        --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                  0.70%         0.25%        0.02%        --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio      0.81%         0.25%        0.04%        --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth          0.60%         0.25%        0.02%        --        0.87%         0.05%         0.82%
  Portfolio

 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic      0.56%         0.25%        0.04%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider (assuming the maximum 2.00% charge applies in all Contract Years) with the GLWB Death Benefit (assuming the maximum 1.20% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,304     $2,285      $3,238      $5,672
    minimum       $1,232     $2,075      $2,897      $5,043



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $604      $1,745      $2,878      $5,672
    minimum        $532      $1,535      $2,537      $5,043



CHART 2. Chart 2 assumes you do not select optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $984      $1,349      $1,721      $2,863
    minimum        $912      $1,133      $1,358      $2,128



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $284        $809      $1,361      $2,863
    minimum        $212        $593      $  998      $2,128


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods.

There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your financial representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your financial representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms.



We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders"; "Investment Allocation Restrictions for Certain
     Riders -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II"; and "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the

Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Minimum Income Benefit, Guaranteed Withdrawal Benefit, or Guaranteed Lifetime Withdrawal Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Income Base of the Guaranteed Minimum Income Benefit rider, the Remaining Guaranteed Withdrawal Amount of the Guaranteed Withdrawal Benefit rider, any guaranteed amount remaining under the Guaranteed Lifetime Withdrawal Benefit, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, EDB Max V, EDB Max IV, EDB Max III, EDB Max II, or GWB v1 riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus IV (GMIB Plus IV), Enhanced Death Benefit III (EDB III), Guaranteed Minimum Income Benefit Plus III (GMIB Plus III), or Enhanced Death Benefit II (EDB II) riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II" until the rider terminates.

If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase

Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the rider terminates.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX, EDB MAX, AND GWB V1 RIDERS


If you elect the GMIB Max V or EDB Max V riders, or if you elected the GMIB Max IV, GMIB Max III, GMIB Max II, EDB Max IV, EDB Max III or EDB Max II riders (all eight riders are referred to collectively as the "GMIB Max and EDB Max riders"), or if you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



o  AB Global Dynamic Allocation Portfolio


o  AQR Global Risk Balanced Portfolio


o  BlackRock Global Tactical Strategies Portfolio


o  Brighthouse Balanced Plus Portfolio


o  Invesco Balanced-Risk Allocation Portfolio


o  JPMorgan Global Active Allocation Portfolio


o  MetLife Multi-Index Targeted Risk Portfolio


o  PanAgora Global Diversified Risk Portfolio


o  Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max, EDB Max, or GWB v1 riders.


The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max, EDB Max, and GWB v1 riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max, EDB Max, or GWB v1 riders are not selected may offer the potential for higher returns. Before you select a GMIB Max, EDB Max, or GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max, EDB Max, and GWB v1 riders meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect the GMIB Max, EDB Max, or GWB v1 riders, you may not participate in the Dollar Cost Averaging (DCA) program.


Restrictions on Investment Allocations After Rider Terminates. If you elected a GMIB Max rider and it terminates, or if you elected both a GMIB Max rider and the corresponding EDB Max rider and both riders terminate, or if you elected the GWB v1 rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. However, if you elected both a GMIB Max rider and the corresponding EDB Max rider, and only the GMIB Max rider has terminated, the investment allocation restrictions described above under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders" will continue to apply. (For information on the termination of the GMIB Max, EDB Max, and GWB v1 riders, see the descriptions of the GMIB and GWB riders in the "Living Benefits" section and the description of the EDB riders in the "Death Benefit" section.)


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB MAX AND EDB MAX. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max and EDB Max riders.


Potential Restrictions on Subsequent Purchase Payments. (The following does not apply to contracts issued in Oregon. For information on Oregon, see the "Potential Restrictions on Subsequent Purchase Payments -- Oregon Only" subsection below.) In the future, we may choose not to permit Owners of existing contracts with a GMIB Max V, GMIB Max IV, GMIB Max III, or GMIB Max II rider to make subsequent Purchase Payments if: (a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). Similarly, in the future, we may choose not to permit Owners of existing contracts with an EDB Max V, EDB Max IV, EDB Max III, or EDB Max II rider to make subsequent Purchase Payments if: (a) that EDB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that EDB Max rider offered to new customers (see your contract schedule for a list of the changes). We will notify Owners of contracts with a GMIB Max or EDB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


Potential Restrictions on Subsequent Purchase Payments -- Oregon Only. In Oregon, we may choose not to permit Owners of existing contracts with a GMIB Max or EDB Max rider to make subsequent Purchase Payments. We will not impose restrictions on subsequent Purchase Payments until at least 90 days after the contract has been issued. We will notify Owners of contracts with the affected GMIB Max and/or EDB Max riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


For contracts issued in all states, if we have imposed restrictions on
----------------------------------
subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


Current Restrictions on Subsequent Purchase Payments. (The following does not apply to contracts issued in Oregon. For information on Oregon, see the "Current Restrictions on Subsequent Purchase Payments -- Oregon Only" subsection below.)


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange
                                ------
     on December 2, 2011, and you elected the GMIB Max II rider (or the GMIB Max II rider and the corresponding EDB Max II rider), we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o  If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange
                                -----
     on December 2, 2011, and you elected the GMIB Max II rider (or the GMIB Max II rider and the corresponding EDB Max II rider), we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent Purchase Payment received after April 27, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on March 30, 2012.


o If you elected the GMIB Max III or GMIB Max IV rider (or the GMIB Max III or GMIB Max IV rider and the corresponding EDB Max III or EDB Max IV rider), we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


Current Restrictions on Subsequent Purchase Payments -- Oregon Only


o  For contracts issued in Oregon only, if we received your application and necessary information, in Good Order, at our Annuity Service Center before
                                                                         ------
     the close of the New York Stock Exchange on December 2, 2011 and you

     elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the later of: (1) the close of the New York Stock Exchange on August 9, 2013; or (2) 90 days after the contract was issued. However, we will accept a subsequent Purchase Payment received after the later of (1) or (2) above if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the later of (1) or (2) above.

o  For contracts issued in Oregon only, if we received your application and necessary information, in Good Order, at our Annuity Service Center after
                                                                         -----
     the close of the New York Stock Exchange on December 2, 2011 and you

     elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the later of: (1) the close of the New York Stock Exchange on April 27, 2012; or (2) 90 days after the contract was issued. However, we will accept a subsequent Purchase Payment received after the later of (1) or (2) above if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the later of (1) or (2) above.

o For contracts issued in Oregon only, if you elected the GMIB Max III or GMIB Max IV rider (or the GMIB Max III or GMIB Max IV rider and the corresponding EDB Max III or EDB Max IV rider), we will not accept subsequent Purchase Payments from you after the later of: (1) the close of the New York Stock Exchange on August 9, 2013; or (2) 90 days after the contract was issued. However, we will accept a subsequent Purchase Payment received after the later of (1) or (2) above if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the later of (1) or
     (2) above.


Restrictions on Subsequent Purchase Payments After GMIB Max Rider Terminates. If the GMIB Max II, GMIB Max III, or GMIB Max IV rider terminates (see "Living Benefits -- Operation of the GMIB -- Terminating the GMIB Rider"), or if you elected both the GMIB Max II, GMIB Max III, GMIB Max IV rider and the corresponding EDB Max II, EDB Max III, or EDB Max IV rider and they both terminate, the restrictions on subsequent Purchase Payments described above will no longer apply. However, if you elected both the GMIB Max II, GMIB Max III, GMIB Max IV rider and the corresponding EDB Max II, EDB Max III, or EDB Max IV rider, and only the GMIB Max rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.


RESTRICTION ON SUBSEQUENT PURCHASE PAYMENTS -- GWB V1. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see "Living Benefits -- GWB Rate Table"). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract:
(a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see "Living Benefits -- Operation of the Guaranteed Withdrawal
Benefit -- Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits -- Operation of the Guaranteed Withdrawal

Benefit -- Termination of the GWB Rider"), the restriction on subsequent Purchase Payments no longer applies.


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GMIB Max, EDB Max, or GWB v1 rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the Free Look period. (See the "Free Look" section below.) After the Free Look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS IV, EDB III, GMIB PLUS III, AND EDB II


Allocation. If you elect the GMIB Plus IV rider, the Enhanced Death Benefit III rider, the GMIB Plus III rider, or the Enhanced Death Benefit II rider, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU

MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                           ------


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).



OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Bond Income Portfolio
     BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
     Western Asset Management U.S. Government Portfolio

Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
     Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------



   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio


Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your

Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS IV, EDB III, GMIB PLUS III, EDB II


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus IV, EDB III, GMIB Plus III, EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus III and GMIB Plus IV After Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

(1) you elected only the GMIB Plus III rider, and it terminates (see "Living Benefits - Operation of the GMIB - Terminating the GMIB Rider");

(2) you elected both the GMIB Plus III and the EDB II, and both riders terminate (see "Living Benefits - Operation of the GMIB - Terminating the GMIB Rider" and "Death Benefit - Operation of the EDB - Terminating the EDB Rider");

(3) you elected only the GMIB Plus IV rider, and it terminates (see "Living Benefits - Operation of the GMIB - Terminating the GMIB Rider"); or

(4) you elected both the GMIB Plus IV and the EDB III, and both riders terminate (see "Living Benefits - Operation of the GMIB - Terminating the GMIB Rider" and "Death Benefit - Operation of the EDB - Terminating the EDB Rider").

However, if you elected both the GMIB Plus III and the EDB II riders, and only the GMIB Plus III rider has terminated, or if you elected both the GMIB Plus IV and the EDB III riders, and only the GMIB Plus IV rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB


If you elect the GLWB rider, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to Platform 1 and Platform 2 below. You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the Investment Portfolios listed below. If you elect the GLWB, you may not participate in the Dollar Cost Averaging (DCA) program.


Platform 1
----------


You must allocate:



o a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Fidelity Institutional Asset Management(R) Government Income Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, and Schroders Global Multi-Asset Portfolio.



AND


Platform 2
----------


You may allocate:


o a maximum of 20% of Purchase Payments or Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.



The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Fidelity Institutional Asset Management(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.

Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.


Optional Enhanced Dollar Cost Averaging Program. You may allocate Purchase Payments to the Enhanced Dollar Cost Averaging (EDCA) program. If you choose to allocate a Purchase Payment to the EDCA program, you must allocate the entire Purchase Payment to that program. Any transfer from an EDCA program balance must be allocated in accordance with the investment allocation restrictions described above. In addition, unless you provide us with different instructions, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA program, all transfers from the EDCA program must be allocated to the same Investment Portfolios as your most recent allocations for Purchase Payments.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.


Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA program balance transfer, and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.


GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. (The following does not apply to contracts issued in Oregon. For information on Oregon, see the "Potential Restrictions on Subsequent Purchase Payments -- Oregon Only" subsection below.) In the future, we may choose to not permit owners of existing contracts with the GLWB rider to make subsequent Purchase Payments if:
(a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- OREGON ONLY. In Oregon, we may choose not to permit Owners of existing contracts with a GLWB rider to make subsequent Purchase Payments. We will not impose restrictions on subsequent Purchase Payments until at least 90 days after the contract has been issued. We will notify Owners of contracts with the affected GLWB riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


For contracts issued in all states, if we have imposed restrictions on
----------------------------------
subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


INVESTMENT ALLOCATION RESTRICTIONS -- CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GLWB rider and you are a California purchaser aged 60 and older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the Free Look period. After the Free Look expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract. (See "Free Look" for more information.)


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period. (For additional information applicable to California purchasers aged 60 and older who elect a GMIB Max, EDB Max, or GWB v1 rider, see "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders -- California Free Look Requirements for Purchasers Age 60 and Over." For additional information applicable to California purchasers aged 60 and older who elect a GLWB rider, see "Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Investment Allocation Restrictions -- California Free Look Requirements for Purchasers Age 60 and Over.")


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.



ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.



OWNING MULTIPLE CONTRACTS



You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your financial representative.





3. INVESTMENT OPTIONS


The contract offers 62 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio


   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund




BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)*


     American Funds(R) Balanced Allocation Portfolio (Class C)+

     American Funds(R) Growth Allocation Portfolio (Class C)


     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)+

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B)* (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)+

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios.

(See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)+

     Brighthouse Asset Allocation 40 Portfolio (Class B)+

     Brighthouse Asset Allocation 60 Portfolio (Class B)+

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)*


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   * If you elect the GWB v1 rider, a GMIB Max rider, or a GMIB Max and an EDB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
   Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, a GMIB Max rider or an EDB Max rider.



   + If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
   Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.



   # These Investment Portfolios are only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio


     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent

Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GWB rider, the GLWB rider, a GMIB rider, or a GMIB rider and an Enhanced Death Benefit rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the "Purchase -- Investment Allocation Restrictions for Certain Riders" section.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio


      BlackRock Global Allocation V.I. Fund


      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any

Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider, the GLWB rider, a GMIB rider, or a GMIB rider and an Enhanced Death Benefit rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM



Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus IV, Enhanced Death Benefit III, GMIB Plus III, or Enhanced Death Benefit II riders, the Fixed Account is available for automatic rebalancing. If you have selected the GWB v1, GLWB, GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, EDB Max V, EDB Max IV, EDB Max III, or EDB Max II riders, the Fixed Account is not available for automatic rebalancing.

EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%


Please check with your financial representative regarding which death benefits are available in your state.



EDB Max V is currently available for purchase in all states. EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, and Enhanced Death Benefit II are not available for purchase.


The EDB Max V rider may only be selected if you also select the GMIB Max V rider. The EDB Max IV rider could only be selected if you also selected the GMIB Max IV rider. The EDB Max III rider could only be selected if you also selected the GMIB Max III rider. The EDB Max II rider could only be selected if you also selected the GMIB Max II rider. The Enhanced Death Benefit III rider could only be selected if you also selected the GMIB Plus IV rider. The Enhanced Death Benefit II rider could only be selected if you also selected the GMIB Plus III rider.


If you select an Enhanced Death Benefit rider, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70 or older at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base. (For a discussion of how the Death Benefit Base is determined, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit (EDB).")


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of:
(a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


See "GLWB Death Benefit -- Rider Charge" below for information on the GLWB Death Benefit charge.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are six different versions of the GMIB under this contract: GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III. GMIB Max V is currently available for purchase in all states. GMIB Max IV, GMIB Max III, GMIB Max II, GMIB Plus IV, and GMIB Plus III are not available for purchase.


If you select a GMIB rider, we will assess a charge during the Accumulation Phase equal to 1.00% of the Income Base (see "Living Benefits -- Guaranteed Minimum Income Benefit (GMIB)" for a discussion of how the Income Base is determined) at the time the rider charge is assessed prior to any Optional Step-Up.


If your Income Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment. If a GMIB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); because the Guaranteed Principal Option is exercised; or because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


If you elect the Guaranteed Withdrawal Benefit (GWB) rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount.


If: you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); the contract terminates (except for a termination due to death); or you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect.


The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") equals zero.


The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.

We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT -- RIDER CHARGE



The Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.20% of the Benefit Base (see "Living
Benefits -- Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your EDCA Program balance and Account Value in the Separate Account.


We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.



Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or
(b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/

Annuitant, or the assignment.


If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


GLWB DEATH BENEFIT -- RIDER CHARGE

The GLWB Death Benefit may only be elected if you have also elected the GLWB rider.

The GLWB Death Benefit is available for an additional charge of 0.65% of the GLWB Death Benefit Base (see "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit -- GLWB Death Benefit"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from your Account Value in the Separate Account.

Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or (b) the current rate that we would charge for the same optional death benefit with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.

If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/Annuitant, or the assignment.

If the GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the GLWB rider, no GLWB Death Benefit charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.

WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes.

The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts. This rider is also not available for contracts issued in South Dakota based on applications and necessary information received in Good Order at our Annuity Service Center after the close of the New York Stock Exchange on December 31, 2012.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT OR GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your

Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GWB, GLWB, GMIB, or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital

     Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer three types of living benefit riders -- guaranteed income benefits, a guaranteed withdrawal benefit, and a guaranteed lifetime withdrawal benefit:


Guaranteed Income Benefits
--------------------------


o  GMIB Max (GMIB Max V, GMIB Max IV, GMIB Max III, and GMIB Max II)


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus IV and GMIB Plus III)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the Investment Portfolios, while assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefit
-----------------------------


o  Guaranteed Withdrawal Benefit (GWB v1)


The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


Guaranteed Lifetime Withdrawal Benefit
--------------------------------------


o  Guaranteed Lifetime Withdrawal Benefit (GLWB)


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in "Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB," including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee. In states where approved, you may also elect the GLWB Death Benefit for an additional charge if you elect the GLWB rider.


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but you also want to assure a specified guaranteed level of minimum fixed Annuity Payments during the Income Phase, we offer an optional rider for an additional charge, called the Guaranteed Minimum Income Benefit (GMIB). The purpose of the GMIB is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


As described in more detail in "Annuity Payments (The Income Phase)," you can choose to apply your Account Value to fixed Annuity Payments, variable Annuity Payments, or a combination of both. The dollar amount of your Annuity Payments will vary to a significant degree based on the market performance of the Investment Portfolio(s) to which you had allocated Account Value during the Accumulation Phase (and based on market performace during the Income Phase, in the case of variable Annuity Payments).



With the GMIB, the minimum amount of each fixed Annuity Payment you receive during the Income Phase is guaranteed regardless of the investment performance of the Investment Portfolios during the Accumulation Phase or your actual Account Value at the time you elect the Income Phase. Prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



In states where approved, you may purchase the GMIB if you are age 78 or younger on the effective date of your contract. You may not have this benefit and another living benefit (Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit) in effect at the same time.

Once elected, the GMIB rider may not be terminated except as stated below.


SUMMARY OF THE GMIB


The following section provides a summary of how the GMIB works. A more detailed explanation of the operation of the GMIB is provided, in the section below called "Operation of the GMIB."


Under the GMIB, we calculate an "Income Base" that determines, in part, the minimum amount you receive as fixed Annuity Payments under the GMIB rider if you elect the Income Phase. The Income Base is the greater of two calculated values, the Annual Increase Amount or the Highest Anniversary Value (see "Operation of the GMIB -- Income Base"). We then will apply the Income Base calculated at the time the GMIB rider is exercised to the conservative GMIB Annuity Table specified in your GMIB rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments. (However, your actual payment may be higher than this minimum if, as discussed below, Annuity Payments during the Income Phase of the contract based on the Account Value would produce a higher payment).


IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. THE GMIB MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. IF AT THE TIME YOU ELECT THE INCOME PHASE, APPLYING YOUR ACTUAL ACCOUNT VALUE TO THEN CURRENT ANNUITY PURCHASE RATES (INDEPENDENT OF THE GMIB RIDER) PRODUCES HIGHER ANNUITY PAYMENTS, YOU WILL RECEIVE THE HIGHER ANNUITY PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED.


DIFFERENT VERSIONS OF THE GMIB. From time to time, we introduce new versions of the GMIB. Each version of the GMIB we have offered with this contract, and the versions we may currently be offering (if any), are listed in the "GMIB Rate Table" immediately following the "Operation of the GMIB" section below. The principal differences between the different versions of the GMIB described in this prospectus are the items listed in the GMIB Rate Table and the Investment Portfolios to which you are permitted to allocate Account Value while the GMIB rider is in effect (see "Operation of the GMIB - Investment Allocation Restrictions").


OPERATION OF THE GMIB


The following section describes how the GMIB operates. When reading the following descriptions of the operation of the GMIB (for example, the "Annual Increase Rate," "Dollar-for-Dollar Withdrawal Percentage," and "Enhanced Payout Rate" sections), refer to the GMIB Rate Table below for the specific rates and other terms applicable to your version of the GMIB.


(See Appendix D for examples illustrating the operation of the GMIB.)


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and

      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) the GMIB Annual Increase Rate; or


(b) the Required Minimum Distribution Rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)  if you enroll only in the Automated Required Minimum Distribution
                    ----
         Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the GMIB - Income Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the Required Minimum Distribution Rate) is greater than item

(a) above (the GMIB Annual Increase Rate), and your total withdrawals during a

Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed
                                                                       ------
the Required Minimum Distribution Rate, the Required Minimum Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the GMIB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of Annuity Payments under the GMIB.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:


(a) the GMIB Dollar-for-Dollar Withdrawal Rate; or


(b) the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.


For GMIB Max IV only, the GMIB Dollar-for-Dollar Withdrawal Rate, and therefore
--------------------
the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the GMIB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) proportional reduction: if total withdrawals in a Contract Year are greater
    ----------------------
       than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) dollar-for-dollar treatment: if total withdrawals in a Contract Year are
    ---------------------------
       not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF ANNUITY PAYMENTS UNDER THE GMIB RIDER. Complying with the two conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.


Example:
-------


o Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if you owned a GMIB rider with a 4.5% GMIB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first contract year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.


o Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if you took a withdrawal during the first Contract Year equal to 10% of the Account Value , that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the GMIB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB RIDER CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected a GMIB rider, the investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders" will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. (However, if you elected a GMIB Max rider, you will not be permitted to allocate subsequent Purchase Payments or transfer Account Value to the Fixed Account.) If you elected both a GMIB rider and an EDB rider, the investment allocation restrictions and any subsequent Purchase Payment restrictions applicable to the EDB rider will continue to apply.


The Guaranteed Principal Option is not available with contracts issued with a GMIB rider in the state of Washington.


EXERCISING THE GMIB. If you exercise the GMIB rider, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB rider.

THE GMIB ANNUITY TABLE. When the contract is annuitized, Annuity Payments under the GMIB rider will be determined by applying the Income Base to the rates in the GMIB Annuity Table. The GMIB Annuity Table Basis is specified in the rider and the GMIB Rate Table.


As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances.


If you select the GMIB and if:


o  you take no withdrawals prior to the Minimum Enhanced Payout Withdrawal Age;


o your Account Value is fully withdrawn or decreases to zero at or after you reach the Minimum Enhanced Payout Withdrawal Age and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB will equal or exceed the applicable Enhanced Payout Rate multiplied by the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the Enhanced Payout Rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at the applicable Minimum Enhanced Payout Withdrawal Age and subsequently died, if that Owner's spouse continued the contract and the GMIB rider, the spouse would be eligible for the Enhanced Payout Rate as described above, even if the spouse were younger than the Enhanced Rate Withdrawal Age at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the Enhanced Payout Rates is based on the spouse's age when the spouse begins to take withdrawals.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB investment allocation restrictions, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GMIB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain Riders."

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Minimum Income Benefit section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


TERMINATING THE GMIB RIDER. Except as otherwise provided in the GMIB rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates and the GMIB investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply (except for the restrictions applicable to the GMIB Max riders described under "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1
Riders -- Restrictions on Investment Allocations After Rider Terminates"). However, if you elected both a GMIB rider and the corresponding EDB rider, and only the GMIB rider has terminated, the investment allocation restrictions and any subsequent Purchase Payment restrictions applicable to the EDB rider will continue to apply.

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GMIB Dollar for Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the GMIB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GMIB RATE TABLE


USING THE GMIB RATE TABLE. The GMIB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is offered in each state, currently. When a new version of the GMIB is introduced, it generally will replace the prior version once approved in a state. However, some states may take more time than others to approve the new version; in addition, certain broker-dealers may not offer a new version on the first date it is introduced.



If you have already purchased a contract, to determine which version of the GMIB (if any) you purchased with your contract, you should refer to the copy of the contract you received after you purchased it. If you would like another copy of your contract, including any applicable GMIB rider, please call our Annuity Service Center at (800) 343-8496. If you are purchasing a contract, to determine which version of the rider is currently being offered in your state, you should ask your financial representative.



If we introduce a new version of the rider, we generally will do so by updating the GMIB Rate Table. Changes to the GMIB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.


The GMIB Rate Table lists the following for each version of the GMIB:


o  the GMIB Annual Increase Rate, which is the minimum rate at which the Annual
       -------------------------
     Increase Amount is increased at each Contract Anniversary (see "Operation of the GMIB -- Income Base");


o  the GMIB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if you
       --------------------------------------
     make withdrawals that do not exceed the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual

     Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the GMIB -- see "Operation of the GMIB -- Withdrawal Adjustments.") For IRAs and other Qualified Contracts, also see "Operation of the GMIB -- Required Minimum Distribution Rate.";


o  the Enhanced Payout Rates, which may be available upon exercise of the GMIB,
       ---------------------
     depending on your age at the time you took your first withdrawal (the Minimum Enhanced Payout Withdrawal Age) (see "Operation of the GMIB
      -- Enhanced Payout Rates"); and


o  the GMIB Annuity Table Basis is specified in your rider and is used to
       ------------------------
     determine the amount of GMIB income payments, depending on your age, your sex, and the Annuity Option you select. Please note the annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.

GMIB RATE TABLE



                     GMIB            GMIB         ENHANCED PAYOUT RATES
                                                     MINIMUM
                                  DOLLAR-FOR-       ENHANCED
                    ANNUAL          DOLLAR           PAYOUT     ENHANCED
       GMIB        INCREASE       WITHDRAWAL       WITHDRAWAL    PAYOUT       GMIB ANNUITY
      RIDER          RATE            RATE              AGE        RATE         TABLE BASIS
                                                                              Annuity 2000
                                                                            Mortality Table,
                                                                         10 years of mortality
                                                                          improvement based on
     GMIB Max V     4.0%            4.0%              60         4.0%
                                                                          projection Scale AA,
                                                                          10-year age set back
                                                                         with interest of 0.5%
                                                                               per annum
                                4.5% if first                                 Annuity 2000
                              withdrawal prior                              Mortality Table,
                                                      62         4.5%
                               to 5th contract                           10 years of mortality
                               anniversary1 or                            improvement based on
    GMIB Max IV     5.0%
                                5.0% if first                             projection Scale AA,
                              withdrawal on or                            10-year age set back
                                                      67         5.0%
                             after 5th contract                          with interest of 0.5%
                                anniversary1                                   per annum
                                                                              Annuity 2000
                                                                            Mortality Table,
                                                                         10 years of mortality
                                                                          improvement based on
    GMIB Max III    5.0%            5.0%              62         5.0%
                                                                          projection Scale AA,
                                                                          10-year age set back
                                                                         with interest of 1.0%
                                                                               per annum
                                                                              Annuity 2000
                                                                            Mortality Table,
                                                      62         5.0%
                                                                         10 years of mortality
                                                                          improvement based on
    GMIB Max II     5.5%            5.5%
                                                                          projection Scale AA,
                                                                          10-year age set back
                                                      67         5.5%
                                                                         with interest of 1.0%
                                                                               per annum
                                                                              Annuity 2000
                                                                            Mortality Table,
                                                                         10 years of mortality
                                                                          improvement based on
    GMIB Plus IV    4.5%            4.5%              60         4.5%
                                                                          projection Scale AA,
                                                                          10-year age set back
                                                                         with interest of 1.0%
                                                                               per annum
                                                                              Annuity 2000
                                                      60         5.0%       Mortality Table,
   GMIB Plus III    5.0%            5.0%                                  10-year age set back
                                                                         with interest of 1.5%
                                                      62         5.5%


     per annum

     --------

 (1) For GMIB Max IV only, the GMIB Dollar-for-Dollar Withdrawal Rate, and
     --------------------
 therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max IV (see "Operation of the GMIB -- Withdrawal Adjustments").


GMIB VERSION AVAILABILITY BY STATE



                    ALL STATES
      RIDER         EXCEPT FL,
     VERSION        NV, NJ, OR     FLORIDA      NEVADA     NEW JERSEY         OREGON
                  02/04/13 -    02/25/13 -   02/25/13 -   02/25/13 -
     GMIB Max V                                                        02/04/13 - 02/19/16
                    02/19/16     02/19/16     02/19/16     02/19/16
                   08/20/12 -   08/20/12 -   11/12/12 -   11/19/12 -
    GMIB Max IV                                                        11/12/12 - 02/03/13
                    02/03/13     02/24/13     02/24/13     02/24/13
                   01/03/12 -   01/03/12 -   02/27/12 -   01/03/12 -
    GMIB Max III                                                       01/03/12 - 11/09/12
                    08/17/12     08/17/12     11/09/12     11/16/12
                   10/10/11 -   10/10/11 -                10/10/11 -
    GMIB Max II                                  N/A                   10/10/11 - 12/30/11
                    12/30/11     12/30/11                  12/30/11
                   10/10/11 -   10/10/11 -                10/10/11 -
    GMIB Plus IV                                 N/A                   10/10/11 - 02/24/12
                    02/24/12     02/24/12                  02/24/12
                                             10/10/11 -
   GMIB Plus III      N/A           N/A                       N/A              N/A
                                              02/24/12

GUARANTEED WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you.


In states where approved, you may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. You may not have this benefit and another living benefit (GMIB or Guaranteed Lifetime Withdrawal Benefit) or an Enhanced Death Benefit rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below.


SUMMARY OF THE GUARANTEED WITHDRAWAL BENEFIT RIDER


The following section provides a summary of how the Guaranteed Withdrawal Benefit (GWB) rider works. A more detailed explanation of the operation of the GWB is provided in the section below called "Operation of the Guaranteed Withdrawal Benefit."


The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.


Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year ("Annual Benefit Payment") without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.


IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See "Operation of the Guaranteed Withdrawal Benefit -- Cancellation and Guaranteed Principal Adjustment" below.)


While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)


OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT


The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the following descriptions of the operation of the GWB (for example, the "Total Guaranteed Withdrawal Amount," "Annual Benefit Payment," and "Payment Enhancement Feature" sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider.


(See Appendix E for examples illustrating the operation of the GWB.)


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see "Restriction on Subsequent Purchase Payments" below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess

Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see "Additional Information" below).


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Feature" below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.)


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


IT IS IMPORTANT TO NOTE:


o We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals.

o IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE THE GWB RATE TABLE). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE GWB WITHDRAWAL RATE.


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix E, "GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See
"Expenses -- Withdrawal Charge.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Internal Revenue Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).

If:


(1) you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o  may reset the GWB rider charge to a rate that does not exceed the lower of:
     (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:


(1) you are confined to a nursing home for at least 90 consecutive days;


(2) your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are permitted
                                        ------------------
       to submit additional requests after this contract anniversary);


(3) you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;


(4) the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined;


(5) your Account Value is greater than zero at the time the request is approved; and


(6) the GWB rider has not been terminated.


In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.


If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:


(a) the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or;


(b) your Annual Benefit Payment before the acceptance of your request.


Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.


The Payment Enhancement Feature may allow you to receive a larger Annual

Benefit Payment for a Contract Year without taking an Excess Withdrawal (see

"Managing Your Withdrawals" above). The Payment Enhancement Feature does not
                                                                         ---
increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider).


At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above.


The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date. The Payment Enhancement Feature is not available in Connecticut, Illinois, or South Dakota. As of the date of this prospectus, the Payment Enhancement Feature is available in all other states in which the GWB rider is available for purchase.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB RIDER; SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE, SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Rider" below), this restriction on subsequent Purchase Payments no longer applies.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may purchase the GWB rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB rider.


TERMINATION OF THE GWB RIDER. The GWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or

(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).

Under our current administrative procedures, we will waive the termination of the GWB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.


ADDITIONAL INFORMATION. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


1) Annuitize the Account Value under the contract's annuity provisions.


2) Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider.

USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB RATE TABLE


The GWB Rate Table lists the following for the GWB:


o  the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB
       -------------------
     Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB -- see "Operation of the Guaranteed Withdrawal Benefit -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the Guaranteed Withdrawal
     Benefit -- Required Minimum Distributions.";


o  the GWB Purchase Payment Period, which is the period of time following the
       ---------------------------
     contract issue date during which you may make subsequent Purchase Payments (see "Operation of the Guaranteed Withdrawal Benefit -- Restrictions on Subsequent Purchase Payments"); and


o  the Payment Enhancement Rate, which is the percentage by which the GWB
       ------------------------
     Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see "Operation of the Guaranteed Withdrawal Benefit -- Payment Enhancement Feature").


DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GWB RATE TABLE



                                                                  GWB
                DATE        DATE               GWB              PURCHASE    PAYMENT
    GWB        FIRST        LAST            WITHDRAWAL          PAYMENT   ENHANCEMENT
   RIDER     AVAILABLE   AVAILABLE             RATE              PERIOD      RATE2
                                          if first
                                         withdrawal
                                      taken before 5th  5.0%
                                          contract
                                        anniversary
                                          if first
                                         withdrawal
                                                               120 days
                                     taken on or after
                                                                 from
                                        5th contract
   GWB v11   04/29/13    05/01/16                       6.0%   contract      150%
                                      anniversary but
                                                                 issue
                                        before 10th
                                                                 date
                                          contract
                                        anniversary
                                          if first
                                         withdrawal
                                     taken on or after  7.0%
                                       10th contract
                                        anniversary

     --------

     (1) The GWB v1 rider was available for purchase in all states except California, Oregon, and Vermont.



     (2) The Payment Enhancement Feature is not available in Connecticut, Illinois, or South Dakota.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in "Operation of the GLWB" below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider:
FlexChoice Level and FlexChoice Expedite (see "GLWB Variations" below.)


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).


In states where approved, you may purchase the GLWB rider if you are at least age 50 and not older than age 85 on the effective date of your contract. You may not select this rider together with the GWB v1 rider, a GMIB rider, an EDB rider, the optional Annual Step-Up Death Benefit, or the Earnings Preservation Benefit. Once selected, the GLWB rider may not be terminated except as stated below.


SUMMARY OF THE GLWB


The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called "Operation of the GLWB."


The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB RIDER DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


Under the GLWB rider, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.


IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)


While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Potential Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.

OPERATION OF THE GLWB


The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.


(See Appendix F for examples illustrating the operation of the GLWB.)


BENEFIT BASE. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


On each contract anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see "Automatic Step-Up" below).


ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.


Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.


As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.

If your contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


It is important to note:


o If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


o If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.


o IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB RIDER, AND THE GLWB RIDER WILL TERMINATE.


o If your contract has not been continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table".)


o You may elect to receive a lump sum in lieu of lifetime payments. The lump sum value will be determined as of the date the Account Value is reduced to zero and will be a value determined based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. You will have a minimum of 30 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.


o While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.


o IF YOU HAVE SELECTED THE GLWB RIDER, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB RIDER, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.

GLWB VARIATIONS. We currently offer two variations of the GLWB rider. The two variations are FlexChoice Level and FlexChoice Expedite. The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.


Prior to issuance, you must select either:


o FlexChoice Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or


o FlexChoice Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.


For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO LIFETIME WITHDRAWAL AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix F, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."


You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See
"Expenses -- Withdrawal Charges.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


AUTOMATIC STEP-UP. On each contract anniversary prior to the contract Owner's 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).


The Automatic Step-Up:


o will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;


o will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and


o may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. If your contract has both the GLWB rider and the GLWB Death Benefit (see "GLWB Death Benefit" below), and you choose to decline the Automatic Step-Up, the Automatic Step-Up for both the Benefit Base and the GLWB Death Benefit Base will no longer be eligible for future Automatic Step-Ups until you elect to reinstate the Automatic Step-Ups. You may not elect to decline the Automatic Step-Up for only one of the two riders.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The contract, however, will continue.


If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB RIDER FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GLWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE UNDER THE GLWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


GLWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider.


TERMINATION OF THE GLWB RIDER. The GLWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);

(2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see "Spousal Continuation" below);


(5) the death of the Owner after the first Spousal Continuation;


(6) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(7) the effective date of the cancellation of the rider;


(8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(9) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under
Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.


SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Rider" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.


If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.


If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").


The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary's death).


If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.


To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GLWB DEATH BENEFIT



If you select the GLWB rider, you will receive the Principal Protection death benefit, as described under "Death Benefit -- Standard Death
Benefit -- Principal Protection." You may also select the GLWB Death Benefit for an additional charge when you select the GLWB rider if you are at least age 50 and not older than age 65 at the effective date of your contract.



The GLWB Death Benefit is currently not available for purchase in Washington. The GLWB Death Benefit has been available for purchase in Minnesota, Oregon, and Pennsylvania since May 4, 2015. The GLWB Death Benefit has been available for purchase in all other states since February 14, 2015.


You should understand that by electing both the GLWB rider and the GLWB Death Benefit, you will be paying for and receiving both a living benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GLWB rider or other available death benefits individually. Please note that other standard or optional death benefits are available under the contract. You should also understand that once GLWB rider lifetime payments begin or the GLWB rider terminates, the GLWB Death Benefit will be terminated.


SUMMARY OF THE GLWB DEATH BENEFIT


Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base" that, if greater than the Principal Protection death benefit (see "Death
Benefit -- Standard Death Benefit -- Principal Protection") will be paid instead of the Principal Protection death benefit. All other provisions of your contract's death benefit will apply.


OPERATION OF THE GLWB DEATH BENEFIT


The following section describes how the GLWB Death Benefit operates. When reading the following descriptions of the operation of the GLWB Death Benefit (for example, "Excess Withdrawals," "Non-Excess Withdrawals," "Rollup Rate," "Rollup Rate Period End Date," "Automatic Step-Up" and "Benefit Base"), refer to the "Guaranteed Lifetime Withdrawal Benefit" section above.


If you select the GLWB Death Benefit, the amount of the death benefit will be the greater of:


(1) the GLWB Death Benefit Base; and


(2) the Principal Protection death benefit.


(See Appendix G for examples illustrating the operation of the GLWB Death Benefit.)



GLWB DEATH BENEFIT BASE. The GLWB Death Benefit Base is an amount used to determine your death benefit, and is also the amount the GLWB Death Benefit rider charge is applied. As of the Issue Date, the initial GLWB Death Benefit Base is equal to your initial purchase payment. Prior to the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), the GLWB Death Benefit Base will be increased by the amount of each purchase payment made, and reduced for all withdrawals as described below. The GLWB Death Benefit Base will not increase or decrease after the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), unless the GLWB Death Benefit is continued under the Spousal Continuation provisions described above (see "Operation of the GLWB -- Spousal Continuation").



The GLWB Death Benefit Base cannot be withdrawn in a lump sum.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals to retain the full benefit of this rider. In other words, you should not take Excess Withdrawals.


IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE GLWB DEATH BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THE REDUCTION IN THE GLWB DEATH BENEFIT BASE MAY BE SIGNIFICANT. You are still eligible to receive the death benefit so long as the Account Value does not decline to zero.


ANY WITHDRAWALS TAKEN PRIOR TO THE DATE YOU REACH THE LIFETIME WITHDRAWAL AGE WILL TRIGGER A PROPORTIONAL ADJUSTMENT TO THE GLWB DEATH BENEFIT BASE.


After the Lifetime Withdrawal Age, the GLWB Death Benefit Base will be reduced for all withdrawals. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of the withdrawal. Excess Withdrawals, and any subsequent withdrawals that occur in that Contract Year, trigger a Proportional Adjustment to the GLWB Death Benefit Base.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR GLWB DEATH BENEFIT BASE BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will reduce your GLWB Death Benefit Base by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will cause a Proportional Adjustment to your GLWB Death Benefit Base. For an example of taking multiple withdrawals in this situation, see Appendix G, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase. The GLWB Death Benefit Base will not be increased by the Rollup Rate: (1) if a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, (2) after the Rollup Rate Period End Date, or (3) after the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), unless the GLWB Death Benefit is continued under the Spousal Continuation provisions described above (see "Operation of the GLWB -- Spousal Continuation").



The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary. The GLWB Death Benefit Base may also increase due to an Automatic Step-Up.


AUTOMATIC STEP-UP. If an Automatic Step-Up increases the Benefit Base to the Account Value on the date of the Automatic Step-Up (see "Guaranteed Lifetime Withdrawal Benefit -- Automatic Step-Up"), the GLWB Death Benefit Base will also increase to the Account Value, after deducting any rider charge but prior to processing any transactions on such date.


The Automatic Step-Up:


o will increase the GLWB Death Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals; and


o may increase the GLWB Death Benefit rider charge to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or
     (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


If however, the GLWB Death Benefit rider charge currently applicable to such Automatic Step-Up is less than or equal to your GLWB Death Benefit rider charge your rate will not change.



You may choose to decline the Automatic Step-Up and related increased GLWB Death Benefit rider charge. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at our Annuity Service Center that you wish to reinstate the Automatic Step-Ups (see "Guaranteed Lifetime Withdrawal
Benefit -- Automatic Step-Up" above.) No Automatic Step-Ups will occur after the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), unless the GLWB Death Benefit is continued under the Spousal Continuation provisions described above (see "Operation of the GLWB -- Spousal Continuation").



TERMINATION OF THE GLWB DEATH BENEFIT. If the GLWB rider is cancelled or terminated as described above under "Guaranteed Lifetime Withdrawal Benefit -- Termination of the GLWB Rider", the GLWB Death Benefit will terminate and the GLWB Death Benefit charge will no longer be deducted.


SPOUSAL CONTINUATION. For information on Spousal Continuation, see the "Operation of the GLWB -- Spousal Continuation" section.


GLWB RATE TABLE


The GLWB Rate Table lists the following for the GLWB rider.


o  Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at
   -----------
     which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.


o  Rollup Rate Period End Date: The period of time following the contract issue
   ---------------------------
     date during which the Benefit Base (and the GLWB Death Benefit Base, if applicable) will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base (or GLWB Death Benefit Base, if applicable).


o  GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take
   --------------------
     withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB -- see "Operation of the GLWB -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the GLWB -- Required Minimum Distributions."


o  GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after
   ----------------------------
     the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.




      o Joint Lifetime Guarantee Rate option: At the time your Account Value is
        ------------------------------------
               reduced to zero, we will first pay you any Remaining Annual

               Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above); we will then begin making monthly payments using the applicable Single

               Lifetime Guarantee Rate unless you elect to have your Annual

               Benefit Payments paid for the life of you and your spouse using the applicable Joint Lifetime Guarantee Rate. You may elect a

               Joint Lifetime Guarantee rate only if 1) your spouse is no
                                             -------
               younger than the Minimum Spousal Age and 2) your contract has
                                                    ---
               not been continued under the Spousal Continuation provision
               ---
               described above.



DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE


FLEXCHOICE LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.



                                                                                                             GLWB LIFETIME
    DATE         DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
    FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
  AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)        IS REDUCED TO $0)
                                                                              Age at 1st                 Single      Joint
                                                                              Withdrawal    Withdrawal   Lifetime    Lifetime
                                                                               After Age       Rate      Guarantee   Guarantee
                                                                                59 1/2                      Rate        Rate
                                                             Your Spouse's
                                                             Date of Birth  59 1/2 to less
                                                                                               4.00%       4.00%       3.00%
                                       10th                    may not be       than 65
 02/14/151    05/01/16    5.00%      Contract     59 1/2      more than 10
                                   Anniversary                years after     65 to less
                                                                                               5.00%       5.00%       4.00%
                                                              your Date of      than 75
                                                                 Birth.
                                                                              75 to less
                                                                                               5.25%       5.25%       4.25%
                                                                                than 80
                                                                                  80+          5.75%       5.75%       4.75%


FLEXCHOICE EXPEDITE


Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.



                                    ROLLUP
    DATE        DATE                 RATE       LIFETIME
   FIRST        LAST     ROLLUP   PERIOD END   WITHDRAWAL
 AVAILABLE   AVAILABLE    RATE       DATE          AGE
                                     10th
02/14/151    05/01/16    5.00%     Contract     59 1/2
                                  Anniversary



    DATE                         GLWB WITHDRAWAL RATE       GLWB LIFETIME GUARANTEE RATE
   FIRST         MINIMUM         (WHEN ACCOUNT VALUE            (WHEN ACCOUNT VALUE
 AVAILABLE     SPOUSAL AGE       IS GREATER THAN $0)             IS REDUCED TO $0)
                                                         Age When
                               Age at 1st                            Single      Joint
                                                          Account
                               Withdrawal   Withdrawal               Lifetime    Lifetime
                                                         Value is
                                After Age      Rate                  Guarantee   Guarantee
                                                         Reduced to
                                 59 1/2                                 Rate        Rate
                                                            Zero
                                                            79 or
                                                                       3.00%       2.00%
                                59 1/2 to                  younger
                                               5.00%
                              less than 65
              Your Spouse's
                                                             80+       3.25%       2.25%
              Date of Birth
                                                            79 or
               may not be
                                                                       4.00%       3.00%
02/14/151
                               65 to less                  younger
              more than 10
                                               6.00%
                                 than 75
            years after your
                                                             80+       4.25%       3.25%
             Date of Birth.
                                                            79 or
                                                                       4.00%       3.00%
                               75 to less                  younger
                                               6.00%
                                 than 80
                                                             80+       4.25%       3.25%
                                                            79 or
                                                                        N/A         N/A
                                                           younger
                                   80+         6.75%
                                                             80+       5.00%       4.00%


(1) The GLWB Death Benefit is not available for purchase in Washington. The GLWB and the GLWB Death Benefit have been available for purchase in Minnesota, Oregon, and Pennsylvania since May 4, 2015. The GLWB and the GLWB Death Benefit have been available for purchase in all other states since February 14, 2015.

8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider or the EDB Max V rider. At the time you purchase the contract, depending on availability in your state, you can select the GLWB Death Benefit if you have selected the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) living benefit rider (see "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit"). You can also select the Additional Death Benefit -- Earnings Preservation Benefit, either individually or with the Annual Step-Up Death Benefit rider. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider or the Earnings Preservation Benefit. If you are age 72 or younger at the effective date of your contract, you may select the EDB Max V rider. The EDB Max V rider is currently available for purchase in all states. The EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, Enhanced Death Benefit II, and Compounded-Plus Death Benefit riders are not available for purchase.


The EDB Max V rider may only be elected if you have elected the GMIB Max V rider. The EDB Max IV rider could only be elected if you elected the GMIB Max IV rider. The EDB Max III rider could only be elected if you elected the GMIB Max III rider. The EDB Max II rider could only be elected if you elected the GMIB Max II rider. The Enhanced Death Benefit III rider could only be elected if you elected the GMIB Plus IV rider. The Enhanced Death Benefit II rider could only be elected if you elected the

GMIB Plus III rider. The Earnings Preservation Benefit may not be elected with the GLWB Death Benefit or an Enhanced Death Benefit rider (EDB Max V, EDB Max IV, EDB Max III, EDB Max II, Enhanced Death Benefit III, Enhanced Death Benefit
II). The Earnings Preservation Benefit rider could be elected with the Compounded-Plus Death Benefit rider. You may only select the GLWB Death Benefit if you have also selected the optional GLWB rider.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


ENHANCED DEATH BENEFIT AND DECEDENT CONTRACTS


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase an Enhanced Death Benefit rider.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix H for examples of the Principal Protection death benefit rider.)

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix H for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT (EDB)


In states where approved, you may select the Enhanced Death Benefit (EDB) rider (subject to investment allocation restrictions) if you are age 72 or younger (for EDB Max V), or age 75 or younger (for all other versions of the EDB), at the effective date of your contract. If you select the EDB rider, you may not select the Additional Death Benefit -- Earnings Preservation Benefit. The EDB rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


EDB VERSIONS MUST BE ELECTED WITH CORRESPONDING GMIB RIDERS. Each version of the EDB rider may only be elected if you have elected the corresponding GMIB rider:


o  EDB Max V may only be elected with GMIB Max V;


o  EDB Max IV could only have been elected with GMIB Max IV;

o  EDB Max III could only have been elected with GMIB Max III;

o  EDB Max II could only have been elected with GMIB Max II;

o  EDB III could only have been elected with GMIB Plus IV; and

o  EDB II could only have been elected with GMIB Plus III.


You should understand that by electing both a GMIB rider and an EDB rider, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GMIB rider or other available death benefit riders individually. Please note that other standard or optional death benefit riders are available under this contract that are not required to be purchased in combination with a GMIB rider. You should also understand that once GMIB

Annuity Payments begin under a GMIB rider, the EDB rider will be terminated.


SUMMARY OF THE EDB


The following section provides a summary of how the EDB works. A more detailed explanation of the operation of the EDB is provided, in the section below called "Operation of the EDB."


Under the EDB, we calculate a "Death Benefit Base" that, if greater than the Account Value at the time the death benefit is calculated, determines the death benefit amount. The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at the Annual Increase Rate.


DIFFERENT VERSIONS OF THE EDB. From time to time, we introduce new versions of the EDB. Each version of the EDB we have offered with this contract, and the versions we may currently be offering (if any), are listed in the "EDB Rate Table" immediately following the "Operation of the EDB" section below. The principal differences between the different versions of the EDB described in this prospectus are the items listed in the EDB Rate Table and the Investment Portfolios to which you are permitted to allocate Account Value while the EDB rider is in effect (see "Operation of the EDB - Investment Allocation Restrictions").


(See Appendix H for examples illustrating the operation of the EDB.)


OPERATION OF THE EDB


The following section describes how the EDB operates. When reading the following descriptions of the operation of the EDB (for example, the "Annual Increase Rate" and "Dollar-for-Dollar Withdrawal Percentage" sections), refer to the EDB Rate Table below for the specific rates and other terms applicable to your version of the EDB.


If you select an EDB rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


DEATH BENEFIT BASE. The Death Benefit Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the date we issue your contract, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described below.

ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) the EDB Annual Increase Rate; or


(b) the Required Minimum Distribution Rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a)  if you enroll only in the Automated Required Minimum Distribution
                    ----
         Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the EDB Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the EDB - Death Benefit Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the Required Minimum Distribution Rate) is greater than item

(a) above (the EDB Annual Increase Rate), and your total withdrawals during a

Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed
                                                                       ------
the Required Minimum Distribution Rate, the Required Minimum Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the EDB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of the death benefit under the EDB.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:


(a) the EDB Dollar-for-Dollar Withdrawal Rate; or


(b) the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.

After the contract anniversary immediately prior to the Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.


For EDB Max IV only, the EDB Dollar-for-Dollar Withdrawal Rate, and therefore
-------------------
the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the EDB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) proportional reduction: (1) if total withdrawals in a Contract Year are
    ----------------------
       greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above); or (2) if the withdrawals occur on or after the contract anniversary immediately prior to your 91st birthday; or (3) if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) dollar-for-dollar treatment: (1) if total withdrawals in a Contract Year
    ---------------------------
       are not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage;
       (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF THE DEATH BENEFIT UNDER THE EDB RIDER. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.


Example:
-------


o Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if you owned a EDB rider with a 4.5% EDB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first contract year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.


o Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if you took a withdrawal during the first Contract Year equal to 10% of the Account Value, that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase

Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the EDB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or the Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both a GMIB rider and an EDB rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.

INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the investment allocation restrictions for your version of the EDB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the EDB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain Riders."


TERMINATING THE EDB RIDER. Except as otherwise provided in the EDB rider, the rider will terminate upon the earliest of:


      a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


      b) The date there are insufficient funds to deduct the rider charge from your Account Value;


      c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


      d) A change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


      f) The date the death benefit amount is determined (excluding the determination of the death benefit under the spousal continuation option); or


      g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of death benefit provided by the EDB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the EDB Dollar-for-Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the EDB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the EDB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the EDB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


THE EDB RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB rider, if you annuitize at the latest date permitted, you must elect one of the following options:


      (1) Annuitize the Account Value under the contract's annuity provisions;
              or


      (2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


EDB RATE TABLE


USING THE EDB RATE TABLE. The EDB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is offered in each state, currently. When a new version of the EDB is introduced, it generally will replace the prior version once approved in a state. However, some states may take more time than others to approve the new version; in addition, certain broker-dealers may not offer a new version on the first date it is introduced.



If you have already purchased a contract, to determine which version of the EDB (if any) you purchased with your contract, you should refer to the copy of the contract you received after you purchased it. If you would like another copy of your contract, including any applicable EDB rider, please call our Annuity Service Center at (800) 343-8496. If you are purchasing a contract, to determine which version of the rider is currently being offered in your state, you should ask your financial representative.



If we introduce a new version of the rider, we generally will do so by updating the EDB Rate Table. Changes to the EDB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.


The EDB Rate Table lists the following for each version of the EDB:


o  the EDB Annual Increase Rate, which is the minimum rate at which the Annual
       ------------------------
     Increase Amount is increased at each Contract Anniversary (see "Operation of the EDB -- Income Base");


o  the EDB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if you
       -------------------------------------
     make withdrawals that do not exceed the EDB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the EDB -- see "Operation of the EDB -- Withdrawal Adjustments.") For IRAs and other Qualified Contracts, also see "Operation of the EDB -- Required Minimum Distribution Rate."

EDB RATE TABLE



                         EDB
                        ANNUAL                    EDB
         EDB           INCREASE       DOLLAR-FOR-DOLLAR WITHDRAWAL
        RIDER            RATE                     RATE
       EDB Max V        4.0%                     4.0%
                                 4.5% if first withdrawal prior to 5th
                                contract anniversary1 or 5.0% if first
       EDB Max IV       5.0%
                                  withdrawal on or after 5th contract
                                             anniversary1
      EDB Max III       5.0%                     5.0%
       EDB Max II       5.5%                     5.5%
        EDB III         4.5%                     4.5%
         EDB II         5.0%                     5.0%

     --------

 (1) For EDB Max IV only, the EDB Dollar-for-Dollar Withdrawal Rate, and
     -------------------
 therefore the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of the death benefit under EDB Max IV (see "Operation of the EDB -- Withdrawal Adjustments").




EDB VERSION AVAILABILITY BY STATE



                 ALL STATES
     RIDER       EXCEPT FL,
    VERSION      NV, NJ, OR     FLORIDA      NEVADA     NEW JERSEY         OREGON
                02/04/13 -   02/25/13 -   02/25/13 -   02/25/13 -
    EDB Max V                                                       02/04/13 - 02/19/16
                 02/19/16     02/19/16     02/19/16     02/19/16
                08/20/12 -   08/20/12 -   11/12/12 -   11/19/12 -
    EDB Max IV                                                      11/12/12 - 02/03/13
                 02/03/13     02/24/13     02/24/13     02/24/13
                01/03/12 -   01/03/12 -   02/27/12 -   01/03/12 -
   EDB Max III                                                      01/03/12 - 11/09/12
                 08/17/12     08/17/12     11/09/12     11/16/12
                10/10/11 -   10/10/11 -                10/10/11 -
    EDB Max II                                N/A                           N/A
                 12/30/11     12/30/11                  12/30/11
                10/10/11 -   10/10/11 -                10/10/11 -
     EDB III                                  N/A                           N/A
                 02/24/12     02/24/12                  02/24/12
                                          10/10/11 -
      EDB II        N/A          N/A                       N/A              N/A
                                           02/24/12

GLWB DEATH BENEFIT



You may select the GLWB Death Benefit when you select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider if you are at least age 50 and not older than age 65 at the effective date of your contract. If you select the GLWB Death Benefit, you also receive the Standard Death Benefit -- Principal Protection. The GLWB Death Benefit is currently not available for purchase in Washington. The GLWB Death Benefit has been available for purchase in Minnesota, Oregon, and Pennsylvania since May 4, 2015. The GLWB Death Benefit has been available for purchase in all other states since February 14, 2015.



Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base" that, if greater than the Principal Protection death benefit at the time the death benefit is calculated, determines the death benefit amount.


For a more detailed explanation of the operation of the GLWB Death Benefit see "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit -- GLWB Death Benefit."


(See Appendix G for examples illustrating the operation of the GLWB Death Benefit.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


The Compounded-Plus death benefit rider is no longer available for purchase. The Compounded-Plus death benefit rider was available for contract Owners age 79 or younger at the effective date of the contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix H for examples of the Compounded-Plus death benefit rider.)

ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details). If you select the Earnings Preservation Benefit, you may not select an Enhanced Death Benefit rider.



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                           Benefit
Issue Age                  Percentage
------------------------   -----------
    Ages 69 or younger          40%
    Ages 70-79                  25%
    Ages 80 and above            0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your financial representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, including the ability to make Purchase Payments, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both a GMIB rider and an Enhanced Death Benefit rider, the Annual Increase Amount for the GMIB rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.

10. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or

(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the

Guaranteed Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.



The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and

(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed at least 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Prior to November 17, 2014, the contract was issued by MetLife Investors USA Insurance Company (MetLife Investors). On November, 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company USA) and BLIC replaced MetLife Investors as the issuer of the contract.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Lifetime Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with

Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional
Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:



o  Through your financial representative



o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.



TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.

JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Minimum Income Benefit (GMIB)").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefits, Guaranteed Minimum Income Benefits, Guaranteed Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit and GLWB Death Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Guaranteed Withdrawal Benefit, or Guaranteed Lifetime Withdrawal Benefit and GLWB Death Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.410238          9.703277          29,323.6722
01/01/2012 to 12/31/2012         9.703277         10.479837         115,205.7078
01/01/2013 to 12/31/2013        10.479837         11.428729         141,433.4337
01/01/2014 to 12/31/2014        11.428729         12.037639         152,027.2966
01/01/2015 to 12/31/2015        12.037639         11.879490         164,963.3303
01/01/2016 to 12/31/2016        11.879490         12.075067         179,274.5152
01/01/2017 to 12/31/2017        12.075067         13.462005         167,023.6202
--------------------------      ---------         ---------         ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824              72.7429
01/01/2015 to 12/31/2015         1.036824          1.007302          26,234.5781
01/01/2016 to 12/31/2016         1.007302          1.008061          21,712.2854
01/01/2017 to 12/31/2017         1.008061          1.142343          21,189.1716
--------------------------      ---------         ---------         ------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         8.993622          9.370880       5,028,743.3085
01/01/2012 to 12/31/2012         9.370880         10.437432       4,546,110.1333
01/01/2013 to 12/31/2013        10.437432         12.138922       4,532,744.4810
01/01/2014 to 12/31/2014        12.138922         12.630942       4,115,668.8579
01/01/2015 to 12/31/2015        12.630942         12.305766       3,764,567.7660
01/01/2016 to 12/31/2016        12.305766         13.017151       3,480,729.4464
01/01/2017 to 12/31/2017        13.017151         14.925952       3,193,264.8103
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         8.244899          8.676032       2,852,080.9342
01/01/2012 to 12/31/2012         8.676032          9.887340       2,769,297.9821
01/01/2013 to 12/31/2013         9.887340         12.137129       2,595,787.5067
01/01/2014 to 12/31/2014        12.137129         12.669395       2,389,956.1187
01/01/2015 to 12/31/2015        12.669395         12.336982       2,190,798.8829
01/01/2016 to 12/31/2016        12.336982         13.189241       2,141,922.4455
01/01/2017 to 12/31/2017        13.189241         15.704314       2,067,161.5002
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         8.027656          8.500740       1,058,882.9740
01/01/2012 to 12/31/2012         8.500740          9.792130         978,125.4605
01/01/2013 to 12/31/2013         9.792130         12.469647         887,652.1077
01/01/2014 to 12/31/2014        12.469647         13.236223         829,048.5192
01/01/2015 to 12/31/2015        13.236223         13.830151         774,277.9126
01/01/2016 to 12/31/2016        13.830151         14.804645         719,042.3148
01/01/2017 to 12/31/2017        14.804645         18.580067         604,704.9462
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         9.501569          9.830917       3,038,277.7591
01/01/2012 to 12/31/2012         9.830917         10.690383       2,784,306.0771
01/01/2013 to 12/31/2013        10.690383         11.907408       2,641,279.1605
01/01/2014 to 12/31/2014        11.907408         12.395351       2,452,154.1286
01/01/2015 to 12/31/2015        12.395351         12.073754       2,189,869.3522
01/01/2016 to 12/31/2016        12.073754         12.677341       1,999,426.2913
01/01/2017 to 12/31/2017        12.677341         14.052162       1,791,626.6296
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.178489         10.568132          51,843.5385
01/01/2012 to 12/31/2012        10.568132         11.462767         412,464.5659
01/01/2013 to 12/31/2013        11.462767         10.865597         296,431.2507
01/01/2014 to 12/31/2014        10.865597         11.087286         232,860.2072
01/01/2015 to 12/31/2015        11.087286          9.837128         214,927.4642
01/01/2016 to 12/31/2016         9.837128         10.516928         220,352.4128
01/01/2017 to 12/31/2017        10.516928         11.331100         221,358.1376
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.251565          9.536325         217,110.1482
01/01/2012 to 12/31/2012         9.536325         10.211120         387,423.3866
01/01/2013 to 12/31/2013        10.211120         11.051764         613,319.3334
01/01/2014 to 12/31/2014        11.051764         11.485267         601,178.7372
01/01/2015 to 12/31/2015        11.485267         11.256840         557,709.9417
01/01/2016 to 12/31/2016        11.256840         11.534440         513,935.2557
01/01/2017 to 12/31/2017        11.534440         12.824200         495,070.2368
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        18.342167         19.409454         184,725.9053
01/01/2012 to 12/31/2012        19.409454         22.192562         194,335.0518
01/01/2013 to 12/31/2013        22.192562         23.807246         154,662.1456
01/01/2014 to 12/31/2014        23.807246         24.128934         143,825.9508
01/01/2015 to 12/31/2015        24.128934         22.716618         131,649.7614
01/01/2016 to 12/31/2016        22.716618         25.404742         110,005.0763
01/01/2017 to 12/31/2017        25.404742         26.862224          92,799.0083
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.820705         10.402724       2,831,813.9350
01/01/2012 to 12/31/2012        10.402724         11.914653       2,404,388.4325
01/01/2013 to 12/31/2013        11.914653         15.140008       2,428,531.5256
01/01/2014 to 12/31/2014        15.140008         15.610967       2,298,297.9660
01/01/2015 to 12/31/2015        15.610967         15.009529       2,085,354.1657
01/01/2016 to 12/31/2016        15.009529         16.049290       1,871,437.4034
01/01/2017 to 12/31/2017        16.049290         19.359870       1,640,328.4077
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.172242          9.351871         274,009.3569
01/01/2012 to 12/31/2012         9.351871         10.377682         465,313.9961
01/01/2013 to 12/31/2013        10.377682         11.644752         626,337.9692
01/01/2014 to 12/31/2014        11.644752         12.527974         920,064.8752
01/01/2015 to 12/31/2015        12.527974         11.789721         847,936.5705
01/01/2016 to 12/31/2016        11.789721         12.535500         845,855.9206
01/01/2017 to 12/31/2017        12.535500         14.555224         792,196.1873
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        14.263043         15.178255       1,244,939.9329
01/01/2012 to 12/31/2012        15.178255         17.569665       1,102,051.2136
01/01/2013 to 12/31/2013        17.569665         22.832759         968,971.6880
01/01/2014 to 12/31/2014        22.832759         22.787306         837,799.4538
01/01/2015 to 12/31/2015        22.787306         21.149125         749,572.1141
01/01/2016 to 12/31/2016        21.149125         27.237071         575,692.0816
01/01/2017 to 12/31/2017        27.237071         29.852630         494,213.1408
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS
B))

10/07/2011 to 12/31/2011         9.522413          9.797930       2,024,954.4151
01/01/2012 to 12/31/2012         9.797930         11.429024       2,018,493.4298
01/01/2013 to 12/31/2013        11.429024         10.655323       1,926,858.6268
01/01/2014 to 12/31/2014        10.655323          9.772978       1,818,098.1317
01/01/2015 to 12/31/2015         9.772978          8.264436       1,878,170.0568
01/01/2016 to 12/31/2016         8.264436          9.041601       1,703,354.0622
01/01/2017 to 12/31/2017         9.041601         11.385214       1,600,562.0038
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.933700         10.197595         244,905.6364
01/01/2012 to 12/31/2012        10.197595         10.738104         301,208.4937
01/01/2013 to 12/31/2013        10.738104         10.940191         436,372.2187
01/01/2014 to 12/31/2014        10.940191         10.813302         367,374.6625
01/01/2015 to 12/31/2015        10.813302         10.521188         304,997.0252
01/01/2016 to 12/31/2016        10.521188         11.280024         255,479.2502
01/01/2017 to 12/31/2017        11.280024         11.475322         230,961.4235
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.697335          9.734008          17,094.4875
01/01/2012 to 12/31/2012         9.734008          9.969859          78,545.6735
01/01/2013 to 12/31/2013         9.969859          9.895765         262,660.2080
01/01/2014 to 12/31/2014         9.895765          9.812226         250,821.9915
01/01/2015 to 12/31/2015         9.812226          9.567621         263,192.4524
01/01/2016 to 12/31/2016         9.567621          9.681708         228,981.5551
01/01/2017 to 12/31/2017         9.681708          9.626491         236,855.2429
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011        11.802017         11.832988          45,159.2258
01/01/2012 to 12/31/2012        11.832988         13.267839          52,225.0028
01/01/2013 to 12/31/2013        13.267839         13.153181          48,005.7569
01/01/2014 to 12/31/2014        13.153181         13.052813          44,127.6874
01/01/2015 to 12/31/2015        13.052813         12.274357          42,560.2834
01/01/2016 to 12/31/2016        12.274357         12.148681          40,479.7483
01/01/2017 to 12/31/2017        12.148681         11.937324          32,931.8082
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         11.990889         12.778545      1,191,729.0761
01/01/2012 to 12/31/2012         12.778545         15.795183      1,103,759.1087
01/01/2013 to 12/31/2013         15.795183         16.047387      1,071,660.2910
01/01/2014 to 12/31/2014         16.047387         17.834403      1,026,274.2803
01/01/2015 to 12/31/2015         17.834403         17.253471        890,873.6811
01/01/2016 to 12/31/2016         17.253471         17.076757        806,216.6540
01/01/2017 to 12/31/2017         17.076757         18.556771        771,725.5952
--------------------------       ---------         ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011          6.725828          7.288773      1,533,710.7806
01/01/2012 to 12/31/2012          7.288773          8.474367      1,469,170.0876
01/01/2013 to 12/31/2013          8.474367         12.106716      1,954,796.9919
01/01/2014 to 12/31/2014         12.106716         14.123147      2,009,624.9772
01/01/2015 to 12/31/2015         14.123147         13.297951      1,998,392.1038
01/01/2016 to 12/31/2016         13.297951         13.397415      1,730,728.2302
01/01/2017 to 12/31/2017         13.397415         15.565953      1,491,096.3730
--------------------------       ---------         ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

10/07/2011 to 12/31/2011        117.945342        122.141806          7,009.8517
01/01/2012 to 12/31/2012        122.141806        146.812700          7,415.9671
01/01/2013 to 12/31/2013        146.812700        185.516242         12,541.1047
01/01/2014 to 04/25/2014        185.516242        192.875375              0.0000
--------------------------      ----------        ----------      --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         16.015378         16.027821      1,154,485.2312
01/01/2012 to 12/31/2012         16.027821         20.324615      1,056,194.2737
01/01/2013 to 12/31/2013         20.324615         26.022566        964,441.6782
01/01/2014 to 12/31/2014         26.022566         24.054404        892,332.7127
01/01/2015 to 12/31/2015         24.054404         22.534340        827,130.2350
01/01/2016 to 12/31/2016         22.534340         23.918345        682,988.7279
01/01/2017 to 12/31/2017         23.918345         30.610928        622,380.3296
--------------------------      ----------        ----------      --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          1.010630          1.044394      3,594,597.3931
01/01/2013 to 12/31/2013          1.044394          1.043809      3,491,254.7100
01/01/2014 to 12/31/2014          1.043809          1.081320      2,670,502.0119
01/01/2015 to 12/31/2015          1.081320          1.016353      2,584,355.1338
01/01/2016 to 12/31/2016          1.016353          1.114068      2,999,834.6324
01/01/2017 to 12/31/2017          1.114068          1.202479      2,966,864.6939
--------------------------      ----------        ----------      --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011          8.926010          9.680265      1,192,582.7872
01/01/2012 to 12/31/2012          9.680265         11.256169      1,085,759.6272
01/01/2013 to 12/31/2013         11.256169         14.953317        962,441.7649
01/01/2014 to 12/31/2014         14.953317         16.038166        935,688.5139
01/01/2015 to 12/31/2015         16.038166         14.796666        840,913.9021
01/01/2016 to 12/31/2016         14.796666         17.029548        741,705.5725
01/01/2017 to 12/31/2017         17.029548         19.721220        668,233.3713
--------------------------      ----------        ----------      --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         13.564484         14.739946        526,928.0550
01/01/2012 to 12/31/2012         14.739946         17.097538        456,433.6971
01/01/2013 to 12/31/2013         17.097538         23.515801        383,927.9575
01/01/2014 to 12/31/2014         23.515801         24.898496        333,448.2757
01/01/2015 to 12/31/2015         24.898496         24.012162        297,227.7940
01/01/2016 to 12/31/2016         24.012162         26.254298        239,682.4277
01/01/2017 to 12/31/2017         26.254298         32.287625        222,505.7058
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.954907         10.385718         444,936.6343
01/01/2014 to 12/31/2014        10.385718         10.709149         477,151.1187
01/01/2015 to 12/31/2015        10.709149         10.558342         481,319.2000
01/01/2016 to 12/31/2016        10.558342         10.590644         457,690.9552
01/01/2017 to 12/31/2017        10.590644         10.736004         479,120.3823
--------------------------      ---------         ---------         ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

10/07/2011 to 12/31/2011        10.477938         10.606284         561,967.7485
01/01/2012 to 12/31/2012        10.606284         10.917179         583,545.9192
01/01/2013 to 04/26/2013        10.917179         10.888496               0.0000
--------------------------      ---------         ---------         ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433       1,385,994.1922
01/01/2013 to 12/31/2013         1.046433          1.139546       3,121,335.4098
01/01/2014 to 12/31/2014         1.139546          1.196095       3,196,593.2200
01/01/2015 to 12/31/2015         1.196095          1.184079       3,029,122.6400
01/01/2016 to 12/31/2016         1.184079          1.195521       2,748,101.6068
01/01/2017 to 12/31/2017         1.195521          1.368488       2,554,158.7118
--------------------------      ---------         ---------       --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.682998         12.316924         452,896.3742
01/01/2012 to 12/31/2012        12.316924         14.129974         435,450.3626
01/01/2013 to 12/31/2013        14.129974         16.238754         345,147.9717
01/01/2014 to 12/31/2014        16.238754         16.485555         309,010.6454
01/01/2015 to 12/31/2015        16.485555         16.373858         277,267.1562
01/01/2016 to 12/31/2016        16.373858         16.833187         258,594.0658
01/01/2017 to 12/31/2017        16.833187         20.311192         230,367.0170
--------------------------      ---------         ---------       --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

11/12/2012 to 12/31/2012         0.987485          1.012888               0.0000
01/01/2013 to 12/31/2013         1.012888          1.122470         361,449.6658
01/01/2014 to 12/31/2014         1.122470          1.203340         417,185.2498
01/01/2015 to 12/31/2015         1.203340          1.166383         653,487.7156
01/01/2016 to 12/31/2016         1.166383          1.194346         673,901.0941
01/01/2017 to 12/31/2017         1.194346          1.354090         616,679.2835
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.938471         12.102702       1,649,352.8241
01/01/2012 to 12/31/2012        12.102702         13.857650       1,527,719.5204
01/01/2013 to 12/31/2013        13.857650         16.215302       1,341,707.2310
01/01/2014 to 12/31/2014        16.215302         14.804391       1,226,589.4498
01/01/2015 to 12/31/2015        14.804391         14.268067       1,208,618.7345
01/01/2016 to 12/31/2016        14.268067         13.876982       1,120,559.8966
01/01/2017 to 12/31/2017        13.876982         17.450326         935,755.7719
--------------------------      ---------         ---------       --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019               0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133         100,005.6951
01/01/2016 to 12/31/2016         0.957133          1.043583         186,465.8253
01/01/2017 to 12/31/2017         1.043583          1.152998         166,577.1355
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        14.202458         14.458039       3,078,403.6880
01/01/2012 to 12/31/2012        14.458039         15.479838       3,053,907.5742
01/01/2013 to 12/31/2013        15.479838         13.779703       2,664,983.4952
01/01/2014 to 12/31/2014        13.779703         13.911521       2,396,248.0904
01/01/2015 to 12/31/2015        13.911521         13.225162       2,264,103.1525
01/01/2016 to 12/31/2016        13.225162         13.622990       2,064,820.0146
01/01/2017 to 12/31/2017        13.622990         13.830835       2,146,996.4247
--------------------------      ---------         ---------       --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        15.462363         15.791031       4,846,763.3064
01/01/2012 to 12/31/2012        15.791031         16.928614       4,786,387.3779
01/01/2013 to 12/31/2013        16.928614         16.291852       4,216,092.4431
01/01/2014 to 12/31/2014        16.291852         16.655315       3,795,124.3934
01/01/2015 to 12/31/2015        16.655315         16.342669       3,496,437.7512
01/01/2016 to 12/31/2016        16.342669         16.453573       3,199,204.7900
01/01/2017 to 12/31/2017        16.453573         16.871369       3,148,724.6598
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.590368         10.719290          13,589.8083
01/01/2012 to 12/31/2012        10.719290         10.847689         171,413.3271
01/01/2013 to 12/31/2013        10.847689         10.162484          33,756.5796
01/01/2014 to 12/31/2014        10.162484         10.724718          37,985.5908
01/01/2015 to 12/31/2015        10.724718         10.568127          42,240.9766
01/01/2016 to 12/31/2016        10.568127         10.505826          85,941.6169
01/01/2017 to 12/31/2017        10.505826         10.576649          83,527.0035
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.214701         10.715574           1,268.0091
01/01/2014 to 12/31/2014        10.715574         11.422414          31,679.2802
01/01/2015 to 12/31/2015        11.422414         11.067180          59,959.9503
01/01/2016 to 12/31/2016        11.067180         11.354701          51,235.4200
01/01/2017 to 12/31/2017        11.354701         12.976812          52,383.3093
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484         922,147.5267
01/01/2013 to 12/31/2013         1.064484          1.150055       1,165,314.4847
01/01/2014 to 12/31/2014         1.150055          1.215740       1,020,785.2955
01/01/2015 to 12/31/2015         1.215740          1.182372       1,331,196.9597
01/01/2016 to 12/31/2016         1.182372          1.225704       1,319,262.8053
01/01/2017 to 12/31/2017         1.225704          1.374637       1,166,903.0792
--------------------------      ---------         ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.683403         11.284534       1,543,545.0436
01/01/2012 to 12/31/2012        11.284534         12.493215       1,497,238.5663
01/01/2013 to 12/31/2013        12.493215         13.843262       1,416,253.4492
01/01/2014 to 12/31/2014        13.843262         14.372133       1,313,649.8292
01/01/2015 to 12/31/2015        14.372133         13.824780       1,198,138.1768
01/01/2016 to 12/31/2016        13.824780         14.349197       1,074,045.0611
01/01/2017 to 12/31/2017        14.349197         16.312941         960,439.2568
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.925400         10.533672         688,400.2127
01/01/2012 to 12/31/2012        10.533672         11.887953         592,942.3603
01/01/2013 to 12/31/2013        11.887953         13.772261         583,951.4606
01/01/2014 to 12/31/2014        13.772261         14.239920         622,135.8008
01/01/2015 to 12/31/2015        14.239920         13.648996         574,701.0501
01/01/2016 to 12/31/2016        13.648996         14.313447         539,078.6910
01/01/2017 to 12/31/2017        14.313447         16.802735         545,920.6858
--------------------------      ---------         ---------         ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        39.908271         43.968920         619,361.2073
01/01/2012 to 12/31/2012        43.968920         50.892669         553,995.3733
01/01/2013 to 12/31/2013        50.892669         66.801095         507,078.7948
01/01/2014 to 12/31/2014        66.801095         74.248500         473,196.1533
01/01/2015 to 12/31/2015        74.248500         70.238602         429,081.4561
01/01/2016 to 12/31/2016        70.238602         79.904768         389,707.2267
01/01/2017 to 12/31/2017        79.904768         91.693726         350,183.3795
--------------------------      ---------         ---------         ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         8.983146          9.631171       1,934,151.3471
01/01/2012 to 12/31/2012         9.631171         10.741882       1,731,930.3601
01/01/2013 to 12/31/2013        10.741882         14.395139       1,549,859.5897
01/01/2014 to 12/31/2014        14.395139         15.928538       1,301,821.2878
01/01/2015 to 12/31/2015        15.928538         16.671745       1,179,779.3582
01/01/2016 to 12/31/2016        16.671745         17.374744       1,094,557.2053
01/01/2017 to 12/31/2017        17.374744         21.267146         942,276.0761
--------------------------      ---------         ---------       --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        20.367508         22.651279         503,987.0530
01/01/2012 to 12/31/2012        22.651279         25.488970         490,973.4236
01/01/2013 to 12/31/2013        25.488970         32.588543         470,706.4370
01/01/2014 to 12/31/2014        32.588543         35.058664         441,778.5653
01/01/2015 to 12/31/2015        35.058664         31.309254         418,942.3968
01/01/2016 to 12/31/2016        31.309254         35.482888         402,408.3816
01/01/2017 to 12/31/2017        35.482888         38.115861         342,146.0986
--------------------------      ---------         ---------       --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        12.657102         13.804291         633,592.9201
01/01/2012 to 12/31/2012        13.804291         15.996935         554,403.4402
01/01/2013 to 12/31/2013        15.996935         20.820775         484,805.9231
01/01/2014 to 12/31/2014        20.820775         23.131451         397,056.4607
01/01/2015 to 12/31/2015        23.131451         20.626426         346,274.4741
01/01/2016 to 12/31/2016        20.626426         22.906318         312,057.1209
01/01/2017 to 12/31/2017        22.906318         24.901643         265,844.6086
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.651256         12.743071         379,136.4704
01/01/2014 to 12/31/2014        12.743071         12.085188         343,570.5417
01/01/2015 to 12/31/2015        12.085188         11.600386         305,803.8439
01/01/2016 to 12/31/2016        11.600386         11.956952         277,893.3062
01/01/2017 to 12/31/2017        11.956952         15.826096         245,617.4345
--------------------------      ---------         ---------       --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

10/07/2011 to 12/31/2011         7.179875          7.445105         532,602.1463
01/01/2012 to 12/31/2012         7.445105          8.578318         479,478.1111
01/01/2013 to 04/26/2013         8.578318          8.882788               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.928483          9.885163        1,843,687.0391
01/01/2012 to 12/31/2012         9.885163          9.698101        1,457,940.6865
01/01/2013 to 12/31/2013         9.698101          9.515570        1,498,331.9133
01/01/2014 to 12/31/2014         9.515570          9.336475        1,246,880.0135
01/01/2015 to 12/31/2015         9.336475          9.160750        1,238,882.1101
01/01/2016 to 12/31/2016         9.160750          8.998413        1,111,521.7243
01/01/2017 to 12/31/2017         8.998413          8.885547          903,934.7185
--------------------------       --------          --------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.332149         13.550342           34,046.8044
01/01/2015 to 12/31/2015        13.550342         13.217456          104,382.8233
01/01/2016 to 12/31/2016        13.217456         13.556197          231,077.6441
01/01/2017 to 12/31/2017        13.556197         14.223889          166,648.8377
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        11.329680         11.704503        5,433,067.3327
01/01/2012 to 12/31/2012        11.704503         12.736086        5,521,098.9318
01/01/2013 to 12/31/2013        12.736086         13.631012        4,376,725.6168
01/01/2014 to 04/25/2014        13.631012         13.721523                0.0000
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        11.122140         11.548371       11,592,598.2179
01/01/2012 to 12/31/2012        11.548371         12.734194       10,990,047.7320
01/01/2013 to 12/31/2013        12.734194         14.271995       10,475,095.4624
01/01/2014 to 04/25/2014        14.271995         14.312622                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.910122         14.251064       13,233,544.1837
01/01/2015 to 12/31/2015        14.251064         13.832750       11,530,200.7337
01/01/2016 to 12/31/2016        13.832750         14.398682       10,047,268.3155
01/01/2017 to 12/31/2017        14.398682         15.632039        8,839,995.3818
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        10.682441         11.157644       22,872,629.0183
01/01/2012 to 12/31/2012        11.157644         12.471587       21,118,543.3157
01/01/2013 to 12/31/2013        12.471587         14.613171       19,466,620.4407
01/01/2014 to 04/25/2014        14.613171         14.610666                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.304806         14.766474       18,311,297.3104
01/01/2015 to 12/31/2015        14.766474         14.304850       16,611,806.1368
01/01/2016 to 12/31/2016        14.304850         15.032907       15,065,176.9825
01/01/2017 to 12/31/2017        15.032907         16.923784       13,712,636.1780
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        10.254141         10.806138       22,658,847.4672
01/01/2012 to 12/31/2012        10.806138         12.268357       20,535,676.9221
01/01/2013 to 12/31/2013        12.268357         15.156984       19,891,636.0004
01/01/2014 to 04/25/2014        15.156984         15.071967                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011         8.630769          9.202085          784,193.4550
01/01/2012 to 12/31/2012         9.202085         10.483706          694,965.7851
01/01/2013 to 04/26/2013        10.483706         11.268352                0.0000
--------------------------      ---------         ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.278990         14.824869       19,242,085.6773
01/01/2015 to 12/31/2015        14.824869         14.299108       17,577,564.9110
01/01/2016 to 12/31/2016        14.299108         15.172150       16,048,315.7966
01/01/2017 to 12/31/2017        15.172150         17.740091       14,515,621.3012
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        12.555476         13.802315          847,166.5925
01/01/2012 to 12/31/2012        13.802315         15.109494          752,189.5417
01/01/2013 to 12/31/2013        15.109494         20.237803          664,862.0136
01/01/2014 to 12/31/2014        20.237803         20.189271          594,187.3934
01/01/2015 to 12/31/2015        20.189271         17.894681          540,224.5980
01/01/2016 to 12/31/2016        17.894681         21.535162          425,288.8278
01/01/2017 to 12/31/2017        21.535162         23.780718          384,417.3646
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        14.014582         14.017102           49,191.1241
01/01/2012 to 12/31/2012        14.017102         16.214180           74,045.2024
01/01/2013 to 12/31/2013        16.214180         20.300375           82,908.9989
01/01/2014 to 12/31/2014        20.300375         18.584810           97,429.1691
01/01/2015 to 12/31/2015        18.584810         19.284466          108,125.2609
01/01/2016 to 12/31/2016        19.284466         20.023987           87,297.2341
01/01/2017 to 12/31/2017        20.023987         25.630572          104,913.5520
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        21.455469         21.766073           32,819.2457
01/01/2017 to 12/31/2017        21.766073         25.374851           33,377.3783
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011        14.964922         16.105760           38,813.3962
01/01/2012 to 12/31/2012        16.105760         17.440825           20,826.4930
01/01/2013 to 12/31/2013        17.440825         22.710843           23,137.3941
01/01/2014 to 12/31/2014        22.710843         24.719350           21,327.1930
01/01/2015 to 12/31/2015        24.719350         24.193312           20,934.4417
01/01/2016 to 04/29/2016        24.193312         24.304401                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

10/07/2011 to 12/31/2011        10.536315         11.516763        2,019,002.5810
01/01/2012 to 12/31/2012        11.516763         12.734053        1,783,847.5063
01/01/2013 to 12/31/2013        12.734053         16.683680        1,475,752.0543
01/01/2014 to 12/31/2014        16.683680         18.079754        1,297,319.0654
01/01/2015 to 12/31/2015        18.079754         18.141560        1,136,243.8256
01/01/2016 to 12/31/2016        18.141560         19.073254          989,699.8498
01/01/2017 to 12/31/2017        19.073254         22.256243          835,366.8322
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.360064         17.061098         352,705.9170
01/01/2014 to 12/31/2014        17.061098         18.560625         329,018.2530
01/01/2015 to 12/31/2015        18.560625         18.685549         305,094.3752
01/01/2016 to 12/31/2016        18.685549         19.279483         155,374.3813
01/01/2017 to 12/31/2017        19.279483         23.634896         139,801.8218
--------------------------      ---------         ---------         ------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        12.349228         12.732671         461,043.0970
01/01/2012 to 12/31/2012        12.732671         13.243738         399,757.6681
01/01/2013 to 04/26/2013        13.243738         14.267902               0.0000
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.152892         11.595850       1,169,936.9893
01/01/2012 to 12/31/2012        11.595850         13.146384       2,050,566.0165
01/01/2013 to 12/31/2013        13.146384         17.637135       1,690,461.6550
01/01/2014 to 12/31/2014        17.637135         18.818245       1,509,597.1111
01/01/2015 to 12/31/2015        18.818245         20.410115       1,317,929.3919
01/01/2016 to 12/31/2016        20.410115         19.999994       1,069,629.1041
01/01/2017 to 12/31/2017        19.999994         26.883713         896,514.9236
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         6.970167          7.357485         170,978.4485
01/01/2012 to 12/31/2012         7.357485          8.133087         114,368.3566
01/01/2013 to 04/26/2013         8.133087          8.726468               0.0000
--------------------------      ---------         ---------       --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        15.218599         15.382633         180,811.2466
01/01/2012 to 12/31/2012        15.382633         15.632356         263,494.0771
01/01/2013 to 12/31/2013        15.632356         14.943885         101,683.8549
01/01/2014 to 12/31/2014        14.943885         15.463191         136,778.8338
01/01/2015 to 12/31/2015        15.463191         15.163609         120,217.3006
01/01/2016 to 12/31/2016        15.163609         15.188656         143,236.1036
01/01/2017 to 12/31/2017        15.188656         15.341376         120,433.5245
--------------------------      ---------         ---------       --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

10/07/2011 to 12/31/2011        14.219537         15.609908          62,164.5000
01/01/2012 to 12/31/2012        15.609908         17.958955          36,192.3839
01/01/2013 to 12/31/2013        17.958955         23.392505          50,318.3970
01/01/2014 to 12/31/2014        23.392505         25.066670          42,352.1536
01/01/2015 to 12/31/2015        25.066670         23.936353          40,629.3672
01/01/2016 to 12/31/2016        23.936353         28.202533          42,211.2392
01/01/2017 to 12/31/2017        28.202533         31.991131          41,603.0581
--------------------------      ---------         ---------       --------------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        10.093855         10.192314          89,993.4112
01/01/2012 to 12/31/2012        10.192314         11.793437          79,284.3117
01/01/2013 to 12/31/2013        11.793437         14.052125          81,093.7936
01/01/2014 to 12/31/2014        14.052125         12.914782          84,309.7782
01/01/2015 to 12/31/2015        12.914782         12.505582          90,827.9396
01/01/2016 to 12/31/2016        12.505582         12.389076          99,410.4946
01/01/2017 to 12/31/2017        12.389076         15.140340          92,523.4559
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        13.768073         15.521640        65,552.4069
01/01/2012 to 12/31/2012        15.521640         17.656228        63,636.3439
01/01/2013 to 12/31/2013        17.656228         23.928209        98,023.9118
01/01/2014 to 12/31/2014        23.928209         24.588359       102,230.0793
01/01/2015 to 12/31/2015        24.588359         23.031100       101,209.8089
01/01/2016 to 12/31/2016        23.031100         27.326380        99,344.7922
01/01/2017 to 12/31/2017        27.326380         30.647564        94,713.6958
--------------------------      ---------         ---------       ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.442249         11.360548       658,836.7869
01/01/2012 to 12/31/2012        11.360548         12.865299       598,042.4109
01/01/2013 to 12/31/2013        12.865299         16.624657       569,238.9067
01/01/2014 to 12/31/2014        16.624657         18.448430       570,058.0141
01/01/2015 to 12/31/2015        18.448430         18.266536       537,996.6482
01/01/2016 to 12/31/2016        18.266536         19.962856       517,982.4149
01/01/2017 to 12/31/2017        19.962856         23.747236       506,903.1698
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.550580         20.437846       177,872.0371
01/01/2014 to 12/31/2014        20.437846         22.171216       157,434.2258
01/01/2015 to 12/31/2015        22.171216         21.674637       176,878.6862
01/01/2016 to 12/31/2016        21.674637         24.264399       190,030.2709
01/01/2017 to 12/31/2017        24.264399         27.995223       184,087.5459
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011         7.904012          8.567648       417,461.9916
01/01/2012 to 12/31/2012         8.567648          9.575332       368,682.2455
01/01/2013 to 04/26/2013         9.575332         10.472267             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825335         23.429616       542,020.0220
01/01/2014 to 12/31/2014        23.429616         22.919543       456,657.6720
01/01/2015 to 12/31/2015        22.919543         22.573626       414,021.5132
01/01/2016 to 12/31/2016        22.573626         26.222946       356,517.7867
01/01/2017 to 12/31/2017        26.222946         29.716043       313,630.8776
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011        12.683986         13.835741       797,356.2318
01/01/2012 to 12/31/2012        13.835741         14.291465       721,954.0860
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        38.936080         48.998491       116,037.6148
01/01/2014 to 12/31/2014        48.998491         52.319497       114,965.4750
01/01/2015 to 12/31/2015        52.319497         56.731474       108,232.0525
01/01/2016 to 12/31/2016        56.731474         56.516415        93,704.6880
01/01/2017 to 12/31/2017        56.516415         74.020768        95,617.1924
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         5.797549          5.826713       835,506.5027
01/01/2012 to 12/31/2012         5.826713          6.409230       724,313.6718
01/01/2013 to 04/26/2013         6.409230          6.691623             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        14.590872         15.216237       124,221.7968
01/01/2012 to 12/31/2012        15.216237         15.313235       155,405.7168
01/01/2013 to 12/31/2013        15.313235         16.640946       138,759.6829
01/01/2014 to 12/31/2014        16.640946         13.254085       150,737.4125
01/01/2015 to 12/31/2015        13.254085          8.744354       175,389.4816
01/01/2016 to 12/31/2016         8.744354         12.332648       138,546.3920
01/01/2017 to 12/31/2017        12.332648         12.011526       134,325.5016
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        26.932953         27.842929       340,059.3536
01/01/2017 to 12/31/2017        27.842929         29.487556       313,727.2653
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        21.638263         22.880277       684,098.2260
01/01/2012 to 12/31/2012        22.880277         25.353812       669,153.3596
01/01/2013 to 12/31/2013        25.353812         26.861582       467,132.6102
01/01/2014 to 12/31/2014        26.861582         27.628783       411,053.8039
01/01/2015 to 12/31/2015        27.628783         26.519298       375,047.5757
01/01/2016 to 04/29/2016        26.519298         27.280436             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016        27.482890         28.436333       191,532.3538
01/01/2017 to 12/31/2017        28.436333         30.130747       176,100.6175
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

10/07/2011 to 12/31/2011        12.158042         12.447946       283,265.4430
01/01/2012 to 12/31/2012        12.447946         13.611429       355,521.9008
01/01/2013 to 12/31/2013        13.611429         13.543678       446,234.6113
01/01/2014 to 12/31/2014        13.543678         13.879160       494,001.9468
01/01/2015 to 12/31/2015        13.879160         13.419475       453,497.5371
01/01/2016 to 04/29/2016        13.419475         13.729658             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        16.476329         16.554340       212,384.0655
01/01/2012 to 12/31/2012        16.554340         16.736131       147,056.0759
01/01/2013 to 12/31/2013        16.736131         16.272485       146,200.7119
01/01/2014 to 12/31/2014        16.272485         16.373384       113,942.0727
01/01/2015 to 12/31/2015        16.373384         16.114547        99,369.4345
01/01/2016 to 12/31/2016        16.114547         15.972741        87,098.3015
01/01/2017 to 12/31/2017        15.972741         15.935612        76,123.6821

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.435354          9.742614        87,472,237.4879
01/01/2012 to 12/31/2012         9.742614         10.585963       152,978,381.8960
01/01/2013 to 12/31/2013        10.585963         11.613923       169,731,736.2495
01/01/2014 to 12/31/2014        11.613923         12.306308       164,964,623.0732
01/01/2015 to 12/31/2015        12.306308         12.217725       162,609,556.9882
01/01/2016 to 12/31/2016        12.217725         12.493591       158,250,043.6551
01/01/2017 to 12/31/2017        12.493591         14.012153       148,413,868.7794
--------------------------      ---------         ---------       ----------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996864          1.041127        13,339,373.5367
01/01/2015 to 12/31/2015         1.041127          1.017571        44,065,273.8574
01/01/2016 to 12/31/2016         1.017571          1.024465        63,784,420.7744
01/01/2017 to 12/31/2017         1.024465          1.167895        76,659,013.1960
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         9.182069          9.580447        88,414,204.6982
01/01/2012 to 12/31/2012         9.580447         10.735389        85,232,171.0952
01/01/2013 to 12/31/2013        10.735389         12.560555        81,824,939.1748
01/01/2014 to 12/31/2014        12.560555         13.148320        77,952,963.3815
01/01/2015 to 12/31/2015        13.148320         12.886937        75,571,899.2980
01/01/2016 to 12/31/2016        12.886937         13.713937        72,457,411.3281
01/01/2017 to 12/31/2017        13.713937         15.819230        69,074,757.3695
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         8.417697          8.870103        33,789,739.8558
01/01/2012 to 12/31/2012         8.870103         10.169637        32,240,225.3491
01/01/2013 to 12/31/2013        10.169637         12.558744        31,724,135.7482
01/01/2014 to 12/31/2014        12.558744         13.188399        30,921,086.7910
01/01/2015 to 12/31/2015        13.188399         12.919678        29,601,976.0504
01/01/2016 to 12/31/2016        12.919678         13.895293        26,582,964.2742
01/01/2017 to 12/31/2017        13.895293         16.644222        24,411,787.6564
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         8.195941          8.690929        17,807,338.5059
01/01/2012 to 12/31/2012         8.690929         10.071748        16,242,611.5614
01/01/2013 to 12/31/2013        10.071748         12.902859        14,509,677.2773
01/01/2014 to 12/31/2014        12.902859         13.778493        13,413,550.6458
01/01/2015 to 12/31/2015        13.778493         14.483400        12,469,257.5184
01/01/2016 to 12/31/2016        14.483400         15.597199        11,593,787.8128
01/01/2017 to 12/31/2017        15.597199         19.692102         9,760,202.3947
--------------------------      ---------         ---------       ----------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

10/07/2011 to 12/31/2011         9.700617         10.050728        49,359,885.5178
01/01/2012 to 12/31/2012        10.050728         10.995520        47,394,261.0616
01/01/2013 to 12/31/2013        10.995520         12.320964        44,429,541.9266
01/01/2014 to 12/31/2014        12.320964         12.903037        41,968,621.1743
01/01/2015 to 12/31/2015        12.903037         12.643921        39,881,136.1368
01/01/2016 to 12/31/2016        12.643921         13.355892        40,722,131.7977
01/01/2017 to 12/31/2017        13.355892         14.893104        38,188,397.1008
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.207299         10.612678        92,377,226.2777
01/01/2012 to 12/31/2012        10.612678         11.580699       182,954,259.3071
01/01/2013 to 12/31/2013        11.580699         11.043464       179,578,910.9757
01/01/2014 to 12/31/2014        11.043464         11.336607       162,576,429.0834
01/01/2015 to 12/31/2015        11.336607         10.118925       153,890,672.1672
01/01/2016 to 12/31/2016        10.118925         10.883282       144,527,479.1088
01/01/2017 to 12/31/2017        10.883282         11.796165       133,520,481.7489
--------------------------      ---------         ---------       ----------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.276263          9.574992       150,119,851.8443
01/01/2012 to 12/31/2012         9.574992         10.314536       267,185,872.6713
01/01/2013 to 12/31/2013        10.314536         11.230860       288,760,981.4790
01/01/2014 to 12/31/2014        11.230860         11.741626       278,734,527.4473
01/01/2015 to 12/31/2015        11.741626         11.577379       274,490,236.4925
01/01/2016 to 12/31/2016        11.577379         11.934264       264,467,510.6006
01/01/2017 to 12/31/2017        11.934264         13.348327       247,012,306.2218
--------------------------      ---------         ---------       ----------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        20.082763         21.280670         2,063,412.1328
01/01/2012 to 12/31/2012        21.280670         24.479242         2,173,964.9521
01/01/2013 to 12/31/2013        24.479242         26.418292         1,956,185.1807
01/01/2014 to 12/31/2014        26.418292         26.936384         1,742,852.0107
01/01/2015 to 12/31/2015        26.936384         25.512415         1,569,536.6692
01/01/2016 to 12/31/2016        25.512415         28.703002         1,479,079.8749
01/01/2017 to 12/31/2017        28.703002         30.531797         1,361,707.6597
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        10.237746         10.859463        10,617,078.6573
01/01/2012 to 12/31/2012        10.859463         12.512996         9,600,012.6941
01/01/2013 to 12/31/2013        12.512996         15.995949         8,739,894.1708
01/01/2014 to 12/31/2014        15.995949         16.592811         8,141,965.3596
01/01/2015 to 12/31/2015        16.592811         16.049593         7,725,493.0246
01/01/2016 to 12/31/2016        16.049593         17.264665         6,996,340.8164
01/01/2017 to 12/31/2017        17.264665         20.950832         6,427,609.9316
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.196727          9.389789       146,291,235.5407
01/01/2012 to 12/31/2012         9.389789         10.482770       272,622,115.9848
01/01/2013 to 12/31/2013        10.482770         11.833440       340,774,034.3895
01/01/2014 to 12/31/2014        11.833440         12.807579       354,418,597.6621
01/01/2015 to 12/31/2015        12.807579         12.125407       354,220,502.2487
01/01/2016 to 12/31/2016        12.125407         12.969983       352,122,726.5062
01/01/2017 to 12/31/2017        12.969983         15.150026       349,445,872.2763
--------------------------      ---------         ---------       ----------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        15.094416         16.085167         2,967,182.7139
01/01/2012 to 12/31/2012        16.085167         18.732062         2,790,437.3336
01/01/2013 to 12/31/2013        18.732062         24.489743         2,493,308.5288
01/01/2014 to 12/31/2014        24.489743         24.588118         2,240,624.8847
01/01/2015 to 12/31/2015        24.588118         22.957881         2,022,554.6639
01/01/2016 to 12/31/2016        22.957881         29.744314         1,788,528.5788
01/01/2017 to 12/31/2017        29.744314         32.796227         1,621,626.7937
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS
B))

10/07/2011 to 12/31/2011         9.838962         10.137634       6,209,556.0465
01/01/2012 to 12/31/2012        10.137634         11.896795       6,117,748.3955
01/01/2013 to 12/31/2013        11.896795         11.158201       6,910,295.0813
01/01/2014 to 12/31/2014        11.158201         10.295853       6,724,921.3246
01/01/2015 to 12/31/2015        10.295853          8.759074       6,933,543.4287
01/01/2016 to 12/31/2016         8.759074          9.640401       6,535,734.0474
01/01/2017 to 12/31/2017         9.640401         12.211988       5,906,025.5322
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        10.020129         10.300527       1,016,810.4853
01/01/2012 to 12/31/2012        10.300527         10.912106       1,178,875.3482
01/01/2013 to 12/31/2013        10.912106         11.184364       1,411,861.6434
01/01/2014 to 12/31/2014        11.184364         11.121170       1,398,529.4912
01/01/2015 to 12/31/2015        11.121170         10.885868       1,248,742.5249
01/01/2016 to 12/31/2016        10.885868         11.741222       1,257,747.5592
01/01/2017 to 12/31/2017        11.741222         12.016182       1,208,335.4084
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         9.723365          9.773621         760,289.1640
01/01/2012 to 12/31/2012         9.773621         10.070996       1,373,041.7623
01/01/2013 to 12/31/2013        10.070996         10.056309       3,792,084.7793
01/01/2014 to 12/31/2014        10.056309         10.031423       4,658,638.8099
01/01/2015 to 12/31/2015        10.031423          9.840222       4,439,463.8957
01/01/2016 to 12/31/2016         9.840222         10.017480       4,221,160.9352
01/01/2017 to 12/31/2017        10.017480         10.020125       4,231,610.0652
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011        11.975895         12.023913       1,387,277.0915
01/01/2012 to 12/31/2012        12.023913         13.563466       1,410,153.4088
01/01/2013 to 12/31/2013        13.563466         13.527178       1,428,928.6292
01/01/2014 to 12/31/2014        13.527178         13.504760       1,307,395.2997
01/01/2015 to 12/31/2015        13.504760         12.775823       1,277,808.0783
01/01/2016 to 12/31/2016        12.775823         12.721108       1,220,417.5578
01/01/2017 to 12/31/2017        12.721108         12.574818       1,156,278.2229
--------------------------      ---------         ---------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        12.538497         13.380587       2,036,653.1730
01/01/2012 to 12/31/2012        13.380587         16.639355       1,979,620.9871
01/01/2013 to 12/31/2013        16.639355         17.006799       1,965,252.6964
01/01/2014 to 12/31/2014        17.006799         19.014356       1,859,976.6715
01/01/2015 to 12/31/2015        19.014356         18.505723       1,715,800.4373
01/01/2016 to 12/31/2016        18.505723         18.426333       1,635,766.1258
01/01/2017 to 12/31/2017        18.426333         20.143435       1,471,095.4052
--------------------------      ---------         ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         7.165699          7.776185       5,492,614.1341
01/01/2012 to 12/31/2012         7.776185          9.095753       5,155,379.8146
01/01/2013 to 12/31/2013         9.095753         13.072561       5,302,990.5592
01/01/2014 to 12/31/2014        13.072561         15.341606       6,729,304.9980
01/01/2015 to 12/31/2015        15.341606         14.532204       6,544,656.2609
01/01/2016 to 12/31/2016        14.532204         14.729019       5,901,986.9214
01/01/2017 to 12/31/2017        14.729019         17.215726       5,056,279.9538
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))

10/07/2011 to 12/31/2011       140.840751        146.053290           104,844.0340
01/01/2012 to 12/31/2012       146.053290        176.615267           124,871.9776
01/01/2013 to 12/31/2013       176.615267        224.517975           111,375.7953
01/01/2014 to 04/25/2014       224.517975        233.865730                 0.0000
--------------------------     ----------        ----------           ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        17.005975         17.042734         5,791,977.6310
01/01/2012 to 12/31/2012        17.042734         21.742292         5,578,264.7818
01/01/2013 to 12/31/2013        21.742292         28.005076         5,190,349.5723
01/01/2014 to 12/31/2014        28.005076         26.042827         5,176,800.9096
01/01/2015 to 12/31/2015        26.042827         24.544028         5,120,686.3344
01/01/2016 to 12/31/2016        24.544028         26.208231         4,642,461.5392
01/01/2017 to 12/31/2017        26.208231         33.742654         4,077,715.1347
--------------------------     ----------        ----------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       406,581,215.1460
01/01/2013 to 12/31/2013         1.048710          1.054430       570,007,161.8909
01/01/2014 to 12/31/2014         1.054430          1.098896       558,935,279.8899
01/01/2015 to 12/31/2015         1.098896          1.039093       567,364,683.7622
01/01/2016 to 12/31/2016         1.039093          1.145846       608,136,880.1280
01/01/2017 to 12/31/2017         1.145846          1.244199       625,197,904.5432
--------------------------     ----------        ----------       ----------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.273523         10.070573         3,635,992.5356
01/01/2012 to 12/31/2012        10.070573         11.772115         3,660,409.0134
01/01/2013 to 12/31/2013        11.772115         15.732268         3,487,293.0674
01/01/2014 to 12/31/2014        15.732268         16.975188         3,189,299.3656
01/01/2015 to 12/31/2015        16.975188         15.755453         2,706,845.6211
01/01/2016 to 12/31/2016        15.755453         18.242135         2,367,432.4620
01/01/2017 to 12/31/2017        18.242135         21.252165         2,100,649.6423
--------------------------     ----------        ----------       ----------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        14.403514         15.673293         2,352,540.4881
01/01/2012 to 12/31/2012        15.673293         18.290124         2,197,109.9668
01/01/2013 to 12/31/2013        18.290124         25.307315         2,044,616.4242
01/01/2014 to 12/31/2014        25.307315         26.956630         1,858,824.6651
01/01/2015 to 12/31/2015        26.956630         26.153535         1,923,450.9163
01/01/2016 to 12/31/2016        26.153535         28.767679         1,756,724.4423
01/01/2017 to 12/31/2017        28.767679         35.590749         1,537,364.3119
--------------------------     ----------        ----------       ----------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.289575         10.746382         8,656,716.7311
01/01/2014 to 12/31/2014        10.746382         11.147721         9,604,091.1771
01/01/2015 to 12/31/2015        11.147721         11.056883         9,662,198.1561
01/01/2016 to 12/31/2016        11.056883         11.157448         9,503,136.7618
01/01/2017 to 12/31/2017        11.157448         11.378459         9,215,832.0506
--------------------------     ----------        ----------       ----------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

10/07/2011 to 12/31/2011        10.697353         10.843343         9,321,045.1516
01/01/2012 to 12/31/2012        10.843343         11.228709         8,506,997.8243
01/01/2013 to 04/26/2013        11.228709         11.199946                 0.0000
--------------------------     ----------        ----------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
------------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION        ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF          OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758       210,248,693.9742
01/01/2013 to 12/31/2013         1.050758          1.151141       434,943,247.7967
01/01/2014 to 12/31/2014         1.151141          1.215536       505,522,023.0796
01/01/2015 to 12/31/2015         1.215536          1.210567       574,058,318.9557
01/01/2016 to 12/31/2016         1.210567          1.229620       622,014,480.2328
01/01/2017 to 12/31/2017         1.229620          1.415962       621,752,179.6165
--------------------------       --------          --------       ----------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        12.071141         12.743706         2,764,511.7597
01/01/2012 to 12/31/2012        12.743706         14.707991         2,711,798.8262
01/01/2013 to 12/31/2013        14.707991         17.004709         2,492,541.0173
01/01/2014 to 12/31/2014        17.004709         17.367049         2,531,406.6060
01/01/2015 to 12/31/2015        17.367049         17.353207         2,369,218.6535
01/01/2016 to 12/31/2016        17.353207         17.947357         2,126,184.6692
01/01/2017 to 12/31/2017        17.947357         21.785425         1,848,221.3887
--------------------------      ---------         ---------       ----------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

11/12/2012 to 12/31/2012         0.987648          1.013870        10,533,926.9939
01/01/2013 to 12/31/2013         1.013870          1.130318       131,942,122.1762
01/01/2014 to 12/31/2014         1.130318          1.219045       239,396,746.4395
01/01/2015 to 12/31/2015         1.219045          1.188718       356,155,153.3213
01/01/2016 to 12/31/2016         1.188718          1.224540       445,052,801.9737
01/01/2017 to 12/31/2017         1.224540          1.396650       466,555,837.5959
--------------------------      ---------         ---------       ----------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        12.719068         12.911869         2,998,295.0149
01/01/2012 to 12/31/2012        12.911869         14.873560         2,791,702.8217
01/01/2013 to 12/31/2013        14.873560         17.508739         2,555,128.8351
01/01/2014 to 12/31/2014        17.508739         16.081541         2,467,021.5075
01/01/2015 to 12/31/2015        16.081541         15.592263         2,359,727.7530
01/01/2016 to 12/31/2016        15.592263         15.256154         2,246,489.4805
01/01/2017 to 12/31/2017        15.256154         19.299668         2,004,543.7696
--------------------------      ---------         ---------       ----------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303         5,250,027.9683
01/01/2015 to 12/31/2015         1.036303          0.966894        14,287,869.4008
01/01/2016 to 12/31/2016         0.966894          1.060567        59,612,936.5963
01/01/2017 to 12/31/2017         1.060567          1.178791        83,842,498.1724
--------------------------      ---------         ---------       ----------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        14.940174         15.230028        13,844,801.7556
01/01/2012 to 12/31/2012        15.230028         16.405011        14,454,848.7169
01/01/2013 to 12/31/2013        16.405011         14.691194        13,670,745.5495
01/01/2014 to 12/31/2014        14.691194         14.920994        12,640,585.3345
01/01/2015 to 12/31/2015        14.920994         14.270235        11,893,340.1815
01/01/2016 to 12/31/2016        14.270235         14.787955        11,104,079.2319
01/01/2017 to 12/31/2017        14.787955         15.103670        11,016,059.9060
--------------------------      ---------         ---------       ----------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        16.472907         16.846289        30,697,925.6382
01/01/2012 to 12/31/2012        16.846289         18.169131        31,441,621.8671
01/01/2013 to 12/31/2013        18.169131         17.590952        30,240,734.4597
01/01/2014 to 12/31/2014        17.590952         18.091610        26,264,062.9241
01/01/2015 to 12/31/2015        18.091610         17.858847        24,225,481.2687
01/01/2016 to 12/31/2016        17.858847         18.088230        22,579,944.6156
01/01/2017 to 12/31/2017        18.088230         18.658832        22,435,394.8178
--------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.618592          10.762701       22,924,667.0074
01/01/2012 to 12/31/2012        10.762701          10.957512       54,029,597.9339
01/01/2013 to 12/31/2013        10.957512          10.327163       46,476,556.2724
01/01/2014 to 12/31/2014        10.327163          10.964080       41,889,873.9642
01/01/2015 to 12/31/2015        10.964080          10.869017       41,311,137.4808
01/01/2016 to 12/31/2016        10.869017          10.869961       40,813,377.8195
01/01/2017 to 12/31/2017        10.869961          11.008908       36,752,740.5383
--------------------------      ---------          ---------       ---------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.216374          10.760741        4,340,240.8954
01/01/2014 to 12/31/2014        10.760741          11.539586        7,715,755.4309
01/01/2015 to 12/31/2015        11.539586          11.248011       18,627,535.5671
01/01/2016 to 12/31/2016        11.248011          11.609667       23,051,801.1977
01/01/2017 to 12/31/2017        11.609667          13.347780       25,868,561.5191
--------------------------      ---------          ---------       ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762           1.068883      123,242,009.3195
01/01/2013 to 12/31/2013         1.068883           1.161756      249,036,780.3617
01/01/2014 to 12/31/2014         1.161756           1.235499      264,365,328.3945
01/01/2015 to 12/31/2015         1.235499           1.208822      305,623,171.1416
01/01/2016 to 12/31/2016         1.208822           1.260662      314,830,655.3701
01/01/2017 to 12/31/2017         1.260662           1.422324      311,964,178.2915
--------------------------      ---------          ---------      ----------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.076533          11.715944       41,996,490.6075
01/01/2012 to 12/31/2012        11.715944          13.049283       39,621,347.3592
01/01/2013 to 12/31/2013        13.049283          14.546415       37,448,388.1264
01/01/2014 to 12/31/2014        14.546415          15.193036       34,793,844.1720
01/01/2015 to 12/31/2015        15.193036          14.702394       33,318,833.0488
01/01/2016 to 12/31/2016        14.702394          15.351912       32,058,147.7279
01/01/2017 to 12/31/2017        15.351912          17.557565       29,849,295.5896
--------------------------      ---------          ---------      ----------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.290687          10.936433       11,813,491.2283
01/01/2012 to 12/31/2012        10.936433          12.417139       11,404,053.4972
01/01/2013 to 12/31/2013        12.417139          14.471865       11,140,414.1474
01/01/2014 to 12/31/2014        14.471865          15.053334       10,529,206.6596
01/01/2015 to 12/31/2015        15.053334          14.515517       10,113,012.4699
01/01/2016 to 12/31/2016        14.515517          15.313728        9,284,544.9438
01/01/2017 to 12/31/2017        15.313728          18.084793        8,478,397.8150
--------------------------      ---------          ---------      ----------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        42.518049          46.908933        1,343,801.4715
01/01/2012 to 12/31/2012        46.908933          54.624034        1,259,984.4053
01/01/2013 to 12/31/2013        54.624034          72.130028        1,187,382.4744
01/01/2014 to 12/31/2014        72.130028          80.653967        1,196,506.4117
01/01/2015 to 12/31/2015        80.653967          76.757435        1,113,112.4757
01/01/2016 to 12/31/2016        76.757435          87.846057        1,025,334.1980
01/01/2017 to 12/31/2017        87.846057         101.411286          934,239.4117
--------------------------      ---------         ----------      ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011         9.570662         10.275240        9,475,129.6951
01/01/2012 to 12/31/2012        10.275240         11.529560        9,265,659.0795
01/01/2013 to 12/31/2013        11.529560         15.543598        8,144,985.8940
01/01/2014 to 12/31/2014        15.543598         17.302832        7,278,728.9882
01/01/2015 to 12/31/2015        17.302832         18.219154        6,618,863.6397
01/01/2016 to 12/31/2016        18.219154         19.101667        6,214,563.3583
01/01/2017 to 12/31/2017        19.101667         23.521156        5,663,445.3108
--------------------------      ---------         ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        22.170662         24.690661        1,134,352.2745
01/01/2012 to 12/31/2012        24.690661         27.951905        1,058,435.7372
01/01/2013 to 12/31/2013        27.951905         35.952432          928,966.7351
01/01/2014 to 12/31/2014        35.952432         38.910287          860,540.0746
01/01/2015 to 12/31/2015        38.910287         34.958219          855,911.0606
01/01/2016 to 12/31/2016        34.958219         39.856711          812,039.3104
01/01/2017 to 12/31/2017        39.856711         43.071088          741,540.0597
--------------------------      ---------         ---------        --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        13.235086         14.454596        1,852,406.6525
01/01/2012 to 12/31/2012        14.454596         16.851844        1,790,691.5035
01/01/2013 to 12/31/2013        16.851844         22.065390        1,664,596.4167
01/01/2014 to 12/31/2014        22.065390         24.661707        1,580,185.4063
01/01/2015 to 12/31/2015        24.661707         22.123409        1,518,844.5600
01/01/2016 to 12/31/2016        22.123409         24.716601        1,377,119.3182
01/01/2017 to 12/31/2017        24.716601         27.030786        1,265,875.3463
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         9.202025         10.105074        9,362,069.7249
01/01/2014 to 12/31/2014        10.105074          9.641081        9,037,438.8841
01/01/2015 to 12/31/2015         9.641081          9.310046        8,544,702.1915
01/01/2016 to 12/31/2016         9.310046          9.653948        7,906,960.7929
01/01/2017 to 12/31/2017         9.653948         12.854466        6,504,213.3127
--------------------------      ---------         ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

10/07/2011 to 12/31/2011         7.330378          7.611678       11,131,746.8079
01/01/2012 to 12/31/2012         7.611678          8.823283       10,243,124.1380
01/01/2013 to 04/26/2013         8.823283          9.153894                0.0000
--------------------------      ---------         ---------       ---------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        10.577474         10.545875        8,658,626.5751
01/01/2012 to 12/31/2012        10.545875         10.408921        7,797,131.7039
01/01/2013 to 12/31/2013        10.408921         10.274478        6,551,482.7046
01/01/2014 to 12/31/2014        10.274478         10.141771        5,026,162.4979
01/01/2015 to 12/31/2015        10.141771         10.010778        5,201,710.9996
01/01/2016 to 12/31/2016        10.010778          9.892559        4,667,627.2616
01/01/2017 to 12/31/2017         9.892559          9.827106        4,036,041.5028
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.138773         14.428629          681,585.2803
01/01/2015 to 12/31/2015        14.428629         14.158877        1,108,106.2032
01/01/2016 to 12/31/2016        14.158877         14.609129        1,813,502.1787
01/01/2017 to 12/31/2017        14.609129         15.420652        1,976,134.2032
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.810605
01/01/2012 to 12/31/2012                                                                      12.218191
01/01/2013 to 12/31/2013                                                                      13.375464
01/01/2014 to 04/25/2014                                                                      14.401451
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.594289
01/01/2012 to 12/31/2012                                                                      12.055244
01/01/2013 to 12/31/2013                                                                      13.373515
01/01/2014 to 04/25/2014                                                                      15.078692
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      14.522958
01/01/2015 to 12/31/2015                                                                      14.939452
01/01/2016 to 12/31/2016                                                                      14.588222
01/01/2017 to 12/31/2017                                                                      15.276432
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.135973
01/01/2012 to 12/31/2012                                                                      11.647420
01/01/2013 to 12/31/2013                                                                      13.097782
01/01/2014 to 04/25/2014                                                                      15.439211
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      15.464132
01/01/2015 to 12/31/2015                                                                      16.028157
01/01/2016 to 12/31/2016                                                                      15.620560
01/01/2017 to 12/31/2017                                                                      16.514354
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      10.689555
01/01/2012 to 12/31/2012                                                                      11.280553
01/01/2013 to 12/31/2013                                                                      12.884423
01/01/2014 to 04/25/2014                                                                      16.013844
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING
STRATEGY SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011                                                                       8.811628
01/01/2012 to 12/31/2012                                                                       9.407894
01/01/2013 to 04/26/2013                                                                      10.783002
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      15.941182
01/01/2015 to 12/31/2015                                                                      16.617936
01/01/2016 to 12/31/2016                                                                      16.125078
01/01/2017 to 12/31/2017                                                                      17.212553
------------------------------------------------------------------------------------------    ---------




                                                                                                                NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT         UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      12.218191      36,217,134.5490
01/01/2012 to 12/31/2012                                                                      13.375464      35,492,679.4109
01/01/2013 to 12/31/2013                                                                      14.401451      30,208,570.5211
01/01/2014 to 04/25/2014                                                                      14.524510               0.0000
------------------------------------------------------------------------------------------    ---------      ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      12.055244      66,435,970.8570
01/01/2012 to 12/31/2012                                                                      13.373515      62,283,963.1356
01/01/2013 to 12/31/2013                                                                      15.078692      58,723,746.7079
01/01/2014 to 04/25/2014                                                                      15.150236               0.0000
------------------------------------------------------------------------------------------    ---------      ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      14.939452      81,441,438.4780
01/01/2015 to 12/31/2015                                                                      14.588222      73,339,796.3045
01/01/2016 to 12/31/2016                                                                      15.276432      66,011,842.9136
01/01/2017 to 12/31/2017                                                                      16.684472      57,635,398.1994
------------------------------------------------------------------------------------------    ---------      ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.647420     127,703,620.4261
01/01/2012 to 12/31/2012                                                                      13.097782     120,366,323.5889
01/01/2013 to 12/31/2013                                                                      15.439211     114,360,016.4620
01/01/2014 to 04/25/2014                                                                      15.465784               0.0000
------------------------------------------------------------------------------------------    ---------     ----------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      16.028157     107,387,594.3084
01/01/2015 to 12/31/2015                                                                      15.620560     100,065,731.2478
01/01/2016 to 12/31/2016                                                                      16.514354      92,322,507.6280
01/01/2017 to 12/31/2017                                                                      18.703090      83,952,191.1155
------------------------------------------------------------------------------------------    ---------     ----------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011                                                                      11.280553      66,269,056.8510
01/01/2012 to 12/31/2012                                                                      12.884423      62,176,669.1203
01/01/2013 to 12/31/2013                                                                      16.013844      68,173,614.6624
01/01/2014 to 04/25/2014                                                                      15.954170               0.0000
------------------------------------------------------------------------------------------    ---------     ----------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

10/07/2011 to 12/31/2011                                                                       9.407894      12,466,850.7097
01/01/2012 to 12/31/2012                                                                      10.783002      11,794,065.5368
01/01/2013 to 04/26/2013                                                                      11.612168               0.0000
------------------------------------------------------------------------------------------    ---------     ----------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      16.617936      62,925,398.6814
01/01/2015 to 12/31/2015                                                                      16.125078      58,263,501.6232
01/01/2016 to 12/31/2016                                                                      17.212553      53,479,316.6142
01/01/2017 to 12/31/2017                                                                      20.246539      48,625,849.4604
------------------------------------------------------------------------------------------    ---------     ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     13.376418         14.725087          2,462,486.9054
01/01/2012 to 12/31/2012     14.725087         16.217189          2,262,710.0241
01/01/2013 to 12/31/2013     16.217189         21.852076          2,363,948.1777
01/01/2014 to 12/31/2014     21.852076         21.930914          2,017,705.6822
01/01/2015 to 12/31/2015     21.930914         19.555426          1,932,412.2034
01/01/2016 to 12/31/2016     19.555426         23.675354          1,826,210.2262
01/01/2017 to 12/31/2017     23.675354         26.300896          1,442,518.8219
--------------------------   ---------         ---------          --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     14.263740         14.286034            721,654.5882
01/01/2012 to 12/31/2012     14.286034         16.625196            706,488.8791
01/01/2013 to 12/31/2013     16.625196         20.940119            671,789.9159
01/01/2014 to 12/31/2014     20.940119         19.285912            783,724.8829
01/01/2015 to 12/31/2015     19.285912         20.132407            776,906.5469
01/01/2016 to 12/31/2016     20.132407         21.030225            714,045.6521
01/01/2017 to 12/31/2017     21.030225         27.079955            680,841.7007
--------------------------   ---------         ---------          --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016     52.831122         53.809528            173,898.1591
01/01/2017 to 12/31/2017     53.809528         63.107265            170,521.1106
--------------------------   ---------         ---------          --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011     16.639737         17.932990            301,345.6205
01/01/2012 to 12/31/2012     17.932990         19.536993            275,482.8319
01/01/2013 to 12/31/2013     19.536993         25.593388            240,952.6036
01/01/2014 to 12/31/2014     25.593388         28.024451            230,220.6701
01/01/2015 to 12/31/2015     28.024451         27.593167            222,512.3234
01/01/2016 to 04/29/2016     27.593167         27.774621                  0.0000
--------------------------   ---------         ---------          --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

10/07/2011 to 12/31/2011     11.225261         12.286766          9,297,772.1111
01/01/2012 to 12/31/2012     12.286766         13.667612          8,687,278.1193
01/01/2013 to 12/31/2013     13.667612         18.014463          7,800,429.2460
01/01/2014 to 12/31/2014     18.014463         19.639373          6,547,428.9960
01/01/2015 to 12/31/2015     19.639373         19.825102          5,803,674.4515
01/01/2016 to 12/31/2016     19.825102         20.968669          5,214,571.7547
01/01/2017 to 12/31/2017     20.968669         24.614710          4,468,224.2189
--------------------------   ---------         ---------          --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013     15.157349         18.081245            942,583.0922
01/01/2014 to 12/31/2014     18.081245         19.788822            842,235.0433
01/01/2015 to 12/31/2015     19.788822         20.041923            801,396.4422
01/01/2016 to 12/31/2016     20.041923         20.803413            736,875.9408
01/01/2017 to 12/31/2017     20.803413         25.656031            637,617.2692
--------------------------   ---------         ---------          --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     12.913291         13.332640          1,193,463.1923
01/01/2012 to 12/31/2012     13.332640         13.951718          1,145,420.7714
01/01/2013 to 04/26/2013     13.951718         15.059331                  0.0000
--------------------------   ---------         ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.803022         12.288750       3,580,250.9853
01/01/2012 to 12/31/2012        12.288750         14.016187       5,266,191.8150
01/01/2013 to 12/31/2013        14.016187         18.917151       5,418,767.5380
01/01/2014 to 12/31/2014        18.917151         20.305444       4,439,360.1542
01/01/2015 to 12/31/2015        20.305444         22.155645       3,895,760.3049
01/01/2016 to 12/31/2016        22.155645         21.841099       3,628,669.8464
01/01/2017 to 12/31/2017        21.841099         29.534481       3,039,963.3919
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         7.136933          7.543923       1,668,809.3386
01/01/2012 to 12/31/2012         7.543923          8.389614       1,593,996.0493
01/01/2013 to 04/26/2013         8.389614          9.018898               0.0000
--------------------------      ---------         ---------       --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        16.444844         16.645052       2,281,058.8774
01/01/2012 to 12/31/2012        16.645052         17.017605       2,518,688.5814
01/01/2013 to 12/31/2013        17.017605         16.366043       3,330,053.8217
01/01/2014 to 12/31/2014        16.366043         17.036667       4,671,079.0862
01/01/2015 to 12/31/2015        17.036667         16.807150       5,870,655.1939
01/01/2016 to 12/31/2016        16.807150         16.936216       7,670,093.2321
01/01/2017 to 12/31/2017        16.936216         17.209161       8,030,874.1207
--------------------------      ---------         ---------       --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

10/07/2011 to 12/31/2011        15.213986         16.724655       1,131,956.7707
01/01/2012 to 12/31/2012        16.724655         19.357826       1,117,088.2789
01/01/2013 to 12/31/2013        19.357826         25.366238       1,031,143.5434
01/01/2014 to 12/31/2014        25.366238         27.345252       1,030,472.7377
01/01/2015 to 12/31/2015        27.345252         26.269357       1,049,353.4066
01/01/2016 to 12/31/2016        26.269357         31.137512       1,024,608.0284
01/01/2017 to 12/31/2017        31.137512         35.532236       1,004,180.9919
--------------------------      ---------         ---------       --------------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        10.907585         11.029218       1,715,338.8147
01/01/2012 to 12/31/2012        11.029218         12.838985       1,794,653.1621
01/01/2013 to 12/31/2013        12.838985         15.389934       1,767,149.8685
01/01/2014 to 12/31/2014        15.389934         14.229479       1,869,240.0462
01/01/2015 to 12/31/2015        14.229479         13.861585       1,907,263.0914
01/01/2016 to 12/31/2016        13.861585         13.815092       1,997,687.7641
01/01/2017 to 12/31/2017        13.815092         16.984266       1,933,173.6131
--------------------------      ---------         ---------       --------------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

10/07/2011 to 12/31/2011        14.878056         16.796145       1,114,709.9698
01/01/2012 to 12/31/2012        16.796145         19.221546       1,110,495.9500
01/01/2013 to 12/31/2013        19.221546         26.206184       1,106,902.5049
01/01/2014 to 12/31/2014        26.206184         27.091268       1,117,632.2233
01/01/2015 to 12/31/2015        27.091268         25.528264       1,105,401.4608
01/01/2016 to 12/31/2016        25.528264         30.471454         996,096.4050
01/01/2017 to 12/31/2017        30.471454         34.379898         968,949.5373
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011        11.088110         12.079865       5,404,180.5489
01/01/2012 to 12/31/2012        12.079865         13.762624       5,471,722.6410
01/01/2013 to 12/31/2013        13.762624         17.891134       5,368,614.9179
01/01/2014 to 12/31/2014        17.891134         19.973301       5,489,855.8450
01/01/2015 to 12/31/2015        19.973301         19.895395       5,338,043.2958
01/01/2016 to 12/31/2016        19.895395         21.873786       5,222,193.3375
01/01/2017 to 12/31/2017        21.873786         26.176457       4,811,153.4674
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.178853         22.424400       2,344,935.5173
01/01/2014 to 12/31/2014        22.424400         24.472630       2,261,306.1352
01/01/2015 to 12/31/2015        24.472630         24.068496       2,413,167.0926
01/01/2016 to 12/31/2016        24.068496         27.106389       2,503,272.0620
01/01/2017 to 12/31/2017        27.106389         31.461750       2,258,229.5231
--------------------------      ---------         ---------       --------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011         8.069675          8.759302       4,950,200.1876
01/01/2012 to 12/31/2012         8.759302          9.848736       4,414,960.7997
01/01/2013 to 04/26/2013         9.848736         10.791833               0.0000
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.698150         20.866244       1,314,863.1582
01/01/2014 to 12/31/2014        20.866244         20.534857       1,249,068.0277
01/01/2015 to 12/31/2015        20.534857         20.346652       1,055,473.1782
01/01/2016 to 12/31/2016        20.346652         23.778142         957,180.6356
01/01/2017 to 12/31/2017        23.778142         27.107226         861,070.8140
--------------------------      ---------         ---------       --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

10/07/2011 to 12/31/2011        13.468473         14.711750       1,493,215.8776
01/01/2012 to 12/31/2012        14.711750         15.288290       1,454,142.1046
01/01/2013 to 04/26/2013        15.288290         16.581985               0.0000
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         7.233206          9.139353       2,928,105.2634
01/01/2014 to 12/31/2014         9.139353          9.817527       3,529,625.1709
01/01/2015 to 12/31/2015         9.817527         10.709474       4,427,078.9120
01/01/2016 to 12/31/2016        10.709474         10.733076       4,534,392.5470
01/01/2017 to 12/31/2017        10.733076         14.141610       4,542,673.4607
--------------------------      ---------         ---------       --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011         6.176759          6.216407       2,892,882.2026
01/01/2012 to 12/31/2012         6.216407          6.879245       2,767,817.1081
01/01/2013 to 04/26/2013         6.879245          7.196061               0.0000
--------------------------      ---------         ---------       --------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011        14.850373         15.508279       2,037,256.8484
01/01/2012 to 12/31/2012        15.508279         15.701587       2,190,737.7068
01/01/2013 to 12/31/2013        15.701587         17.165667       2,079,073.3232
01/01/2014 to 12/31/2014        17.165667         13.754473       2,259,163.9586
01/01/2015 to 12/31/2015        13.754473          9.129253       2,940,644.5919
01/01/2016 to 12/31/2016         9.129253         12.952943       2,385,022.2903
01/01/2017 to 12/31/2017        12.952943         12.691359       2,502,254.2484
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        30.643753         31.805340       1,007,046.4236
01/01/2017 to 12/31/2017        31.805340         33.886106       1,001,589.4710
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

10/07/2011 to 12/31/2011     23.052425         24.409263          1,517,330.8051
01/01/2012 to 12/31/2012     24.409263         27.211687          1,463,897.7166
01/01/2013 to 12/31/2013     27.211687         29.003412          1,332,272.6490
01/01/2014 to 12/31/2014     29.003412         30.011292          1,196,819.8370
01/01/2015 to 12/31/2015     30.011292         28.979536          1,072,540.4272
01/01/2016 to 04/29/2016     28.979536         29.870141                  0.0000
--------------------------   ---------         ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     31.269438         32.483167            605,785.7281
01/01/2017 to 12/31/2017     32.483167         34.625211            469,542.4153
--------------------------   ---------         ---------          --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

10/07/2011 to 12/31/2011     25.306308         25.945508            762,831.1800
01/01/2012 to 12/31/2012     25.945508         28.542174          1,001,452.1467
01/01/2013 to 12/31/2013     28.542174         28.571028            887,925.8301
01/01/2014 to 12/31/2014     28.571028         29.454919            830,557.2476
01/01/2015 to 12/31/2015     29.454919         28.650770            805,713.3097
01/01/2016 to 04/29/2016     28.650770         29.370884                  0.0000
--------------------------   ---------         ---------          --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

10/07/2011 to 12/31/2011     18.239426         18.351099          1,993,868.7375
01/01/2012 to 12/31/2012     18.351099         18.664872          2,062,395.5090
01/01/2013 to 12/31/2013     18.664872         18.257014          1,803,733.8169
01/01/2014 to 12/31/2014     18.257014         18.480764          1,723,804.2597
01/01/2015 to 12/31/2015     18.480764         18.298079          1,671,140.5755
01/01/2016 to 12/31/2016     18.298079         18.246206          1,677,478.4277
01/01/2017 to 12/31/2017     18.246206         18.313039          1,602,641.2775

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).



Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B) merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio (Class B);


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (Class
  B) (formerly, Pyramis Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        Seeks high total investment return.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)+                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)+                         income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)*                                   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        BlackRock Advisors, LLC
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)+
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              Company
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)+
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)*       consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)+
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid    securities of mid-sized companies.
 Cap Value Portfolio)
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B) (formerly
 Goldman Sachs Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio              Seeks a competitive total return primarily
 (Class B)                                    from investing in fixed-income securities.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)*       Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)+                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid    Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B) (formerly          Subadviser: Wells Capital Management
 Goldman Sachs Mid Cap Value Portfolio)       (formerly Goldman Sachs Asset
                                              Management, L.P.)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio              Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: BlackRock Advisors, LLC

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class B)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)+                                  growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)+                                  and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)+                                  current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)*                                  Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)+
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)+
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)+
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)*                                  Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company


* If you elect the GWB v1 rider, a GMIB Max rider, or a GMIB Max and an EDB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max, EDB Max, and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See
"Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment

Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider, the GWB v1 rider, a GMIB Max rider or an EDB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus IV, EDB III, GMIB Plus III, and EDB II.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB riders. Example (6) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) The Annual Increase Amount


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the GMIB Annual Increase Rate (see "Living Benefits -- Guaranteed Minimum Income Beneft (GMIB) -- GMIB Rate Table"), until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at the GMIB Annual Increase Rate, adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which future income payments can be based.





[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







(2) The Highest Anniversary Value (HAV)


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]








(3) Putting It All Together


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.




[GRAPHIC APPEARS HERE]







  With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.




[GRAPHIC APPEARS HERE]

(4)   The Guaranteed Principal Option


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(5) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial investment is $100,000 and no withdrawals are taken.The Annual Increase Amount will be increased by the GMIB Annual Increase Rate on the first anniversary. Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the GMIB Annual Increase Rate. Also assume that prior to the first contract anniversary, you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second contract anniversary using the GMIB Annual Increase Rate), an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. If on each contract anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;

   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the GMIB Annual Increase Rate on the eighth contract anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future contract anniversaries, the Annual Increase Amount will continue to grow at the GMIB Annual Increase Rate annually (provided the GMIB rider continues in effect, and subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]







(6) Required Minimum Distribution Examples


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and a GMIB rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) the GMIB Annual Increase Rate; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase

          Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.

Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August
        2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2016 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


   If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


   Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be equal to the GMIB Annual Increase Rate (as shown in the GMIB Rate Table). On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750).
        Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $92,750 increased by the GMIB Annual Increase Rate.


      No Withdrawals
      --------------


   If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      This page intentionally left blank.

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.



A. GWB -  Annual Benefit Payment Continuing When Account Value Reaches Zero
   ------ -----------------------------------------------------------------


When you purchase a contract and elect the optional GWB rider:



o your initial Account Value is equal to your initial Purchase Payment;


o your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment;


o your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and


o your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits - Guaranteed Withdrawal Benefit (GWB)
  - GWB Rate Table").


The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount.



[GRAPHIC APPEARS HERE]





B. GWB -  Effect of an Excess Withdrawal
   ------ ------------------------------


A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."

As described in Example A above, if you do not take Excess Withdrawals, the GWB
                                        ------
rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.


If you do take an Excess Withdrawal, you will reduce the amount guaranteed be
       --
returned to you under the GWB rider. If you take an Excess Withdrawal, we will:



o reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;


o reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and


o reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.


These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.



C. GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals
   -----------------------------------------------------------------------


Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).

D. GWB -  How the Automatic Annual Step-Up Works
   ------ --------------------------------------


As described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.


Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals.


The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary.


Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX F

GUARANTEED LIFETIME WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


BENEFIT BASE


The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.


A. WITHDRAWALS


Withdrawals Prior to the Lifetime Withdrawal Age
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Withdrawals After the Lifetime Withdrawal Age
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.


The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.


The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


 If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 x 5%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


ILLUSTRATIVE GLWB EXAMPLE


The graph below is an illustration that incorporates several concepts of the GLWB rider.


Please note:
------------


o The graph assumes no withdrawals occur until after the Lifetime Withdrawal
Age.


o The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.


o The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.


o The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).


o The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX G

GLWB DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB Death Benefit. The GLWB Death Benefit may only be elected if you elect the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES, OR INCOME TAXES AND TAX PENALTIES. The GLWB Death Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


GLWB DEATH BENEFIT BASE


The initial GLWB Death Benefit Base is equal to your initial Purchase Payment. The GLWB Death Benefit Base is increased by any additional Purchase Payments. The GLWB Death Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The GLWB Death Benefit Base is reduced for all withdrawals, as described below.


Annual Benefit Payments below are calculated using the Benefit Base as described in the previous Appendix F examples for the GLWB rider.


A. WITHDRAWALS


Withdrawals Prior to the Lifetime Withdrawal Age
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the GLWB Death Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Withdrawals After the Lifetime Withdrawal Age
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the GLWB Death Benefit Base.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000.

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your GLWB Death Benefit Base of $100,000 is reduced by such withdrawal to $95,000.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, the GLWB Death Benefit Base is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the GLWB Death Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The GLWB Death Benefit Base would be reduced to $88,635 ($95,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase.


The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000.


 If your Rollup Rate is 5%, your GLWB Death Benefit Base will increase by 5% on contract anniversaries until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your GLWB Death Benefit Base would increase to $105,000 ($100,000 x 105%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the GLWB Death Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the GLWB Death Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base of the GLWB rider immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the GLWB Death Benefit Base to the Account Value, and (2) may increase the GLWB Death Benefit rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000 but no withdrawals are taken so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $100,000 to $110,000.


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $110,000 to $120,000.


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base of the GLWB rider due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the GLWB Death Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base of the GLWB rider immediately before the contract anniversary. The

     Automatic Step-Up will increase the GLWB Death Benefit Base from $120,000 to $150,000.

                      This page intentionally left blank.

APPENDIX H

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit riders. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2018              $100,000
   B    Account Value                                  9/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2020              $  9,000
   G    Percentage Reduction in Account                9/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2020              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2018              $100,000
   B    Account Value                                       9/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2020              $  9,000
   G    Percentage Reduction in Account                     9/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2020              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2018             $100,000
    B    Account Value                           9/1/2019 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2019             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2019             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2019          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2020 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2020             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2020          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2020             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2020             $  9,000
    G    Percentage Reduction in Account                 9/2/2020                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2020             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2020          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2020          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2020             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Enhanced Death Benefit rider. Example (5) shows how required minimum distributions affect the Death Benefit Base when an Enhanced Death Benefit rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) The Annual Increase Amount


  Graphic Example: Determining a death benefit based on the Annual Increase
  -------------------------------------------------------------------------
    Amount
    ------


  Assume that you make an initial Purchase Payment of $100,000. While you own the contract, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the EDB Annual Increase Rate (see "Death Benefit -- Optional Death Beneft -- Enhanced Death Benefit (EDB) -- EDB Rate Table"), until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at the EDB Annual Increase Rate, adjusted for withdrawals and charges -- "the Annual Increase Amount") is the value upon which the death benefit can be based.


[GRAPHIC APPEARS HERE]






  In this example, at the time the death benefit is determined, the Annual
    Increase Amount is higher than the Account Value. Assume that the Annual Increase Amount is also higher than the Highest Anniversary Value (the other calculation used to determine the death benefit under the EDB -- see Example (2) below). Because the Annual Increase Amount is higher than the Account Value and the Highest Anniversary Value, the death benefit will be equal to the Annual Increase Amount.


(2) The Highest Anniversary Value (HAV)


  Graphic Example: Determining a death benefit based on the Highest Anniversary
  -----------------------------------------------------------------------------
    Value
    -----


  While you own the contract, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value is also adjusted for any withdrawals taken (including any applicable withdrawal charge)or any additional Purchase Payments made. The Highest Anniversary Value line is the value upon which the death benefit can be based.

[GRAPHIC APPEARS HERE]






  In this example, at the time the death benefit is determined, the Highest
    Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Because the Highest Anniversary Value is higher than the Account Value and the Annual Increase Amount, the death benefit will be equal to the Highest Anniversary Value.


(3) Putting It All Together


  Graphic Example: Determing a death benefit based on the Annual Increase
  -----------------------------------------------------------------------
    Amount and the Highest Anniversary Value
    ----------------------------------------


  While you own the contract, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future death benefit. As shown in the graphic below, the death benefit will be the greatest of the Annual Increase Amount, the Highest Annivesary Value, and the Account Value.


[GRAPHIC APPEARS HERE]






  If at the time the death benefit is determined your Account Value would provide a larger death benefit than would the Annual Increase Amount or Highest Annivesary Value, you will have paid for the EDB although it was never used.

(4) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount will be increased by the EDB Annual Increase Rate on the first contract anniversary. Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the EDB Annual Increase Rate. Also assume that prior to the first contract anniversary, you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur on the first contract anniversary. (An Optional Step-Up is permitted on any contract anniversary when the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is age 80 or younger.)


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically increases to $110,000; and


 (2) The EDB rider charge may be reset to the fee we would charge new contract Owners for the same EDB rider at that time.


Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second contract anniversary using the EDB Annual Increase Rate), an Optional Step-Up will automatically occur on the second contract anniversary.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically increases to $120,000; and


 (2) The EDB rider charge may be reset to the fee we would charge new contract Owners for the same EDB rider at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. If on each contract anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The EDB rider charge may be reset to the fee we would charge new contract Owners for the same EDB rider at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


Assume your Account Value at the eighth contract anniversary has decreased to $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the EDB Annual Increase Rate on the eighth contract anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future contract anniversaries, the Annual Increase Amount will continue to grow at the EDB Annual Increase Rate annually (provided the EDB rider continues in effect, and subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, because there are no further Optional Step-Ups, the EDB rider charge will remain at its current level.

[GRAPHIC APPEARS HERE]






(5) Required Minimum Distribution Examples


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the EDB rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) the EDB Annual Increase Rate; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the EDB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and
     (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from

September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be equal to the EDB Annual Increase Rate (as shown in the EDB Rate Table). On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750).
Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $92,750 increased by the EDB Annual Increase Rate.


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                                   SERIES VA
               (OFFERED BETWEEN OCTOBER 7, 2011 AND MAY 1, 2016)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2018.


SAI-0418BLICVA2
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................   60

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.



     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account A) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.





                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2017        $599,512,866          $0
  2016        $568,161,672          $0
  2015        $568,720,128          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.* The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $59,616,093. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $6,041 to $67,159,258.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2017 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Advisor Group
American Portfolios Financial Services, Inc

Ameriprise Financial Services, Inc.

AXA Network LLC
Cadaret Grant & Co., Inc

Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
First Allied Securities Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Independent Financial Group

Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
Merrill Lynch, Inc.

MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC
PFS Investments Inc.

Pioneer Investments

ProEquities, Inc.

Questar Capital Corporation

Raymond James & Associates, Inc.
RBC Wealth Management

Scuddder Investments
Securities American, Inc.
Securities Service Network

Sigma Financial Corporation

Signator Investors, Inc.
SII Investments, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.
The Investment Center

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, GMIB, GWB, or GLWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit, GLWB, and GWB rider charges may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GLWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation

Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX


The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:




 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual under Section 408(a) or 408(b) of the Code.

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,500; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,500; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,500; catch-up contribution: $6,000

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2017. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.426973           9.729483        2,452,142.2173
01/01/2012 to 12/31/2012          9.729483          10.550465        4,143,140.6040
01/01/2013 to 12/31/2013         10.550465          11.551854        4,696,321.6097
01/01/2014 to 12/31/2014         11.551854          12.216082        4,723,509.1592
01/01/2015 to 12/31/2015         12.216082          12.103911        4,882,209.1538
01/01/2016 to 12/31/2016         12.103911          12.352480        4,721,784.9845
01/01/2017 to 12/31/2017         12.352480          13.826296        4,339,994.6825
--------------------------       ---------          ---------        --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996837           1.039690          320,504.1718
01/01/2015 to 12/31/2015          1.039690           1.014136        1,360,153.6564
01/01/2016 to 12/31/2016          1.014136           1.018967        1,497,790.0869
01/01/2017 to 12/31/2017          1.018967           1.159314        1,490,650.0076
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.118812           9.510068        7,848,678.9738
01/01/2012 to 12/31/2012          9.510068          10.635126        7,869,259.0006
01/01/2013 to 12/31/2013         10.635126          12.418392        7,610,814.1950
01/01/2014 to 12/31/2014         12.418392          12.973529        7,624,828.5316
01/01/2015 to 12/31/2015         12.973529          12.690204        7,349,163.3843
01/01/2016 to 12/31/2016         12.690204          13.477601        6,946,224.6082
01/01/2017 to 12/31/2017         13.477601          15.515650        6,180,801.4897
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.359693           8.804928        4,765,404.4829
01/01/2012 to 12/31/2012          8.804928          10.074643        4,712,993.3911
01/01/2013 to 12/31/2013         10.074643          12.416587        4,728,836.3127
01/01/2014 to 12/31/2014         12.416587          13.013058        5,130,971.9541
01/01/2015 to 12/31/2015         13.013058          12.722429        5,061,340.3916
01/01/2016 to 12/31/2016         12.722429          13.655813        4,914,177.9887
01/01/2017 to 12/31/2017         13.655813          16.324795        4,670,727.0682
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.139451           8.627058        1,691,565.0984
01/01/2012 to 12/31/2012          8.627058           9.977656        1,423,737.5622
01/01/2013 to 12/31/2013          9.977656          12.756792        1,694,245.0337
01/01/2014 to 12/31/2014         12.756792          13.595291        2,176,664.8310
01/01/2015 to 12/31/2015         13.595291          14.262268        2,631,698.3359
01/01/2016 to 12/31/2016         14.262268          15.328379        2,822,401.7316
01/01/2017 to 12/31/2017         15.328379          19.314177        2,801,167.7831
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.633801           9.976909         5,160,993.1005
01/01/2012 to 12/31/2012          9.976909          10.892841         5,029,709.1826
01/01/2013 to 12/31/2013         10.892841          12.181525         4,680,572.8982
01/01/2014 to 12/31/2014         12.181525          12.731520         4,639,647.3970
01/01/2015 to 12/31/2015         12.731520          12.450914         4,275,977.9263
01/01/2016 to 12/31/2016         12.450914          13.125741         3,974,729.3902
01/01/2017 to 12/31/2017         13.125741          14.607311         3,573,056.4554
--------------------------       ---------          ---------         --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.197686          10.597807         2,676,047.6104
01/01/2012 to 12/31/2012         10.597807          11.541250         4,877,247.5486
01/01/2013 to 12/31/2013         11.541250          10.983847         4,931,878.5941
01/01/2014 to 12/31/2014         10.983847          11.252874         4,663,851.5129
01/01/2015 to 12/31/2015         11.252874          10.024096         4,437,913.2396
01/01/2016 to 12/31/2016         10.024096          10.759754         4,154,316.8081
01/01/2017 to 12/31/2017         10.759754          11.639043         3,812,036.1578
--------------------------       ---------          ---------         --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.268022           9.562084         5,031,920.3112
01/01/2012 to 12/31/2012          9.562084          10.279944         8,608,247.4439
01/01/2013 to 12/31/2013         10.279944          11.170834         9,566,370.7772
01/01/2014 to 12/31/2014         11.170834          11.655534         9,347,817.0068
01/01/2015 to 12/31/2015         11.655534          11.469519         9,198,154.8138
01/01/2016 to 12/31/2016         11.469519          11.799458         8,676,137.9046
01/01/2017 to 12/31/2017         11.799458          13.171261         8,084,900.7106
--------------------------       ---------          ---------         --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         19.484877          20.637627           266,936.7725
01/01/2012 to 12/31/2012         20.637627          23.691878           425,421.9648
01/01/2013 to 12/31/2013         23.691878          25.517482           550,674.6322
01/01/2014 to 12/31/2014         25.517482          25.965923           548,544.7489
01/01/2015 to 12/31/2015         25.965923          24.544095           577,493.2192
01/01/2016 to 12/31/2016         24.544095          27.558429           571,202.9498
01/01/2017 to 12/31/2017         27.558429          29.255899           556,918.5120
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.096797          10.705026         2,695,716.4640
01/01/2012 to 12/31/2012         10.705026          12.310273         2,384,867.8748
01/01/2013 to 12/31/2013         12.310273          15.705375         2,113,520.3964
01/01/2014 to 12/31/2014         15.705375          16.258835         1,906,052.4416
01/01/2015 to 12/31/2015         16.258835          15.695113         1,823,764.1609
01/01/2016 to 12/31/2016         15.695113          16.849617         1,756,052.0864
01/01/2017 to 12/31/2017         16.849617          20.406454         1,638,998.2239
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.188557           9.377131         5,413,659.1121
01/01/2012 to 12/31/2012          9.377131          10.447619         9,741,869.1952
01/01/2013 to 12/31/2013         10.447619          11.770200        11,539,883.2003
01/01/2014 to 12/31/2014         11.770200          12.713680        11,970,248.2312
01/01/2015 to 12/31/2015         12.713680          12.012451        12,133,173.9911
01/01/2016 to 12/31/2016         12.012451          12.823491        12,262,532.8953
01/01/2017 to 12/31/2017         12.823491          14.949084        11,685,681.9207
--------------------------       ---------          ---------        ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.826879          15.792798          916,113.9580
01/01/2012 to 12/31/2012         15.792798          18.354655          769,354.2937
01/01/2013 to 12/31/2013         18.354655          23.948419          692,956.4398
01/01/2014 to 12/31/2014         23.948419          23.996560          612,629.8606
01/01/2015 to 12/31/2015         23.996560          22.360751          545,752.6454
01/01/2016 to 12/31/2016         22.360751          28.912816          467,686.9697
01/01/2017 to 12/31/2017         28.912816          31.815907          424,246.0048
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          9.732283          10.023099        2,738,699.0357
01/01/2012 to 12/31/2012         10.023099          11.738767        3,276,569.2968
01/01/2013 to 12/31/2013         11.738767          10.987975        3,911,801.6936
01/01/2014 to 12/31/2014         10.987975          10.118507        4,235,651.7440
01/01/2015 to 12/31/2015         10.118507           8.590973        4,558,591.6078
01/01/2016 to 12/31/2016          8.590973           9.436499        4,289,804.7797
01/01/2017 to 12/31/2017          9.436499          11.929904        3,982,580.4196
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.991233          10.266097           94,478.1244
01/01/2012 to 12/31/2012         10.266097          10.853788          139,113.1928
01/01/2013 to 12/31/2013         10.853788          11.102365          193,833.3681
01/01/2014 to 12/31/2014         11.102365          11.017574          159,529.8394
01/01/2015 to 12/31/2015         11.017574          10.762911          163,092.6154
01/01/2016 to 12/31/2016         10.762911          11.585414          178,575.1065
01/01/2017 to 12/31/2017         11.585414          11.833101          178,429.3093
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.714680           9.760397           31,575.8370
01/01/2012 to 12/31/2012          9.760397          10.037167          139,513.3781
01/01/2013 to 12/31/2013         10.037167          10.002501          223,748.8814
01/01/2014 to 12/31/2014         10.002501           9.957810          299,393.1543
01/01/2015 to 12/31/2015          9.957810           9.748493          366,505.4134
01/01/2016 to 12/31/2016          9.748493           9.904269          294,018.0424
01/01/2017 to 12/31/2017          9.904269           9.887143          299,745.8778
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011         11.917646          11.959925          117,515.7498
01/01/2012 to 12/31/2012         11.959925          13.464188          118,897.8323
01/01/2013 to 12/31/2013         13.464188          13.401332          105,992.1039
01/01/2014 to 12/31/2014         13.401332          13.352382           99,131.0154
01/01/2015 to 12/31/2015         13.352382          12.606413           80,138.8699
01/01/2016 to 12/31/2016         12.606413          12.527342           77,009.4471
01/01/2017 to 12/31/2017         12.527342          12.358601           60,469.0886
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.353233          13.176814          397,161.2049
01/01/2012 to 12/31/2012         13.176814          16.353057          396,461.5184
01/01/2013 to 12/31/2013         16.353057          16.680772          475,407.9900
01/01/2014 to 12/31/2014         16.680772          18.612590        2,462,248.0313
01/01/2015 to 12/31/2015         18.612590          18.078496        2,263,389.6494
01/01/2016 to 12/31/2016         18.078496          17.964995        2,088,879.1488
01/01/2017 to 12/31/2017         17.964995          19.599985        2,045,414.7928
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011           7.030838           7.626325        2,140,375.6815
01/01/2012 to 12/31/2012           7.626325           8.902546        1,982,488.0006
01/01/2013 to 12/31/2013           8.902546          12.769341        1,906,017.3686
01/01/2014 to 12/31/2014          12.769341          14.955819        2,030,750.0718
01/01/2015 to 12/31/2015          14.955819          14.138445        1,974,137.3057
01/01/2016 to 12/31/2016          14.138445          14.301289        1,796,796.3767
01/01/2017 to 12/31/2017          14.301289          16.682495        1,580,411.6998
--------------------------        ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
10/07/2011 to 12/31/2011         132.752579         137.602439            8,742.5243
01/01/2012 to 12/31/2012         137.602439         166.062051           12,342.6378
01/01/2013 to 12/31/2013         166.062051         210.680814           16,504.3448
01/01/2014 to 04/25/2014         210.680814         219.314268                0.0000
--------------------------       ----------         ----------        --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          16.695165          16.723543          992,602.0566
01/01/2012 to 12/31/2012          16.723543          21.292247          951,824.8678
01/01/2013 to 12/31/2013          21.292247          27.370640        1,076,194.8016
01/01/2014 to 12/31/2014          27.370640          25.401962        1,188,485.7214
01/01/2015 to 12/31/2015          25.401962          23.892177        1,214,070.6206
01/01/2016 to 12/31/2016          23.892177          25.461206        1,192,814.2005
01/01/2017 to 12/31/2017          25.461206          32.715610        1,055,295.3292
--------------------------       ----------         ----------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           1.010696           1.047269       11,179,133.2077
01/01/2013 to 12/31/2013           1.047269           1.050877       15,942,058.8987
01/01/2014 to 12/31/2014           1.050877           1.093005       15,348,463.1943
01/01/2015 to 12/31/2015           1.093005           1.031456       16,234,279.9822
01/01/2016 to 12/31/2016           1.031456           1.135152       17,068,136.9940
01/01/2017 to 12/31/2017           1.135152           1.230132       15,600,471.7548
--------------------------       ----------         ----------       ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011           9.159174           9.942277        3,869,390.2064
01/01/2012 to 12/31/2012           9.942277          11.607402        3,894,963.3888
01/01/2013 to 12/31/2013          11.607402          15.481667        4,014,908.3476
01/01/2014 to 12/31/2014          15.481667          16.671405       10,442,672.8652
01/01/2015 to 12/31/2015          16.671405          15.442562       10,071,740.8040
01/01/2016 to 12/31/2016          15.442562          17.844135        9,326,322.7030
01/01/2017 to 12/31/2017          17.844135          20.747096        8,456,342.5612
--------------------------       ----------         ----------       ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          14.140287          15.379785        1,022,953.0961
01/01/2012 to 12/31/2012          15.379785          17.911571        1,116,176.2466
01/01/2013 to 12/31/2013          17.911571          24.734051        1,132,081.2091
01/01/2014 to 12/31/2014          24.734051          26.293351        1,096,516.4814
01/01/2015 to 12/31/2015          26.293351          25.459025        1,138,086.9728
01/01/2016 to 12/31/2016          25.459025          27.947803        1,129,583.2454
01/01/2017 to 12/31/2017          27.947803          34.507567        1,027,815.8309
--------------------------       ----------         ----------       ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          11.176886          10.624777          638,353.9626
01/01/2014 to 12/31/2014          10.624777          10.999554          718,310.1793
01/01/2015 to 12/31/2015          10.999554          10.888122          745,951.9139
01/01/2016 to 12/31/2016          10.888122          10.965199          805,840.0600
01/01/2017 to 12/31/2017          10.965199          11.160121          747,668.4080
--------------------------       ----------         ----------       ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011         10.623701          10.763731           650,574.6668
01/01/2012 to 12/31/2012         10.763731          11.123879           626,913.3565
01/01/2013 to 04/26/2013         11.123879          11.095140                 0.0000
--------------------------       ---------          ---------           ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314         5,979,899.4609
01/01/2013 to 12/31/2013          1.049314           1.147262        12,285,465.7740
01/01/2014 to 12/31/2014          1.147262           1.209021        15,099,035.4709
01/01/2015 to 12/31/2015          1.209021           1.201671        16,777,004.4545
01/01/2016 to 12/31/2016          1.201671           1.218145        16,380,643.8087
01/01/2017 to 12/31/2017          1.218145           1.399956        15,159,147.3701
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         11.940336          12.599813           417,320.8888
01/01/2012 to 12/31/2012         12.599813          14.512719           384,412.7379
01/01/2013 to 12/31/2013         14.512719          16.745433           377,474.5358
01/01/2014 to 12/31/2014         16.745433          17.068072           353,059.2359
01/01/2015 to 12/31/2015         17.068072          17.020383           340,639.7804
01/01/2016 to 12/31/2016         17.020383          17.567967           327,020.3188
01/01/2017 to 12/31/2017         17.567967          21.282442           293,466.8253
--------------------------       ---------          ---------        ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987594           1.013542           147,465.6358
01/01/2013 to 12/31/2013          1.013542           1.127695         2,767,886.7539
01/01/2014 to 12/31/2014          1.127695           1.213787         5,443,645.5920
01/01/2015 to 12/31/2015          1.213787           1.181225         8,185,034.1867
01/01/2016 to 12/31/2016          1.181225           1.214390         9,392,618.5197
01/01/2017 to 12/31/2017          1.214390           1.382315         8,940,401.4343
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.479704          12.663042         1,432,480.6677
01/01/2012 to 12/31/2012         12.663042          14.557637         1,455,475.4558
01/01/2013 to 12/31/2013         14.557637          17.102618         1,409,196.6028
01/01/2014 to 12/31/2014         17.102618          15.677116         1,391,178.8766
01/01/2015 to 12/31/2015         15.677116          15.169757         1,334,744.0749
01/01/2016 to 12/31/2016         15.169757          14.813093         1,299,387.2582
01/01/2017 to 12/31/2017         14.813093          18.701869         1,180,957.5577
--------------------------       ---------          ---------        ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873           100,744.5348
01/01/2015 to 12/31/2015          1.034873           0.963629           300,906.4935
01/01/2016 to 12/31/2016          0.963629           1.054874         1,123,505.4480
01/01/2017 to 12/31/2017          1.054874           1.170129         1,314,434.4014
--------------------------       ---------          ---------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         14.690104          14.968220         1,670,858.7386
01/01/2012 to 12/31/2012         14.968220          16.090627         1,683,055.4807
01/01/2013 to 12/31/2013         16.090627          14.380845         1,522,064.6068
01/01/2014 to 12/31/2014         14.380845          14.576603         1,409,480.9273
01/01/2015 to 12/31/2015         14.576603          13.912994         1,300,742.5196
01/01/2016 to 12/31/2016         13.912994          14.388946         1,214,626.7226
01/01/2017 to 12/31/2017         14.388946          14.666859         1,162,961.1174
--------------------------       ---------          ---------        ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         16.163043          16.521798        3,497,551.3544
01/01/2012 to 12/31/2012         16.521798          17.783373        3,543,211.0029
01/01/2013 to 12/31/2013         17.783373          17.183060        3,301,338.7560
01/01/2014 to 12/31/2014         17.183060          17.636801        2,887,716.9711
01/01/2015 to 12/31/2015         17.636801          17.375096        2,630,623.1647
01/01/2016 to 12/31/2016         17.375096          17.563105        2,460,841.8890
01/01/2017 to 12/31/2017         17.563105          18.081043        2,371,837.7153
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.609175          10.748210          939,119.6411
01/01/2012 to 12/31/2012         10.748210          10.920777        1,926,522.8965
01/01/2013 to 12/31/2013         10.920777          10.271969        1,740,910.0574
01/01/2014 to 12/31/2014         10.271969          10.883696        1,512,791.0218
01/01/2015 to 12/31/2015         10.883696          10.767769        1,556,280.2212
01/01/2016 to 12/31/2016         10.767769          10.747188        1,414,409.4117
01/01/2017 to 12/31/2017         10.747188          10.862878        1,249,591.9868
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215816          10.745663           42,784.4198
01/01/2014 to 12/31/2014         10.745663          11.500391          153,643.6899
01/01/2015 to 12/31/2015         11.500391          11.187401          344,509.9482
01/01/2016 to 12/31/2016         11.187401          11.524039          500,471.2511
01/01/2017 to 12/31/2017         11.524039          13.222947          549,033.6948
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415        3,415,814.9261
01/01/2013 to 12/31/2013          1.067415           1.157842        6,080,219.0090
01/01/2014 to 12/31/2014          1.157842           1.228877        7,468,473.1303
01/01/2015 to 12/31/2015          1.228877           1.199939        8,379,633.2743
01/01/2016 to 12/31/2016          1.199939           1.248899        8,758,486.1690
01/01/2017 to 12/31/2017          1.248899           1.406245        8,291,533.6020
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.943893          11.570323        3,393,241.9882
01/01/2012 to 12/31/2012         11.570323          12.861209        3,572,476.2807
01/01/2013 to 12/31/2013         12.861209          14.308123        3,469,083.5182
01/01/2014 to 12/31/2014         14.308123          14.914289        2,988,276.6663
01/01/2015 to 12/31/2015         14.914289          14.403802        2,735,881.7152
01/01/2016 to 12/31/2016         14.403802          15.010083        2,555,732.9007
01/01/2017 to 12/31/2017         15.010083          17.132435        2,282,213.6691
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.167441          10.800482        1,051,101.0110
01/01/2012 to 12/31/2012         10.800482          12.238157        1,185,045.7070
01/01/2013 to 12/31/2013         12.238157          14.234775        1,172,791.3656
01/01/2014 to 12/31/2014         14.234775          14.777130        1,050,745.5564
01/01/2015 to 12/31/2015         14.777130          14.220698          994,802.3611
01/01/2016 to 12/31/2016         14.220698          14.972728          990,427.3199
01/01/2017 to 12/31/2017         14.972728          17.646876          942,790.2614
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         41.717776          46.004846          363,012.0915
01/01/2012 to 12/31/2012         46.004846          53.463670          328,338.3094
01/01/2013 to 12/31/2013         53.463670          70.456816          301,263.1875
01/01/2014 to 12/31/2014         70.456816          78.625612          275,761.8652
01/01/2015 to 12/31/2015         78.625612          74.677507          250,240.4821
01/01/2016 to 12/31/2016         74.677507          85.294928          231,307.0311
01/01/2017 to 12/31/2017         85.294928          98.270107          202,904.1770
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.390520          10.077199        1,457,156.4083
01/01/2012 to 12/31/2012         10.077199          11.284630        1,326,286.8833
01/01/2013 to 12/31/2013         11.284630          15.183024        1,251,965.6171
01/01/2014 to 12/31/2014         15.183024          16.867677        1,082,027.8028
01/01/2015 to 12/31/2015         16.867677          17.725462        1,050,518.5119
01/01/2016 to 12/31/2016         17.725462          18.546927          920,306.6762
01/01/2017 to 12/31/2017         18.546927          22.792593          784,095.7292
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         21.552359          23.991042          123,548.8744
01/01/2012 to 12/31/2012         23.991042          27.105328           98,523.2956
01/01/2013 to 12/31/2013         27.105328          34.793920           98,606.7854
01/01/2014 to 12/31/2014         34.793920          37.581217          867,713.3207
01/01/2015 to 12/31/2015         37.581217          33.696628          900,188.7671
01/01/2016 to 12/31/2016         33.696628          38.341567          927,117.4706
01/01/2017 to 12/31/2017         38.341567          41.351216          887,588.9027
--------------------------       ---------          ---------        --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         13.039546          14.234488          384,796.8779
01/01/2012 to 12/31/2012         14.234488          16.561905          331,719.5053
01/01/2013 to 12/31/2013         16.561905          21.642446          348,674.3134
01/01/2014 to 12/31/2014         21.642446          24.140666          341,438.6840
01/01/2015 to 12/31/2015         24.140666          21.612689          298,752.3075
01/01/2016 to 12/31/2016         21.612689          24.097775          280,089.3352
01/01/2017 to 12/31/2017         24.097775          26.301531          235,300.6801
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.723832          13.953689          598,006.4459
01/01/2014 to 12/31/2014         13.953689          13.286366          589,341.3089
01/01/2015 to 12/31/2015         13.286366          12.804516          557,625.2440
01/01/2016 to 12/31/2016         12.804516          13.250976          515,432.8091
01/01/2017 to 12/31/2017         13.250976          17.608874          422,854.4909
--------------------------       ---------          ---------        --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011          7.279858           7.555737          880,722.6892
01/01/2012 to 12/31/2012          7.555737           8.740852          842,983.1870
01/01/2013 to 04/26/2013          8.740852           9.062608                0.0000
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.378453          10.342686        1,296,819.8048
01/01/2012 to 12/31/2012         10.342686          10.187859          975,287.3787
01/01/2013 to 12/31/2013         10.187859          10.036175        1,222,437.7857
01/01/2014 to 12/31/2014         10.036175           9.886750        1,184,405.7394
01/01/2015 to 12/31/2015          9.886750           9.739549        1,378,122.8726
01/01/2016 to 12/31/2016          9.739549           9.605299        1,255,060.2567
01/01/2017 to 12/31/2017          9.605299           9.522732          978,198.9796
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.886487          14.152003           80,770.6272
01/01/2015 to 12/31/2015         14.152003          13.859669           82,477.6965
01/01/2016 to 12/31/2016         13.859669          14.271834          143,659.6704
01/01/2017 to 12/31/2017         14.271834          15.034609          145,761.8900
--------------------------       ---------          ---------        --------------


                                  1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.648065
01/01/2012 to 12/31/2012                                                                      12.044499
01/01/2013 to 12/31/2013                                                                      13.158840
01/01/2014 to 04/25/2014                                                                      14.139905
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.434715
01/01/2012 to 12/31/2012                                                                      11.883856
01/01/2013 to 12/31/2013                                                                      13.156910
01/01/2014 to 04/25/2014                                                                      14.804837
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      14.249987
01/01/2015 to 12/31/2015                                                                      14.638826
01/01/2016 to 12/31/2016                                                                      14.266092
01/01/2017 to 12/31/2017                                                                      14.909258
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      10.982691
01/01/2012 to 12/31/2012                                                                      11.481813
01/01/2013 to 12/31/2013                                                                      12.885624
01/01/2014 to 04/25/2014                                                                      15.158788
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      15.173438
01/01/2015 to 12/31/2015                                                                      15.705589
01/01/2016 to 12/31/2016                                                                      15.275602
01/01/2017 to 12/31/2017                                                                      16.117392
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      10.542396
01/01/2012 to 12/31/2012                                                                      11.120139
01/01/2013 to 12/31/2013                                                                      12.675696
01/01/2014 to 04/25/2014                                                                      15.722958
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY
SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011                                                                       8.750917
01/01/2012 to 12/31/2012                                                                       9.338777
01/01/2013 to 04/26/2013                                                                      10.682288
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      15.641492
01/01/2015 to 12/31/2015                                                                      16.283470
01/01/2016 to 12/31/2016                                                                      15.768948
01/01/2017 to 12/31/2017                                                                      16.798777
------------------------------------------------------------------------------------------    ---------




                                                                                                               NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT        UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD       END OF PERIOD
                                                                                           --------------- -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      12.044499      4,367,250.3225
01/01/2012 to 12/31/2012                                                                      13.158840      4,323,830.8705
01/01/2013 to 12/31/2013                                                                      14.139905      3,734,749.7108
01/01/2014 to 04/25/2014                                                                      14.251744              0.0000
------------------------------------------------------------------------------------------    ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.883856      9,594,037.3558
01/01/2012 to 12/31/2012                                                                      13.156910      9,398,381.7862
01/01/2013 to 12/31/2013                                                                      14.804837      8,877,128.5651
01/01/2014 to 04/25/2014                                                                      14.865707              0.0000
------------------------------------------------------------------------------------------    ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      14.638826     11,525,979.2159
01/01/2015 to 12/31/2015                                                                      14.266092     10,395,971.6014
01/01/2016 to 12/31/2016                                                                      14.909258      9,384,649.0809
01/01/2017 to 12/31/2017                                                                      16.251019      8,125,477.7887
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.481813     21,668,906.2686
01/01/2012 to 12/31/2012                                                                      12.885624     21,062,851.1846
01/01/2013 to 12/31/2013                                                                      15.158788     20,249,981.2782
01/01/2014 to 04/25/2014                                                                      15.175309              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      15.705589     19,293,402.1062
01/01/2015 to 12/31/2015                                                                      15.275602     17,895,339.6738
01/01/2016 to 12/31/2016                                                                      16.117392     16,606,592.7845
01/01/2017 to 12/31/2017                                                                      18.217161     15,061,767.8113
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011                                                                      11.120139     16,443,185.0257
01/01/2012 to 12/31/2012                                                                      12.675696     15,286,483.1960
01/01/2013 to 12/31/2013                                                                      15.722958     15,451,827.7814
01/01/2014 to 04/25/2014                                                                      15.654494              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011                                                                       9.338777      1,479,393.2897
01/01/2012 to 12/31/2012                                                                      10.682288      1,430,316.9955
01/01/2013 to 04/26/2013                                                                      11.496400              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      16.283470     14,402,677.9627
01/01/2015 to 12/31/2015                                                                      15.768948     13,404,357.5665
01/01/2016 to 12/31/2016                                                                      16.798777     12,290,177.3407
01/01/2017 to 12/31/2017                                                                      19.720479     11,307,361.6933
------------------------------------------------------------------------------------------    ---------     ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      13.124678          14.441321             695,059.6423
01/01/2012 to 12/31/2012      14.441321          15.872717             685,842.3308
01/01/2013 to 12/31/2013      15.872717          21.345210             588,496.8510
01/01/2014 to 12/31/2014      21.345210          21.379396             531,693.5524
01/01/2015 to 12/31/2015      21.379396          19.025532             487,429.7939
01/01/2016 to 12/31/2016      19.025532          22.987809             453,682.1446
01/01/2017 to 12/31/2017      22.987809          25.486241             387,407.1821
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      14.180190          14.195811              69,113.7160
01/01/2012 to 12/31/2012      14.195811          16.487030              61,002.9790
01/01/2013 to 12/31/2013      16.487030          20.724638              56,777.1355
01/01/2014 to 12/31/2014      20.724638          19.049295              64,233.1507
01/01/2015 to 12/31/2015      19.049295          19.845665              78,545.3379
01/01/2016 to 12/31/2016      19.845665          20.689278              75,549.6758
01/01/2017 to 12/31/2017      20.689278          26.587888              71,108.7617
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016      22.654521          23.043498             548,606.4010
01/01/2017 to 12/31/2017      23.043498          26.971363             594,373.8053
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
10/07/2011 to 12/31/2011      16.061549          17.301901              35,569.8282
01/01/2012 to 12/31/2012      17.301901          18.811597              25,482.1602
01/01/2013 to 12/31/2013      18.811597          24.593916             115,487.0413
01/01/2014 to 12/31/2014      24.593916          26.876234             275,863.8431
01/01/2015 to 12/31/2015      26.876234          26.409734             379,610.0170
01/01/2016 to 04/29/2016      26.409734          26.565924                   0.0000
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
10/07/2011 to 12/31/2011      11.013985          12.049965           1,788,118.0130
01/01/2012 to 12/31/2012      12.049965          13.377280           1,693,989.2407
01/01/2013 to 12/31/2013      13.377280          17.596592           1,529,178.4311
01/01/2014 to 12/31/2014      17.596592          19.145478           1,322,988.2443
01/01/2015 to 12/31/2015      19.145478          19.287919           1,169,968.5308
01/01/2016 to 12/31/2016      19.287919          20.359742           1,034,132.9139
01/01/2017 to 12/31/2017      20.359742          23.852310             904,118.6509
--------------------------    ---------          ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013      14.886776          17.734578             176,200.7611
01/01/2014 to 12/31/2014      17.734578          19.370628             153,433.0970
01/01/2015 to 12/31/2015      19.370628          19.579172             131,500.5586
01/01/2016 to 12/31/2016      19.579172          20.282471             122,097.6568
01/01/2017 to 12/31/2017      20.282471          24.963768             114,509.5881
--------------------------    ---------          ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011      12.722460          13.129568             259,815.5024
01/01/2012 to 12/31/2012      13.129568          13.711608             218,963.2902
01/01/2013 to 04/26/2013      13.711608          14.790750                   0.0000
--------------------------    ---------          ---------           --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         11.593821          12.065387          919,636.0423
01/01/2012 to 12/31/2012         12.065387          13.733793        1,922,764.7277
01/01/2013 to 12/31/2013         13.733793          18.498998        1,760,857.6136
01/01/2014 to 12/31/2014         18.498998          19.816928        1,530,805.1615
01/01/2015 to 12/31/2015         19.816928          21.579412        1,358,785.5452
01/01/2016 to 12/31/2016         21.579412          21.230540        1,208,203.0691
01/01/2017 to 12/31/2017         21.230540          28.651717        1,031,010.1322
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          7.080899           7.481251          180,010.2315
01/01/2012 to 12/31/2012          7.481251           8.303209          127,624.1853
01/01/2013 to 04/26/2013          8.303209           8.920338                0.0000
--------------------------       ---------          ---------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         16.025447          16.213088          182,174.6407
01/01/2012 to 12/31/2012         16.213088          16.542675          207,424.4744
01/01/2013 to 12/31/2013         16.542675          15.877502          253,644.6950
01/01/2014 to 12/31/2014         15.877502          16.495086          333,175.1523
01/01/2015 to 12/31/2015         16.495086          16.240346          463,509.6236
01/01/2016 to 12/31/2016         16.240346          16.332361          450,301.5124
01/01/2017 to 12/31/2017         16.332361          16.562506          489,227.1788
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
10/07/2011 to 12/31/2011         14.874969          16.344455           76,896.2280
01/01/2012 to 12/31/2012         16.344455          18.879777           77,606.2906
01/01/2013 to 12/31/2013         18.879777          24.690411           80,902.0922
01/01/2014 to 12/31/2014         24.690411          26.563509           84,465.6582
01/01/2015 to 12/31/2015         26.563509          25.467372           89,065.2410
01/01/2016 to 12/31/2016         25.467372          30.126619           99,299.3774
01/01/2017 to 12/31/2017         30.126619          34.310196          107,134.7188
--------------------------       ---------          ---------        --------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         10.629271          10.742849           96,629.2895
01/01/2012 to 12/31/2012         10.742849          12.480517           91,676.0474
01/01/2013 to 12/31/2013         12.480517          14.930364          119,567.9829
01/01/2014 to 12/31/2014         14.930364          13.776962          113,787.2709
01/01/2015 to 12/31/2015         13.776962          13.393937          128,347.9682
01/01/2016 to 12/31/2016         13.393937          13.322337          141,393.7443
01/01/2017 to 12/31/2017         13.322337          16.345864          125,407.5899
--------------------------       ---------          ---------        --------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         14.498417          16.360040           88,231.4898
01/01/2012 to 12/31/2012         16.360040          18.684873           98,407.3014
01/01/2013 to 12/31/2013         18.684873          25.423644          125,185.5899
01/01/2014 to 12/31/2014         25.423644          26.229772          129,407.8997
01/01/2015 to 12/31/2015         26.229772          24.667062          130,048.8780
01/01/2016 to 12/31/2016         24.667062          29.384687          127,059.6592
01/01/2017 to 12/31/2017         29.384687          33.087697          125,321.7774
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.885462          11.853637          841,634.7216
01/01/2012 to 12/31/2012         11.853637          13.477764          848,155.9945
01/01/2013 to 12/31/2013         13.477764          17.485837          778,522.6656
01/01/2014 to 12/31/2014         17.485837          19.481836          713,212.2884
01/01/2015 to 12/31/2015         19.481836          19.367068          724,952.1851
01/01/2016 to 12/31/2016         19.367068          21.250388          762,276.8104
01/01/2017 to 12/31/2017         21.250388          25.379799          696,966.0829
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.619904          21.741561          376,839.8340
01/01/2014 to 12/31/2014         21.741561          23.680015          372,494.7319
01/01/2015 to 12/31/2015         23.680015          23.242429          357,198.9736
01/01/2016 to 12/31/2016         23.242429          26.123767          414,208.8633
01/01/2017 to 12/31/2017         26.123767          30.260863          394,068.1382
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          8.014066           8.694938          503,583.5196
01/01/2012 to 12/31/2012          8.694938           9.756735          516,091.6081
01/01/2013 to 04/26/2013          9.756735          10.684230                0.0000
--------------------------       ---------          ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.341845          20.393533          242,456.7848
01/01/2014 to 12/31/2014         20.393533          20.029536          224,695.2278
01/01/2015 to 12/31/2015         20.029536          19.806304          200,515.8726
01/01/2016 to 12/31/2016         19.806304          23.100428          174,927.3531
01/01/2017 to 12/31/2017         23.100428          26.282169          160,836.5553
--------------------------       ---------          ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
10/07/2011 to 12/31/2011         13.222318          14.436229          309,824.2060
01/01/2012 to 12/31/2012         14.436229          14.971828          277,635.0208
01/01/2013 to 04/26/2013         14.971828          16.228423                0.0000
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         42.323640          53.405117          105,056.8554
01/01/2014 to 12/31/2014         53.405117          57.253340          111,003.5840
01/01/2015 to 12/31/2015         57.253340          62.330163          122,873.0538
01/01/2016 to 12/31/2016         62.330163          62.342717          115,666.1056
01/01/2017 to 12/31/2017         62.342717          81.977572          116,528.0417
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          6.060490           6.096585          706,668.3394
01/01/2012 to 12/31/2012          6.096585           6.733097          640,599.7806
01/01/2013 to 04/26/2013          6.733097           7.038704                0.0000
--------------------------       ---------          ---------          ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.763354          15.410303          119,203.2980
01/01/2012 to 12/31/2012         15.410303          15.571040          131,029.8800
01/01/2013 to 12/31/2013         15.571040          16.988928          120,011.1225
01/01/2014 to 12/31/2014         16.988928          13.585593          122,368.5975
01/01/2015 to 12/31/2015         13.585593           8.999092          161,672.3676
01/01/2016 to 12/31/2016          8.999092          12.742764          129,075.8382
01/01/2017 to 12/31/2017         12.742764          12.460552          132,037.9316
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.353094          30.425394        1,271,712.0322
01/01/2017 to 12/31/2017         30.425394          32.351305        1,342,000.1271
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      22.618757          23.939057             465,234.4326
01/01/2012 to 12/31/2012      23.939057          26.633903             451,706.7473
01/01/2013 to 12/31/2013      26.633903          28.330869             420,610.1704
01/01/2014 to 12/31/2014      28.330869          29.256807             389,646.8243
01/01/2015 to 12/31/2015      29.256807          28.194523             335,837.8328
01/01/2016 to 04/29/2016      28.194523          29.041900                   0.0000
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      29.952433          31.073820              68,318.9945
01/01/2017 to 12/31/2017      31.073820          33.056943              52,856.3957
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
10/07/2011 to 12/31/2011      12.316754          12.622049             151,918.7390
01/01/2012 to 12/31/2012      12.622049          13.857398             185,697.7354
01/01/2013 to 12/31/2013      13.857398          13.843687             190,254.1599
01/01/2014 to 12/31/2014      13.843687          14.243449             248,008.2883
01/01/2015 to 12/31/2015      14.243449          13.826900             217,203.8957
01/01/2016 to 04/29/2016      13.826900          14.165112                   0.0000
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011      17.631665          17.731455           1,981,975.4953
01/01/2012 to 12/31/2012      17.731455          17.998404           2,258,609.0782
01/01/2013 to 12/31/2013      17.998404          17.569928           2,437,176.0147
01/01/2014 to 12/31/2014      17.569928          17.749720           2,438,869.7784
01/01/2015 to 12/31/2015      17.749720          17.539143           2,503,832.3545
01/01/2016 to 12/31/2016      17.539143          17.454474           2,291,473.6009
01/01/2017 to 12/31/2017      17.454474          17.483498           2,319,116.5472

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.424881           9.726205            43,132.4995
01/01/2012 to 12/31/2012          9.726205          10.541615           421,720.6020
01/01/2013 to 12/31/2013         10.541615          11.536399           790,457.9118
01/01/2014 to 12/31/2014         11.536399          12.193645         1,072,767.0974
01/01/2015 to 12/31/2015         12.193645          12.075643         1,098,692.1880
01/01/2016 to 12/31/2016         12.075643          12.317477         1,183,812.9722
01/01/2017 to 12/31/2017         12.317477          13.780252           981,828.9791
--------------------------       ---------          ---------         --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332            39,154.7802
01/01/2015 to 12/31/2015          1.039332           1.013279           265,022.0694
01/01/2016 to 12/31/2016          1.013279           1.017598           130,253.8264
01/01/2017 to 12/31/2017          1.017598           1.157180           203,057.5969
--------------------------       ---------          ---------         --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.103077           9.492567        18,939,432.7941
01/01/2012 to 12/31/2012          9.492567          10.610225        17,713,965.1303
01/01/2013 to 12/31/2013         10.610225          12.383129        16,998,445.1583
01/01/2014 to 12/31/2014         12.383129          12.930227        16,762,973.2046
01/01/2015 to 12/31/2015         12.930227          12.641528        15,609,811.5872
01/01/2016 to 12/31/2016         12.641528          13.419198        14,753,300.3516
01/01/2017 to 12/31/2017         13.419198          15.440724        13,456,820.5242
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.345264           8.788721        20,055,252.4567
01/01/2012 to 12/31/2012          8.788721          10.051050        18,537,361.0796
01/01/2013 to 12/31/2013         10.051050          12.381326        19,659,276.1916
01/01/2014 to 12/31/2014         12.381326          12.969620        18,141,643.3689
01/01/2015 to 12/31/2015         12.969620          12.673624        17,339,265.4607
01/01/2016 to 12/31/2016         12.673624          13.596634        16,075,046.6492
01/01/2017 to 12/31/2017         13.596634          16.245957        15,450,810.9374
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.125400           8.611175         4,553,063.5638
01/01/2012 to 12/31/2012          8.611175           9.954287         4,025,776.0416
01/01/2013 to 12/31/2013          9.954287          12.720561         3,563,939.7000
01/01/2014 to 12/31/2014         12.720561          13.549906         4,043,125.7405
01/01/2015 to 12/31/2015         13.549906          14.207554         3,542,181.7352
01/01/2016 to 12/31/2016         14.207554          15.261949         3,216,875.3837
01/01/2017 to 12/31/2017         15.261949          19.220902         2,917,824.1571
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.617181           9.958552        11,878,393.4079
01/01/2012 to 12/31/2012          9.958552          10.867339        11,133,095.2560
01/01/2013 to 12/31/2013         10.867339          12.146937        10,342,476.2445
01/01/2014 to 12/31/2014         12.146937          12.689029         9,721,680.8910
01/01/2015 to 12/31/2015         12.689029          12.403158         9,019,335.0598
01/01/2016 to 12/31/2016         12.403158          13.068866         8,129,493.5517
01/01/2017 to 12/31/2017         13.068866          14.536774         7,425,897.5965
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.195285          10.594095           60,966.4460
01/01/2012 to 12/31/2012         10.594095          11.531416        3,328,913.1021
01/01/2013 to 12/31/2013         11.531416          10.969004        1,535,199.5514
01/01/2014 to 12/31/2014         10.969004          11.232053        1,366,603.5519
01/01/2015 to 12/31/2015         11.232053          10.000546        1,069,280.0087
01/01/2016 to 12/31/2016         10.000546          10.729114        1,041,289.6454
01/01/2017 to 12/31/2017         10.729114          11.600119          757,871.9887
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.265965           9.558862          104,230.5270
01/01/2012 to 12/31/2012          9.558862          10.271320        1,158,782.9248
01/01/2013 to 12/31/2013         10.271320          11.155889        1,640,040.8512
01/01/2014 to 12/31/2014         11.155889          11.634125        1,854,101.8429
01/01/2015 to 12/31/2015         11.634125          11.442731        1,992,189.0623
01/01/2016 to 12/31/2016         11.442731          11.766019        2,036,893.2970
01/01/2017 to 12/31/2017         11.766019          13.127394        1,777,870.0746
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         19.338314          20.480040          702,311.3140
01/01/2012 to 12/31/2012         20.480040          23.499166          758,346.7841
01/01/2013 to 12/31/2013         23.499166          25.297280          683,268.3950
01/01/2014 to 12/31/2014         25.297280          25.728991          776,671.1749
01/01/2015 to 12/31/2015         25.728991          24.307983          688,146.9454
01/01/2016 to 12/31/2016         24.307983          27.279691          634,151.8697
01/01/2017 to 12/31/2017         27.279691          28.945569          579,620.5385
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.061875          10.666773        5,909,295.6074
01/01/2012 to 12/31/2012         10.666773          12.260127        5,511,570.6173
01/01/2013 to 12/31/2013         12.260127          15.633590        4,878,838.2125
01/01/2014 to 12/31/2014         15.633590          16.176434        4,438,157.8935
01/01/2015 to 12/31/2015         16.176434          15.607765        4,054,306.4022
01/01/2016 to 12/31/2016         15.607765          16.747474        3,638,992.0700
01/01/2017 to 12/31/2017         16.747474          20.272653        3,207,922.6464
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.186517           9.373972          100,833.3240
01/01/2012 to 12/31/2012          9.373972          10.438856        1,267,656.4457
01/01/2013 to 12/31/2013         10.438856          11.754454        3,073,295.8243
01/01/2014 to 12/31/2014         11.754454          12.690330        3,546,337.5637
01/01/2015 to 12/31/2015         12.690330          11.984397        3,184,138.6292
01/01/2016 to 12/31/2016         11.984397          12.787154        3,426,035.5343
01/01/2017 to 12/31/2017         12.787154          14.899302        3,505,797.4441
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.742278          15.700881        2,277,120.7635
01/01/2012 to 12/31/2012         15.700881          18.238666        2,013,346.6867
01/01/2013 to 12/31/2013         18.238666          23.785204        1,738,394.9998
01/01/2014 to 12/31/2014         23.785204          23.821107        1,531,752.6673
01/01/2015 to 12/31/2015         23.821107          22.186163        1,358,985.8121
01/01/2016 to 12/31/2016         22.186163          28.672749        1,161,563.9925
01/01/2017 to 12/31/2017         28.672749          31.536022        1,008,231.5815
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          9.705809           9.994683        2,917,769.9222
01/01/2012 to 12/31/2012          9.994683          11.699610        2,690,866.0527
01/01/2013 to 12/31/2013         11.699610          10.945850        2,359,606.7075
01/01/2014 to 12/31/2014         10.945850          10.074676        2,167,059.6482
01/01/2015 to 12/31/2015         10.074676           8.549479        2,094,455.1141
01/01/2016 to 12/31/2016          8.549479           9.386232        2,000,230.4167
01/01/2017 to 12/31/2017          9.386232          11.860450        1,711,683.9321
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.984027          10.257514          302,943.7364
01/01/2012 to 12/31/2012         10.257514          10.839267          293,130.8489
01/01/2013 to 12/31/2013         10.839267          11.081973          655,128.6678
01/01/2014 to 12/31/2014         11.081973          10.991845          625,448.1782
01/01/2015 to 12/31/2015         10.991845          10.732412          516,095.5046
01/01/2016 to 12/31/2016         10.732412          11.546814          373,629.5326
01/01/2017 to 12/31/2017         11.546814          11.787800          329,797.1607
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.712511           9.757096          167,276.9743
01/01/2012 to 12/31/2012          9.757096          10.028733          240,896.1473
01/01/2013 to 12/31/2013         10.028733           9.989104          927,281.8908
01/01/2014 to 12/31/2014          9.989104           9.939505        1,395,952.9090
01/01/2015 to 12/31/2015          9.939505           9.725711        1,298,390.2284
01/01/2016 to 12/31/2016          9.725711           9.876187          769,284.3934
01/01/2017 to 12/31/2017          9.876187           9.854197          777,149.6207
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011         11.903139          11.943992          176,097.5304
01/01/2012 to 12/31/2012         11.943992          13.439500          214,212.1441
01/01/2013 to 12/31/2013         13.439500          13.370076          149,349.9207
01/01/2014 to 12/31/2014         13.370076          13.314584          155,202.9074
01/01/2015 to 12/31/2015         13.314584          12.564443          159,994.7198
01/01/2016 to 12/31/2016         12.564443          12.479398          134,965.7363
01/01/2017 to 12/31/2017         12.479398          12.305169          136,536.3552
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.307360          13.126372        1,145,657.2316
01/01/2012 to 12/31/2012         13.126372          16.282280        1,087,599.1684
01/01/2013 to 12/31/2013         16.282280          16.600277        1,014,883.6966
01/01/2014 to 12/31/2014         16.600277          18.513524          964,986.5867
01/01/2015 to 12/31/2015         18.513524          17.973286          881,620.0001
01/01/2016 to 12/31/2016         17.973286          17.851529          781,214.1370
01/01/2017 to 12/31/2017         17.851529          19.466494          706,012.9092
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          6.979046           7.569276        3,858,357.0388
01/01/2012 to 12/31/2012          7.569276           8.831514        3,333,755.7940
01/01/2013 to 12/31/2013          8.831514          12.661135        3,654,077.3923
01/01/2014 to 12/31/2014         12.661135          14.821679        3,629,892.1252
01/01/2015 to 12/31/2015         14.821679          14.004631        3,451,236.1622
01/01/2016 to 12/31/2016         14.004631          14.158857        3,050,808.8325
01/01/2017 to 12/31/2017         14.158857          16.508125        2,598,733.2326
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
10/07/2011 to 12/31/2011        130.805580         135.568725            22,918.9362
01/01/2012 to 12/31/2012        135.568725         163.525609            32,525.7191
01/01/2013 to 12/31/2013        163.525609         207.359268            30,528.8053
01/01/2014 to 04/25/2014        207.359268         215.822643                 0.0000
--------------------------      ----------         ----------            -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         16.586010          16.612290         3,004,396.6055
01/01/2012 to 12/31/2012         16.612290          21.139984         2,735,778.9557
01/01/2013 to 12/31/2013         21.139984          27.161345         2,609,047.0505
01/01/2014 to 12/31/2014         27.161345          25.195123         2,595,813.4405
01/01/2015 to 12/31/2015         25.195123          23.685785         2,449,278.3617
01/01/2016 to 12/31/2016         23.685785          25.228651         1,938,424.4635
01/01/2017 to 12/31/2017         25.228651          32.400661         1,683,873.4198
--------------------------      ----------         ----------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910        14,563,857.1072
01/01/2013 to 12/31/2013          1.046910           1.049991        12,053,899.7181
01/01/2014 to 12/31/2014          1.049991           1.091538        11,181,772.2877
01/01/2015 to 12/31/2015          1.091538           1.029557         8,653,928.2389
01/01/2016 to 12/31/2016          1.029557           1.132497         9,504,763.2743
01/01/2017 to 12/31/2017          1.132497           1.226643         8,305,970.9647
--------------------------      ----------         ----------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.125261           9.903871         1,319,908.6210
01/01/2012 to 12/31/2012          9.903871          11.548197         1,284,047.1101
01/01/2013 to 12/31/2013         11.548197          15.394522         1,442,374.7087
01/01/2014 to 12/31/2014         15.394522          16.569280         1,419,293.3176
01/01/2015 to 12/31/2015         16.569280          15.340294         1,209,821.4172
01/01/2016 to 12/31/2016         15.340294          17.717108           838,809.8896
01/01/2017 to 12/31/2017         17.717108          20.589148           714,863.9500
--------------------------      ----------         ----------        ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         14.047807          15.277443         1,731,900.1818
01/01/2012 to 12/31/2012         15.277443          17.783449         1,439,926.2948
01/01/2013 to 12/31/2013         17.783449          24.544872         1,455,111.8044
01/01/2014 to 12/31/2014         24.544872          26.079209         1,244,217.0279
01/01/2015 to 12/31/2015         26.079209          25.239059         1,149,565.3034
01/01/2016 to 12/31/2016         25.239059          27.692495           993,398.7085
01/01/2017 to 12/31/2017         27.692495          34.175313           831,914.2013
--------------------------      ----------         ----------        ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.148910          10.594613         1,752,647.4817
01/01/2014 to 12/31/2014         10.594613          10.962847         2,057,258.1913
01/01/2015 to 12/31/2015         10.962847          10.846366         2,069,609.1611
01/01/2016 to 12/31/2016         10.846366          10.917691         2,250,526.9625
01/01/2017 to 12/31/2017         10.917691          11.106234         2,335,578.9005
--------------------------      ----------         ----------        ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011         10.605380          10.743934         1,863,328.0024
01/01/2012 to 12/31/2012         10.743934          11.097843         1,851,315.3487
01/01/2013 to 04/26/2013         11.097843          11.069111                 0.0000
--------------------------      ----------         ----------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         3,250,068.2606
01/01/2013 to 12/31/2013          1.048954           1.146295         6,735,981.2314
01/01/2014 to 12/31/2014          1.146295           1.207398         7,094,231.3520
01/01/2015 to 12/31/2015          1.207398           1.199459         8,280,144.3607
01/01/2016 to 12/31/2016          1.199459           1.215296        11,068,604.9255
01/01/2017 to 12/31/2017          1.215296           1.395985        10,609,058.3479
--------------------------        --------           --------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         11.907873          12.564113         1,772,721.0512
01/01/2012 to 12/31/2012         12.564113          14.464335         1,475,633.6968
01/01/2013 to 12/31/2013         14.464335          16.681271         1,258,781.8123
01/01/2014 to 12/31/2014         16.681271          16.994178         1,085,928.9183
01/01/2015 to 12/31/2015         16.994178          16.938228         1,017,979.6877
01/01/2016 to 12/31/2016         16.938228          17.474437           915,609.0792
01/01/2017 to 12/31/2017         17.474437          21.158598           829,182.3114
--------------------------       ---------          ---------        ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987580           1.013460                 0.0000
01/01/2013 to 12/31/2013          1.013460           1.127041         1,375,482.1319
01/01/2014 to 12/31/2014          1.127041           1.212477         2,834,256.8777
01/01/2015 to 12/31/2015          1.212477           1.179361         5,648,887.3581
01/01/2016 to 12/31/2016          1.179361           1.211868         5,020,550.2391
01/01/2017 to 12/31/2017          1.211868           1.378757         4,321,745.5017
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.387811          12.568352         2,843,165.1151
01/01/2012 to 12/31/2012         12.568352          14.441527         2,543,075.4930
01/01/2013 to 12/31/2013         14.441527          16.957737         2,108,922.8920
01/01/2014 to 12/31/2014         16.957737          15.536541         1,935,248.8225
01/01/2015 to 12/31/2015         15.536541          15.026217         1,853,654.7524
01/01/2016 to 12/31/2016         15.026217          14.665598         1,669,477.7697
01/01/2017 to 12/31/2017         14.665598          18.506437         1,397,786.1265
--------------------------       ---------          ---------        ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516                 0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815           190,547.0441
01/01/2016 to 12/31/2016          0.962815           1.053457         1,582,841.3049
01/01/2017 to 12/31/2017          1.053457           1.167975         1,052,713.4188
--------------------------       ---------          ---------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         14.628259          14.903492         6,176,847.3321
01/01/2012 to 12/31/2012         14.903492          16.013001         6,108,543.0596
01/01/2013 to 12/31/2013         16.013001          14.304314         4,834,341.0934
01/01/2014 to 12/31/2014         14.304314          14.491787         3,522,050.9521
01/01/2015 to 12/31/2015         14.491787          13.825127         3,183,203.3035
01/01/2016 to 12/31/2016         13.825127          14.290930         3,341,097.2521
01/01/2017 to 12/31/2017         14.290930          14.559693         3,228,201.2839
--------------------------       ---------          ---------        ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         16.044064          16.398294        10,269,267.4651
01/01/2012 to 12/31/2012         16.398294          17.641576         9,954,396.3965
01/01/2013 to 12/31/2013         17.641576          17.037533         8,015,008.4054
01/01/2014 to 12/31/2014         17.037533          17.478695         6,671,774.3175
01/01/2015 to 12/31/2015         17.478695          17.210733         5,925,194.7042
01/01/2016 to 12/31/2016         17.210733          17.388274         5,308,217.9772
01/01/2017 to 12/31/2017         17.388274          17.892139         5,292,631.6497
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.606823          10.744592           43,205.3475
01/01/2012 to 12/31/2012         10.744592          10.911620          599,536.6604
01/01/2013 to 12/31/2013         10.911620          10.258227          429,590.6186
01/01/2014 to 12/31/2014         10.258227          10.863707          461,121.8953
01/01/2015 to 12/31/2015         10.863707          10.742623          481,184.5610
01/01/2016 to 12/31/2016         10.742623          10.716734          483,121.7362
01/01/2017 to 12/31/2017         10.716734          10.826700          464,537.4689
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215677          10.741899          136,388.8548
01/01/2014 to 12/31/2014         10.741899          11.490620          250,035.6086
01/01/2015 to 12/31/2015         11.490620          11.172311          648,428.0301
01/01/2016 to 12/31/2016         11.172311          11.502747          665,877.4956
01/01/2017 to 12/31/2017         11.502747          13.191944          515,580.0393
--------------------------       ---------          ---------          ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048        3,495,178.6593
01/01/2013 to 12/31/2013          1.067048           1.156866        7,358,765.0771
01/01/2014 to 12/31/2014          1.156866           1.227228        7,389,732.5611
01/01/2015 to 12/31/2015          1.227228           1.197730        7,229,092.7962
01/01/2016 to 12/31/2016          1.197730           1.245977        6,345,406.0799
01/01/2017 to 12/31/2017          1.245977           1.402257        5,682,797.1717
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.911006          11.534227        5,511,403.1094
01/01/2012 to 12/31/2012         11.534227          12.814650        6,685,508.8427
01/01/2013 to 12/31/2013         12.814650          14.249205        6,407,672.8808
01/01/2014 to 12/31/2014         14.249205          14.845455        5,732,621.2014
01/01/2015 to 12/31/2015         14.845455          14.330159        5,464,579.5809
01/01/2016 to 12/31/2016         14.330159          14.925882        4,928,728.8483
01/01/2017 to 12/31/2017         14.925882          17.027847        4,231,460.3187
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.136883          10.766783        3,728,011.0258
01/01/2012 to 12/31/2012         10.766783          12.193848        2,924,603.7015
01/01/2013 to 12/31/2013         12.193848          14.176154        3,081,021.8228
01/01/2014 to 12/31/2014         14.176154          14.708924        2,818,823.1367
01/01/2015 to 12/31/2015         14.708924          14.147987        2,792,627.1907
01/01/2016 to 12/31/2016         14.147987          14.888732        2,519,551.9038
01/01/2017 to 12/31/2017         14.888732          17.539142        2,312,195.5044
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         41.410550          45.660800        1,178,103.2189
01/01/2012 to 12/31/2012         45.660800          53.037202        1,045,334.8104
01/01/2013 to 12/31/2013         53.037202          69.859904          970,225.3755
01/01/2014 to 12/31/2014         69.859904          77.920551          876,759.7882
01/01/2015 to 12/31/2015         77.920551          73.970867          760,012.3100
01/01/2016 to 12/31/2016         73.970867          84.445625          697,721.1199
01/01/2017 to 12/31/2017         84.445625          97.243166          603,471.2906
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.321329          10.001799        4,776,287.4764
01/01/2012 to 12/31/2012         10.001799          11.194572        4,165,659.3163
01/01/2013 to 12/31/2013         11.194572          15.054336        3,832,624.0040
01/01/2014 to 12/31/2014         15.054336          16.716356        3,277,004.9122
01/01/2015 to 12/31/2015         16.716356          17.557671        3,015,467.1409
01/01/2016 to 12/31/2016         17.557671          18.362182        2,666,894.0115
01/01/2017 to 12/31/2017         18.362182          22.554323        2,301,628.8916
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         21.709916          24.163650           329,157.3568
01/01/2012 to 12/31/2012         24.163650          27.286633           310,804.6495
01/01/2013 to 12/31/2013         27.286633          35.009166           276,602.4244
01/01/2014 to 12/31/2014         35.009166          37.794816           254,180.6810
01/01/2015 to 12/31/2015         37.794816          33.871207           241,887.6245
01/01/2016 to 12/31/2016         33.871207          38.520957           230,804.6215
01/01/2017 to 12/31/2017         38.520957          41.523998           203,364.8864
--------------------------       ---------          ---------           ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         12.991127          14.180003         1,281,158.7945
01/01/2012 to 12/31/2012         14.180003          16.490228         1,108,682.7688
01/01/2013 to 12/31/2013         16.490228          21.538023         1,009,420.6461
01/01/2014 to 12/31/2014         21.538023          24.012189           918,540.7787
01/01/2015 to 12/31/2015         24.012189          21.486918           781,796.3794
01/01/2016 to 12/31/2016         21.486918          23.945575           660,327.4860
01/01/2017 to 12/31/2017         23.945575          26.122399           561,005.5413
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          9.087292           9.962296         2,433,141.2056
01/01/2014 to 12/31/2014          9.962296           9.481117         2,316,821.1165
01/01/2015 to 12/31/2015          9.481117           9.132703         2,126,496.8872
01/01/2016 to 12/31/2016          9.132703           9.446416         1,902,920.6355
01/01/2017 to 12/31/2017          9.446416          12.546847         1,698,030.0194
--------------------------       ---------          ---------         --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011          7.267291           7.541827         3,343,041.8793
01/01/2012 to 12/31/2012          7.541827           8.720379         3,055,203.7740
01/01/2013 to 04/26/2013          8.720379           9.039946                 0.0000
--------------------------       ---------          ---------         --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.302045          10.265361         7,097,876.9729
01/01/2012 to 12/31/2012         10.265361          10.106612         5,871,679.1407
01/01/2013 to 12/31/2013         10.106612           9.951164         4,364,001.5137
01/01/2014 to 12/31/2014          9.951164           9.798107         3,679,113.0860
01/01/2015 to 12/31/2015          9.798107           9.647403         3,420,343.2436
01/01/2016 to 12/31/2016          9.647403           9.509670         2,938,879.1059
01/01/2017 to 12/31/2017          9.509670           9.423228         2,425,692.8892
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.760325          14.018688           426,034.9187
01/01/2015 to 12/31/2015         14.018688          13.722248           522,105.7622
01/01/2016 to 12/31/2016         13.722248          14.123267           766,338.5527
01/01/2017 to 12/31/2017         14.123267          14.870691           709,861.4167
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         11.607794          12.001477        25,838,266.4378
01/01/2012 to 12/31/2012         12.001477          13.105255        24,711,942.8510
01/01/2013 to 12/31/2013         13.105255          14.075290        19,316,577.1150
01/01/2014 to 04/25/2014         14.075290          14.184385                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         11.395179          11.841405        32,472,315.2704
01/01/2012 to 12/31/2012         11.841405          13.103329        30,488,708.3202
01/01/2013 to 12/31/2013         13.103329          14.737182        28,491,573.2551
01/01/2014 to 04/25/2014         14.737182          14.795444                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.356889          14.743659        42,152,069.1607
01/01/2015 to 12/31/2015         14.743659          14.361077        36,470,645.3683
01/01/2016 to 12/31/2016         14.361077          15.001028        32,015,274.7220
01/01/2017 to 12/31/2017         15.001028          16.342905        27,641,004.2070
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.944713          11.440794        79,593,449.0869
01/01/2012 to 12/31/2012         11.440794          12.833143        71,868,605.6881
01/01/2013 to 12/31/2013         12.833143          15.089511        66,219,671.8790
01/01/2014 to 04/25/2014         15.089511          15.103578                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.764283          15.276918        62,189,085.2138
01/01/2015 to 12/31/2015         15.276918          14.851241        55,096,457.4391
01/01/2016 to 12/31/2016         14.851241          15.661820        49,095,352.1862
01/01/2017 to 12/31/2017         15.661820          17.693422        43,365,531.5246
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.505935          11.080407        89,850,156.2156
01/01/2012 to 12/31/2012         11.080407          12.624065        81,172,600.2809
01/01/2013 to 12/31/2013         12.624065          15.651096        82,971,958.7285
01/01/2014 to 04/25/2014         15.651096          15.580490                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011          8.735816           9.321590         7,650,608.5457
01/01/2012 to 12/31/2012          9.321590          10.657275         6,899,015.5386
01/01/2013 to 04/26/2013         10.657275          11.467659                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.737691          15.337387        81,025,307.4356
01/01/2015 to 12/31/2015         15.337387          14.845337        73,632,531.4991
01/01/2016 to 12/31/2016         14.845337          15.806947        65,814,986.4375
01/01/2017 to 12/31/2017         15.806947          18.546910        58,531,592.0128
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         13.028036          14.333336         2,194,177.4142
01/01/2012 to 12/31/2012         14.333336          15.746118         1,943,783.9006
01/01/2013 to 12/31/2013         15.746118          21.164392         1,742,307.8178
01/01/2014 to 12/31/2014         21.164392          21.187694         1,498,295.7192
01/01/2015 to 12/31/2015         21.187694          18.845513         1,329,955.4272
01/01/2016 to 12/31/2016         18.845513          22.758926         1,181,015.5100
01/01/2017 to 12/31/2017         22.758926          25.219918         1,054,851.1702
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      14.159394          14.173361             193,790.9965
01/01/2012 to 12/31/2012      14.173361          16.452693             169,001.0248
01/01/2013 to 12/31/2013      16.452693          20.671154             171,171.6185
01/01/2014 to 12/31/2014      20.671154          18.990638             168,202.7952
01/01/2015 to 12/31/2015      18.990638          19.774671             152,480.2929
01/01/2016 to 12/31/2016      19.774671          20.604970             150,719.8271
01/01/2017 to 12/31/2017      20.604970          26.466362             151,439.4444
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016      22.501097          22.879860             169,632.5463
01/01/2017 to 12/31/2017      22.879860          26.766501             182,365.3219
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
10/07/2011 to 12/31/2011      15.920270          17.147741             159,919.7532
01/01/2012 to 12/31/2012      17.147741          18.634623              85,683.1579
01/01/2013 to 12/31/2013      18.634623          24.350383             142,380.3667
01/01/2014 to 12/31/2014      24.350383          26.596808             110,327.8796
01/01/2015 to 12/31/2015      26.596808          26.122100             121,384.2618
01/01/2016 to 04/29/2016      26.122100          26.272271                   0.0000
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
10/07/2011 to 12/31/2011      10.932883          11.959860           6,572,545.3989
01/01/2012 to 12/31/2012      11.959860          13.270583           5,814,646.9113
01/01/2013 to 12/31/2013      13.270583          17.447529           4,915,859.3224
01/01/2014 to 12/31/2014      17.447529          18.973811           4,250,084.7358
01/01/2015 to 12/31/2015      18.973811          19.105426           3,608,686.9642
01/01/2016 to 12/31/2016      19.105426          20.157035           3,073,358.4048
01/01/2017 to 12/31/2017      20.157035          23.603074           2,714,144.8798
--------------------------    ---------          ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013      14.819915          17.648988             673,428.9365
01/01/2014 to 12/31/2014      17.648988          19.267510             583,505.4332
01/01/2015 to 12/31/2015      19.267510          19.465214             520,546.9890
01/01/2016 to 12/31/2016      19.465214          20.154346             428,347.9616
01/01/2017 to 12/31/2017      20.154346          24.793722             396,959.3397
--------------------------    ---------          ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011      12.675208          13.079300             968,297.8236
01/01/2012 to 12/31/2012      13.079300          13.652250             788,014.9668
01/01/2013 to 04/26/2013      13.652250          14.724380                   0.0000
--------------------------    ---------          ---------           --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011      11.527652          11.995148           2,490,262.0157
01/01/2012 to 12/31/2012      11.995148          13.646987           4,239,620.0393
01/01/2013 to 12/31/2013      13.646987          18.372896           4,110,048.9564
01/01/2014 to 12/31/2014      18.372896          19.672009           3,471,932.7392
01/01/2015 to 12/31/2015      19.672009          21.410904           3,073,375.6893
01/01/2016 to 12/31/2016      21.410904          21.054233           2,786,209.3245
01/01/2017 to 12/31/2017      21.054233          28.399643           2,356,859.7652
--------------------------    ---------          ---------           --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          7.066970           7.465675        1,091,307.5569
01/01/2012 to 12/31/2012          7.465675           8.281762          916,328.9354
01/01/2013 to 04/26/2013          8.281762           8.895884                0.0000
--------------------------        --------           --------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         15.922355          16.106936          330,135.2978
01/01/2012 to 12/31/2012         16.106936          16.426112          506,658.8649
01/01/2013 to 12/31/2013         16.426112          15.757749          406,689.5693
01/01/2014 to 12/31/2014         15.757749          16.362498          540,376.5634
01/01/2015 to 12/31/2015         16.362498          16.101757          548,928.4745
01/01/2016 to 12/31/2016         16.101757          16.184897          778,774.0768
01/01/2017 to 12/31/2017         16.184897          16.404789          743,380.8094
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
10/07/2011 to 12/31/2011         14.791462          16.250831          182,796.8117
01/01/2012 to 12/31/2012         16.250831          18.762206          186,575.3581
01/01/2013 to 12/31/2013         18.762206          24.524407          274,266.5194
01/01/2014 to 12/31/2014         24.524407          26.371729          228,590.7197
01/01/2015 to 12/31/2015         26.371729          25.270873          225,697.8249
01/01/2016 to 12/31/2016         25.270873          29.879244          262,205.5137
01/01/2017 to 12/31/2017         29.879244          34.011526          261,145.5571
--------------------------       ---------          ---------        --------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         10.560859          10.672477          438,833.7224
01/01/2012 to 12/31/2012         10.672477          12.392538          486,278.2653
01/01/2013 to 12/31/2013         12.392538          14.817713          486,483.6324
01/01/2014 to 12/31/2014         14.817713          13.666180          522,066.0942
01/01/2015 to 12/31/2015         13.666180          13.279593          514,176.7364
01/01/2016 to 12/31/2016         13.279593          13.202006          564,747.0585
01/01/2017 to 12/31/2017         13.202006          16.190161          564,298.6923
--------------------------       ---------          ---------        --------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         14.405098          16.252871          259,261.2651
01/01/2012 to 12/31/2012         16.252871          18.553158          338,197.5188
01/01/2013 to 12/31/2013         18.553158          25.231826          440,150.8316
01/01/2014 to 12/31/2014         25.231826          26.018865          465,027.3632
01/01/2015 to 12/31/2015         26.018865          24.456492          472,515.2983
01/01/2016 to 12/31/2016         24.456492          29.119298          453,795.2604
01/01/2017 to 12/31/2017         29.119298          32.772535          407,448.3300
--------------------------       ---------          ---------        --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.814270          11.774760        2,628,206.8847
01/01/2012 to 12/31/2012         11.774760          13.381358        2,554,864.7061
01/01/2013 to 12/31/2013         13.381358          17.352095        2,795,529.9011
01/01/2014 to 12/31/2014         17.352095          19.323172        2,689,614.5664
01/01/2015 to 12/31/2015         19.323172          19.199741        2,296,545.7284
01/01/2016 to 12/31/2016         19.199741          21.056269        2,271,532.9294
01/01/2017 to 12/31/2017         21.056269          25.135440        2,079,610.5803
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.482830          21.574246          790,374.0650
01/01/2014 to 12/31/2014         21.574246          23.486045          627,257.2989
01/01/2015 to 12/31/2015         23.486045          23.040527          615,190.7750
01/01/2016 to 12/31/2016         23.040527          25.883901          667,858.9776
01/01/2017 to 12/31/2017         25.883901          29.968084          585,073.6974
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          8.000234           8.678933        1,002,375.4842
01/01/2012 to 12/31/2012          8.678933           9.733885          972,873.2179
01/01/2013 to 04/26/2013          9.733885          10.657517                0.0000
--------------------------        --------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.222332          20.237582          830,571.2465
01/01/2014 to 12/31/2014         20.237582          19.866436          740,873.6932
01/01/2015 to 12/31/2015         19.866436          19.635207          645,144.0832
01/01/2016 to 12/31/2016         19.635207          22.889438          558,235.9925
01/01/2017 to 12/31/2017         22.889438          26.029150          498,668.9770
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
10/07/2011 to 12/31/2011         13.135865          14.340191        1,050,170.0841
01/01/2012 to 12/31/2012         14.340191          14.864756          959,474.3514
01/01/2013 to 04/26/2013         14.864756          16.109805                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          7.017279           8.851615        2,106,412.4376
01/01/2014 to 12/31/2014          8.851615           9.484697        2,237,647.3131
01/01/2015 to 12/31/2015          9.484697          10.320575        2,643,486.7492
01/01/2016 to 12/31/2016         10.320575          10.317497        1,984,964.6647
01/01/2017 to 12/31/2017         10.317497          13.560244        1,886,290.8709
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          6.015804           6.050937        2,249,460.6052
01/01/2012 to 12/31/2012          6.050937           6.679328        1,964,323.9677
01/01/2013 to 04/26/2013          6.679328           6.981386                0.0000
--------------------------       ---------          ---------        --------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.741695          15.385924          346,969.4851
01/01/2012 to 12/31/2012         15.385924          15.538597          325,257.4792
01/01/2013 to 12/31/2013         15.538597          16.945060          257,497.4255
01/01/2014 to 12/31/2014         16.945060          13.543729          260,110.2522
01/01/2015 to 12/31/2015         13.543729           8.966866          351,721.1831
01/01/2016 to 12/31/2016          8.966866          12.690791          282,065.9133
01/01/2017 to 12/31/2017         12.690791          12.403550          332,738.3937
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.039240          30.090107          829,244.3201
01/01/2017 to 12/31/2017         30.090107          31.978860          780,707.1685
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         22.452306          23.760160        1,574,102.8227
01/01/2012 to 12/31/2012         23.760160          26.421594        1,427,049.9618
01/01/2013 to 12/31/2013         26.421594          28.090996        1,269,998.6828
01/01/2014 to 12/31/2014         28.090996          28.994604        1,199,486.4698
01/01/2015 to 12/31/2015         28.994604          27.927877        1,067,658.2369
01/01/2016 to 04/29/2016         27.927877          28.762516                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         29.632173          30.731389          184,889.9754
01/01/2017 to 12/31/2017         30.731389          32.676377          155,757.1589
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
10/07/2011 to 12/31/2011      24.234129          24.831966           237,227.6191
01/01/2012 to 12/31/2012      24.831966          27.248639           229,211.6431
01/01/2013 to 12/31/2013      27.248639          27.208078           242,988.8406
01/01/2014 to 12/31/2014      27.208078          27.979779           286,243.4087
01/01/2015 to 12/31/2015      27.979779          27.147941           272,707.5681
01/01/2016 to 04/29/2016      27.147941          27.807423                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011      17.482939          17.579867           796,484.5447
01/01/2012 to 12/31/2012      17.579867          17.835571           784,191.1095
01/01/2013 to 12/31/2013      17.835571          17.402272           539,359.5411
01/01/2014 to 12/31/2014      17.402272          17.571568           521,217.8956
01/01/2015 to 12/31/2015      17.571568          17.354429           461,808.7079
01/01/2016 to 12/31/2016      17.354429          17.262024           448,557.4478
01/01/2017 to 12/31/2017      17.262024          17.282114           416,112.3946

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.420695           9.719648          2,629.4962
01/01/2012 to 12/31/2012          9.719648          10.523925         36,480.5695
01/01/2013 to 12/31/2013         10.523925          11.505530         59,611.7985
01/01/2014 to 12/31/2014         11.505530          12.148862         67,488.9458
01/01/2015 to 12/31/2015         12.148862          12.019266         63,757.2706
01/01/2016 to 12/31/2016         12.019266          12.247718         88,773.1463
01/01/2017 to 12/31/2017         12.247718          13.688555         67,003.0614
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568         37,471.8157
01/01/2016 to 12/31/2016          1.011568           1.014864              0.0000
01/01/2017 to 12/31/2017          1.014864           1.152921              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.071666           9.457635        744,192.1050
01/01/2012 to 12/31/2012          9.457635          10.560561        645,345.0080
01/01/2013 to 12/31/2013         10.560561          12.312852        704,175.8959
01/01/2014 to 12/31/2014         12.312852          12.843992        722,248.6489
01/01/2015 to 12/31/2015         12.843992          12.544662        730,843.9242
01/01/2016 to 12/31/2016         12.544662          13.303065        763,177.2848
01/01/2017 to 12/31/2017         13.303065          15.291847        772,140.4711
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.316462           8.756372        741,697.2337
01/01/2012 to 12/31/2012          8.756372          10.003997        666,739.0191
01/01/2013 to 12/31/2013         10.003997          12.311051        718,445.5364
01/01/2014 to 12/31/2014         12.311051          12.883114        660,362.0115
01/01/2015 to 12/31/2015         12.883114          12.576505        625,169.2624
01/01/2016 to 12/31/2016         12.576505          13.478957        606,913.1656
01/01/2017 to 12/31/2017         13.478957          16.089308        616,914.5532
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.097349           8.579473        331,197.0925
01/01/2012 to 12/31/2012          8.579473           9.907680        285,607.4500
01/01/2013 to 12/31/2013          9.907680          12.648353        351,593.2617
01/01/2014 to 12/31/2014         12.648353          13.459522        304,377.4738
01/01/2015 to 12/31/2015         13.459522          14.098675        277,884.7169
01/01/2016 to 12/31/2016         14.098675          15.129855        251,371.4870
01/01/2017 to 12/31/2017         15.129855          19.035566        278,255.6897
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.584003           9.921913        347,660.6985
01/01/2012 to 12/31/2012          9.921913          10.816479        276,832.6916
01/01/2013 to 12/31/2013         10.816479          12.078006        237,897.0719
01/01/2014 to 12/31/2014         12.078006          12.604410        229,080.5458
01/01/2015 to 12/31/2015         12.604410          12.308127        212,764.8693
01/01/2016 to 12/31/2016         12.308127          12.955773        202,900.0168
01/01/2017 to 12/31/2017         12.955773          14.396619        189,922.1990
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.190483          10.586670           23,725.1279
01/01/2012 to 12/31/2012         10.586670          11.511758          148,044.3975
01/01/2013 to 12/31/2013         11.511758          10.939356          172,057.5188
01/01/2014 to 12/31/2014         10.939356          11.190495          224,140.5500
01/01/2015 to 12/31/2015         11.190495           9.953575          231,134.1660
01/01/2016 to 12/31/2016          9.953575          10.668050          155,360.3792
01/01/2017 to 12/31/2017         10.668050          11.522604          155,171.1074
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.261848           9.552417           28,981.2627
01/01/2012 to 12/31/2012          9.552417          10.254082           86,132.7598
01/01/2013 to 12/31/2013         10.254082          11.126036          156,845.4123
01/01/2014 to 12/31/2014         11.126036          11.591394          168,908.1430
01/01/2015 to 12/31/2015         11.591394          11.389303          183,257.9426
01/01/2016 to 12/31/2016         11.389303          11.699377          185,750.0831
01/01/2017 to 12/31/2017         11.699377          13.040034          158,999.8320
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         19.048276          20.168240          415,202.8397
01/01/2012 to 12/31/2012         20.168240          23.118155          456,815.8134
01/01/2013 to 12/31/2013         23.118155          24.862243          207,043.2670
01/01/2014 to 12/31/2014         24.862243          25.261255           74,775.3415
01/01/2015 to 12/31/2015         25.261255          23.842215           71,644.9258
01/01/2016 to 12/31/2016         23.842215          26.730246          225,071.4487
01/01/2017 to 12/31/2017         26.730246          28.334305          225,880.6290
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.992364          10.590647        2,204,248.7187
01/01/2012 to 12/31/2012         10.590647          12.160401        1,852,048.7886
01/01/2013 to 12/31/2013         12.160401          15.490933        1,645,494.8528
01/01/2014 to 12/31/2014         15.490933          16.012798        1,519,288.1719
01/01/2015 to 12/31/2015         16.012798          15.434431        1,352,580.9116
01/01/2016 to 12/31/2016         15.434431          16.544930        1,261,551.7103
01/01/2017 to 12/31/2017         16.544930          20.007527        1,191,060.1393
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.182436           9.367651           16,351.6918
01/01/2012 to 12/31/2012          9.367651          10.421339           48,271.6300
01/01/2013 to 12/31/2013         10.421339          11.723002          514,490.4357
01/01/2014 to 12/31/2014         11.723002          12.643725          560,553.8038
01/01/2015 to 12/31/2015         12.643725          11.928444          570,488.0420
01/01/2016 to 12/31/2016         11.928444          12.714734          539,969.8142
01/01/2017 to 12/31/2017         12.714734          14.800162          575,517.0199
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.603732          15.549747        1,244,250.2621
01/01/2012 to 12/31/2012         15.549747          18.044960        1,010,699.8369
01/01/2013 to 12/31/2013         18.044960          23.509085          883,845.7660
01/01/2014 to 12/31/2014         23.509085          23.521029          748,578.2897
01/01/2015 to 12/31/2015         23.521029          21.884772          644,222.9974
01/01/2016 to 12/31/2016         21.884772          28.254984          548,346.6632
01/01/2017 to 12/31/2017         28.254984          31.045569          471,525.3713
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          9.653053           9.938069        345,541.3417
01/01/2012 to 12/31/2012          9.938069          11.621652        329,593.0562
01/01/2013 to 12/31/2013         11.621652          10.862041        293,483.9503
01/01/2014 to 12/31/2014         10.862041           9.987536        256,318.8111
01/01/2015 to 12/31/2015          9.987536           8.467047        234,381.1192
01/01/2016 to 12/31/2016          8.467047           9.286443        232,967.4413
01/01/2017 to 12/31/2017          9.286443          11.722673        247,827.5491
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.969621          10.240357         40,197.8861
01/01/2012 to 12/31/2012         10.240357          10.810264         48,305.6210
01/01/2013 to 12/31/2013         10.810264          11.041274        123,416.7389
01/01/2014 to 12/31/2014         11.041274          10.940529        123,613.6906
01/01/2015 to 12/31/2015         10.940529          10.671627        110,731.7380
01/01/2016 to 12/31/2016         10.671627          11.469943        133,659.6666
01/01/2017 to 12/31/2017         11.469943          11.697654        137,716.9696
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.708172           9.750493         63,845.2409
01/01/2012 to 12/31/2012          9.750493          10.011875         42,530.9083
01/01/2013 to 12/31/2013         10.011875           9.962344        128,771.8690
01/01/2014 to 12/31/2014          9.962344           9.902968        142,864.6283
01/01/2015 to 12/31/2015          9.902968           9.680273        147,901.9334
01/01/2016 to 12/31/2016          9.680273           9.820221        138,400.6359
01/01/2017 to 12/31/2017          9.820221           9.788588        120,554.9994
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011         11.874156          11.912168            933.4894
01/01/2012 to 12/31/2012         11.912168          13.390224            928.7887
01/01/2013 to 12/31/2013         13.390224          13.307738            924.8209
01/01/2014 to 12/31/2014         13.307738          13.239254            920.9402
01/01/2015 to 12/31/2015         13.239254          12.480860            916.7587
01/01/2016 to 12/31/2016         12.480860          12.383990            912.5149
01/01/2017 to 12/31/2017         12.383990          12.198918            908.6532
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.216088          13.026028        286,553.8295
01/01/2012 to 12/31/2012         13.026028          16.141583        260,417.7246
01/01/2013 to 12/31/2013         16.141583          16.440377        230,647.6558
01/01/2014 to 12/31/2014         16.440377          18.316874        955,749.9529
01/01/2015 to 12/31/2015         18.316874          17.764593        749,037.9363
01/01/2016 to 12/31/2016         17.764593          17.626625        639,634.4418
01/01/2017 to 12/31/2017         17.626625          19.202089        587,163.3223
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          6.905733           7.488041        903,657.1993
01/01/2012 to 12/31/2012          7.488041           8.727953        878,028.8676
01/01/2013 to 12/31/2013          8.727953          12.500172        800,400.7298
01/01/2014 to 12/31/2014         12.500172          14.618625        758,284.5350
01/01/2015 to 12/31/2015         14.618625          13.798955        676,574.7317
01/01/2016 to 12/31/2016         13.798955          13.936968        644,305.2582
01/01/2017 to 12/31/2017         13.936968          16.233232        569,673.6496
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
10/07/2011 to 12/31/2011        126.994073         131.588146            1,286.2280
01/01/2012 to 12/31/2012        131.588146         158.564774            2,270.2712
01/01/2013 to 12/31/2013        158.564774         200.867763            3,134.8062
01/01/2014 to 04/25/2014        200.867763         209.000348                0.0000
--------------------------      ----------         ----------            ----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         16.420878          16.443106          865,308.3287
01/01/2012 to 12/31/2012         16.443106          20.903672          764,599.8394
01/01/2013 to 12/31/2013         20.903672          26.830898          712,651.1594
01/01/2014 to 12/31/2014         26.830898          24.863707          659,610.3772
01/01/2015 to 12/31/2015         24.863707          23.350843          602,480.8683
01/01/2016 to 12/31/2016         23.350843          24.847030          559,414.4271
01/01/2017 to 12/31/2017         24.847030          31.878771          537,406.4899
--------------------------      ----------         ----------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190          940,102.9283
01/01/2013 to 12/31/2013          1.046190           1.048221        1,241,039.9702
01/01/2014 to 12/31/2014          1.048221           1.088609        1,250,004.6124
01/01/2015 to 12/31/2015          1.088609           1.025766        1,615,741.9113
01/01/2016 to 12/31/2016          1.025766           1.127200          921,255.1948
01/01/2017 to 12/31/2017          1.127200           1.219689          831,024.0238
--------------------------      ----------         ----------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.071039           9.843209        2,237,042.2688
01/01/2012 to 12/31/2012          9.843209          11.474433        1,566,110.4428
01/01/2013 to 12/31/2013         11.474433          15.281396        1,311,897.2265
01/01/2014 to 12/31/2014         15.281396          16.431078        1,573,456.7538
01/01/2015 to 12/31/2015         16.431078          15.197128        1,261,623.4183
01/01/2016 to 12/31/2016         15.197128          17.534217        1,025,224.8945
01/01/2017 to 12/31/2017         17.534217          20.356309          869,258.4835
--------------------------      ----------         ----------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         13.907986          15.121905          759,132.9446
01/01/2012 to 12/31/2012         15.121905          17.584715          625,162.9404
01/01/2013 to 12/31/2013         17.584715          24.246340          574,134.2207
01/01/2014 to 12/31/2014         24.246340          25.736259          506,474.1479
01/01/2015 to 12/31/2015         25.736259          24.882250          449,014.0953
01/01/2016 to 12/31/2016         24.882250          27.273716          407,340.1689
01/01/2017 to 12/31/2017         27.273716          33.624971          351,954.5847
--------------------------      ----------         ----------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.093127          10.534498           68,500.3742
01/01/2014 to 12/31/2014         10.534498          10.889748           96,020.3433
01/01/2015 to 12/31/2015         10.889748          10.763273          132,475.8191
01/01/2016 to 12/31/2016         10.763273          10.823223          157,626.8716
01/01/2017 to 12/31/2017         10.823223          10.999159          149,602.1916
--------------------------      ----------         ----------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011         10.568807          10.704420          108,250.0578
01/01/2012 to 12/31/2012         10.704420          11.045917          142,415.8846
01/01/2013 to 04/26/2013         11.045917          11.017198                0.0000
--------------------------      ----------         ----------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233          416,097.8705
01/01/2013 to 12/31/2013          1.048233           1.144363          920,968.5252
01/01/2014 to 12/31/2014          1.144363           1.204158        1,132,388.8439
01/01/2015 to 12/31/2015          1.204158           1.195044        1,045,362.0894
01/01/2016 to 12/31/2016          1.195044           1.209612          919,221.2700
01/01/2017 to 12/31/2017          1.209612           1.388072          792,820.6828
--------------------------        --------           --------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         11.843186          12.492986          228,832.9319
01/01/2012 to 12/31/2012         12.492986          14.368003          237,826.3323
01/01/2013 to 12/31/2013         14.368003          16.553618          192,577.0310
01/01/2014 to 12/31/2014         16.553618          16.847273          188,051.9352
01/01/2015 to 12/31/2015         16.847273          16.775017          173,585.7071
01/01/2016 to 12/31/2016         16.775017          17.288762          164,893.1886
01/01/2017 to 12/31/2017         17.288762          20.912926          161,717.7861
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987553           1.013297                0.0000
01/01/2013 to 12/31/2013          1.013297           1.125733          150,160.4206
01/01/2014 to 12/31/2014          1.125733           1.209859          160,038.1683
01/01/2015 to 12/31/2015          1.209859           1.175638          419,833.4004
01/01/2016 to 12/31/2016          1.175638           1.206835          290,000.0579
01/01/2017 to 12/31/2017          1.206835           1.371663          271,021.6021
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.257726          12.433506        1,350,812.8440
01/01/2012 to 12/31/2012         12.433506          14.272233        1,133,228.4509
01/01/2013 to 12/31/2013         14.272233          16.742202        1,061,602.9599
01/01/2014 to 12/31/2014         16.742202          15.323727          901,016.8833
01/01/2015 to 12/31/2015         15.323727          14.805573          793,950.2608
01/01/2016 to 12/31/2016         14.805573          14.435802          762,675.2664
01/01/2017 to 12/31/2017         14.435802          18.198315          689,474.2378
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188           22,281.3534
01/01/2016 to 12/31/2016          0.961188           1.050626           58,368.3153
01/01/2017 to 12/31/2017          1.050626           1.163676           70,768.5663
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         14.505297          14.774818        1,116,852.2692
01/01/2012 to 12/31/2012         14.774818          15.858800        1,006,520.9270
01/01/2013 to 12/31/2013         15.858800          14.152398          865,905.2721
01/01/2014 to 12/31/2014         14.152398          14.323547          744,588.3951
01/01/2015 to 12/31/2015         14.323547          13.650960          683,426.2473
01/01/2016 to 12/31/2016         13.650960          14.096791          613,675.5213
01/01/2017 to 12/31/2017         14.096791          14.347587          582,394.0630
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         15.875661          16.222440        2,022,561.7373
01/01/2012 to 12/31/2012         16.222440          17.434855        1,851,571.8215
01/01/2013 to 12/31/2013         17.434855          16.821055        1,530,010.5386
01/01/2014 to 12/31/2014         16.821055          17.239364        1,832,037.1259
01/01/2015 to 12/31/2015         17.239364          16.958101        1,285,931.3466
01/01/2016 to 12/31/2016         16.958101          17.115911        1,111,160.2877
01/01/2017 to 12/31/2017         17.115911          17.594330        1,026,721.0685
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.602119          10.737356                0.0000
01/01/2012 to 12/31/2012         10.737356          10.893314            5,402.4113
01/01/2013 to 12/31/2013         10.893314          10.230778            1,883.3755
01/01/2014 to 12/31/2014         10.230778          10.823809           10,048.8619
01/01/2015 to 12/31/2015         10.823809          10.692470           47,890.7140
01/01/2016 to 12/31/2016         10.692470          10.656040           72,204.3594
01/01/2017 to 12/31/2017         10.656040          10.754653           57,214.8883
--------------------------       ---------          ---------           -----------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215398          10.734370           10,394.4291
01/01/2014 to 12/31/2014         10.734370          11.471089           12,066.6230
01/01/2015 to 12/31/2015         11.471089          11.142169           17,691.7871
01/01/2016 to 12/31/2016         11.142169          11.460248           21,146.9638
01/01/2017 to 12/31/2017         11.460248          13.130110           31,278.4181
--------------------------       ---------          ---------           -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315          308,577.9783
01/01/2013 to 12/31/2013          1.066315           1.154916          654,619.6153
01/01/2014 to 12/31/2014          1.154916           1.223934          522,760.8654
01/01/2015 to 12/31/2015          1.223934           1.193322          686,934.1292
01/01/2016 to 12/31/2016          1.193322           1.240150          634,914.9171
01/01/2017 to 12/31/2017          1.240150           1.394309          583,026.2741
--------------------------       ---------          ---------          ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.845480          11.462321          263,213.3102
01/01/2012 to 12/31/2012         11.462321          12.721967          273,243.8617
01/01/2013 to 12/31/2013         12.721967          14.132010          257,319.3886
01/01/2014 to 12/31/2014         14.132010          14.708639          223,167.4958
01/01/2015 to 12/31/2015         14.708639          14.183895          206,330.3875
01/01/2016 to 12/31/2016         14.183895          14.758774          184,507.7255
01/01/2017 to 12/31/2017         14.758774          16.820429          147,612.3954
--------------------------       ---------          ---------          ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.075998          10.699652          200,266.7385
01/01/2012 to 12/31/2012         10.699652          12.105646          177,353.2161
01/01/2013 to 12/31/2013         12.105646          14.059551          155,485.4216
01/01/2014 to 12/31/2014         14.059551          14.573355          142,951.3952
01/01/2015 to 12/31/2015         14.573355          14.003571          125,019.5478
01/01/2016 to 12/31/2016         14.003571          14.722029          110,448.3628
01/01/2017 to 12/31/2017         14.722029          17.325486          104,052.0207
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         40.975615          45.170832          591,080.3368
01/01/2012 to 12/31/2012         45.170832          52.415371          505,469.5115
01/01/2013 to 12/31/2013         52.415371          68.971868          452,145.4821
01/01/2014 to 12/31/2014         68.971868          76.853157          400,154.9880
01/01/2015 to 12/31/2015         76.853157          72.884627          355,379.3295
01/01/2016 to 12/31/2016         72.884627          83.122416          320,064.3592
01/01/2017 to 12/31/2017         83.122416          95.624063          284,693.5685
--------------------------       ---------          ---------          ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.223443           9.894490        1,293,355.5227
01/01/2012 to 12/31/2012          9.894490          11.063337        1,134,975.7750
01/01/2013 to 12/31/2013         11.063337          14.862995        1,028,322.2309
01/01/2014 to 12/31/2014         14.862995          16.487394          910,167.9903
01/01/2015 to 12/31/2015         16.487394          17.299874          825,132.7912
01/01/2016 to 12/31/2016         17.299874          18.074487          744,930.7240
01/01/2017 to 12/31/2017         18.074487          22.178832          674,424.4032
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         21.482680          23.905232           42,609.7239
01/01/2012 to 12/31/2012         23.905232          26.967694           36,095.3195
01/01/2013 to 12/31/2013         26.967694          34.565396           38,653.9325
01/01/2014 to 12/31/2014         34.565396          37.278435           33,879.5345
01/01/2015 to 12/31/2015         37.278435          33.375015           36,829.3318
01/01/2016 to 12/31/2016         33.375015          37.918704           25,997.9490
01/01/2017 to 12/31/2017         37.918704          40.834063           28,404.8235
--------------------------       ---------          ---------           -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         12.894793          14.071615          307,790.0938
01/01/2012 to 12/31/2012         14.071615          16.347741          275,971.8020
01/01/2013 to 12/31/2013         16.347741          21.330590          251,282.1436
01/01/2014 to 12/31/2014         21.330590          23.757158          210,913.6448
01/01/2015 to 12/31/2015         23.757158          21.237440          179,711.0044
01/01/2016 to 12/31/2016         21.237440          23.643895          162,498.8567
01/01/2017 to 12/31/2017         23.643895          25.767596          147,761.9451
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.796888          15.115190          163,425.3883
01/01/2014 to 12/31/2014         15.115190          14.370740          140,566.8384
01/01/2015 to 12/31/2015         14.370740          13.828798          114,243.5738
01/01/2016 to 12/31/2016         13.828798          14.289529           96,047.1811
01/01/2017 to 12/31/2017         14.289529          18.960630           95,825.3406
--------------------------       ---------          ---------          ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011          7.242205           7.514062          136,075.5836
01/01/2012 to 12/31/2012          7.514062           8.679548          127,225.9280
01/01/2013 to 04/26/2013          8.679548           8.994758                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.193910          10.155273        1,263,372.1225
01/01/2012 to 12/31/2012         10.155273           9.988177        1,079,350.6332
01/01/2013 to 12/31/2013          9.988177           9.824719          942,478.9489
01/01/2014 to 12/31/2014          9.824719           9.663935        1,310,797.2591
01/01/2015 to 12/31/2015          9.663935           9.505783        1,693,752.5682
01/01/2016 to 12/31/2016          9.505783           9.360705          849,417.8279
01/01/2017 to 12/31/2017          9.360705           9.266370        1,131,124.5527
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.636606          13.883247          308,802.4186
01/01/2015 to 12/31/2015         13.883247          13.576085          290,553.4846
01/01/2016 to 12/31/2016         13.576085          13.958866          313,482.7621
01/01/2017 to 12/31/2017         13.958866          14.682942          317,010.3629
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         11.527636          11.915859        2,071,229.5478
01/01/2012 to 12/31/2012         11.915859          12.998689        1,888,641.7417
01/01/2013 to 12/31/2013         12.998689          13.946884        1,392,031.3223
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         11.316483          11.756922         4,969,076.3527
01/01/2012 to 12/31/2012         11.756922          12.996773         4,745,072.8113
01/01/2013 to 12/31/2013         12.996773          14.602732         4,359,246.8374
01/01/2014 to 04/25/2014         14.602732          14.655843                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.227798          14.601206         5,054,313.8807
01/01/2015 to 12/31/2015         14.601206          14.208099         4,316,088.6734
01/01/2016 to 12/31/2016         14.208099          14.826400         3,683,315.8229
01/01/2017 to 12/31/2017         14.826400          16.136560         3,101,066.0589
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.869121          11.359161        10,865,202.8923
01/01/2012 to 12/31/2012         11.359161          12.728775         9,785,540.5006
01/01/2013 to 12/31/2013         12.728775          14.951838         8,843,397.9198
01/01/2014 to 04/25/2014         14.951838          14.961059                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.631519          15.129302         9,465,462.5687
01/01/2015 to 12/31/2015         15.129302          14.693033         8,564,468.9136
01/01/2016 to 12/31/2016         14.693033          15.479490         7,735,382.5940
01/01/2017 to 12/31/2017         15.479490          17.470017         6,899,467.8930
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.433363          11.001334        10,341,720.9605
01/01/2012 to 12/31/2012         11.001334          12.521385         9,561,677.4265
01/01/2013 to 12/31/2013         12.521385          15.508286         8,786,674.2764
01/01/2014 to 04/25/2014         15.508286          15.433457                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011          8.705670           9.287285           283,205.0557
01/01/2012 to 12/31/2012          9.287285          10.607388           279,143.4017
01/01/2013 to 04/26/2013         10.607388          11.410352                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.605151          15.189172         9,790,075.5260
01/01/2015 to 12/31/2015         15.189172          14.687175         8,694,683.7937
01/01/2016 to 12/31/2016         14.687175          15.622911         8,006,329.1257
01/01/2017 to 12/31/2017         15.622911          18.312712         7,219,930.0998
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         12.891225          14.179556         1,098,474.2262
01/01/2012 to 12/31/2012         14.179556          15.561525           922,366.7860
01/01/2013 to 12/31/2013         15.561525          20.895389           842,265.5324
01/01/2014 to 12/31/2014         20.895389          20.897477           739,785.0012
01/01/2015 to 12/31/2015         20.897477          18.568786           687,347.7130
01/01/2016 to 12/31/2016         18.568786          22.402325           635,801.0733
01/01/2017 to 12/31/2017         22.402325          24.800023           562,677.2757
--------------------------       ---------          ---------        ---------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      14.117863          14.128534              22,078.1006
01/01/2012 to 12/31/2012      14.128534          16.384184              17,666.9102
01/01/2013 to 12/31/2013      16.384184          20.564521              29,222.3590
01/01/2014 to 12/31/2014      20.564521          18.873780              41,082.0288
01/01/2015 to 12/31/2015      18.873780          19.633341              51,561.2982
01/01/2016 to 12/31/2016      19.633341          20.437259              48,767.0155
01/01/2017 to 12/31/2017      20.437259          26.224799              51,041.3775
--------------------------    ---------          ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016      22.197264          22.555955              38,780.6049
01/01/2017 to 12/31/2017      22.555955          26.361287              45,560.1230
--------------------------    ---------          ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
10/07/2011 to 12/31/2011      15.641228          16.843308              15,740.1313
01/01/2012 to 12/31/2012      16.843308          18.285402              15,193.0138
01/01/2013 to 12/31/2013      18.285402          23.870178              13,574.9735
01/01/2014 to 12/31/2014      23.870178          26.046242              12,644.4162
01/01/2015 to 12/31/2015      26.046242          25.555785               8,856.2281
01/01/2016 to 04/29/2016      25.555785          25.694247                   0.0000
--------------------------    ---------          ---------              -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
10/07/2011 to 12/31/2011      10.818062          11.831530           2,063,281.4749
01/01/2012 to 12/31/2012      11.831530          13.115000           1,797,494.5240
01/01/2013 to 12/31/2013      13.115000          17.225755           1,590,446.0032
01/01/2014 to 12/31/2014      17.225755          18.713913           1,371,646.8712
01/01/2015 to 12/31/2015      18.713913          18.824888           1,221,059.0128
01/01/2016 to 12/31/2016      18.824888          19.841206           1,078,220.9427
01/01/2017 to 12/31/2017      19.841206          23.210106             966,102.4791
--------------------------    ---------          ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013      14.687034          17.478966             144,370.8124
01/01/2014 to 12/31/2014      17.478966          19.062820             120,402.9333
01/01/2015 to 12/31/2015      19.062820          19.239169             110,841.5009
01/01/2016 to 12/31/2016      19.239169          19.900387             100,181.2576
01/01/2017 to 12/31/2017      19.900387          24.456917              94,174.8859
--------------------------    ---------          ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011      12.581193          12.979302             200,521.7353
01/01/2012 to 12/31/2012      12.979302          13.534252             178,642.0896
01/01/2013 to 04/26/2013      13.534252          14.592475                   0.0000
--------------------------    ---------          ---------           --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011      11.419304          11.879673             988,342.2311
01/01/2012 to 12/31/2012      11.879673          13.502034           1,937,479.1408
01/01/2013 to 12/31/2013      13.502034          18.159587           1,700,321.5416
01/01/2014 to 12/31/2014      18.159587          19.424182           1,468,594.0695
01/01/2015 to 12/31/2015      19.424182          21.120038           1,294,763.3470
01/01/2016 to 12/31/2016      21.120038          20.747453           1,138,807.0762
01/01/2017 to 12/31/2017      20.747453          27.957969             990,436.2931
--------------------------    ---------          ---------           --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          7.039173           7.434600          126,575.3673
01/01/2012 to 12/31/2012          7.434600           8.239005          113,734.1583
01/01/2013 to 04/26/2013          8.239005           8.847142                0.0000
--------------------------        --------           --------          ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         15.718005          15.896561           39,673.0290
01/01/2012 to 12/31/2012         15.896561          16.195277           36,825.3083
01/01/2013 to 12/31/2013         16.195277          15.520773           24,784.1741
01/01/2014 to 12/31/2014         15.520773          16.100319           35,309.1856
01/01/2015 to 12/31/2015         16.100319          15.827917           31,779.9998
01/01/2016 to 12/31/2016         15.827917          15.893742           30,031.5724
01/01/2017 to 12/31/2017         15.893742          16.093620           32,897.9700
--------------------------       ---------          ---------          ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
10/07/2011 to 12/31/2011         14.625731          16.065053            9,969.6013
01/01/2012 to 12/31/2012         16.065053          18.529086            8,479.9269
01/01/2013 to 12/31/2013         18.529086          24.195498           13,737.9080
01/01/2014 to 12/31/2014         24.195498          25.992035           35,548.2335
01/01/2015 to 12/31/2015         25.992035          24.882127           27,650.9840
01/01/2016 to 12/31/2016         24.882127          29.390215           35,605.7901
01/01/2017 to 12/31/2017         29.390215          33.421534           32,793.8108
--------------------------       ---------          ---------          ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         10.425254          10.533011            1,913.4036
01/01/2012 to 12/31/2012         10.533011          12.218310            3,495.4537
01/01/2013 to 12/31/2013         12.218310          14.594792            7,174.3472
01/01/2014 to 12/31/2014         14.594792          13.447120           26,027.4520
01/01/2015 to 12/31/2015         13.447120          13.053662           29,146.2181
01/01/2016 to 12/31/2016         13.053662          12.964422           27,701.7814
01/01/2017 to 12/31/2017         12.964422          15.882967           32,985.7365
--------------------------       ---------          ---------          ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         14.220124          16.040482           14,019.9739
01/01/2012 to 12/31/2012         16.040482          18.292316           16,590.4872
01/01/2013 to 12/31/2013         18.292316          24.852244           38,474.9412
01/01/2014 to 12/31/2014         24.852244          25.601821           38,262.1733
01/01/2015 to 12/31/2015         25.601821          24.040426           41,172.4661
01/01/2016 to 12/31/2016         24.040426          28.595307           56,272.2719
01/01/2017 to 12/31/2017         28.595307          32.150736           48,971.7089
--------------------------       ---------          ---------          ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.706630          11.654879        1,230,637.7469
01/01/2012 to 12/31/2012         11.654879          13.231815        1,155,970.9841
01/01/2013 to 12/31/2013         13.231815          17.141038        1,039,069.1187
01/01/2014 to 12/31/2014         17.141038          19.069063          841,400.8164
01/01/2015 to 12/31/2015         19.069063          18.928314          924,061.2335
01/01/2016 to 12/31/2016         18.928314          20.737852          898,821.1768
01/01/2017 to 12/31/2017         20.737852          24.730679          657,202.9216
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.211505          21.243229           72,137.0759
01/01/2014 to 12/31/2014         21.243229          23.102581           89,260.1969
01/01/2015 to 12/31/2015         23.102581          22.641679           98,788.7270
01/01/2016 to 12/31/2016         22.641679          25.410414          123,876.2470
01/01/2017 to 12/31/2017         25.410414          29.390578          109,490.6389
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          7.972620           8.646988        118,095.6921
01/01/2012 to 12/31/2012          8.646988           9.688314        132,449.8123
01/01/2013 to 04/26/2013          9.688314          10.604251              0.0000
--------------------------        --------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.035819          19.991446        400,167.7423
01/01/2014 to 12/31/2014         19.991446          19.605190        323,799.9808
01/01/2015 to 12/31/2015         19.605190          19.357631        272,416.3537
01/01/2016 to 12/31/2016         19.357631          22.543309        248,139.6339
01/01/2017 to 12/31/2017         22.543309          25.609996        209,017.3098
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
10/07/2011 to 12/31/2011         13.005133          14.194208        521,137.8097
01/01/2012 to 12/31/2012         14.194208          14.698643        461,962.5126
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         41.020248          51.708229        107,534.1052
01/01/2014 to 12/31/2014         51.708229          55.351098        101,610.5665
01/01/2015 to 12/31/2015         55.351098          60.168942         89,328.3608
01/01/2016 to 12/31/2016         60.168942          60.090876         82,176.8858
01/01/2017 to 12/31/2017         60.090876          78.898551         81,586.1916
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          5.952647           5.986033        639,629.6640
01/01/2012 to 12/31/2012          5.986033           6.601045        571,351.2899
01/01/2013 to 04/26/2013          6.601045           6.897369              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.698440          15.337245            310.0731
01/01/2012 to 12/31/2012         15.337245          15.473865            308.4450
01/01/2013 to 12/31/2013         15.473865          16.857599            306.9835
01/01/2014 to 12/31/2014         16.857599          13.460325            305.4701
01/01/2015 to 12/31/2015         13.460325           8.902713            303.8955
01/01/2016 to 12/31/2016          8.902713          12.587406            302.2954
01/01/2017 to 12/31/2017         12.587406          12.290245            300.8346
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.421115          29.430098        515,612.2197
01/01/2017 to 12/31/2017         29.430098          31.246253        497,167.7351
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         22.216614          23.505333        703,675.9571
01/01/2012 to 12/31/2012         23.505333          26.111964        608,129.8877
01/01/2013 to 12/31/2013         26.111964          27.734056        714,797.8730
01/01/2014 to 12/31/2014         27.734056          28.597570        477,493.9343
01/01/2015 to 12/31/2015         28.597570          27.517908        414,873.5296
01/01/2016 to 04/29/2016         27.517908          28.330980              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         29.001430          30.057318         56,888.4338
01/01/2017 to 12/31/2017         30.057318          31.927794         53,223.4529
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
10/07/2011 to 12/31/2011      12.257000          12.556481            71,129.6431
01/01/2012 to 12/31/2012      12.556481          13.764649            96,105.8755
01/01/2013 to 12/31/2013      13.764649          13.730420           106,240.4896
01/01/2014 to 12/31/2014      13.730420          14.105743           124,152.5290
01/01/2015 to 12/31/2015      14.105743          13.672696           133,615.7594
01/01/2016 to 04/29/2016      13.672696          14.000232                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011      17.189274          17.280596           544,529.0869
01/01/2012 to 12/31/2012      17.280596          17.514328           415,049.8305
01/01/2013 to 12/31/2013      17.514328          17.071751           351,807.6241
01/01/2014 to 12/31/2014      17.071751          17.220600           283,553.5725
01/01/2015 to 12/31/2015      17.220600          16.990796           223,749.0597
01/01/2016 to 12/31/2016      16.990796          16.883434           208,761.7901
01/01/2017 to 12/31/2017      16.883434          16.886233           170,628.7901

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.416510           9.713095         5,671,057.1241
01/01/2012 to 12/31/2012          9.713095          10.506265         7,885,757.5088
01/01/2013 to 12/31/2013         10.506265          11.474744         7,558,395.9363
01/01/2014 to 12/31/2014         11.474744          12.104244         6,812,970.5138
01/01/2015 to 12/31/2015         12.104244          11.963151         6,316,179.3101
01/01/2016 to 12/31/2016         11.963151          12.178353         5,764,592.9691
01/01/2017 to 12/31/2017         12.178353          13.597468         5,219,274.9340
--------------------------       ---------          ---------         --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996802           1.037898            91,213.1403
01/01/2015 to 12/31/2015          1.037898           1.009859         1,016,226.1903
01/01/2016 to 12/31/2016          1.009859           1.012137         1,138,770.1828
01/01/2017 to 12/31/2017          1.012137           1.148677         1,174,499.7384
--------------------------       ---------          ---------         --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.040363           9.422832        15,174,256.5760
01/01/2012 to 12/31/2012          9.422832          10.511129        14,559,008.3347
01/01/2013 to 12/31/2013         10.511129          12.242973        13,341,702.2998
01/01/2014 to 12/31/2014         12.242973          12.758332        14,084,098.2402
01/01/2015 to 12/31/2015         12.758332          12.448539        11,930,285.7531
01/01/2016 to 12/31/2016         12.448539          13.187937        11,642,578.6763
01/01/2017 to 12/31/2017         13.187937          15.144404        10,849,517.7242
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.287758           8.724143        10,335,102.1630
01/01/2012 to 12/31/2012          8.724143           9.957163         9,598,131.9531
01/01/2013 to 12/31/2013          9.957163          12.241176         9,920,133.1742
01/01/2014 to 12/31/2014         12.241176          12.797185         9,667,360.0381
01/01/2015 to 12/31/2015         12.797185          12.480129         9,519,750.8073
01/01/2016 to 12/31/2016         12.480129          13.362298         9,054,112.4329
01/01/2017 to 12/31/2017         13.362298          15.934169         8,622,619.7450
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          8.069396           8.547889         3,779,309.3913
01/01/2012 to 12/31/2012          8.547889           9.861290         3,496,682.2292
01/01/2013 to 12/31/2013          9.861290          12.576555         3,014,569.2270
01/01/2014 to 12/31/2014         12.576555          13.369741         2,791,364.6026
01/01/2015 to 12/31/2015         13.369741          13.990630         2,445,514.7955
01/01/2016 to 12/31/2016         13.990630          14.998904         2,259,572.2591
01/01/2017 to 12/31/2017         14.998904          18.852015         2,058,901.9169
--------------------------       ---------          ---------        ---------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
10/07/2011 to 12/31/2011          9.550940           9.885409         6,888,105.6463
01/01/2012 to 12/31/2012          9.885409          10.765856         6,344,947.1232
01/01/2013 to 12/31/2013         10.765856          12.009466         5,941,123.4244
01/01/2014 to 12/31/2014         12.009466          12.520354         5,519,929.3776
01/01/2015 to 12/31/2015         12.520354          12.213823         4,899,583.7886
01/01/2016 to 12/31/2016         12.213823          12.843658         4,788,458.0306
01/01/2017 to 12/31/2017         12.843658          14.257815         4,161,324.9758
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.185683          10.579250         6,276,133.2224
01/01/2012 to 12/31/2012         10.579250          11.492134        11,347,962.7076
01/01/2013 to 12/31/2013         11.492134          10.909788         8,044,991.6999
01/01/2014 to 12/31/2014         10.909788          11.149090         6,600,461.7443
01/01/2015 to 12/31/2015         11.149090           9.906825         5,077,637.6431
01/01/2016 to 12/31/2016          9.906825          10.607334         4,500,670.2739
01/01/2017 to 12/31/2017         10.607334          11.445606         4,054,739.4641
--------------------------       ---------          ---------        ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.257733           9.545976         9,031,805.4922
01/01/2012 to 12/31/2012          9.545976          10.236873        11,694,984.7966
01/01/2013 to 12/31/2013         10.236873          11.096263        11,047,910.5106
01/01/2014 to 12/31/2014         11.096263          11.548820        10,025,429.9797
01/01/2015 to 12/31/2015         11.548820          11.336124         9,336,715.9611
01/01/2016 to 12/31/2016         11.336124          11.633112         8,512,617.3193
01/01/2017 to 12/31/2017         11.633112          12.953256         7,579,751.3027
--------------------------       ---------          ---------        ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         18.762587          19.861185           870,932.7152
01/01/2012 to 12/31/2012         19.861185          22.743320           981,519.8349
01/01/2013 to 12/31/2013         22.743320          24.434687           830,339.2561
01/01/2014 to 12/31/2014         24.434687          24.802021           596,045.2187
01/01/2015 to 12/31/2015         24.802021          23.385369           586,471.2775
01/01/2016 to 12/31/2016         23.385369          26.191865           651,769.4115
01/01/2017 to 12/31/2017         26.191865          27.735947           614,188.3058
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.923333          10.515063         6,261,087.1205
01/01/2012 to 12/31/2012         10.515063          12.061485         5,606,319.8885
01/01/2013 to 12/31/2013         12.061485          15.349577         5,575,504.0722
01/01/2014 to 12/31/2014         15.349577          15.850816         5,069,985.6793
01/01/2015 to 12/31/2015         15.850816          15.263021         4,614,295.0948
01/01/2016 to 12/31/2016         15.263021          16.344835         4,024,702.7736
01/01/2017 to 12/31/2017         16.344835          19.745867         3,646,917.1746
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.178356           9.361335         8,615,631.3042
01/01/2012 to 12/31/2012          9.361335          10.403852        11,258,006.2754
01/01/2013 to 12/31/2013         10.403852          11.691635        14,685,723.6325
01/01/2014 to 12/31/2014         11.691635          12.597290        14,755,323.6626
01/01/2015 to 12/31/2015         12.597290          11.872752        13,963,572.9500
01/01/2016 to 12/31/2016         11.872752          12.642725        13,075,071.6191
01/01/2017 to 12/31/2017         12.642725          14.701682        12,340,386.5334
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.466471          15.400050         1,745,938.9641
01/01/2012 to 12/31/2012         15.400050          17.853291         1,477,939.5884
01/01/2013 to 12/31/2013         17.853291          23.236144         1,236,327.3402
01/01/2014 to 12/31/2014         23.236144          23.224704         1,048,635.0053
01/01/2015 to 12/31/2015         23.224704          21.587449           891,044.7786
01/01/2016 to 12/31/2016         21.587449          27.843274           767,078.9633
01/01/2017 to 12/31/2017         27.843274          30.562709           687,514.2546
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          9.600578           9.881769        1,629,712.7032
01/01/2012 to 12/31/2012          9.881769          11.544206        1,554,775.7798
01/01/2013 to 12/31/2013         11.544206          10.778868        1,596,472.0004
01/01/2014 to 12/31/2014         10.778868           9.901143        1,558,190.3139
01/01/2015 to 12/31/2015          9.901143           8.385404        1,612,334.0163
01/01/2016 to 12/31/2016          8.385404           9.187708        1,437,497.2226
01/01/2017 to 12/31/2017          9.187708          11.586489        1,328,325.3335
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.955235          10.223228          416,310.5234
01/01/2012 to 12/31/2012         10.223228          10.781338          538,503.6132
01/01/2013 to 12/31/2013         10.781338          11.000723          617,200.0755
01/01/2014 to 12/31/2014         11.000723          10.889452          409,711.8571
01/01/2015 to 12/31/2015         10.889452          10.611186          554,028.0772
01/01/2016 to 12/31/2016         10.611186          11.393584          580,528.7140
01/01/2017 to 12/31/2017         11.393584          11.608196          639,781.2203
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          9.703836           9.743895          174,811.0396
01/01/2012 to 12/31/2012          9.743895           9.995045          363,101.3683
01/01/2013 to 12/31/2013          9.995045           9.935655        1,084,378.0769
01/01/2014 to 12/31/2014          9.935655           9.866566        1,217,483.6779
01/01/2015 to 12/31/2015          9.866566           9.635047        1,639,593.8880
01/01/2016 to 12/31/2016          9.635047           9.764572        1,436,270.8923
01/01/2017 to 12/31/2017          9.764572           9.723415        1,476,396.0589
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011         11.845243          11.880428          123,804.7905
01/01/2012 to 12/31/2012         11.880428          13.341128           79,334.4361
01/01/2013 to 12/31/2013         13.341128          13.245689           77,744.4143
01/01/2014 to 12/31/2014         13.245689          13.164349           73,911.1003
01/01/2015 to 12/31/2015         13.164349          12.397834           71,298.4042
01/01/2016 to 12/31/2016         12.397834          12.289311           67,262.3202
01/01/2017 to 12/31/2017         12.289311          12.093585           62,707.8252
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.125493          12.926451          700,323.8114
01/01/2012 to 12/31/2012         12.926451          16.002101          679,389.0126
01/01/2013 to 12/31/2013         16.002101          16.282017          613,726.2284
01/01/2014 to 12/31/2014         16.282017          18.122311          766,114.7711
01/01/2015 to 12/31/2015         18.122311          17.558323          698,274.6675
01/01/2016 to 12/31/2016         17.558323          17.404553          659,523.4915
01/01/2017 to 12/31/2017         17.404553          18.941275          617,036.9436
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          6.841953           7.417176        2,092,369.8231
01/01/2012 to 12/31/2012          7.417176           8.636667        1,876,364.4859
01/01/2013 to 12/31/2013          8.636667          12.357081        2,349,066.1444
01/01/2014 to 12/31/2014         12.357081          14.436842        2,617,829.6241
01/01/2015 to 12/31/2015         14.436842          13.613734        2,596,366.5865
01/01/2016 to 12/31/2016         13.613734          13.736148        2,293,067.4522
01/01/2017 to 12/31/2017         13.736148          15.983387        2,044,022.7552
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
10/07/2011 to 12/31/2011        123.293609         127.724425            16,857.9907
01/01/2012 to 12/31/2012        127.724425         153.754409            22,053.2380
01/01/2013 to 12/31/2013        153.754409         194.579444            26,499.0277
01/01/2014 to 04/25/2014        194.579444         202.393676                 0.0000
--------------------------      ----------         ----------            -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         16.257435          16.275690         2,315,908.7036
01/01/2012 to 12/31/2012         16.275690          20.670059         2,030,456.0944
01/01/2013 to 12/31/2013         20.670059          26.504545         1,937,964.8981
01/01/2014 to 12/31/2014         26.504545          24.536719         1,902,582.2460
01/01/2015 to 12/31/2015         24.536719          23.020700         1,768,822.4687
01/01/2016 to 12/31/2016         23.020700          24.471249         1,625,716.8478
01/01/2017 to 12/31/2017         24.471249          31.365374         1,459,735.3285
--------------------------      ----------         ----------         --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471        13,589,493.2558
01/01/2013 to 12/31/2013          1.045471           1.046454        15,261,092.5902
01/01/2014 to 12/31/2014          1.046454           1.085687        13,343,071.8871
01/01/2015 to 12/31/2015          1.085687           1.021990        12,326,232.6915
01/01/2016 to 12/31/2016          1.021990           1.121928        14,226,390.9689
01/01/2017 to 12/31/2017          1.121928           1.212775        13,467,958.6054
--------------------------      ----------         ----------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.012745           9.777703           958,064.8916
01/01/2012 to 12/31/2012          9.777703          11.386622         1,057,626.4723
01/01/2013 to 12/31/2013         11.386622          15.149305         1,014,461.6831
01/01/2014 to 12/31/2014         15.149305          16.272764         1,419,527.6653
01/01/2015 to 12/31/2015         16.272764          15.035650         1,501,128.4135
01/01/2016 to 12/31/2016         15.035650          17.330567         1,508,561.1568
01/01/2017 to 12/31/2017         17.330567          20.099839         1,348,478.6999
--------------------------      ----------         ----------        ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         13.769532          14.967924           864,736.8237
01/01/2012 to 12/31/2012         14.967924          17.388169           784,137.3610
01/01/2013 to 12/31/2013         17.388169          23.951394           745,938.6184
01/01/2014 to 12/31/2014         23.951394          25.397771           657,045.6631
01/01/2015 to 12/31/2015         25.397771          24.530441           600,854.5033
01/01/2016 to 12/31/2016         24.530441          26.861220           583,220.6116
01/01/2017 to 12/31/2017         26.861220          33.083429           509,380.0986
--------------------------      ----------         ----------        ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.037623          10.474723         2,046,645.1401
01/01/2014 to 12/31/2014         10.474723          10.817135         1,908,590.6666
01/01/2015 to 12/31/2015         10.817135          10.680816         1,482,994.2190
01/01/2016 to 12/31/2016         10.680816          10.729571         1,450,260.0646
01/01/2017 to 12/31/2017         10.729571          10.893117         1,365,342.4832
--------------------------      ----------         ----------        ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011         10.532360          10.665052         2,868,667.9830
01/01/2012 to 12/31/2012         10.665052          10.994233         2,799,901.7734
01/01/2013 to 04/26/2013         10.994233          10.965528                 0.0000
--------------------------      ----------         ----------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513         5,781,678.2976
01/01/2013 to 12/31/2013          1.047513           1.142433        17,565,443.6952
01/01/2014 to 12/31/2014          1.142433           1.200926        20,522,830.2597
01/01/2015 to 12/31/2015          1.200926           1.190645        21,235,917.2204
01/01/2016 to 12/31/2016          1.190645           1.203955        20,275,621.1757
01/01/2017 to 12/31/2017          1.203955           1.380204        18,640,597.9273
--------------------------        --------           --------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         11.778842          12.422254           897,186.6595
01/01/2012 to 12/31/2012         12.422254          14.272304           804,009.2089
01/01/2013 to 12/31/2013         14.272304          16.426933           684,376.7472
01/01/2014 to 12/31/2014         16.426933          16.701626           574,929.7539
01/01/2015 to 12/31/2015         16.701626          16.613369           499,172.6241
01/01/2016 to 12/31/2016         16.613369          17.105049           417,506.6311
01/01/2017 to 12/31/2017         17.105049          20.670092           349,342.0341
--------------------------       ---------          ---------        ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/12/2012 to 12/31/2012          0.987526           1.013133            14,859.1060
01/01/2013 to 12/31/2013          1.013133           1.124426         4,035,944.2235
01/01/2014 to 12/31/2014          1.124426           1.207247         8,831,029.0449
01/01/2015 to 12/31/2015          1.207247           1.171927         9,947,645.3200
01/01/2016 to 12/31/2016          1.171927           1.201823         9,640,467.1588
01/01/2017 to 12/31/2017          1.201823           1.364606         9,326,316.7891
--------------------------       ---------          ---------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         12.144485          12.315804         1,451,252.3352
01/01/2012 to 12/31/2012         12.315804          14.122923         1,356,246.8699
01/01/2013 to 12/31/2013         14.122923          16.550500         1,220,678.8154
01/01/2014 to 12/31/2014         16.550500          15.133116         1,100,374.5092
01/01/2015 to 12/31/2015         15.133116          14.606784         1,037,707.0313
01/01/2016 to 12/31/2016         14.606784          14.227740           951,290.4147
01/01/2017 to 12/31/2017         14.227740          17.918161           818,774.5442
--------------------------       ---------          ---------        ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089                 0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564           177,860.9089
01/01/2016 to 12/31/2016          0.959564           1.047802         2,545,765.7390
01/01/2017 to 12/31/2017          1.047802           1.159392         2,824,830.6850
--------------------------       ---------          ---------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         14.383383          14.647270         3,925,981.3901
01/01/2012 to 12/31/2012         14.647270          15.706100         3,926,677.4296
01/01/2013 to 12/31/2013         15.706100          14.002111         3,292,234.6182
01/01/2014 to 12/31/2014         14.002111          14.157275         2,842,547.0512
01/01/2015 to 12/31/2015         14.157275          13.479002         2,435,278.1898
01/01/2016 to 12/31/2016         13.479002          13.905304         2,252,194.0343
01/01/2017 to 12/31/2017         13.905304          14.138586         2,262,643.9417
--------------------------       ---------          ---------        ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         15.729057          16.068936         7,781,167.3270
01/01/2012 to 12/31/2012         16.068936          17.252528         7,561,249.3533
01/01/2013 to 12/31/2013         17.252528          16.628506         6,568,373.0291
01/01/2014 to 12/31/2014         16.628506          17.024993         5,751,741.4106
01/01/2015 to 12/31/2015         17.024993          16.730484         4,325,908.6290
01/01/2016 to 12/31/2016         16.730484          16.869299         3,916,493.3498
01/01/2017 to 12/31/2017         16.869299          17.323540         3,958,841.3765
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.597416          10.730125         1,867,594.4204
01/01/2012 to 12/31/2012         10.730125          10.875038         2,787,496.6231
01/01/2013 to 12/31/2013         10.875038          10.203401         1,546,251.6604
01/01/2014 to 12/31/2014         10.203401          10.784057         1,470,145.5307
01/01/2015 to 12/31/2015         10.784057          10.642551         1,256,532.6004
01/01/2016 to 12/31/2016         10.642551          10.595690         1,238,912.6121
01/01/2017 to 12/31/2017         10.595690          10.683085         1,062,111.3225
--------------------------       ---------          ---------         --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215119          10.726847           285,431.0588
01/01/2014 to 12/31/2014         10.726847          11.451591           602,332.8281
01/01/2015 to 12/31/2015         11.451591          11.112109         2,008,844.4763
01/01/2016 to 12/31/2016         11.112109          11.417906         1,916,016.7790
01/01/2017 to 12/31/2017         11.417906          13.068566         1,817,169.3874
--------------------------       ---------          ---------         --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582         6,185,048.1704
01/01/2013 to 12/31/2013          1.065582           1.152969        15,375,194.1818
01/01/2014 to 12/31/2014          1.152969           1.220650        15,798,590.7675
01/01/2015 to 12/31/2015          1.220650           1.188929        21,496,129.4921
01/01/2016 to 12/31/2016          1.188929           1.234350        20,030,101.6592
01/01/2017 to 12/31/2017          1.234350           1.386406        18,464,883.5768
--------------------------       ---------          ---------        ---------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.780347          11.390862         3,418,486.3701
01/01/2012 to 12/31/2012         11.390862          12.629955         3,190,895.8286
01/01/2013 to 12/31/2013         12.629955          14.015779         2,715,902.3492
01/01/2014 to 12/31/2014         14.015779          14.573082         2,572,478.0647
01/01/2015 to 12/31/2015         14.573082          14.039123         2,255,037.4453
01/01/2016 to 12/31/2016         14.039123          14.593535         2,070,850.8473
01/01/2017 to 12/31/2017         14.593535          16.615538         1,866,877.0784
--------------------------       ---------          ---------        ---------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.015478          10.632939         2,207,831.6137
01/01/2012 to 12/31/2012         10.632939          12.018082         2,284,146.2814
01/01/2013 to 12/31/2013         12.018082          13.943906         2,271,589.9336
01/01/2014 to 12/31/2014         13.943906          14.439035         2,188,708.7904
01/01/2015 to 12/31/2015         14.439035          13.860629         1,603,432.1289
01/01/2016 to 12/31/2016         13.860629          14.557192         1,426,111.1610
01/01/2017 to 12/31/2017         14.557192          17.114432         1,357,580.1376
--------------------------       ---------          ---------        ---------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         40.596963          44.743119           635,043.3189
01/01/2012 to 12/31/2012         44.743119          51.866902           590,548.9292
01/01/2013 to 12/31/2013         51.866902          68.181976           576,258.1376
01/01/2014 to 12/31/2014         68.181976          75.897068           553,574.9940
01/01/2015 to 12/31/2015         75.897068          71.905935           475,033.8810
01/01/2016 to 12/31/2016         71.905935          81.924301           428,228.3129
01/01/2017 to 12/31/2017         81.924301          94.151854           400,128.5029
--------------------------       ---------          ---------        ---------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011          9.138223           9.800815         3,511,330.1040
01/01/2012 to 12/31/2012          9.800815          10.947584         3,188,985.7697
01/01/2013 to 12/31/2013         10.947584          14.692799         2,834,434.2261
01/01/2014 to 12/31/2014         14.692799          16.282305         2,386,281.0893
01/01/2015 to 12/31/2015         16.282305          17.067600         1,947,980.7300
01/01/2016 to 12/31/2016         17.067600          17.813988         1,749,731.6766
01/01/2017 to 12/31/2017         17.813988          21.837405         1,490,433.5439
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         20.804082          23.144786           209,167.5949
01/01/2012 to 12/31/2012         23.144786          26.083594           169,738.4607
01/01/2013 to 12/31/2013         26.083594          33.398816           144,128.0560
01/01/2014 to 12/31/2014         33.398816          35.984283           195,788.3785
01/01/2015 to 12/31/2015         35.984283          32.184148           222,380.3688
01/01/2016 to 12/31/2016         32.184148          36.529158           230,168.7809
01/01/2017 to 12/31/2017         36.529158          39.298482           216,608.5816
--------------------------       ---------          ---------           ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         12.799172          13.964054         1,012,675.9693
01/01/2012 to 12/31/2012         13.964054          16.206485           904,895.6265
01/01/2013 to 12/31/2013         16.206485          21.125154           789,284.0815
01/01/2014 to 12/31/2014         21.125154          23.504834           706,298.1781
01/01/2015 to 12/31/2015         23.504834          20.990857           584,483.8168
01/01/2016 to 12/31/2016         20.990857          23.346014           519,154.7064
01/01/2017 to 12/31/2017         23.346014          25.417609           449,078.5181
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.042406          13.184184         1,426,311.2961
01/01/2014 to 12/31/2014         13.184184          12.522304         1,302,313.9885
01/01/2015 to 12/31/2015         12.522304          12.038017           916,231.5728
01/01/2016 to 12/31/2016         12.038017          12.426654           901,842.0619
01/01/2017 to 12/31/2017         12.426654          16.472381           766,786.7280
--------------------------       ---------          ---------         --------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
10/07/2011 to 12/31/2011          7.217205           7.486399         2,632,595.1694
01/01/2012 to 12/31/2012          7.486399           8.638908         2,334,416.1737
01/01/2013 to 04/26/2013          8.638908           8.949795                 0.0000
--------------------------       ---------          ---------         --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.099760          10.059165         7,458,604.0332
01/01/2012 to 12/31/2012         10.059165           9.883705         5,071,405.9321
01/01/2013 to 12/31/2013          9.883705           9.712238         4,624,974.0332
01/01/2014 to 12/31/2014          9.712238           9.543745         4,196,690.0924
01/01/2015 to 12/31/2015          9.543745           9.378175         4,718,394.5202
01/01/2016 to 12/31/2016          9.378175           9.225813         3,790,678.8024
01/01/2017 to 12/31/2017          9.225813           9.123732         3,095,629.1572
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.513985          13.749101           398,211.0802
01/01/2015 to 12/31/2015         13.749101          13.431465           632,648.8426
01/01/2016 to 12/31/2016         13.431465          13.796365           722,498.8665
01/01/2017 to 12/31/2017         13.796365          14.497549           947,110.1965
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         11.448031          11.830850        16,592,336.7208
01/01/2012 to 12/31/2012         11.830850          12.892990        15,754,783.9479
01/01/2013 to 12/31/2013         12.892990          13.819648        11,939,087.0285
01/01/2014 to 04/25/2014         13.819648          13.917987                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         11.238331          11.673042        22,281,647.5233
01/01/2012 to 12/31/2012         11.673042          12.891083        20,830,452.2319
01/01/2013 to 12/31/2013         12.891083          14.469509        18,712,679.6285
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.099853          14.460114        27,235,792.0427
01/01/2015 to 12/31/2015         14.460114          14.056737        23,681,147.8920
01/01/2016 to 12/31/2016         14.056737          14.653790        21,188,140.9937
01/01/2017 to 12/31/2017         14.653790          15.932804        18,177,563.4982
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.794050          11.278110        53,830,140.2053
01/01/2012 to 12/31/2012         11.278110          12.625255        49,469,018.7129
01/01/2013 to 12/31/2013         12.625255          14.815420        46,086,627.2914
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.499935          14.983098        41,981,591.6753
01/01/2015 to 12/31/2015         14.983098          14.536495        37,725,005.2600
01/01/2016 to 12/31/2016         14.536495          15.299267        33,780,770.7279
01/01/2017 to 12/31/2017         15.299267          17.249415        30,108,742.1825
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         10.361291          10.922825        55,720,605.5803
01/01/2012 to 12/31/2012         10.922825          12.419539        50,881,185.5886
01/01/2013 to 12/31/2013         12.419539          15.366779        50,261,141.0705
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
10/07/2011 to 12/31/2011          8.675627           9.253106         3,758,850.3330
01/01/2012 to 12/31/2012          9.253106          10.557734         3,604,520.1753
01/01/2013 to 04/26/2013         10.557734          11.353330                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.473789          15.042373        49,683,117.7582
01/01/2015 to 12/31/2015         15.042373          14.530683        45,266,188.4692
01/01/2016 to 12/31/2016         14.530683          15.441002        40,816,532.0544
01/01/2017 to 12/31/2017         15.441002          18.081453        36,476,448.6870
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         12.772095          14.045289         1,191,623.4151
01/01/2012 to 12/31/2012         14.045289          15.398682         1,062,669.8414
01/01/2013 to 12/31/2013         15.398682          20.656077           909,699.7145
01/01/2014 to 12/31/2014         20.656077          20.637482           790,769.0743
01/01/2015 to 12/31/2015         20.637482          18.319423           676,231.8833
01/01/2016 to 12/31/2016         18.319423          22.079394           612,201.6575
01/01/2017 to 12/31/2017         22.079394          24.418175           547,843.2687
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011      14.076453          14.083849             248,471.2541
01/01/2012 to 12/31/2012      14.083849          16.315960             207,967.0234
01/01/2013 to 12/31/2013      16.315960          20.458437             221,011.9658
01/01/2014 to 12/31/2014      20.458437          18.757640             232,794.9276
01/01/2015 to 12/31/2015      18.757640          19.493020             205,998.3742
01/01/2016 to 12/31/2016      19.493020          20.270913             166,721.8583
01/01/2017 to 12/31/2017      20.270913          25.985438             173,881.3627
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016      21.897491          22.236591             161,372.5621
01/01/2017 to 12/31/2017      22.236591          25.962156             158,345.7145
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
10/07/2011 to 12/31/2011      15.367074          16.544278              60,241.1375
01/01/2012 to 12/31/2012      16.544278          17.942723              67,625.4960
01/01/2013 to 12/31/2013      17.942723          23.399440              73,838.0464
01/01/2014 to 12/31/2014      23.399440          25.507070              71,817.6008
01/01/2015 to 12/31/2015      25.507070          25.001745              88,874.7119
01/01/2016 to 04/29/2016      25.001745          25.128938                   0.0000
--------------------------    ---------          ---------             ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
10/07/2011 to 12/31/2011      10.718129          11.719538           4,247,790.9302
01/01/2012 to 12/31/2012      11.719538          12.977808           3,639,505.8002
01/01/2013 to 12/31/2013      12.977808          17.028538           3,085,462.6997
01/01/2014 to 12/31/2014      17.028538          18.481165           2,606,206.0746
01/01/2015 to 12/31/2015      18.481165          18.572178           1,988,409.4220
01/01/2016 to 12/31/2016      18.572178          19.555289           1,729,777.6836
01/01/2017 to 12/31/2017      19.555289          22.852853           1,450,459.0248
--------------------------    ---------          ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013      14.555344          17.310581             397,566.6573
01/01/2014 to 12/31/2014      17.310581          18.860303             369,417.9991
01/01/2015 to 12/31/2015      18.860303          19.015748             330,210.5036
01/01/2016 to 12/31/2016      19.015748          19.649625             302,023.5369
01/01/2017 to 12/31/2017      19.649625          24.124685             267,058.2634
--------------------------    ---------          ---------           --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011      12.487876          12.880067             547,371.3652
01/01/2012 to 12/31/2012      12.880067          13.417273             476,470.8879
01/01/2013 to 04/26/2013      13.417273          14.461751                   0.0000
--------------------------    ---------          ---------           --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011      11.311962          11.765296           1,571,504.4441
01/01/2012 to 12/31/2012      11.765296          13.358605           2,574,947.6990
01/01/2013 to 12/31/2013      13.358605          17.948732           2,333,821.9085
01/01/2014 to 12/31/2014      17.948732          19.179453           2,023,452.4397
01/01/2015 to 12/31/2015      19.179453          20.833099           1,710,224.0089
01/01/2016 to 12/31/2016      20.833099          20.445118           1,572,748.2896
01/01/2017 to 12/31/2017      20.445118          27.523129           1,325,820.8842
--------------------------    ---------          ---------           --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011          7.011485           7.403653          476,446.3291
01/01/2012 to 12/31/2012          7.403653           8.196467          371,920.3657
01/01/2013 to 04/26/2013          8.196467           8.798666                0.0000
--------------------------        --------           --------          ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         15.516277          15.688931          468,494.1809
01/01/2012 to 12/31/2012         15.688931          15.967684          558,690.0426
01/01/2013 to 12/31/2013         15.967684          15.287359          578,517.1887
01/01/2014 to 12/31/2014         15.287359          15.842341          665,699.0394
01/01/2015 to 12/31/2015         15.842341          15.558733          733,545.1804
01/01/2016 to 12/31/2016         15.558733          15.607822          780,822.8603
01/01/2017 to 12/31/2017         15.607822          15.788352          698,619.3520
--------------------------       ---------          ---------          ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
10/07/2011 to 12/31/2011         14.461856          15.881398          128,276.6954
01/01/2012 to 12/31/2012         15.881398          18.298861          139,688.8559
01/01/2013 to 12/31/2013         18.298861          23.871000          261,800.7353
01/01/2014 to 12/31/2014         23.871000          25.617806          229,419.4811
01/01/2015 to 12/31/2015         25.617806          24.499360          289,364.1737
01/01/2016 to 12/31/2016         24.499360          28.909188          273,329.2459
01/01/2017 to 12/31/2017         28.909188          32.841772          256,357.5403
--------------------------       ---------          ---------          ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         10.291389          10.395367          235,818.5508
01/01/2012 to 12/31/2012         10.395367          12.046530          216,782.3733
01/01/2013 to 12/31/2013         12.046530          14.375224          363,515.0324
01/01/2014 to 12/31/2014         14.375224          13.231571          404,245.0967
01/01/2015 to 12/31/2015         13.231571          12.831574          549,557.6176
01/01/2016 to 12/31/2016         12.831574          12.731112          526,679.1645
01/01/2017 to 12/31/2017         12.731112          15.581600          500,262.2381
--------------------------       ---------          ---------          ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
10/07/2011 to 12/31/2011         14.037523          15.830866          164,138.9444
01/01/2012 to 12/31/2012         15.830866          18.035140          207,293.7913
01/01/2013 to 12/31/2013         18.035140          24.478371          266,413.3726
01/01/2014 to 12/31/2014         24.478371          25.191460          288,739.3013
01/01/2015 to 12/31/2015         25.191460          23.631436          297,183.2617
01/01/2016 to 12/31/2016         23.631436          28.080742          268,298.1189
01/01/2017 to 12/31/2017         28.080742          31.540731          256,620.9364
--------------------------       ---------          ---------          ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011         10.600073          11.536230        2,110,295.5522
01/01/2012 to 12/31/2012         11.536230          13.083956        2,382,117.3539
01/01/2013 to 12/31/2013         13.083956          16.932566        2,384,393.9986
01/01/2014 to 12/31/2014         16.932566          18.818315        2,246,284.1775
01/01/2015 to 12/31/2015         18.818315          18.660743        2,035,302.0245
01/01/2016 to 12/31/2016         18.660743          20.424272        2,016,953.6186
01/01/2017 to 12/31/2017         20.424272          24.332460        1,764,183.2705
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.944162          20.917289          503,095.1085
01/01/2014 to 12/31/2014         20.917289          22.725377          454,358.7132
01/01/2015 to 12/31/2015         22.725377          22.249734          449,148.0048
01/01/2016 to 12/31/2016         22.249734          24.945586          487,429.6789
01/01/2017 to 12/31/2017         24.945586          28.824199          444,414.0041
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          7.945102           8.615160          786,464.9821
01/01/2012 to 12/31/2012          8.615160           9.642956          713,257.6515
01/01/2013 to 04/26/2013          9.642956          10.551252                0.0000
--------------------------        --------          ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.851452          19.748305          402,766.1674
01/01/2014 to 12/31/2014         19.748305          19.347381          348,408.1583
01/01/2015 to 12/31/2015         19.347381          19.083981          306,544.6948
01/01/2016 to 12/31/2016         19.083981          22.202417          282,352.9720
01/01/2017 to 12/31/2017         22.202417          25.197596          243,841.9549
--------------------------       ---------          ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
10/07/2011 to 12/31/2011         12.875703          14.049713          482,948.0700
01/01/2012 to 12/31/2012         14.049713          14.534389          427,820.6872
01/01/2013 to 04/26/2013         14.534389          15.741755                0.0000
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         40.173489          50.606759          195,444.0182
01/01/2014 to 12/31/2014         50.606759          54.117877          216,954.5920
01/01/2015 to 12/31/2015         54.117877          58.769578          235,110.8004
01/01/2016 to 12/31/2016         58.769578          58.634662          211,863.4686
01/01/2017 to 12/31/2017         58.634662          76.909901          209,412.8895
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
10/07/2011 to 12/31/2011          5.897651           5.929364        1,394,267.7186
01/01/2012 to 12/31/2012          5.929364           6.531984        1,103,095.6420
01/01/2013 to 04/26/2013          6.531984           6.823038                0.0000
--------------------------       ---------          ---------        --------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         14.655312          15.288720          238,477.2294
01/01/2012 to 12/31/2012         15.288720          15.409403          244,334.6116
01/01/2013 to 12/31/2013         15.409403          16.770589          187,660.2236
01/01/2014 to 12/31/2014         16.770589          13.377435          183,855.7194
01/01/2015 to 12/31/2015         13.377435           8.839019          206,882.8493
01/01/2016 to 12/31/2016          8.839019          12.484863          175,186.1834
01/01/2017 to 12/31/2017         12.484863          12.177974          181,663.9353
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.816144          28.784562          707,485.2257
01/01/2017 to 12/31/2017         28.784562          30.530425          670,294.5099
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
10/07/2011 to 12/31/2011         22.011468          23.282932        1,012,934.5142
01/01/2012 to 12/31/2012         23.282932          25.838916          968,505.0569
01/01/2013 to 12/31/2013         25.838916          27.416616          912,244.2604
01/01/2014 to 12/31/2014         27.416616          28.241992          782,372.0355
01/01/2015 to 12/31/2015         28.241992          27.148581          634,266.5096
01/01/2016 to 04/29/2016         27.148581          27.941552                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.384110          29.398029          327,623.6888
01/01/2017 to 12/31/2017         29.398029          31.196357          280,682.7761
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
10/07/2011 to 12/31/2011      12.217315          12.512948           452,133.2416
01/01/2012 to 12/31/2012      12.512948          13.703146           436,101.8418
01/01/2013 to 12/31/2013      13.703146          13.655406           421,354.7081
01/01/2014 to 12/31/2014      13.655406          14.014656           429,777.1853
01/01/2015 to 12/31/2015      14.014656          13.570825           785,412.3490
01/01/2016 to 04/29/2016      13.570825          13.891353                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
10/07/2011 to 12/31/2011      16.900459          16.986337           689,015.3491
01/01/2012 to 12/31/2012      16.986337          17.198787           610,046.0423
01/01/2013 to 12/31/2013      17.198787          16.747425           537,936.8763
01/01/2014 to 12/31/2014      16.747425          16.876560           477,768.6113
01/01/2015 to 12/31/2015      16.876560          16.634701           467,028.9623
01/01/2016 to 12/31/2016      16.634701          16.513066           453,737.5492
01/01/2017 to 12/31/2017      16.513066          16.499340           397,472.7522

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account
A) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended or since inception, the statements of changes in net assets for each of the two years in the period then ended or since inception, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended or since inception, the changes in their net assets for each of the two years in the period then ended or since inception, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 1998.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                                                  AMERICAN FUNDS
                                               ALGER SMALL CAP       AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                                   GROWTH                 BOND               GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............   $        53,660,724   $       135,763,688   $       313,542,121   $       119,808,052
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            53,660,724           135,763,688           313,542,121           119,808,052
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    --                    55                   110                   130
   Due to Brighthouse Life Insurance
     Company..............................                    --                     1                     1                     1
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                    --                    56                   111                   131
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $        53,660,724   $       135,763,632   $       313,542,010   $       119,807,921
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        53,660,724   $       135,759,096   $       313,465,279   $       119,805,658
   Net assets from contracts in payout....                    --                 4,536                76,731                 2,263
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets...................   $        53,660,724   $       135,763,632   $       313,542,010   $       119,807,921
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                             BHFTI ALLIANZ
                                                                                                           GLOBAL INVESTORS
                                             AMERICAN FUNDS      AMERICAN FUNDS       BHFTI AB GLOBAL           DYNAMIC
                                                 GROWTH           GROWTH-INCOME     DYNAMIC ALLOCATION     MULTI-ASSET PLUS
                                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       785,751,859  $       403,461,649  $     3,260,338,955  $       114,069,876
   Due from Brighthouse Life Insurance
     Company............................                    1                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          785,751,860          403,461,649        3,260,338,955          114,069,876
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  107                   92                  167                  126
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  107                   92                  167                  126
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       785,751,753  $       403,461,557  $     3,260,338,788  $       114,069,750
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       785,657,246  $       403,331,366  $     3,259,960,576  $       114,053,048
   Net assets from contracts in payout..               94,507              130,191              378,212               16,702
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       785,751,753  $       403,461,557  $     3,260,338,788  $       114,069,750
                                          ===================  ===================  ===================  ===================

                                                  BHFTI
                                             AMERICAN FUNDS            BHFTI                BHFTI                 BHFTI
                                                BALANCED          AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS
                                               ALLOCATION        GROWTH ALLOCATION         GROWTH          MODERATE ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,411,543,595  $      1,978,846,814  $       747,840,849  $     1,633,368,205
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................        3,411,543,595         1,978,846,814          747,840,849        1,633,368,205
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   88                   186                  112                  160
   Due to Brighthouse Life Insurance
     Company............................                   --                     1                   --                    1
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   88                   187                  112                  161
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     3,411,543,507  $      1,978,846,627  $       747,840,737  $     1,633,368,044
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,410,870,849  $      1,978,196,576  $       747,827,684  $     1,632,364,738
   Net assets from contracts in payout..              672,658               650,051               13,053            1,003,306
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     3,411,543,507  $      1,978,846,627  $       747,840,737  $     1,633,368,044
                                          ===================  ====================  ===================  ====================


                                                BHFTI AQR              BHFTI
                                               GLOBAL RISK       BLACKROCK GLOBAL
                                                BALANCED        TACTICAL STRATEGIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $      2,373,211,993  $     5,151,909,262
   Due from Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
       Total Assets.....................         2,373,211,993        5,151,909,263
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   135                  148
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   135                  148
                                          --------------------  -------------------

NET ASSETS..............................  $      2,373,211,858  $     5,151,909,115
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,372,730,172  $     5,151,581,875
   Net assets from contracts in payout..               481,686              327,240
                                          --------------------  -------------------
       Total Net Assets.................  $      2,373,211,858  $     5,151,909,115
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                       BHFTI
                                                  BHFTI             BRIGHTHOUSE             BHFTI                 BHFTI
                                                BLACKROCK              ASSET             BRIGHTHOUSE           BRIGHTHOUSE
                                               HIGH YIELD         ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        232,649,302  $       615,557,473  $     7,952,160,132  $        261,043,198
   Due from Brighthouse Life Insurance
     Company............................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           232,649,302          615,557,474        7,952,160,132           261,043,198
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   204                  120                  103                   156
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   204                  120                  103                   156
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        232,649,098  $       615,557,354  $     7,952,160,029  $        261,043,042
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        232,617,311  $       615,113,338  $     7,951,623,382  $        260,731,559
   Net assets from contracts in payout..                31,787              444,016              536,647               311,483
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        232,649,098  $       615,557,354  $     7,952,160,029  $        261,043,042
                                          ====================  ===================  ===================  ====================

                                                                                                                  BHFTI
                                                 BHFTI                BHFTI                 BHFTI             BRIGHTHOUSE/
                                             BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/          FRANKLIN LOW
                                           ABERDEEN EMERGING         ARTISAN             EATON VANCE            DURATION
                                            MARKETS EQUITY        INTERNATIONAL         FLOATING RATE         TOTAL RETURN
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       427,076,910  $           311,031  $         62,559,000  $        149,708,348
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                     1                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................          427,076,910              311,031            62,559,001           149,708,348
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  194                   49                   152                   171
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                  195                   49                   152                   171
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $       427,076,715  $           310,982  $         62,558,849  $        149,708,177
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       426,988,377  $           310,982  $         62,545,207  $        149,614,584
   Net assets from contracts in payout..               88,338                   --                13,642                93,593
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $       427,076,715  $           310,982  $         62,558,849  $        149,708,177
                                          ===================  ===================  ====================  ====================

                                                  BHFTI               BHFTI
                                              BRIGHTHOUSE/        BRIGHTHOUSE/
                                                TEMPLETON          WELLINGTON
                                              INTERNATIONAL         LARGE CAP
                                                  BOND              RESEARCH
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        37,465,445  $        16,261,808
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Assets....................           37,465,445           16,261,808
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  121                  129
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                  121                  129
                                          -------------------  -------------------

NET ASSETS..............................  $        37,465,324  $        16,261,679
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        37,465,324  $        16,261,679
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $        37,465,324  $        16,261,679
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                       BHFTI
                                              BHFTI CLARION         CLEARBRIDGE              BHFTI            BHFTI INVESCO
                                                 GLOBAL             AGGRESSIVE          HARRIS OAKMARK        BALANCED-RISK
                                               REAL ESTATE            GROWTH             INTERNATIONAL         ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        269,483,462  $       473,172,102  $        665,787,732  $     1,045,420,060
   Due from Brighthouse Life Insurance
     Company............................                    --                    2                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           269,483,462          473,172,104           665,787,732        1,045,420,060
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   205                  259                   184                  174
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   206                  259                   184                  174
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        269,483,256  $       473,171,845  $        665,787,548  $     1,045,419,886
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        269,382,076  $       473,067,216  $        665,412,954  $     1,045,339,123
   Net assets from contracts in payout..               101,180              104,629               374,594               80,763
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        269,483,256  $       473,171,845  $        665,787,548  $     1,045,419,886
                                          ====================  ===================  ====================  ===================

                                                                                                                  BHFTI
                                                                   BHFTI INVESCO            BHFTI               JPMORGAN
                                             BHFTI INVESCO           SMALL CAP            JPMORGAN            GLOBAL ACTIVE
                                               COMSTOCK               GROWTH              CORE BOND            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       772,000,637  $       328,908,451  $        342,738,339  $     1,175,046,150
   Due from Brighthouse Life Insurance
     Company............................                    1                    2                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          772,000,638          328,908,453           342,738,339        1,175,046,150
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  206                  291                   134                  137
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  206                  291                   134                  138
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       772,000,432  $       328,908,162  $        342,738,205  $     1,175,046,012
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       771,819,495  $       328,677,940  $        342,732,903  $     1,175,024,276
   Net assets from contracts in payout..              180,937              230,222                 5,302               21,736
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       772,000,432  $       328,908,162  $        342,738,205  $     1,175,046,012
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                                JPMORGAN               BHFTI
                                                SMALL CAP          LOOMIS SAYLES
                                                  VALUE           GLOBAL MARKETS
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         24,296,429  $       157,610,420
   Due from Brighthouse Life Insurance
     Company............................                     1                   --
                                          --------------------  -------------------
       Total Assets.....................            24,296,430          157,610,420
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   258                  137
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   258                  137
                                          --------------------  -------------------

NET ASSETS..............................  $         24,296,172  $       157,610,283
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         24,287,641  $       157,578,950
   Net assets from contracts in payout..                 8,531               31,333
                                          --------------------  -------------------
       Total Net Assets.................  $         24,296,172  $       157,610,283
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                  BHFTI
                                                 METLIFE             BHFTI MFS               BHFTI                BHFTI
                                               MULTI-INDEX           RESEARCH           MORGAN STANLEY         OPPENHEIMER
                                              TARGETED RISK        INTERNATIONAL        MID CAP GROWTH        GLOBAL EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        977,135,475  $       276,582,672  $       246,048,682  $         66,932,092
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    1                     5
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           977,135,475          276,582,672          246,048,683            66,932,097
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   142                  206                  195                   150
   Due to Brighthouse Life Insurance
     Company............................                    11                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   153                  207                  195                   150
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        977,135,322  $       276,582,465  $       246,048,488  $         66,931,947
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        977,132,637  $       276,448,476  $       246,002,047  $         66,931,947
   Net assets from contracts in payout..                 2,685              133,989               46,441                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        977,135,322  $       276,582,465  $       246,048,488  $         66,931,947
                                          ====================  ===================  ===================  ====================

                                                  BHFTI                                                           BHFTI
                                                PANAGORA               BHFTI                 BHFTI               PYRAMIS
                                                 GLOBAL           PIMCO INFLATION            PIMCO             GOVERNMENT
                                            DIVERSIFIED RISK      PROTECTED BOND         TOTAL RETURN            INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        154,257,012  $       633,945,131  $     1,482,271,074  $        576,103,831
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           154,257,012          633,945,131        1,482,271,074           576,103,831
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   154                  183                  190                   190
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                    1                     1
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   154                  184                  191                   191
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        154,256,858  $       633,944,947  $     1,482,270,883  $        576,103,640
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        154,216,172  $       633,722,370  $     1,481,853,178  $        576,026,810
   Net assets from contracts in payout..                40,686              222,577              417,705                76,830
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        154,256,858  $       633,944,947  $     1,482,270,883  $        576,103,640
                                          ====================  ===================  ===================  ====================

                                                  BHFTI                BHFTI
                                                SCHRODERS            SCHRODERS
                                                 GLOBAL               GLOBAL
                                             MULTI-ASSET II         MULTI-ASSET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       509,815,055  $        628,730,300
   Due from Brighthouse Life Insurance
     Company............................                   --                     1
                                          -------------------  --------------------
       Total Assets.....................          509,815,055           628,730,301
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  125                   143
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                  125                   143
                                          -------------------  --------------------

NET ASSETS..............................  $       509,814,930  $        628,730,158
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       509,803,512  $        628,647,154
   Net assets from contracts in payout..               11,418                83,004
                                          -------------------  --------------------
       Total Net Assets.................  $       509,814,930  $        628,730,158
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                              BHFTI SSGA                                BHFTI T. ROWE        BHFTI T. ROWE
                                              GROWTH AND           BHFTI SSGA            PRICE LARGE           PRICE MID
                                              INCOME ETF           GROWTH ETF             CAP VALUE           CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     1,340,475,053  $       492,240,154  $       785,053,182  $        500,453,836
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   47                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................        1,340,475,053          492,240,154          785,053,229           500,453,836
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  145                   98                  257                    72
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  145                   98                  257                    72
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     1,340,474,908  $       492,240,056  $       785,052,972  $        500,453,764
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,340,053,478  $       491,792,744  $       784,544,424  $        500,280,371
   Net assets from contracts in payout..              421,430              447,312              508,548               173,393
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $     1,340,474,908  $       492,240,056  $       785,052,972  $        500,453,764
                                          ===================  ===================  ===================  ====================

                                                                                           BHFTI           BHFTII BAILLIE
                                                BHFTI TCW              BHFTI           WELLS CAPITAL           GIFFORD
                                               CORE FIXED        VICTORY SYCAMORE       MANAGEMENT          INTERNATIONAL
                                                 INCOME            MID CAP VALUE       MID CAP VALUE            STOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $           348,905  $       267,405,157  $       132,289,123  $       250,476,979
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................              348,905          267,405,158          132,289,123          250,476,979
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   95                  191                  134                  116
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                   --                    4
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   96                  191                  134                  120
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $           348,809  $       267,404,967  $       132,288,989  $       250,476,859
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           348,809  $       267,250,057  $       132,222,034  $       250,450,439
   Net assets from contracts in payout..                   --              154,910               66,955               26,420
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $           348,809  $       267,404,967  $       132,288,989  $       250,476,859
                                          ===================  ===================  ===================  ===================

                                                                      BHFTII
                                                 BHFTII              BLACKROCK
                                                BLACKROCK             CAPITAL
                                               BOND INCOME         APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        72,493,297  $        16,274,051
   Due from Brighthouse Life Insurance
     Company............................                   --                    2
                                          -------------------  -------------------
       Total Assets.....................           72,493,297           16,274,053
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  207                  270
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                  207                  270
                                          -------------------  -------------------

NET ASSETS..............................  $        72,493,090  $        16,273,783
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        72,425,836  $        16,263,755
   Net assets from contracts in payout..               67,254               10,028
                                          -------------------  -------------------
       Total Net Assets.................  $        72,493,090  $        16,273,783
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                 BHFTII                BHFTII                BHFTII                BHFTII
                                                BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                               ULTRA-SHORT              ASSET                 ASSET                 ASSET
                                                TERM BOND           ALLOCATION 20         ALLOCATION 40         ALLOCATION 60
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        293,895,529  $        103,669,903  $      3,782,893,040  $      6,576,710,762
   Due from Brighthouse Life Insurance
     Company............................                     1                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           293,895,530           103,669,903         3,782,893,040         6,576,710,763
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   396                   135                    93                   108
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   396                   135                    94                   108
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        293,895,134  $        103,669,768  $      3,782,892,946  $      6,576,710,655
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        293,800,589  $        103,669,768  $      3,778,541,404  $      6,572,845,562
   Net assets from contracts in payout..                94,545                    --             4,351,542             3,865,093
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        293,895,134  $        103,669,768  $      3,782,892,946  $      6,576,710,655
                                          ====================  ====================  ====================  ====================

                                                                                          BHFTII                BHFTII
                                                BHFTII               BHFTII            BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE         BRIGHTHOUSE/          DIMENSIONAL           WELLINGTON
                                                 ASSET               ARTISAN           INTERNATIONAL          CORE EQUITY
                                             ALLOCATION 80        MID CAP VALUE        SMALL COMPANY         OPPORTUNITIES
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     5,997,031,358  $       207,336,536  $        72,337,642  $        831,306,430
   Due from Brighthouse Life Insurance
     Company............................                   12                  100                    1                     1
                                          -------------------  -------------------  -------------------  --------------------
        Total Assets....................        5,997,031,370          207,336,636           72,337,643           831,306,431
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   45                   69                  132                   312
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   45                   69                  132                   312
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $     5,997,031,325  $       207,336,567  $        72,337,511  $        831,306,119
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     5,994,194,473  $       207,043,445  $        72,337,511  $        830,817,586
   Net assets from contracts in payout..            2,836,852              293,122                   --               488,533
                                          -------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $     5,997,031,325  $       207,336,567  $        72,337,511  $        831,306,119
                                          ===================  ===================  ===================  ====================



                                                 BHFTII
                                                FRONTIER               BHFTII
                                             MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         72,637,929  $        507,080,428
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            72,637,929           507,080,428
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    79                   140
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    79                   141
                                          --------------------  --------------------

NET ASSETS..............................  $         72,637,850  $        507,080,287
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         72,606,944  $        506,509,965
   Net assets from contracts in payout..                30,906               570,322
                                          --------------------  --------------------
        Total Net Assets................  $         72,637,850  $        507,080,287
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                 BHFTII               BHFTII              BHFTII
                                              LOOMIS SAYLES        LOOMIS SAYLES          METLIFE
                                                SMALL CAP            SMALL CAP           AGGREGATE         BHFTII METLIFE
                                                  CORE                GROWTH            BOND INDEX       MID CAP STOCK INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        14,483,508  $           344,106  $       313,384,967  $       166,303,995
   Due from Brighthouse Life Insurance
     Company............................                    2                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           14,483,510              344,106          313,384,967          166,303,995
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  177                   49                  166                  162
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    1                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  177                   49                  167                  162
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        14,483,333  $           344,057  $       313,384,800  $       166,303,833
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,483,333  $           344,057  $       313,362,006  $       166,303,833
   Net assets from contracts in payout..                   --                   --               22,794                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        14,483,333  $           344,057  $       313,384,800  $       166,303,833
                                          ===================  ===================  ===================  ===================



                                            BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE           BHFTII
                                            MSCI EAFE INDEX     RUSSELL 2000 INDEX       STOCK INDEX       MFS TOTAL RETURN
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       122,285,741  $       152,382,278  $        639,076,756  $        42,885,767
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          122,285,741          152,382,279           639,076,756           42,885,768
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  135                  132                    94                  200
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  135                  132                    94                  200
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       122,285,606  $       152,382,147  $        639,076,662  $        42,885,568
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       122,285,606  $       152,382,147  $        638,872,843  $        42,857,672
   Net assets from contracts in payout..                   --                   --               203,819               27,896
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       122,285,606  $       152,382,147  $        639,076,662  $        42,885,568
                                          ===================  ===================  ====================  ===================



                                                 BHFTII               BHFTII
                                              MFS VALUE II           MFS VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,909,870  $       301,210,008
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            4,909,870          301,210,008
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   53                  221
   Due to Brighthouse Life Insurance
     Company............................                   --                    6
                                          -------------------  -------------------
       Total Liabilities................                   53                  227
                                          -------------------  -------------------

NET ASSETS..............................  $         4,909,817  $       301,209,781
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,909,817  $       301,091,625
   Net assets from contracts in payout..                   --              118,156
                                          -------------------  -------------------
       Total Net Assets.................  $         4,909,817  $       301,209,781
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                      BHFTII                BHFTII            BHFTII VANECK
                                           BHFTII NEUBERGER        T. ROWE PRICE         T. ROWE PRICE       GLOBAL NATURAL
                                            BERMAN GENESIS       LARGE CAP GROWTH      SMALL CAP GROWTH         RESOURCES
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,038,146  $        261,127,566  $         14,148,587  $        88,061,390
   Due from Brighthouse Life Insurance
     Company............................                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          136,038,147           261,127,566            14,148,587           88,061,390
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  184                   147                    72                   56
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  184                   147                    72                   56
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       136,037,963  $        261,127,419  $         14,148,515  $        88,061,334
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       135,778,183  $        261,093,193  $         14,148,515  $        88,061,334
   Net assets from contracts in payout..              259,780                34,226                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       136,037,963  $        261,127,419  $         14,148,515  $        88,061,334
                                          ===================  ====================  ====================  ===================

                                             BHFTII WESTERN
                                            ASSET MANAGEMENT     BHFTII WESTERN                                  DEUTSCHE I
                                             STRATEGIC BOND     ASSET MANAGEMENT           BLACKROCK                CROCI
                                              OPPORTUNITIES      U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.    INTERNATIONAL VIP
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  -------------------  ----------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,066,892,713  $       244,111,302   $          2,999,474   $        12,446,513
   Due from Brighthouse Life Insurance
     Company............................                   19                   --                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Assets....................        1,066,892,732          244,111,302              2,999,474            12,446,513
                                          -------------------  -------------------  ----------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  374                  293                    131                     4
   Due to Brighthouse Life Insurance
     Company............................                   --                    1                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Liabilities...............                  374                  294                    131                     4
                                          -------------------  -------------------  ----------------------  -------------------

NET ASSETS..............................  $     1,066,892,358  $       244,111,008   $          2,999,343   $        12,446,509
                                          ===================  ===================  ======================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,066,538,720  $       244,002,976   $          2,999,343   $        12,446,509
   Net assets from contracts in payout..              353,638              108,032                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Net Assets................  $     1,066,892,358  $       244,111,008   $          2,999,343   $        12,446,509
                                          ===================  ===================  ======================  ===================


                                               FEDERATED
                                              HIGH INCOME            FEDERATED
                                                 BOND                 KAUFMAN
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $             2,011  $             58,971
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................                2,011                58,971
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     7
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                    3                     7
                                          -------------------  --------------------

NET ASSETS..............................  $             2,008  $             58,964
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             2,008  $             58,964
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $             2,008  $             58,964
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              ASSET MANAGER          CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         72,267,999  $        625,750,922  $          4,975,328  $      4,703,906,420
   Due from Brighthouse Life Insurance
     Company............................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            72,267,999           625,750,923             4,975,328         4,703,906,420
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                    73                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                    73                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         72,267,994  $        625,750,850  $          4,975,328  $      4,703,906,420
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         72,267,994  $        625,749,038  $          4,975,328  $      4,703,906,420
   Net assets from contracts in payout..                    --                 1,812                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         72,267,994  $        625,750,850  $          4,975,328  $      4,703,906,420
                                          ====================  ====================  ====================  ====================

                                                                    FIDELITY VIP
                                              FIDELITY VIP           GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 60%        MONEY MARKET             GROWTH               INDEX 500
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,781,261,557  $         17,602,168  $        177,086,634  $         66,077,867
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         2,781,261,557            17,602,168           177,086,634            66,077,867
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    11                     5                     6
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    11                     6                     6
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      2,781,261,557  $         17,602,157  $        177,086,628  $         66,077,861
                                          ====================  ====================  ====================  ====================


                                              FIDELITY VIP          FIDELITY VIP
                                                 MID CAP              OVERSEAS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        444,177,864  $          4,543,644
   Due from Brighthouse Life Insurance
     Company............................                     2                    --
                                          --------------------  --------------------
        Total Assets....................           444,177,866             4,543,644
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    32                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    32                    --
                                          --------------------  --------------------

NET ASSETS..............................  $        444,177,834  $          4,543,644
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        444,166,934  $          4,543,644
   Net assets from contracts in payout..                10,900                    --
                                          --------------------  --------------------
        Total Net Assets................  $        444,177,834  $          4,543,644
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                               INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        259,462,801  $        133,542,972  $        131,376,342  $         70,683,514
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           259,462,801           133,542,972           131,376,342            70,683,514
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    98                    55                    29                    58
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    98                    55                    29                    59
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        259,462,703  $        133,542,917  $        131,376,313  $         70,683,455
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        259,370,484  $        133,536,367  $        131,376,165  $         70,651,760
   Net assets from contracts in payout..                92,219                 6,550                   148                31,695
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        259,462,703  $        133,542,917  $        131,376,313  $         70,683,455
                                          ====================  ====================  ====================  ====================

                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        207,536,211  $             14,939  $            130,081  $        681,403,312
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           207,536,211                14,939               130,081           681,403,312
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    26                     2                    --                    39
   Due to Brighthouse Life Insurance
     Company............................                    --                    14                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    26                    16                    --                    39
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        207,536,185  $             14,923  $            130,081  $        681,403,273
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        207,515,694  $             14,923  $            130,081  $        681,370,147
   Net assets from contracts in payout..                20,491                    --                    --                33,126
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        207,536,185  $             14,923  $            130,081  $        681,403,273
                                          ====================  ====================  ====================  ====================

                                               INVESCO V.I.         INVESCO V.I.
                                             GROWTH AND INCOME  INTERNATIONAL GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $              1,110  $        269,423,790
   Due from Brighthouse Life Insurance
     Company............................                     2                    --
                                          --------------------  --------------------
        Total Assets....................                 1,112           269,423,790
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     2                    35
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                     2                    36
                                          --------------------  --------------------

NET ASSETS..............................  $              1,110  $        269,423,754
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              1,110  $        269,413,716
   Net assets from contracts in payout..                    --                10,038
                                          --------------------  --------------------
        Total Net Assets................  $              1,110  $        269,423,754
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                      LMPVET                LMPVET                LMPVET
                                             IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               STRATEGY          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           333,030  $       321,470,047   $        452,130,470   $       224,473,020
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                     --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................              333,030          321,470,048            452,130,470           224,473,020
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   33                  150                     72                    81
   Due to Brighthouse Life Insurance
     Company............................                    1                   --                      3                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                   34                  150                     75                    81
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $           332,996  $       321,469,898   $        452,130,395   $       224,472,939
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           332,996  $       321,439,390   $        452,108,327   $       224,367,485
   Net assets from contracts in payout..                   --               30,508                 22,068               105,454
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $           332,996  $       321,469,898   $        452,130,395   $       224,472,939
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE       QS VARIABLE
                                            LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH     CONSERVATIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $         3,261,728   $         7,016,666  $       113,694,896   $        40,132,589
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................             3,261,728             7,016,666          113,694,896            40,132,589
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    70                    94                  106                    50
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    70                    94                  106                    50
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $         3,261,658   $         7,016,572  $       113,694,790   $        40,132,539
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         3,256,235   $         7,016,572  $       113,685,857   $        40,132,539
   Net assets from contracts in payout..                 5,423                    --                8,933                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $         3,261,658   $         7,016,572  $       113,694,790   $        40,132,539
                                          ====================  ====================  ====================  ====================

                                                                      LMPVET
                                                LMPVET              QS VARIABLE
                                          QS VARIABLE GROWTH      MODERATE GROWTH
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        89,558,280  $           803,890
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           89,558,280              803,890
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   57                   21
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   57                   21
                                          -------------------  -------------------

NET ASSETS..............................  $        89,558,223  $           803,869
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        89,456,057  $           803,869
   Net assets from contracts in payout..              102,166                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        89,558,223  $           803,869
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                             LMPVIT WESTERN
                                             ASSET VARIABLE
                                               GLOBAL HIGH            MFS VIT               MFS VIT             MFS VIT
                                               YIELD BOND         INVESTORS TRUST        NEW DISCOVERY         RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         87,572,503  $             6,052  $             6,573  $            21,109
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................            87,572,503                6,052                6,573               21,109
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   118                    9                   10                    9
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   119                    9                   10                    9
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         87,572,384  $             6,043  $             6,563  $            21,100
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         87,561,202  $             6,043  $             6,563  $            21,100
   Net assets from contracts in payout..                11,182                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         87,572,384  $             6,043  $             6,563  $            21,100
                                          ====================  ===================  ===================  ===================


                                                                   OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                                           NEUBERGER BERMAN         VA GLOBAL           VA GOVERNMENT       VA MAIN STREET
                                                GENESIS        MULTI-ALTERNATIVES           MONEY              SMALL CAP
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             5,512  $           253,700  $              3,223  $       116,688,064
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................                5,512              253,700                 3,223          116,688,064
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    7                   36                     4                   41
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    7                   36                     4                   41
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             5,505  $           253,664  $              3,219  $       116,688,023
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             5,505  $           253,664  $              3,219  $       116,685,210
   Net assets from contracts in payout..                   --                   --                    --                2,813
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             5,505  $           253,664  $              3,219  $       116,688,023
                                          ===================  ===================  ====================  ===================


                                                                   OPPENHEIMER
                                               OPPENHEIMER       VA TOTAL RETURN
                                             VA MAIN STREET           BOND
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           113,981  $             2,566
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              113,981                2,566
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                    4
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   --                    4
                                          -------------------  -------------------

NET ASSETS..............................  $           113,981  $             2,562
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           113,981  $             2,562
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           113,981  $             2,562
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                               PIMCO VIT
                                               COMMODITY            PIMCO VIT             PIMCO VIT
                                              REALRETURN        EMERGING MARKETS        UNCONSTRAINED         PIONEER VCT
                                               STRATEGY               BOND                  BOND             MID CAP VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           463,281  $           921,510  $            564,166  $        69,380,492
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................              463,281              921,510               564,166           69,380,493
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   38                   39                    31                  104
   Due to Brighthouse Life Insurance
     Company............................                   --                    1                     1                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   38                   40                    32                  104
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $           463,243  $           921,470  $            564,134  $        69,380,389
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           463,243  $           921,470  $            564,134  $        69,380,389
   Net assets from contracts in payout..                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $           463,243  $           921,470  $            564,134  $        69,380,389
                                          ===================  ===================  ====================  ===================


                                                                   T. ROWE PRICE                               T. ROWE PRICE
                                               PIONEER VCT          GOVERNMENT           T. ROWE PRICE         INTERNATIONAL
                                           REAL ESTATE SHARES          MONEY             GROWTH STOCK              STOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            243,772  $           389,381  $          7,996,386  $            517,492
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................               243,772              389,381             7,996,386               517,492
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                    9                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                     1                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    58                   10                     1                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            243,714  $           389,371  $          7,996,385  $            517,492
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            243,714  $           389,371  $          7,996,385  $            517,492
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            243,714  $           389,371  $          7,996,385  $            517,492
                                          ====================  ===================  ====================  ====================

                                                TAP 1919
                                            VARIABLE SOCIALLY
                                               RESPONSIVE           VIF GLOBAL
                                                BALANCED          INFRASTRUCTURE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $           146,674  $            545,227
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................              146,674               545,227
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   34                    32
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Liabilities...............                   34                    32
                                          -------------------  --------------------

NET ASSETS..............................  $           146,640  $            545,195
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           143,377  $            545,195
   Net assets from contracts in payout..                3,263                    --
                                          -------------------  --------------------
        Total Net Assets................  $           146,640  $            545,195
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                              AMERICAN FUNDS
                                                ALGER SMALL CAP      AMERICAN FUNDS       AMERICAN FUNDS       GLOBAL SMALL
                                                    GROWTH                BOND             GLOBAL GROWTH      CAPITALIZATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         2,599,798  $         1,944,457  $           494,382
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              678,275            1,477,066            3,610,644            1,301,793
      Administrative charges...............                   --              335,048              754,993              247,434
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              678,275            1,812,114            4,365,637            1,549,227
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (678,275)              787,684          (2,421,180)          (1,054,845)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,962,239            9,121,780                   --
      Realized gains (losses) on sale of
        investments........................          (1,023,289)               79,499            9,179,914            1,603,200
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,023,289)            2,041,738           18,301,694            1,603,200
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,647,718              174,230           62,144,209           24,178,814
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,624,429            2,215,968           80,445,903           25,782,014
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,946,154  $         3,003,652  $        78,024,723  $        24,727,169
                                             ===================  ===================  ===================  ===================

                                                                                                               BHFTI ALLIANZ
                                                                                                             GLOBAL INVESTORS
                                               AMERICAN FUNDS       AMERICAN FUNDS       BHFTI AB GLOBAL          DYNAMIC
                                                   GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION    MULTI-ASSET PLUS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,750,750  $         5,326,691  $       47,444,610  $         1,456,826
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,269,628            4,797,141          36,542,697            1,061,393
      Administrative charges...............            1,839,124              877,025           7,975,114              240,198
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................           11,108,752            5,674,166          44,517,811            1,301,591
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          (7,358,002)            (347,475)           2,926,799              155,235
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           73,699,581           24,792,459                  --                   --
      Realized gains (losses) on sale of
        investments........................           27,566,455            8,058,280          42,727,382              152,771
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......          101,266,036           32,850,739          42,727,382              152,771
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           85,965,988           39,728,258         319,629,552           12,311,039
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          187,232,024           72,578,997         362,356,934           12,463,810
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       179,874,022  $        72,231,522  $      365,283,733  $        12,619,045
                                             ===================  ===================  ==================  ===================

                                                     BHFTI
                                                AMERICAN FUNDS            BHFTI
                                                   BALANCED          AMERICAN FUNDS
                                                  ALLOCATION        GROWTH ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        49,183,865  $        23,304,954
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           41,914,699           24,646,753
      Administrative charges...............            8,225,021            4,680,372
                                             -------------------  -------------------
        Total expenses.....................           50,139,720           29,327,125
                                             -------------------  -------------------
          Net investment income (loss).....            (955,855)          (6,022,171)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          165,207,340          119,321,364
      Realized gains (losses) on sale of
        investments........................           26,922,683           18,232,504
                                             -------------------  -------------------
          Net realized gains (losses)......          192,130,023          137,553,868
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          272,500,716          201,023,064
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          464,630,739          338,576,932
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       463,674,884  $       332,554,761
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                     BHFTI               BHFTI              BHFTI AQR              BHFTI
                                                AMERICAN FUNDS      AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL
                                                    GROWTH        MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,853,953  $        28,636,356  $        40,435,068  $        34,290,918
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,992,942           20,409,093           27,100,302           57,929,042
      Administrative charges...............            1,773,733            4,036,245            5,907,023           12,621,666
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           10,766,675           24,445,338           33,007,325           70,550,708
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (7,912,722)            4,191,018            7,427,743         (36,259,790)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           75,090,685           70,174,806          113,268,421           61,723,652
      Realized gains (losses) on sale of
        investments........................           13,469,757           11,047,286         (35,356,095)           20,608,819
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           88,560,442           81,222,092           77,912,326           82,332,471
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           83,091,838           87,897,810          103,255,195          517,966,691
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          171,652,280          169,119,902          181,167,521          600,299,162
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       163,739,558  $       173,310,920  $       188,595,264  $       564,039,372
                                             ===================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI             BRIGHTHOUSE            BHFTI                 BHFTI
                                                   BLACKROCK              ASSET            BRIGHTHOUSE           BRIGHTHOUSE
                                                  HIGH YIELD         ALLOCATION 100       BALANCED PLUS        SMALL CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        12,768,348  $         7,293,705  $       116,756,560  $         2,364,678
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,044,146            7,956,693           85,771,893            3,492,219
      Administrative charges...............              583,478            1,466,097           18,693,013              629,624
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,627,624            9,422,790          104,464,906            4,121,843
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            9,140,724          (2,129,085)           12,291,654          (1,757,165)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           32,431,756          371,439,824            9,323,996
      Realized gains (losses) on sale of
        investments........................            (822,661)            9,400,609           29,356,601            4,605,951
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (822,661)           41,832,365          400,796,425           13,929,947
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,655,528           72,242,761          741,072,715           12,394,934
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,832,867          114,075,126        1,141,869,140           26,324,881
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,973,591  $       111,946,041  $     1,154,160,794  $        24,567,716
                                             ===================  ===================  ===================  ===================

                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/
                                              ABERDEEN EMERGING         ARTISAN
                                               MARKETS EQUITY        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,466,035  $             3,342
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            5,217,619                2,777
      Administrative charges...............            1,019,806                  724
                                             -------------------  -------------------
        Total expenses.....................            6,237,425                3,501
                                             -------------------  -------------------
          Net investment income (loss).....          (1,771,390)                (159)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            3,763,733                4,497
                                             -------------------  -------------------
          Net realized gains (losses)......            3,763,733                4,497
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           92,752,976               69,858
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           96,516,709               74,355
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        94,745,319  $            74,196
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                        BHFTI               BHFTI                BHFTI
                                                    BHFTI           BRIGHTHOUSE/        BRIGHTHOUSE/         BRIGHTHOUSE/
                                                BRIGHTHOUSE/        FRANKLIN LOW          TEMPLETON           WELLINGTON
                                                 EATON VANCE          DURATION          INTERNATIONAL          LARGE CAP
                                                FLOATING RATE       TOTAL RETURN            BOND               RESEARCH
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,478,368  $        2,066,152  $                --  $           152,895
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             872,864           1,915,506              480,734              229,270
      Administrative charges...............             162,072             367,349               95,832               39,794
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................           1,034,936           2,282,855              576,566              269,064
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....           1,443,432           (216,703)            (576,566)            (116,169)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                  --               15,120              598,609
      Realized gains (losses) on sale of
        investments........................            (53,124)           (390,677)            (462,652)              764,449
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (53,124)           (390,677)            (447,532)            1,363,058
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (68,826)             267,632              521,996            1,659,259
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (121,950)           (123,045)               74,464            3,022,317
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,321,482  $        (339,748)  $         (502,102)  $         2,906,148
                                             ==================  ==================  ===================  ===================


                                                                          BHFTI
                                                 BHFTI CLARION         CLEARBRIDGE             BHFTI            BHFTI INVESCO
                                                    GLOBAL             AGGRESSIVE         HARRIS OAKMARK        BALANCED-RISK
                                                  REAL ESTATE            GROWTH            INTERNATIONAL         ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,093,063  $         3,431,594  $        10,240,956  $        38,285,765
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,323,565            6,337,724            8,338,417           11,470,343
      Administrative charges...............              657,397            1,182,795            1,569,645            2,533,807
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            3,980,962            7,520,519            9,908,062           14,004,150
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            5,112,101          (4,088,925)              332,894           24,281,615
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --           53,071,316
      Realized gains (losses) on sale of
        investments........................              953,425           29,759,077            5,584,866          (2,075,991)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              953,425           29,759,077            5,584,866           50,995,325
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           17,029,988           47,043,082          149,582,110            7,636,567
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,983,413           76,802,159          155,166,976           58,631,892
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,095,514  $        72,713,234  $       155,499,870  $        82,913,507
                                             ===================  ===================  ===================  ===================



                                                                      BHFTI INVESCO
                                                 BHFTI INVESCO          SMALL CAP
                                                   COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        16,791,700  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,787,543            4,038,881
      Administrative charges...............            1,840,687              773,124
                                             -------------------  -------------------
        Total expenses.....................           10,628,230            4,812,005
                                             -------------------  -------------------
          Net investment income (loss).....            6,163,470          (4,812,005)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           22,096,904           33,670,996
      Realized gains (losses) on sale of
        investments........................           19,982,008            (978,399)
                                             -------------------  -------------------
          Net realized gains (losses)......           42,078,912           32,692,597
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           65,142,068           38,230,394
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          107,220,980           70,922,991
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       113,384,450  $        66,110,986
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                         BHFTI                BHFTI
                                                     BHFTI             JPMORGAN             JPMORGAN              BHFTI
                                                   JPMORGAN          GLOBAL ACTIVE          SMALL CAP         LOOMIS SAYLES
                                                   CORE BOND          ALLOCATION              VALUE          GLOBAL MARKETS
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         8,479,367  $       27,738,386  $           323,173  $        2,150,786
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,412,010          12,282,000              360,093           2,006,821
      Administrative charges...............              854,194           2,732,101               60,761             385,964
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................            5,266,204          15,014,101              420,854           2,392,785
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....            3,213,163          12,724,285             (97,681)           (241,999)
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --            1,181,118             673,290
      Realized gains (losses) on sale of
        investments........................            (446,588)           3,695,229              605,129           6,647,498
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......            (446,588)           3,695,229            1,786,247           7,320,788
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,170,997         137,342,920          (1,282,680)          22,475,051
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,724,409         141,038,149              503,567          29,795,839
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,937,572  $      153,762,434  $           405,886  $       29,553,840
                                             ===================  ==================  ===================  ==================

                                                    BHFTI
                                                   METLIFE            BHFTI MFS              BHFTI                BHFTI
                                                 MULTI-INDEX          RESEARCH          MORGAN STANLEY         OPPENHEIMER
                                                TARGETED RISK       INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       13,370,488  $         4,601,846  $          351,283  $           587,088
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           9,755,237            3,518,429           2,744,000              762,074
      Administrative charges...............           2,217,870              637,058             572,950              161,185
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................          11,973,107            4,155,487           3,316,950              923,259
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           1,397,381              446,359         (2,965,667)            (336,171)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          24,348,363                   --                  --                   --
      Realized gains (losses) on sale of
        investments........................           2,815,926            2,242,836          12,871,438            3,052,759
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......          27,164,289            2,242,836          12,871,438            3,052,759
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          90,781,737           58,482,287          63,770,550           16,543,515
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         117,946,026           60,725,123          76,641,988           19,596,274
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      119,343,407  $        61,171,482  $       73,676,321  $        19,260,103
                                             ==================  ===================  ==================  ===================

                                                    BHFTI
                                                  PANAGORA              BHFTI
                                                   GLOBAL          PIMCO INFLATION
                                              DIVERSIFIED RISK     PROTECTED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $         9,901,552
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,712,886            8,408,587
      Administrative charges...............             368,172            1,585,056
                                             ------------------  -------------------
        Total expenses.....................           2,081,058            9,993,643
                                             ------------------  -------------------
          Net investment income (loss).....         (2,081,058)             (92,091)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --
      Realized gains (losses) on sale of
        investments........................             840,931          (3,837,350)
                                             ------------------  -------------------
          Net realized gains (losses)......             840,931          (3,837,350)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          16,579,211           15,545,424
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          17,420,142           11,708,074
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       15,339,084  $        11,615,983
                                             ==================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                        BHFTI               BHFTI               BHFTI
                                                    BHFTI              PYRAMIS            SCHRODERS           SCHRODERS
                                                    PIMCO            GOVERNMENT            GLOBAL              GLOBAL
                                                TOTAL RETURN           INCOME          MULTI-ASSET II        MULTI-ASSET
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       25,907,924  $       13,114,388  $        4,610,795  $         4,768,867
                                             ------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          19,292,174           6,783,099           5,325,005            6,874,023
      Administrative charges...............           3,595,340           1,495,086           1,145,094            1,499,434
                                             ------------------  ------------------  ------------------  -------------------
        Total expenses.....................          22,887,514           8,278,185           6,470,099            8,373,457
                                             ------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....           3,020,410           4,836,203         (1,859,304)          (3,604,590)
                                             ------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           7,359,886                  --              37,184           11,435,548
      Realized gains (losses) on sale of
        investments........................         (2,436,345)         (1,658,617)           1,539,961            3,842,618
                                             ------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......           4,923,541         (1,658,617)           1,577,145           15,278,166
                                             ------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          34,142,363           4,162,809          63,070,063           60,435,835
                                             ------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          39,065,904           2,504,192          64,647,208           75,714,001
                                             ------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       42,086,314  $        7,340,395  $       62,787,904  $        72,109,411
                                             ==================  ==================  ==================  ===================


                                                 BHFTI SSGA                              BHFTI T. ROWE       BHFTI T. ROWE
                                                 GROWTH AND          BHFTI SSGA           PRICE LARGE          PRICE MID
                                                 INCOME ETF          GROWTH ETF            CAP VALUE          CAP GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $       32,077,992  $         9,973,899  $       15,824,601  $               --
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          16,430,083            6,112,256          10,016,402           6,454,788
      Administrative charges...............           3,291,694            1,184,885           1,475,320           1,215,885
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................          19,721,777            7,297,141          11,491,722           7,670,673
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....          12,356,215            2,676,758           4,332,879         (7,670,673)
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,023,720            5,026,529          64,490,580          43,007,523
      Realized gains (losses) on sale of
        investments........................           9,999,968            6,436,347          16,663,875          10,624,150
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......          14,023,688           11,462,876          81,154,455          53,631,673
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................         148,330,223           63,757,992          23,473,469          53,531,645
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         162,353,911           75,220,868         104,627,924         107,163,318
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      174,710,126  $        77,897,626  $      108,960,803  $       99,492,645
                                             ==================  ===================  ==================  ==================


                                                  BHFTI TCW             BHFTI
                                                 CORE FIXED       VICTORY SYCAMORE
                                                   INCOME           MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            4,986  $        2,394,726
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               3,420           3,287,998
      Administrative charges...............                 726             648,022
                                             ------------------  ------------------
        Total expenses.....................               4,146           3,936,020
                                             ------------------  ------------------
          Net investment income (loss).....                 840         (1,541,294)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 445                  --
      Realized gains (losses) on sale of
        investments........................                 100           3,956,792
                                             ------------------  ------------------
          Net realized gains (losses)......                 545           3,956,792
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               3,039          17,532,121
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               3,584          21,488,913
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            4,424  $       19,947,619
                                             ==================  ==================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI           BHFTII BAILLIE                                BHFTII
                                                WELLS CAPITAL           GIFFORD              BHFTII              BLACKROCK
                                                 MANAGEMENT          INTERNATIONAL          BLACKROCK             CAPITAL
                                                MID CAP VALUE            STOCK             BOND INCOME         APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,403,162  $         2,421,411  $         2,151,376  $            14,502
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,770,429            3,096,684              956,971              214,713
      Administrative charges...............              330,315              602,477              166,634               34,278
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            2,100,744            3,699,161            1,123,605              248,991
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (697,582)          (1,277,750)            1,027,771            (234,489)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --              354,708
      Realized gains (losses) on sale of
        investments........................          (1,645,622)            9,549,601            (171,050)              730,759
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,645,622)            9,549,601            (171,050)            1,085,467
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,867,059           59,912,485              803,645            3,422,388
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           12,221,437           69,462,086              632,595            4,507,855
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,523,855  $        68,184,336  $         1,660,366  $         4,273,366
                                             ===================  ===================  ===================  ===================

                                                   BHFTII               BHFTII               BHFTII                BHFTII
                                                  BLACKROCK           BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE
                                                 ULTRA-SHORT             ASSET                ASSET                 ASSET
                                                  TERM BOND          ALLOCATION 20        ALLOCATION 40         ALLOCATION 60
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           283,707  $         1,985,496  $        76,187,504  $       112,627,203
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,206,635            1,289,789           51,031,234           85,906,971
      Administrative charges...............              790,795              246,295            9,654,480           16,269,377
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,997,430            1,536,084           60,685,714          102,176,348
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (4,713,723)              449,412           15,501,790           10,450,855
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,471            1,539,415          119,349,523          258,625,430
      Realized gains (losses) on sale of
        investments........................              307,961            (353,349)         (23,328,526)         (29,219,163)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              314,432            1,186,066           96,020,997          229,406,267
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,454,741            3,481,913          220,726,273          555,132,167
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,769,173            4,667,979          316,747,270          784,538,434
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,944,550)  $         5,117,391  $       332,249,060  $       794,989,289
                                             ===================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                  BRIGHTHOUSE         BRIGHTHOUSE/
                                                     ASSET               ARTISAN
                                                 ALLOCATION 80        MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        90,252,615  $         1,075,456
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           79,220,628            2,851,506
      Administrative charges...............           14,570,555              494,050
                                             -------------------  -------------------
        Total expenses.....................           93,791,183            3,345,556
                                             -------------------  -------------------
          Net investment income (loss).....          (3,538,568)          (2,270,100)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          319,644,678                   --
      Realized gains (losses) on sale of
        investments........................         (12,956,528)            3,297,254
                                             -------------------  -------------------
          Net realized gains (losses)......          306,688,150            3,297,254
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          626,696,463           20,503,443
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          933,384,613           23,800,697
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       929,846,045  $        21,530,597
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                   BHFTII               BHFTII
                                                BRIGHTHOUSE/         BRIGHTHOUSE/
                                                 DIMENSIONAL          WELLINGTON             BHFTII
                                                INTERNATIONAL         CORE EQUITY           FRONTIER              BHFTII
                                                SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH       JENNISON GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,280,472  $        11,847,249  $               --  $           426,376
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              858,611           10,288,416             943,529            6,565,442
      Administrative charges...............              161,562            1,994,168             175,462            1,196,966
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            1,020,173           12,282,584           1,118,991            7,762,408
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....              260,299            (435,335)         (1,118,991)          (7,336,032)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,949,500           30,038,797           1,822,177           34,865,168
      Realized gains (losses) on sale of
        investments........................               66,860            6,081,820             754,705           17,801,416
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            3,016,360           36,120,617           2,576,882           52,666,584
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,784,945           92,842,966          12,960,773           99,113,551
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           15,801,305          128,963,583          15,537,655          151,780,135
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,061,604  $       128,528,248  $       14,418,664  $       144,444,103
                                             ===================  ===================  ==================  ===================


                                                   BHFTII               BHFTII               BHFTII
                                                LOOMIS SAYLES        LOOMIS SAYLES           METLIFE
                                                  SMALL CAP            SMALL CAP            AGGREGATE         BHFTII METLIFE
                                                    CORE                GROWTH             BOND INDEX       MID CAP STOCK INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             8,848  $               --  $         8,336,773  $         1,928,971
                                             -------------------  ------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              200,544               2,779            3,697,929            2,075,905
      Administrative charges...............               33,750                 703              749,658              309,210
                                             -------------------  ------------------  -------------------  --------------------
        Total expenses.....................              234,294               3,482            4,447,587            2,385,115
                                             -------------------  ------------------  -------------------  --------------------
          Net investment income (loss).....            (225,446)             (3,482)            3,889,186            (456,144)
                                             -------------------  ------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              861,884              15,483                   --           10,124,455
      Realized gains (losses) on sale of
        investments........................              400,695               (494)            (660,920)            3,388,699
                                             -------------------  ------------------  -------------------  --------------------
          Net realized gains (losses)......            1,262,579              14,989            (660,920)           13,513,154
                                             -------------------  ------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              669,618              60,562            1,302,889            7,969,638
                                             -------------------  ------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,932,197              75,551              641,969           21,482,792
                                             -------------------  ------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,706,751  $           72,069  $         4,531,155  $        21,026,648
                                             ===================  ==================  ===================  ====================




                                                BHFTII METLIFE      BHFTII METLIFE
                                                MSCI EAFE INDEX   RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,883,860  $         1,493,576
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,457,750            1,924,752
      Administrative charges...............              242,603              329,340
                                             -------------------  -------------------
        Total expenses.....................            1,700,353            2,254,092
                                             -------------------  -------------------
          Net investment income (loss).....            1,183,507            (760,516)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            5,994,949
      Realized gains (losses) on sale of
        investments........................            1,292,395            4,566,154
                                             -------------------  -------------------
          Net realized gains (losses)......            1,292,395           10,561,103
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           20,812,992            7,807,137
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           22,105,387           18,368,240
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,288,894  $        17,607,724
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                               BHFTII METLIFE           BHFTII               BHFTII              BHFTII
                                                 STOCK INDEX       MFS TOTAL RETURN       MFS VALUE II          MFS VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,896,402  $        1,015,017  $           126,226  $         5,511,361
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,214,996             569,745               60,851            3,873,979
      Administrative charges...............            1,352,467              83,104                3,009              707,716
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            9,567,463             652,849               63,860            4,581,695
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....              328,939             362,168               62,366              929,666
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           17,755,481           2,232,589                   --           17,864,710
      Realized gains (losses) on sale of
        investments........................           27,637,847             796,307             (55,584)            2,193,874
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......           45,393,328           3,028,896             (55,584)           20,058,584
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           63,946,259             859,219              276,906           22,256,899
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          109,339,587           3,888,115              221,322           42,315,483
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       109,668,526  $        4,250,283  $           283,688  $        43,245,149
                                             ===================  ==================  ===================  ===================


                                                                        BHFTII               BHFTII            BHFTII VANECK
                                               BHFTII NEUBERGER      T. ROWE PRICE        T. ROWE PRICE       GLOBAL NATURAL
                                                BERMAN GENESIS     LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           258,259  $           213,406  $            23,269  $               --
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,811,201            3,112,565              175,138           1,062,561
      Administrative charges...............              303,405              569,432               17,474             208,224
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................            2,114,606            3,681,997              192,612           1,270,785
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....          (1,856,347)          (3,468,591)            (169,343)         (1,270,785)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,917,098           14,130,837              821,981                  --
      Realized gains (losses) on sale of
        investments........................            5,425,921            2,004,351              424,089         (2,828,419)
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           16,343,019           16,135,188            1,246,070         (2,828,419)
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            2,627,338           49,834,910            1,478,283           2,914,102
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           18,970,357           65,970,098            2,724,353              85,683
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,114,010  $        62,501,507  $         2,555,010  $      (1,185,102)
                                             ===================  ===================  ===================  ==================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT      BHFTII WESTERN
                                                STRATEGIC BOND      ASSET MANAGEMENT
                                                 OPPORTUNITIES       U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        41,121,447  $         6,019,981
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           12,545,420            2,924,457
      Administrative charges...............            2,644,471              617,198
                                             -------------------  -------------------
        Total expenses.....................           15,189,891            3,541,655
                                             -------------------  -------------------
          Net investment income (loss).....           25,931,556            2,478,326
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            4,460,578            (511,303)
                                             -------------------  -------------------
          Net realized gains (losses)......            4,460,578            (511,303)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           37,755,554          (1,336,727)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           42,216,132          (1,848,030)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        68,147,688  $           630,296
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                          DEUTSCHE I            FEDERATED
                                                    BLACKROCK                CROCI             HIGH INCOME           FEDERATED
                                             GLOBAL ALLOCATION V.I.    INTERNATIONAL VIP          BOND                KAUFMAN
                                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ----------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            37,030    $            843,159  $             1,871  $                --
                                             ----------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                30,843                 162,095                  116                  749
      Administrative charges...............                 6,375                      --                   --                   --
                                             ----------------------  --------------------  -------------------  -------------------
        Total expenses.....................                37,218                 162,095                  116                  749
                                             ----------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....                 (188)                 681,064                1,755                (749)
                                             ----------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                34,448                      --                   --                5,496
      Realized gains (losses) on sale of
        investments........................                 7,707               (485,504)              (1,501)                  332
                                             ----------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......                42,155               (485,504)              (1,501)                5,828
                                             ----------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               283,220               2,004,714                  414                7,443
                                             ----------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               325,375               1,519,210              (1,087)               13,271
                                             ----------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           325,187    $          2,200,274  $               668  $            12,522
                                             ======================  ====================  ===================  ===================


                                                FIDELITY VIP          FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                                ASSET MANAGER          CONTRAFUND          EQUITY-INCOME      FUNDSMANAGER 50%
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,325,125  $         5,503,582  $             81,678  $        52,799,208
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              972,960            7,256,018                66,980           91,656,251
      Administrative charges...............                   --              937,576                    --                   --
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              972,960            8,193,594                66,980           91,656,251
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              352,165          (2,690,012)                14,698         (38,857,043)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,049,516           32,268,874                99,349           28,427,300
      Realized gains (losses) on sale of
        investments........................            (143,899)           19,977,829                 7,518           39,394,247
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            7,905,617           52,246,703               106,867           67,821,547
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              276,145           61,091,851               395,750          504,990,287
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            8,181,762          113,338,554               502,617          572,811,834
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,533,927  $       110,648,542  $            517,315  $       533,954,791
                                             ===================  ===================  ====================  ===================

                                                                      FIDELITY VIP
                                                 FIDELITY VIP          GOVERNMENT
                                               FUNDSMANAGER 60%       MONEY MARKET
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        29,306,741  $           122,515
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           58,574,683              246,280
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................           58,574,683              246,280
                                             -------------------  -------------------
          Net investment income (loss).....         (29,267,942)            (123,765)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           62,975,761                   --
      Realized gains (losses) on sale of
        investments........................          132,447,044                   --
                                             -------------------  -------------------
          Net realized gains (losses)......          195,422,805                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          244,571,811                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          439,994,616                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       410,726,674  $         (123,765)
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                 FIDELITY VIP         FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                                    GROWTH              INDEX 500             MID CAP              OVERSEAS
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           358,487  $          1,128,111  $         2,066,348  $            60,315
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,219,675               858,587            4,728,781               52,777
      Administrative charges...............                   --                    --            1,053,663                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            2,219,675               858,587            5,782,444               52,777
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (1,861,188)               269,524          (3,716,096)                7,538
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           11,800,119               206,334           19,760,622                3,939
      Realized gains (losses) on sale of
        investments........................            6,296,969             3,884,025            6,666,968               53,556
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           18,097,088             4,090,359           26,427,590               57,495
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           30,252,875             7,335,146           51,034,462              990,001
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           48,349,963            11,425,505           77,462,052            1,047,496
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        46,488,775  $         11,695,029  $        73,745,956  $         1,055,034
                                             ===================  ====================  ===================  ===================

                                               FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 INCOME VIP         MUTUAL SHARES VIP   SMALL CAP VALUE VIP       FOREIGN VIP
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,717,335  $          2,996,623  $           655,980  $         1,843,814
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,871,657             1,506,463            1,387,038            1,090,083
      Administrative charges...............              645,404               333,970              314,219              175,603
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            3,517,061             1,840,433            1,701,257            1,265,686
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            7,200,274             1,156,190          (1,045,277)              578,128
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             5,434,320            8,971,753                   --
      Realized gains (losses) on sale of
        investments........................            1,254,900             1,804,524            1,302,844             (35,143)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,254,900             7,238,844           10,274,597             (35,143)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,035,192               588,955            2,044,449            9,092,479
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,290,092             7,827,799           12,319,046            9,057,336
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,490,366  $          8,983,989  $        11,273,769  $         9,635,464
                                             ===================  ====================  ===================  ===================

                                               FTVIPT TEMPLETON      INVESCO V.I.
                                                GLOBAL BOND VIP   AMERICAN FRANCHISE
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                11
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,323,424                  197
      Administrative charges...............              530,855                   --
                                             -------------------  -------------------
        Total expenses.....................            2,854,279                  197
                                             -------------------  -------------------
           Net investment income (loss)....          (2,854,279)                (186)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,379                1,117
      Realized gains (losses) on sale of
        investments........................          (1,274,647)                   92
                                             -------------------  -------------------
           Net realized gains (losses).....            (588,268)                1,209
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,800,233                2,125
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,211,965                3,334
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,357,686  $             3,148
                                             ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                INVESCO V.I.          INVESCO V.I.        INVESCO V.I.          INVESCO V.I.
                                                 CORE EQUITY        EQUITY AND INCOME   GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,304  $         9,641,383  $                16  $          3,258,075
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,891            7,441,664                   13             2,910,902
      Administrative charges...............                   --            1,642,631                   --               653,987
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................                1,891            9,084,295                   13             3,564,889
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                (587)              557,088                    3             (306,814)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                6,533           12,041,776                   44                    --
      Realized gains (losses) on sale of
        investments........................               13,984            9,229,216                   13             7,444,149
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               20,517           21,270,992                   57             7,444,149
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (4,684)           37,279,662                   68            42,782,098
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               15,833           58,550,654                  125            50,226,247
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            15,246  $        59,107,742  $               128  $         49,919,433
                                             ===================  ===================  ===================  ====================

                                                                          LMPVET                LMPVET                LMPVET
                                                 IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   STRATEGY          AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              4,985   $         1,544,566  $          5,075,912  $         2,874,347
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 3,002             3,630,405             4,907,229            2,416,216
      Administrative charges...............                   742               769,847             1,060,499              522,765
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................                 3,744             4,400,252             5,967,728            2,938,981
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....                 1,241           (2,855,686)             (891,816)             (64,634)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            20,239,941            14,731,011                   --
      Realized gains (losses) on sale of
        investments........................               (2,480)             8,493,902            14,123,943            6,426,078
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....               (2,480)            28,733,843            28,854,954            6,426,078
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                47,423            16,514,276            42,828,296           27,815,865
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                44,943            45,248,119            71,683,250           34,241,943
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             46,184   $        42,392,433  $         70,791,434  $        34,177,309
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $              6,974  $            93,633
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                48,626              110,328
      Administrative charges...............                 7,762               18,256
                                             --------------------  --------------------
        Total expenses.....................                56,388              128,584
                                             --------------------  --------------------
           Net investment income (loss)....              (49,414)             (34,951)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               180,116              201,267
      Realized gains (losses) on sale of
        investments........................               158,039              453,051
                                             --------------------  --------------------
           Net realized gains (losses).....               338,155              654,318
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               377,477              287,048
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               715,632              941,366
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            666,218  $           906,415
                                             ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    LMPVET                LMPVET                                    LMPVET
                                             CLEARBRIDGE VARIABLE       QS VARIABLE            LMPVET             QS VARIABLE
                                               SMALL CAP GROWTH     CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $               --   $           931,390   $         1,550,120  $           16,535
                                             --------------------  --------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,258,851               438,509               961,076              11,934
      Administrative charges...............              266,258                98,949               215,630               2,153
                                             --------------------  --------------------  -------------------  ------------------
        Total expenses.....................            1,525,109               537,458             1,176,706              14,087
                                             --------------------  --------------------  -------------------  ------------------
          Net investment income (loss).....          (1,525,109)               393,932               373,414               2,448
                                             --------------------  --------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,318,704             4,166,388            13,731,592             133,565
      Realized gains (losses) on sale of
        investments........................            3,975,885               819,915             1,995,850              66,150
                                             --------------------  --------------------  -------------------  ------------------
          Net realized gains (losses)......            6,294,589             4,986,303            15,727,442             199,715
                                             --------------------  --------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           17,263,633             (875,884)           (1,965,464)            (83,073)
                                             --------------------  --------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,558,222             4,110,419            13,761,978             116,642
                                             --------------------  --------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       22,033,113   $         4,504,351   $        14,135,392  $          119,090
                                             ====================  ====================  ===================  ==================

                                               LMPVIT WESTERN
                                               ASSET VARIABLE
                                                 GLOBAL HIGH            MFS VIT              MFS VIT             MFS VIT
                                                 YIELD BOND         INVESTORS TRUST       NEW DISCOVERY         RESEARCH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,585,737  $               40  $                --  $               265
                                             -------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,024,237                  91                  250                  274
      Administrative charges...............              220,275                  --                   --                   --
                                             -------------------  ------------------  -------------------  -------------------
        Total expenses.....................            1,244,512                  91                  250                  274
                                             -------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....            3,341,225                (51)                (250)                  (9)
                                             -------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 218                  112                1,299
      Realized gains (losses) on sale of
        investments........................            (676,542)               1,022                4,570                1,385
                                             -------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......            (676,542)               1,240                4,682                2,684
                                             -------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,451,528                 111                (417)                1,215
                                             -------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,774,986               1,351                4,265                3,899
                                             -------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,116,211  $            1,300  $             4,015  $             3,890
                                             ===================  ==================  ===================  ===================


                                                                      OPPENHEIMER
                                              NEUBERGER BERMAN         VA GLOBAL
                                                   GENESIS        MULTI-ALTERNATIVES
                                                 SUB-ACCOUNT        SUB-ACCOUNT (a)
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                6  $             1,803
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  60                1,493
      Administrative charges...............                  --                  357
                                             ------------------  -------------------
        Total expenses.....................                  60                1,850
                                             ------------------  -------------------
          Net investment income (loss).....                (54)                 (47)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 902                   --
      Realized gains (losses) on sale of
        investments........................                 592                 (90)
                                             ------------------  -------------------
          Net realized gains (losses)......               1,494                 (90)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               (493)              (3,134)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               1,001              (3,224)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              947  $           (3,271)
                                             ==================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                 OPPENHEIMER          OPPENHEIMER                             OPPENHEIMER
                                                VA GOVERNMENT       VA MAIN STREET        OPPENHEIMER       VA TOTAL RETURN
                                                    MONEY              SMALL CAP        VA MAIN STREET           BOND
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                13  $          746,965  $            1,364  $                61
                                             -------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   45           1,284,702               1,527                   41
      Administrative charges...............                   --             287,241                  --                   --
                                             -------------------  ------------------  ------------------  -------------------
        Total expenses.....................                   45           1,571,943               1,527                   41
                                             -------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....                 (32)           (824,978)               (163)                   20
                                             -------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           6,226,543               1,830                   --
      Realized gains (losses) on sale of
        investments........................                   --           3,906,405               1,291                (967)
                                             -------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......                   --          10,132,948               3,121                (967)
                                             -------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                   --           4,224,374              12,465                1,045
                                             -------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                   --          14,357,322              15,586                   78
                                             -------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              (32)  $       13,532,344  $           15,423  $                98
                                             ===================  ==================  ==================  ===================

                                                  PIMCO VIT
                                                  COMMODITY            PIMCO VIT           PIMCO VIT
                                                 REALRETURN        EMERGING MARKETS      UNCONSTRAINED         PIONEER VCT
                                                  STRATEGY               BOND                BOND             MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            50,202  $           41,844  $            7,853  $           418,407
                                             -------------------  ------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                4,854               8,745               6,132              767,537
      Administrative charges...............                1,138               1,828               1,387              168,136
                                             -------------------  ------------------  ------------------  -------------------
        Total expenses.....................                5,992              10,573               7,519              935,673
                                             -------------------  ------------------  ------------------  -------------------
          Net investment income (loss).....               44,210              31,271                 334            (517,266)
                                             -------------------  ------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --                  --            5,426,448
      Realized gains (losses) on sale of
        investments........................              (9,161)               2,773               2,254              754,059
                                             -------------------  ------------------  ------------------  -------------------
          Net realized gains (losses)......              (9,161)               2,773               2,254            6,180,507
                                             -------------------  ------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (32,485)              32,872              15,463            1,654,564
                                             -------------------  ------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (41,646)              35,645              17,717            7,835,071
                                             -------------------  ------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,564  $           66,916  $           18,051  $         7,317,805
                                             ===================  ==================  ==================  ===================


                                                                    T. ROWE PRICE
                                                 PIONEER VCT         GOVERNMENT
                                             REAL ESTATE SHARES         MONEY
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $            5,503  $            2,017
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               3,293               3,642
      Administrative charges...............                 592                  --
                                             ------------------  ------------------
        Total expenses.....................               3,885               3,642
                                             ------------------  ------------------
          Net investment income (loss).....               1,618             (1,625)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              15,896                  --
      Realized gains (losses) on sale of
        investments........................               (217)                  --
                                             ------------------  ------------------
          Net realized gains (losses)......              15,679                  --
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            (13,505)                  --
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               2,174                  --
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            3,792  $          (1,625)
                                             ==================  ==================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                               TAP 1919
                                                                      T. ROWE PRICE        VARIABLE SOCIALLY
                                                 T. ROWE PRICE        INTERNATIONAL           RESPONSIVE            VIF GLOBAL
                                                 GROWTH STOCK             STOCK                BALANCED           INFRASTRUCTURE
                                                  SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            17,987  $              7,148  $              1,474  $             11,960
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               66,567                 4,112                 1,931                 5,744
      Administrative charges................                   --                    --                   363                 1,354
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................               66,567                 4,112                 2,294                 7,098
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (48,580)                 3,036                 (820)                 4,862
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              937,555                17,209                10,044                26,022
      Realized gains (losses) on sale of
        investments.........................              438,524                 1,684                 1,302                 (273)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,376,079                18,893                11,346                25,749
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              722,890                84,436                 9,713                27,754
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            2,098,969               103,329                21,059                53,503
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         2,050,389  $            106,365  $             20,239  $             58,365
                                              ===================  ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          ALGER SMALL CAP GROWTH                AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (678,275)  $      (594,785)  $        787,684  $        422,201
   Net realized gains (losses)....       (1,023,289)         4,595,904         2,041,738           774,546
   Change in unrealized gains
     (losses) on investments......        13,647,718       (2,062,118)           174,230         1,209,210
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,946,154         1,939,001         3,003,652         2,405,957
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           594,566           675,935         1,586,266         2,031,146
   Net transfers (including
     fixed account)...............       (1,016,845)       (1,615,754)        13,643,215       (3,839,661)
   Contract charges...............           (5,828)           (5,793)       (1,505,367)       (1,722,627)
   Transfers for contract benefits
     and terminations.............       (3,946,822)       (3,112,099)      (13,685,204)      (12,665,730)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,374,929)       (4,057,711)            38,910      (16,196,872)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,571,225       (2,118,710)         3,042,562      (13,790,915)
NET ASSETS:
   Beginning of year..............        46,089,499        48,208,209       132,721,070       146,511,985
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     53,660,724  $     46,089,499  $    135,763,632  $    132,721,070
                                    ================  ================  ================  ================

                                                                                  AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,421,180)  $    (1,505,705)  $    (1,054,845)  $    (1,189,876)
   Net realized gains (losses)....        18,301,694        25,972,672         1,603,200        20,349,444
   Change in unrealized gains
     (losses) on investments......        62,144,209      (27,161,768)        24,178,814      (18,427,737)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        78,024,723       (2,694,801)        24,727,169           731,831
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,242,577         4,790,556         1,485,802         2,020,273
   Net transfers (including
     fixed account)...............      (12,431,027)         (592,274)       (2,427,851)             2,205
   Contract charges...............       (3,292,936)       (3,241,277)       (1,095,299)       (1,093,814)
   Transfers for contract benefits
     and terminations.............      (30,039,921)      (21,872,968)       (9,370,478)       (8,327,183)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (41,521,307)      (20,915,963)      (11,407,826)       (7,398,519)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        36,503,416      (23,610,764)        13,319,343       (6,666,688)
NET ASSETS:
   Beginning of year..............       277,038,594       300,649,358       106,488,578       113,155,266
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    313,542,010  $    277,038,594  $    119,807,921  $    106,488,578
                                    ================  ================  ================  ================


                                           AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,358,002)  $    (4,888,553)  $      (347,475)  $          3,542
   Net realized gains (losses)....       101,266,036        76,420,967        32,850,739        43,226,654
   Change in unrealized gains
     (losses) on investments......        85,965,988      (17,514,843)        39,728,258       (9,886,897)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       179,874,022        54,017,571        72,231,522        33,343,299
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,277,710         3,082,401         8,172,200         8,063,591
   Net transfers (including
     fixed account)...............      (39,592,852)      (21,988,289)            28,630       (3,356,757)
   Contract charges...............       (8,230,911)       (8,107,246)       (3,870,596)       (3,704,672)
   Transfers for contract benefits
     and terminations.............      (72,470,529)      (56,205,378)      (37,082,588)      (28,813,651)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (119,016,582)      (83,218,512)      (32,752,354)      (27,811,489)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        60,857,440      (29,200,941)        39,479,168         5,531,810
NET ASSETS:
   Beginning of year..............       724,894,313       754,095,254       363,982,389       358,450,579
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    785,751,753  $    724,894,313  $    403,461,557  $    363,982,389
                                    ================  ================  ================  ================

                                             BHFTI AB GLOBAL
                                           DYNAMIC ALLOCATION
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,926,799  $      5,973,861
   Net realized gains (losses)....        42,727,382        51,718,394
   Change in unrealized gains
     (losses) on investments......       319,629,552         9,838,368
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       365,283,733        67,530,623
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        35,354,200        91,389,346
   Net transfers (including
     fixed account)...............      (59,328,548)      (13,114,222)
   Contract charges...............      (52,370,057)      (52,207,471)
   Transfers for contract benefits
     and terminations.............     (172,478,893)     (155,091,820)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (248,823,298)     (129,024,167)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       116,460,435      (61,493,544)
NET ASSETS:
   Beginning of year..............     3,143,878,353     3,205,371,897
                                    ----------------  ----------------
   End of year....................  $  3,260,338,788  $  3,143,878,353
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                      BHFTI ALLIANZ GLOBAL INVESTORS           BHFTI AMERICAN FUNDS
                                         DYNAMIC MULTI-ASSET PLUS               BALANCED ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017               2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        155,235  $      (969,724)  $      (955,855)  $      2,921,701
   Net realized gains (losses)....           152,771          (35,898)       192,130,023       275,771,097
   Change in unrealized gains
     (losses) on investments......        12,311,039         1,607,504       272,500,716      (91,485,327)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,619,045           601,882       463,674,884       187,207,471
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        13,793,061        16,857,944        53,857,604        75,145,456
   Net transfers (including
     fixed account)...............        10,933,707         8,788,221        57,372,994        17,486,675
   Contract charges...............       (1,391,657)       (1,007,330)      (42,218,587)      (41,225,539)
   Transfers for contract benefits
     and terminations.............       (4,108,544)       (3,883,641)     (273,711,360)     (203,968,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        19,226,567        20,755,194     (204,699,349)     (152,562,082)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        31,845,612        21,357,076       258,975,535        34,645,389
NET ASSETS:
   Beginning of year..............        82,224,138        60,867,062     3,152,567,972     3,117,922,583
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    114,069,750  $     82,224,138  $  3,411,543,507  $  3,152,567,972
                                    ================  ================  ================  ================

                                          BHFTI AMERICAN FUNDS
                                            GROWTH ALLOCATION               BHFTI AMERICAN FUNDS GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (6,022,171)  $    (4,425,844)  $    (7,912,722)  $    (7,607,989)
   Net realized gains (losses)....       137,553,868       184,760,628        88,560,442       167,126,272
   Change in unrealized gains
     (losses) on investments......       201,023,064      (60,183,857)        83,091,838     (113,400,426)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       332,554,761       120,150,927       163,739,558        46,117,857
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,059,070        14,790,852        16,802,718        15,004,069
   Net transfers (including
     fixed account)...............        51,244,674       (7,001,718)      (20,689,929)       (2,350,119)
   Contract charges...............      (22,892,582)      (22,193,183)       (8,411,481)       (7,912,275)
   Transfers for contract benefits
     and terminations.............     (139,110,125)     (101,195,265)      (57,782,569)      (37,390,190)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (98,698,963)     (115,599,314)      (70,081,261)      (32,648,515)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       233,855,798         4,551,613        93,658,297        13,469,342
NET ASSETS:
   Beginning of year..............     1,744,990,829     1,740,439,216       654,182,440       640,713,098
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,978,846,627  $  1,744,990,829  $    747,840,737  $    654,182,440
                                    ================  ================  ================  ================

                                           BHFTI AMERICAN FUNDS
                                            MODERATE ALLOCATION           BHFTI AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,191,018  $       6,245,320  $      7,427,743  $   (34,268,735)
   Net realized gains (losses)....        81,222,092        107,146,104        77,912,326      (47,850,610)
   Change in unrealized gains
     (losses) on investments......        87,897,810       (30,620,445)       103,255,195       257,505,457
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       173,310,920         82,770,979       188,595,264       175,386,112
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        27,849,930         37,516,663        15,435,188        18,022,447
   Net transfers (including
     fixed account)...............           664,248         32,849,220      (49,213,801)      (61,831,482)
   Contract charges...............      (21,504,359)       (21,143,513)      (40,323,587)      (41,914,869)
   Transfers for contract benefits
     and terminations.............     (137,406,451)      (109,118,456)     (136,815,405)     (125,669,688)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (130,396,632)       (59,896,086)     (210,917,605)     (211,393,592)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        42,914,288         22,874,893      (22,322,341)      (36,007,480)
NET ASSETS:
   Beginning of year..............     1,590,453,756      1,567,578,863     2,395,534,199     2,431,541,679
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  1,633,368,044  $   1,590,453,756  $  2,373,211,858  $  2,395,534,199
                                    ================  =================  ================  ================

                                          BHFTI BLACKROCK GLOBAL
                                            TACTICAL STRATEGIES
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (36,259,790)  $      2,654,460
   Net realized gains (losses)....        82,332,471       416,909,101
   Change in unrealized gains
     (losses) on investments......       517,966,691     (270,413,192)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       564,039,372       149,150,369
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        54,232,286       115,567,257
   Net transfers (including
     fixed account)...............      (94,191,855)      (57,324,406)
   Contract charges...............      (82,306,590)      (82,433,198)
   Transfers for contract benefits
     and terminations.............     (289,112,796)     (253,893,832)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (411,378,955)     (278,084,179)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       152,660,417     (128,933,810)
NET ASSETS:
   Beginning of year..............     4,999,248,698     5,128,182,508
                                    ----------------  ----------------
   End of year....................  $  5,151,909,115  $  4,999,248,698
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                BHFTI BRIGHTHOUSE
                                        BHFTI BLACKROCK HIGH YIELD            ASSET ALLOCATION 100
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      9,140,724  $     11,580,248  $    (2,129,085)  $      3,646,362
   Net realized gains (losses)....         (822,661)       (3,986,750)        41,832,365        77,714,514
   Change in unrealized gains
     (losses) on investments......         5,655,528        18,199,885        72,242,761      (42,750,032)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,973,591        25,793,383       111,946,041        38,610,844
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,469,816         3,939,058         3,314,632         4,336,940
   Net transfers (including
     fixed account)...............         5,362,102         8,925,766      (13,326,501)      (19,949,139)
   Contract charges...............       (2,673,916)       (2,708,304)       (4,949,435)       (4,987,628)
   Transfers for contract benefits
     and terminations.............      (19,361,900)      (14,990,899)      (39,208,381)      (36,048,067)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,203,898)       (4,834,379)      (54,169,685)      (56,647,894)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           769,693        20,959,004        57,776,356      (18,037,050)
NET ASSETS:
   Beginning of year..............       231,879,405       210,920,401       557,780,998       575,818,048
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    232,649,098  $    231,879,405  $    615,557,354  $    557,780,998
                                    ================  ================  ================  ================


                                      BHFTI BRIGHTHOUSE BALANCED PLUS    BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,291,654  $      99,157,622  $    (1,757,165)  $    (1,309,213)
   Net realized gains (losses)....       400,796,425         83,546,261        13,929,947         5,062,414
   Change in unrealized gains
     (losses) on investments......       741,072,715        262,223,058        12,394,934        59,471,093
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     1,154,160,794        444,926,941        24,567,716        63,224,294
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       163,855,291        157,046,169         1,412,995         1,349,329
   Net transfers (including
     fixed account)...............       253,267,621        111,182,918       (5,046,733)      (11,765,305)
   Contract charges...............     (115,984,388)      (107,705,162)       (2,027,452)       (1,989,354)
   Transfers for contract benefits
     and terminations.............     (428,463,772)      (343,550,385)      (24,468,990)      (20,501,444)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (127,325,248)      (183,026,460)      (30,130,180)      (32,906,774)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     1,026,835,546        261,900,481       (5,562,464)        30,317,520
NET ASSETS:
   Beginning of year..............     6,925,324,483      6,663,424,002       266,605,506       236,287,986
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  7,952,160,029  $   6,925,324,483  $    261,043,042  $    266,605,506
                                    ================  =================  ================  ================

                                        BHFTI BRIGHTHOUSE/ABERDEEN                     BHFTI
                                          EMERGING MARKETS EQUITY        BRIGHTHOUSE/ARTISAN INTERNATIONAL
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,771,390)  $    (2,095,800)  $          (159)  $          (497)
   Net realized gains (losses)....         3,763,733       (3,800,343)             4,497             (407)
   Change in unrealized gains
     (losses) on investments......        92,752,976        42,924,968            69,858          (17,443)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        94,745,319        37,028,825            74,196          (18,347)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,135,120         4,919,847            20,259           134,986
   Net transfers (including
     fixed account)...............       (5,307,648)      (10,048,590)             7,080             3,749
   Contract charges...............       (4,952,573)       (4,895,870)             (444)              (34)
   Transfers for contract benefits
     and terminations.............      (30,779,164)      (21,935,749)          (23,799)           (7,823)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (37,904,265)      (31,960,362)             3,096           130,878
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        56,841,054         5,068,463            77,292           112,531
NET ASSETS:
   Beginning of year..............       370,235,661       365,167,198           233,690           121,159
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    427,076,715  $    370,235,661  $        310,982  $        233,690
                                    ================  ================  ================  ================

                                          BHFTI BRIGHTHOUSE/EATON
                                            VANCE FLOATING RATE
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,443,432  $      1,532,327
   Net realized gains (losses)....          (53,124)         (526,227)
   Change in unrealized gains
     (losses) on investments......          (68,826)         3,593,742
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,321,482         4,599,842
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           667,232         1,034,528
   Net transfers (including
     fixed account)...............         3,494,048         1,584,549
   Contract charges...............         (588,286)         (623,176)
   Transfers for contract benefits
     and terminations.............       (7,163,302)       (5,796,986)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,590,308)       (3,801,085)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,268,826)           798,757
NET ASSETS:
   Beginning of year..............        64,827,675        64,028,918
                                    ----------------  ----------------
   End of year....................  $     62,558,849  $     64,827,675
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                        BHFTI BRIGHTHOUSE/FRANKLIN           BHFTI BRIGHTHOUSE/TEMPLETON
                                         LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (216,703)  $       2,005,297  $      (576,566)  $      (595,099)
   Net realized gains (losses)....         (390,677)        (1,131,686)         (447,532)       (1,008,231)
   Change in unrealized gains
     (losses) on investments......           267,632          1,355,961           521,996         1,285,705
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (339,748)          2,229,572         (502,102)         (317,625)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           884,745          1,614,780            84,677           351,551
   Net transfers (including
     fixed account)...............        16,929,234        (2,839,999)         1,588,112          (27,849)
   Contract charges...............       (1,833,930)        (1,945,246)         (546,742)         (574,332)
   Transfers for contract benefits
     and terminations.............      (10,906,960)       (12,067,365)       (2,652,241)       (2,287,396)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         5,073,089       (15,237,830)       (1,526,194)       (2,538,026)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,733,341       (13,008,258)       (2,028,296)       (2,855,651)
NET ASSETS:
   Beginning of year..............       144,974,836        157,983,094        39,493,620        42,349,271
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    149,708,177  $     144,974,836  $     37,465,324  $     39,493,620
                                    ================  =================  ================  ================

                                       BHFTI BRIGHTHOUSE/WELLINGTON
                                            LARGE CAP RESEARCH           BHFTI CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (116,169)  $         87,871  $      5,112,101  $      1,523,432
   Net realized gains (losses)....         1,363,058         1,505,098           953,425         1,382,227
   Change in unrealized gains
     (losses) on investments......         1,659,259         (634,599)        17,029,988       (4,178,951)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,906,148           958,370        23,095,514       (1,273,292)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            21,020           238,593         1,758,388         3,372,054
   Net transfers (including
     fixed account)...............         (703,813)         (265,280)         6,933,436       (2,622,191)
   Contract charges...............         (205,123)         (205,310)       (2,778,967)       (3,088,944)
   Transfers for contract benefits
     and terminations.............       (1,057,976)       (1,041,933)      (22,711,712)      (21,750,625)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,945,892)       (1,273,930)      (16,798,855)      (24,089,706)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           960,256         (315,560)         6,296,659      (25,362,998)
NET ASSETS:
   Beginning of year..............        15,301,423        15,616,983       263,186,597       288,549,595
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     16,261,679  $     15,301,423  $    269,483,256  $    263,186,597
                                    ================  ================  ================  ================

                                             BHFTI CLEARBRIDGE                      BHFTI HARRIS
                                             AGGRESSIVE GROWTH                  OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,088,925)  $    (5,588,236)  $        332,894  $       3,149,253
   Net realized gains (losses)....         29,759,077        22,877,688         5,584,866         26,318,341
   Change in unrealized gains
     (losses) on investments......         47,043,082      (14,020,970)       149,582,110          6,566,866
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         72,713,234         3,268,482       155,499,870         36,034,460
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,775,427         3,397,099         5,808,281          6,425,156
   Net transfers (including
     fixed account)...............       (15,722,804)      (19,419,615)      (15,385,288)       (17,956,920)
   Contract charges...............        (4,939,382)       (5,138,876)       (6,447,311)        (6,093,836)
   Transfers for contract benefits
     and terminations.............       (43,575,640)      (33,772,189)      (49,783,445)       (37,856,237)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (61,462,399)      (54,933,581)      (65,807,763)       (55,481,837)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............         11,250,835      (51,665,099)        89,692,107       (19,447,377)
NET ASSETS:
   Beginning of year..............        461,921,010       513,586,109       576,095,441        595,542,818
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     473,171,845  $    461,921,010  $    665,787,548  $     576,095,441
                                    =================  ================  ================  =================

                                              BHFTI INVESCO
                                        BALANCED-RISK ALLOCATION
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     24,281,615  $   (10,301,625)
   Net realized gains (losses)....        50,995,325       (2,513,753)
   Change in unrealized gains
     (losses) on investments......         7,636,567        91,035,525
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        82,913,507        78,220,147
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        49,499,309        50,176,000
   Net transfers (including
     fixed account)...............        42,116,270        89,247,502
   Contract charges...............      (16,351,705)      (13,936,272)
   Transfers for contract benefits
     and terminations.............      (53,355,656)      (40,178,930)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        21,908,218        85,308,300
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       104,821,725       163,528,447
NET ASSETS:
   Beginning of year..............       940,598,161       777,069,714
                                    ----------------  ----------------
   End of year....................  $  1,045,419,886  $    940,598,161
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          BHFTI INVESCO COMSTOCK         BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      6,163,470  $      7,486,419  $    (4,812,005)  $    (4,386,925)
   Net realized gains (losses)....        42,078,912        63,625,214        32,692,597        49,880,127
   Change in unrealized gains
     (losses) on investments......        65,142,068        32,001,192        38,230,394      (18,425,902)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       113,384,450       103,112,825        66,110,986        27,067,300
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,252,254        10,601,201         6,241,730         5,647,259
   Net transfers (including
     fixed account)...............      (21,023,037)      (12,378,231)       (9,656,538)       (6,176,045)
   Contract charges...............       (8,363,690)       (8,170,800)       (3,052,831)       (2,926,164)
   Transfers for contract benefits
     and terminations.............      (64,662,920)      (50,036,257)      (27,128,423)      (19,107,037)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (83,797,393)      (59,984,087)      (33,596,062)      (22,561,987)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        29,587,057        43,128,738        32,514,924         4,505,313
NET ASSETS:
   Beginning of year..............       742,413,375       699,284,637       296,393,238       291,887,925
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    772,000,432  $    742,413,375  $    328,908,162  $    296,393,238
                                    ================  ================  ================  ================

                                                                                 BHFTI JPMORGAN
                                        BHFTI JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,213,163  $     4,214,903  $     12,724,285  $      7,722,055
   Net realized gains (losses)....         (446,588)        (155,743)         3,695,229        17,866,051
   Change in unrealized gains
     (losses) on investments......         3,170,997      (2,012,185)       137,342,920       (9,890,380)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,937,572        2,046,975       153,762,434        15,697,726
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,044,360        3,488,610        49,846,472        75,632,639
   Net transfers (including
     fixed account)...............        30,313,554       19,870,012         8,521,472        12,735,511
   Contract charges...............       (4,406,736)      (4,561,818)      (16,965,555)      (16,205,205)
   Transfers for contract benefits
     and terminations.............      (30,295,373)     (22,381,738)      (62,325,822)      (46,438,860)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,344,195)      (3,584,934)      (20,923,433)        25,724,085
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,593,377      (1,537,959)       132,839,001        41,421,811
NET ASSETS:
   Beginning of year..............       339,144,828      340,682,787     1,042,207,011     1,000,785,200
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    342,738,205  $   339,144,828  $  1,175,046,012  $  1,042,207,011
                                    ================  ===============  ================  ================

                                                                                  BHFTI LOOMIS
                                      BHFTI JPMORGAN SMALL CAP VALUE          SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (97,681)  $         27,357  $      (241,999)  $        182,134
   Net realized gains (losses)....         1,786,247         1,990,651         7,320,788         9,600,422
   Change in unrealized gains
     (losses) on investments......       (1,282,680)         4,123,036        22,475,051       (5,021,627)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           405,886         6,141,044        29,553,840         4,760,929
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            54,431           377,114         1,190,943         1,629,123
   Net transfers (including
     fixed account)...............         (226,393)       (1,284,706)       (6,738,232)       (7,028,228)
   Contract charges...............         (298,311)         (300,537)       (1,714,517)       (1,788,348)
   Transfers for contract benefits
     and terminations.............       (2,016,073)       (1,690,161)      (13,294,168)      (10,360,270)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,486,346)       (2,898,290)      (20,555,974)      (17,547,723)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,080,460)         3,242,754         8,997,866      (12,786,794)
NET ASSETS:
   Beginning of year..............        26,376,632        23,133,878       148,612,417       161,399,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     24,296,172  $     26,376,632  $    157,610,283  $    148,612,417
                                    ================  ================  ================  ================

                                              BHFTI METLIFE
                                        MULTI-INDEX TARGETED RISK
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,397,381  $     (371,686)
   Net realized gains (losses)....        27,164,289          284,022
   Change in unrealized gains
     (losses) on investments......        90,781,737       23,166,215
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       119,343,407       23,078,551
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        58,675,074      146,003,566
   Net transfers (including
     fixed account)...............         9,650,595       85,670,437
   Contract charges...............      (14,044,040)     (11,135,104)
   Transfers for contract benefits
     and terminations.............      (44,064,735)     (29,873,770)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        10,216,894      190,665,129
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       129,560,301      213,743,680
NET ASSETS:
   Beginning of year..............       847,575,021      633,831,341
                                    ----------------  ---------------
   End of year....................  $    977,135,322  $   847,575,021
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                  BHFTI MORGAN
                                    BHFTI MFS RESEARCH INTERNATIONAL         STANLEY MID CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        446,359  $     1,087,152  $    (2,965,667)  $    (2,927,589)
   Net realized gains (losses)....         2,242,836      (1,908,775)        12,871,438         2,940,257
   Change in unrealized gains
     (losses) on investments......        58,482,287      (5,640,472)        63,770,550      (20,657,747)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        61,171,482      (6,462,095)        73,676,321      (20,645,079)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,637,557        2,345,413         3,842,825         5,154,126
   Net transfers (including
     fixed account)...............       (7,987,139)        1,343,494      (13,834,748)        10,765,513
   Contract charges...............       (2,395,975)      (2,432,236)       (2,918,135)       (2,683,209)
   Transfers for contract benefits
     and terminations.............      (23,723,360)     (18,900,434)      (15,870,893)      (11,898,645)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (32,468,917)     (17,643,763)      (28,780,951)         1,337,785
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        28,702,565     (24,105,858)        44,895,370      (19,307,294)
NET ASSETS:
   Beginning of year..............       247,879,900      271,985,758       201,153,118       220,460,412
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    276,582,465  $   247,879,900  $    246,048,488  $    201,153,118
                                    ================  ===============  ================  ================

                                                                                 BHFTI PANAGORA
                                     BHFTI OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (336,171)  $     (294,846)  $    (2,081,058)  $        978,295
   Net realized gains (losses)....         3,052,759        3,506,252           840,931         1,816,019
   Change in unrealized gains
     (losses) on investments......        16,543,515      (4,061,196)        16,579,211       (2,298,273)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,260,103        (849,790)        15,339,084           496,041
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            68,943          796,758        15,618,856        21,255,721
   Net transfers (including
     fixed account)...............       (4,391,673)        1,559,887        29,736,868        63,435,064
   Contract charges...............         (556,536)        (535,014)       (2,224,231)         (700,033)
   Transfers for contract benefits
     and terminations.............       (7,210,136)      (6,477,083)       (6,971,610)       (2,852,672)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (12,089,402)      (4,655,452)        36,159,883        81,138,080
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,170,701      (5,505,242)        51,498,967        81,634,121
NET ASSETS:
   Beginning of year..............        59,761,246       65,266,488       102,757,891        21,123,770
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     66,931,947  $    59,761,246  $    154,256,858  $    102,757,891
                                    ================  ===============  ================  ================

                                               BHFTI PIMCO
                                        INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (92,091)  $   (9,898,158)  $      3,020,410  $     15,567,461
   Net realized gains (losses)....       (3,837,350)     (10,740,646)         4,923,541       (9,752,580)
   Change in unrealized gains
     (losses) on investments......        15,545,424       40,944,062        34,142,363        11,149,277
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,615,983       20,305,258        42,086,314        16,964,158
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,371,128        3,240,908         6,526,262        10,347,774
   Net transfers (including
     fixed account)...............        55,549,717       17,081,530       128,752,736      (15,057,846)
   Contract charges...............       (7,796,181)      (7,965,099)      (17,689,039)      (18,905,496)
   Transfers for contract benefits
     and terminations.............      (50,560,400)     (44,800,654)     (123,618,606)     (108,958,935)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (435,736)     (32,443,315)       (6,028,647)     (132,574,503)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,180,247     (12,138,057)        36,057,667     (115,610,345)
NET ASSETS:
   Beginning of year..............       622,764,700      634,902,757     1,446,213,216     1,561,823,561
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    633,944,947  $   622,764,700  $  1,482,270,883  $  1,446,213,216
                                    ================  ===============  ================  ================


                                     BHFTI PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,836,203  $     5,121,802
   Net realized gains (losses)....       (1,658,617)          484,438
   Change in unrealized gains
     (losses) on investments......         4,162,809      (5,834,587)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,340,395        (228,347)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,326,775       15,864,750
   Net transfers (including
     fixed account)...............      (29,084,665)       44,787,356
   Contract charges...............      (10,487,684)     (12,288,781)
   Transfers for contract benefits
     and terminations.............      (47,747,127)     (50,418,725)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (79,992,701)      (2,055,400)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (72,652,306)      (2,283,747)
NET ASSETS:
   Beginning of year..............       648,755,946      651,039,693
                                    ----------------  ---------------
   End of year....................  $    576,103,640  $   648,755,946
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                             BHFTI SCHRODERS                     BHFTI SCHRODERS
                                          GLOBAL MULTI-ASSET II                GLOBAL MULTI-ASSET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,859,304)  $   (2,665,946)  $    (3,604,590)  $       (41,848)
   Net realized gains (losses)....         1,577,145        1,126,613        15,278,166         9,121,877
   Change in unrealized gains
     (losses) on investments......        63,070,063       14,310,453        60,435,835        14,289,470
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        62,787,904       12,771,120        72,109,411        23,369,499
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        34,459,165       37,420,704        19,424,402        26,804,004
   Net transfers (including
     fixed account)...............        31,092,772       41,259,942         1,717,711         1,726,932
   Contract charges...............       (6,437,005)      (5,650,668)       (9,502,572)       (9,116,567)
   Transfers for contract benefits
     and terminations.............      (28,028,244)     (21,503,630)      (32,443,615)      (28,231,649)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        31,086,688       51,526,348      (20,804,074)       (8,817,280)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        93,874,592       64,297,468        51,305,337        14,552,219
NET ASSETS:
   Beginning of year..............       415,940,338      351,642,870       577,424,821       562,872,602
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    509,814,930  $   415,940,338  $    628,730,158  $    577,424,821
                                    ================  ===============  ================  ================

                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF               BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     12,356,215  $    11,412,496  $      2,676,758  $      2,695,036
   Net realized gains (losses)....        14,023,688       76,689,439        11,462,876        30,709,532
   Change in unrealized gains
     (losses) on investments......       148,330,223     (34,109,060)        63,757,992      (11,006,299)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       174,710,126       53,992,875        77,897,626        22,398,269
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        19,164,658       22,979,145         3,164,517         2,770,076
   Net transfers (including
     fixed account)...............      (14,899,270)     (35,921,094)       (1,828,106)       (8,203,434)
   Contract charges...............      (17,338,828)     (17,584,989)       (5,787,702)       (5,726,100)
   Transfers for contract benefits
     and terminations.............     (111,552,002)     (82,883,163)      (35,958,287)      (23,760,861)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (124,625,442)    (113,410,101)      (40,409,578)      (34,920,319)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        50,084,684     (59,417,226)        37,488,048      (12,522,050)
NET ASSETS:
   Beginning of year..............     1,290,390,224    1,349,807,450       454,752,008       467,274,058
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $  1,340,474,908  $ 1,290,390,224  $    492,240,056  $    454,752,008
                                    ================  ===============  ================  ================

                                              BHFTI T. ROWE                       BHFTI T. ROWE
                                          PRICE LARGE CAP VALUE               PRICE MID CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,332,879  $     9,316,005  $    (7,670,673)  $    (7,333,776)
   Net realized gains (losses)....        81,154,455       97,464,171        53,631,673        77,584,230
   Change in unrealized gains
     (losses) on investments......        23,473,469     (12,601,645)        53,531,645      (49,804,269)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       108,960,803       94,178,531        99,492,645        20,446,185
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,778,547        8,548,777         3,574,317         4,471,810
   Net transfers (including
     fixed account)...............         (733,864)      (6,993,418)      (13,739,650)      (10,933,992)
   Contract charges...............       (4,836,993)      (4,671,865)       (4,832,982)       (4,880,554)
   Transfers for contract benefits
     and terminations.............      (74,894,311)     (59,133,973)      (46,824,534)      (31,973,648)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (71,686,621)     (62,250,479)      (61,822,849)      (43,316,384)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        37,274,182       31,928,052        37,669,796      (22,870,199)
NET ASSETS:
   Beginning of year..............       747,778,790      715,850,738       462,783,968       485,654,167
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    785,052,972  $   747,778,790  $    500,453,764  $    462,783,968
                                    ================  ===============  ================  ================


                                       BHFTI TCW CORE FIXED INCOME
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017              2016
                                    ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            840  $       (1,112)
   Net realized gains (losses)....               545             (86)
   Change in unrealized gains
     (losses) on investments......             3,039          (1,515)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,424          (2,713)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             7,505           67,810
   Net transfers (including
     fixed account)...............            45,787          154,898
   Contract charges...............             (532)            (426)
   Transfers for contract benefits
     and terminations.............           (1,113)               --
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            51,647          222,282
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............            56,071          219,569
NET ASSETS:
   Beginning of year..............           292,738           73,169
                                    ----------------  ---------------
   End of year....................  $        348,809  $       292,738
                                    ================  ===============

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTI VICTORY                        BHFTI WELLS
                                          SYCAMORE MID CAP VALUE         CAPITAL MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,541,294)  $    (2,197,834)  $      (697,582)  $    (1,014,625)
   Net realized gains (losses)....         3,956,792        13,095,340       (1,645,622)         6,324,523
   Change in unrealized gains
     (losses) on investments......        17,532,121        22,991,597        13,867,059         9,272,110
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,947,619        33,889,103        11,523,855        14,582,008
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,358,879         6,933,353           549,423           919,911
   Net transfers (including
     fixed account)...............       (4,819,884)         1,237,691       (2,126,675)       (6,678,370)
   Contract charges...............       (3,153,608)       (3,157,009)       (1,163,886)       (1,261,981)
   Transfers for contract benefits
     and terminations.............      (19,859,504)      (14,253,523)      (12,610,210)      (10,641,399)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,474,117)       (9,239,488)      (15,351,348)      (17,661,839)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,526,498)        24,649,615       (3,827,493)       (3,079,831)
NET ASSETS:
   Beginning of year..............       268,931,465       244,281,850       136,116,482       139,196,313
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    267,404,967  $    268,931,465  $    132,288,989  $    136,116,482
                                    ================  ================  ================  ================

                                             BHFTII BAILLIE
                                       GIFFORD INTERNATIONAL STOCK         BHFTII BLACKROCK BOND INCOME
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,277,750)  $      (358,899)  $      1,027,771  $      1,021,734
   Net realized gains (losses)....         9,549,601         1,625,583         (171,050)           (7,093)
   Change in unrealized gains
     (losses) on investments......        59,912,485         7,350,769           803,645         (212,769)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        68,184,336         8,617,453         1,660,366           801,872
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,260,415         1,435,007         3,144,356         4,112,157
   Net transfers (including
     fixed account)...............      (20,159,562)       (3,447,836)           653,425         7,482,169
   Contract charges...............       (3,025,567)       (2,978,189)         (798,838)         (846,113)
   Transfers for contract benefits
     and terminations.............      (17,602,507)      (15,218,207)       (6,641,549)       (6,120,099)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (39,527,221)      (20,209,225)       (3,642,606)         4,628,114
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        28,657,115      (11,591,772)       (1,982,240)         5,429,986
NET ASSETS:
   Beginning of year..............       221,819,744       233,411,516        74,475,330        69,045,344
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    250,476,859  $    221,819,744  $     72,493,090  $     74,475,330
                                    ================  ================  ================  ================

                                             BHFTII BLACKROCK                     BHFTII BLACKROCK
                                           CAPITAL APPRECIATION                 ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (234,489)  $      (217,485)  $    (4,713,723)  $    (5,946,317)
   Net realized gains (losses)....          1,085,467         1,398,745           314,432            57,290
   Change in unrealized gains
     (losses) on investments......          3,422,388       (1,411,365)         1,454,741           390,465
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          4,273,366         (230,105)       (2,944,550)       (5,498,562)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            149,672           698,086        10,143,744        22,629,305
   Net transfers (including
     fixed account)...............          (515,992)           400,373         4,609,627         2,241,216
   Contract charges...............          (132,373)         (122,760)       (3,848,194)       (4,507,711)
   Transfers for contract benefits
     and terminations.............        (1,599,872)         (947,754)      (57,776,719)      (69,743,801)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (2,098,565)            27,945      (46,871,542)      (49,380,991)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,174,801         (202,160)      (49,816,092)      (54,879,553)
NET ASSETS:
   Beginning of year..............         14,098,982        14,301,142       343,711,226       398,590,779
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      16,273,783  $     14,098,982  $    293,895,134  $    343,711,226
                                    =================  ================  ================  ================

                                            BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 20
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        449,412  $      1,616,202
   Net realized gains (losses)....         1,186,066         2,468,000
   Change in unrealized gains
     (losses) on investments......         3,481,913       (1,234,614)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,117,391         2,849,588
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,962,387         4,250,508
   Net transfers (including
     fixed account)...............         2,691,825        39,568,195
   Contract charges...............       (1,084,096)       (1,078,648)
   Transfers for contract benefits
     and terminations.............       (8,603,339)       (9,572,655)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,033,223)        33,167,400
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,084,168        36,016,988
NET ASSETS:
   Beginning of year..............       101,585,600        65,568,612
                                    ----------------  ----------------
   End of year....................  $    103,669,768  $    101,585,600
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTII BRIGHTHOUSE                   BHFTII BRIGHTHOUSE
                                            ASSET ALLOCATION 40                  ASSET ALLOCATION 60
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016               2017              2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      15,501,790  $     81,100,363  $      10,450,855  $    101,922,722
   Net realized gains (losses)....         96,020,997       235,969,851        229,406,267       531,046,260
   Change in unrealized gains
     (losses) on investments......        220,726,273     (140,238,049)        555,132,167     (294,350,528)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        332,249,060       176,832,165        794,989,289       338,618,454
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         13,848,842        19,515,378         28,725,505        44,053,111
   Net transfers (including
     fixed account)...............      (110,898,452)      (85,050,362)       (44,951,439)      (75,462,340)
   Contract charges...............       (44,641,699)      (47,232,692)       (70,632,340)      (72,256,944)
   Transfers for contract benefits
     and terminations.............      (373,754,088)     (346,107,872)      (556,029,062)     (477,632,589)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (515,445,397)     (458,875,548)      (642,887,336)     (581,298,762)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (183,196,337)     (282,043,383)        152,101,953     (242,680,308)
NET ASSETS:
   Beginning of year..............      3,966,089,283     4,248,132,666      6,424,608,702     6,667,289,010
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $   3,782,892,946  $  3,966,089,283  $   6,576,710,655  $  6,424,608,702
                                    =================  ================  =================  ================

                                            BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE/ARTISAN
                                            ASSET ALLOCATION 80                     MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016               2017              2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (3,538,568)  $     74,843,650  $     (2,270,100)  $    (1,440,519)
   Net realized gains (losses)....        306,688,150       621,512,825          3,297,254        22,590,770
   Change in unrealized gains
     (losses) on investments......        626,696,463     (352,024,646)         20,503,443        17,360,148
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        929,846,045       344,331,829         21,530,597        38,510,399
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         18,953,433        25,414,383          1,156,973         1,644,637
   Net transfers (including
     fixed account)...............       (54,487,230)     (115,627,973)       (10,052,172)         1,133,610
   Contract charges...............       (60,329,642)      (60,722,586)        (1,469,963)       (1,473,008)
   Transfers for contract benefits
     and terminations.............      (475,232,333)     (369,144,991)       (20,972,930)      (17,651,427)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (571,095,772)     (520,081,167)       (31,338,092)      (16,346,188)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............        358,750,273     (175,749,338)        (9,807,495)        22,164,211
NET ASSETS:
   Beginning of year..............      5,638,281,052     5,814,030,390        217,144,062       194,979,851
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $   5,997,031,325  $  5,638,281,052  $     207,336,567  $    217,144,062
                                    =================  ================  =================  ================

                                      BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                        INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         260,299  $        197,982  $       (435,335)  $      1,219,469
   Net realized gains (losses)....          3,016,360         1,959,511         36,120,617        34,882,524
   Change in unrealized gains
     (losses) on investments......         12,784,945         (120,230)         92,842,966       (1,075,951)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         16,061,604         2,037,263        128,528,248        35,026,042
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            474,201           541,256          4,818,715         4,606,124
   Net transfers (including
     fixed account)...............          3,331,701       (3,621,425)       (15,559,803)       276,900,705
   Contract charges...............          (669,952)         (658,618)        (7,872,007)       (6,982,057)
   Transfers for contract benefits
     and terminations.............        (4,729,977)       (3,537,341)       (66,512,751)      (49,347,852)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,594,027)       (7,276,128)       (85,125,846)       225,176,920
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         14,467,577       (5,238,865)         43,402,402       260,202,962
NET ASSETS:
   Beginning of year..............         57,869,934        63,108,799        787,903,717       527,700,755
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      72,337,511  $     57,869,934  $     831,306,119  $    787,903,717
                                    =================  ================  =================  ================


                                      BHFTII FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,118,991)  $    (1,111,280)
   Net realized gains (losses)....          2,576,882         8,350,119
   Change in unrealized gains
     (losses) on investments......         12,960,773       (4,923,796)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         14,418,664         2,315,043
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            730,878           459,936
   Net transfers (including
     fixed account)...............        (2,643,247)       (1,795,582)
   Contract charges...............          (674,193)         (696,983)
   Transfers for contract benefits
     and terminations.............        (5,669,411)       (7,462,054)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (8,255,973)       (9,494,683)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          6,162,691       (7,179,640)
NET ASSETS:
   Beginning of year..............         66,475,159        73,654,799
                                    -----------------  ----------------
   End of year....................  $      72,637,850  $     66,475,159
                                    =================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                  BHFTII LOOMIS
                                          BHFTII JENNISON GROWTH              SAYLES SMALL CAP CORE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,336,032)  $    (7,224,509)  $      (225,446)  $      (213,402)
   Net realized gains (losses)....        52,666,584        66,596,672         1,262,579         1,253,265
   Change in unrealized gains
     (losses) on investments......        99,113,551      (68,013,517)           669,618         1,063,527
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       144,444,103       (8,641,354)         1,706,751         2,103,390
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,086,012         2,534,813            58,337           395,602
   Net transfers (including
     fixed account)...............      (37,724,041)       (5,166,821)         (800,412)           133,951
   Contract charges...............       (4,031,954)       (4,030,249)         (187,375)         (190,175)
   Transfers for contract benefits
     and terminations.............      (44,696,388)      (38,760,187)         (694,603)         (792,777)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (84,366,371)      (45,422,444)       (1,624,053)         (453,399)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        60,077,732      (54,063,798)            82,698         1,649,991
NET ASSETS:
   Beginning of year..............       447,002,555       501,066,353        14,400,635        12,750,644
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    507,080,287  $    447,002,555  $     14,483,333  $     14,400,635
                                    ================  ================  ================  ================

                                              BHFTII LOOMIS                     BHFTII METLIFE
                                         SAYLES SMALL CAP GROWTH             AGGREGATE BOND INDEX
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2017              2016            2017              2016
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,482)  $       (3,388)  $     3,889,186  $      3,936,404
   Net realized gains (losses)....            14,989           24,565        (660,920)          (40,488)
   Change in unrealized gains
     (losses) on investments......            60,562          (5,480)        1,302,889       (2,592,464)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            72,069           15,697        4,531,155         1,303,452
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,700               --       11,664,549        30,163,105
   Net transfers (including
     fixed account)...............           (4,622)          (2,393)       18,585,730        60,238,116
   Contract charges...............           (1,132)          (1,255)      (4,049,129)       (4,030,668)
   Transfers for contract benefits
     and terminations.............          (26,581)         (48,133)     (25,846,480)      (24,282,675)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (20,635)         (51,781)          354,670        62,087,878
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............            51,434         (36,084)        4,885,825        63,391,330
NET ASSETS:
   Beginning of year..............           292,623          328,707      308,498,975       245,107,645
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $        344,057  $       292,623  $   313,384,800  $    308,498,975
                                    ================  ===============  ===============  ================

                                              BHFTII METLIFE
                                            MID CAP STOCK INDEX          BHFTII METLIFE MSCI EAFE INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (456,144)  $      (552,034)  $      1,183,507  $        940,243
   Net realized gains (losses)....        13,513,154        11,662,760         1,292,395         (241,323)
   Change in unrealized gains
     (losses) on investments......         7,969,638        11,268,443        20,812,992         (858,390)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,026,648        22,379,169        23,288,894         (159,470)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,111,348         4,058,317         1,459,590         2,997,982
   Net transfers (including
     fixed account)...............         5,217,441        13,080,377         1,052,790         7,944,110
   Contract charges...............       (1,364,304)       (1,110,917)       (1,166,586)       (1,022,996)
   Transfers for contract benefits
     and terminations.............      (12,310,912)       (8,266,622)       (6,755,751)       (5,255,908)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,346,427)         7,761,155       (5,409,957)         4,663,188
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        14,680,221        30,140,324        17,878,937         4,503,718
NET ASSETS:
   Beginning of year..............       151,623,612       121,483,288       104,406,669        99,902,951
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    166,303,833  $    151,623,612  $    122,285,606  $    104,406,669
                                    ================  ================  ================  ================


                                    BHFTII METLIFE RUSSELL 2000 INDEX
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (760,516)  $      (588,763)
   Net realized gains (losses)....        10,561,103        10,623,295
   Change in unrealized gains
     (losses) on investments......         7,807,137        12,954,748
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,607,724        22,989,280
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,290,216         2,739,217
   Net transfers (including
     fixed account)...............         1,097,020       (2,241,509)
   Contract charges...............       (1,383,066)       (1,250,753)
   Transfers for contract benefits
     and terminations.............      (10,931,270)       (8,064,211)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,927,100)       (8,817,256)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,680,624        14,172,024
NET ASSETS:
   Beginning of year..............       143,701,523       129,529,499
                                    ----------------  ----------------
   End of year....................  $    152,382,147  $    143,701,523
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        BHFTII METLIFE STOCK INDEX           BHFTII MFS TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        328,939  $      1,338,523  $        362,168  $       513,233
   Net realized gains (losses)....        45,393,328        44,048,436         3,028,896        2,609,590
   Change in unrealized gains
     (losses) on investments......        63,946,259         6,384,703           859,219        (168,660)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       109,668,526        51,771,662         4,250,283        2,954,163
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,490,877        11,055,623           386,056          749,038
   Net transfers (including
     fixed account)...............      (15,112,884)        30,277,877         1,616,798          316,277
   Contract charges...............       (4,785,424)       (4,394,187)         (309,336)        (294,999)
   Transfers for contract benefits
     and terminations.............      (53,171,348)      (47,239,994)       (4,367,258)      (4,734,648)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (65,578,779)      (10,300,681)       (2,673,740)      (3,964,332)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        44,089,747        41,470,981         1,576,543      (1,010,169)
NET ASSETS:
   Beginning of year..............       594,986,915       553,515,934        41,309,025       42,319,194
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    639,076,662  $    594,986,915  $     42,885,568  $    41,309,025
                                    ================  ================  ================  ===============


                                           BHFTII MFS VALUE II                 BHFTII MFS VALUE
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                         2017              2016              2017              2016
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        62,366  $         14,083  $        929,666  $      1,355,107
   Net realized gains (losses)....         (55,584)           184,701        20,058,584        23,506,038
   Change in unrealized gains
     (losses) on investments......          276,906           531,674        22,256,899         5,602,006
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          283,688           730,458        43,245,149        30,463,151
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          165,122           517,735         2,183,152         3,785,944
   Net transfers (including
     fixed account)...............         (90,314)           122,400       (3,392,053)        20,770,407
   Contract charges...............          (2,592)           (1,953)       (3,138,531)       (2,969,258)
   Transfers for contract benefits
     and terminations.............        (470,905)         (492,830)      (22,313,184)      (17,315,565)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (398,689)           145,352      (26,660,616)         4,271,528
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (115,001)           875,810        16,584,533        34,734,679
NET ASSETS:
   Beginning of year..............        5,024,818         4,149,008       284,625,248       249,890,569
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $     4,909,817  $      5,024,818  $    301,209,781  $    284,625,248
                                    ===============  ================  ================  ================

                                                                                 BHFTII T. ROWE
                                     BHFTII NEUBERGER BERMAN GENESIS         PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,856,347)  $   (1,743,740)  $    (3,468,591)  $    (3,321,056)
   Net realized gains (losses)....        16,343,019        4,670,391        16,135,188        24,174,828
   Change in unrealized gains
     (losses) on investments......         2,627,338       16,403,111        49,834,910      (21,885,537)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,114,010       19,329,762        62,501,507       (1,031,765)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,043,835        1,149,152         4,227,293         5,465,210
   Net transfers (including
     fixed account)...............       (2,630,371)      (8,416,119)        11,788,258      (15,563,299)
   Contract charges...............       (1,185,920)      (1,202,775)       (2,160,255)       (2,098,114)
   Transfers for contract benefits
     and terminations.............      (11,417,129)      (9,696,351)      (18,707,971)      (16,742,262)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,189,585)     (18,166,093)       (4,852,675)      (28,938,465)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,924,425        1,163,669        57,648,832      (29,970,230)
NET ASSETS:
   Beginning of year..............       133,113,538      131,949,869       203,478,587       233,448,817
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    136,037,963  $   133,113,538  $    261,127,419  $    203,478,587
                                    ================  ===============  ================  ================

                                             BHFTII T. ROWE
                                         PRICE SMALL CAP GROWTH
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (169,343)  $      (158,005)
   Net realized gains (losses)....         1,246,070         1,737,507
   Change in unrealized gains
     (losses) on investments......         1,478,283         (343,061)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,555,010         1,236,441
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           337,222         1,135,684
   Net transfers (including
     fixed account)...............         (769,052)         (424,023)
   Contract charges...............          (65,302)          (65,427)
   Transfers for contract benefits
     and terminations.............         (897,255)         (709,343)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,394,387)          (63,109)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,160,623         1,173,332
NET ASSETS:
   Beginning of year..............        12,987,892        11,814,560
                                    ----------------  ----------------
   End of year....................  $     14,148,515  $     12,987,892
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTII VANECK               BHFTII WESTERN ASSET MANAGEMENT
                                         GLOBAL NATURAL RESOURCES           STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,270,785)  $       (817,168)  $     25,931,556  $      6,258,190
   Net realized gains (losses)....       (2,828,419)        (8,797,189)         4,460,578         1,831,076
   Change in unrealized gains
     (losses) on investments......         2,914,102         41,329,617        37,755,554        30,665,968
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,185,102)         31,715,260        68,147,688        38,755,234
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           327,633            540,665         9,221,403         6,741,904
   Net transfers (including
     fixed account)...............         7,488,970       (12,765,187)        46,580,377     1,071,425,957
   Contract charges...............       (1,190,620)        (1,347,635)      (11,370,638)       (8,025,524)
   Transfers for contract benefits
     and terminations.............       (5,420,796)        (4,973,728)      (95,754,970)      (59,024,383)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,205,187       (18,545,885)      (51,323,828)     1,011,117,954
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            20,085         13,169,375        16,823,860     1,049,873,188
NET ASSETS:
   Beginning of year..............        88,041,249         74,871,874     1,050,068,498           195,310
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     88,061,334  $      88,041,249  $  1,066,892,358  $  1,050,068,498
                                    ================  =================  ================  ================

                                           BHFTII WESTERN ASSET
                                        MANAGEMENT U.S. GOVERNMENT        BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       2,478,326  $      2,541,592  $          (188)  $           4,681
   Net realized gains (losses)....          (511,303)         (359,178)            42,155            (6,529)
   Change in unrealized gains
     (losses) on investments......        (1,336,727)       (3,071,886)           283,220             64,672
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            630,296         (889,472)           325,187             62,824
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,514,141         4,839,053            19,338            597,472
   Net transfers (including
     fixed account)...............         16,592,186         3,483,398           155,786            387,508
   Contract charges...............        (3,020,397)       (3,417,794)           (2,648)              (982)
   Transfers for contract benefits
     and terminations.............       (22,950,401)      (21,968,669)          (80,359)           (31,654)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (6,864,471)      (17,064,012)            92,117            952,344
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............        (6,234,175)      (17,953,484)           417,304          1,015,168
NET ASSETS:
   Beginning of year..............        250,345,183       268,298,667         2,582,039          1,566,871
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     244,111,008  $    250,345,183  $      2,999,343  $       2,582,039
                                    =================  ================  ================  =================


                                    DEUTSCHE I CROCI INTERNATIONAL VIP       FEDERATED HIGH INCOME BOND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $        681,064  $      1,052,010  $          1,755  $          1,265
   Net realized gains (losses)....          (485,504)         (793,511)           (1,501)              (65)
   Change in unrealized gains
     (losses) on investments......          2,004,714         (391,004)               414             2,081
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,200,274         (132,505)               668             3,281
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            274,851           288,372                --                --
   Net transfers (including
     fixed account)...............          (207,971)         (360,557)                --                --
   Contract charges...............            (1,039)           (1,130)                --                --
   Transfers for contract benefits
     and terminations.............        (1,069,917)       (1,040,468)          (26,234)             (737)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,004,076)       (1,113,783)          (26,234)             (737)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          1,196,198       (1,246,288)          (25,566)             2,544
NET ASSETS:
   Beginning of year..............         11,250,311        12,496,599            27,574            25,030
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $     12,446,509  $     11,250,311  $          2,008  $         27,574
                                     ================  ================  ================  ================


                                             FEDERATED KAUFMAN
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (749)  $          (640)
   Net realized gains (losses)....             5,828             3,400
   Change in unrealized gains
     (losses) on investments......             7,443           (1,780)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            12,522               980
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (1,147)           (1,349)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (1,147)           (1,349)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            11,375             (369)
NET ASSETS:
   Beginning of year..............            47,589            47,958
                                    ----------------  ----------------
   End of year....................  $         58,964  $         47,589
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        FIDELITY VIP ASSET MANAGER             FIDELITY VIP CONTRAFUND
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         352,165  $         70,390  $    (2,690,012)  $    (3,447,540)
   Net realized gains (losses)....          7,905,617         3,033,075        52,246,703        56,534,065
   Change in unrealized gains
     (losses) on investments......            276,145       (1,946,628)        61,091,851      (18,019,471)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          8,533,927         1,156,837       110,648,542        35,067,054
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            816,124         1,112,917         9,296,181        11,378,837
   Net transfers (including
     fixed account)...............          (587,508)       (1,269,515)      (10,602,317)       (9,211,526)
   Contract charges...............            (8,530)           (9,018)       (4,504,202)       (4,391,890)
   Transfers for contract benefits
     and terminations.............        (7,180,351)       (6,429,011)      (52,772,793)      (41,080,267)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (6,960,265)       (6,594,627)      (58,583,131)      (43,304,846)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          1,573,662       (5,437,790)        52,065,411       (8,237,792)
NET ASSETS:
   Beginning of year..............         70,694,332        76,132,122       573,685,439       581,923,231
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      72,267,994  $     70,694,332  $    625,750,850  $    573,685,439
                                    =================  ================  ================  ================


                                        FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         14,698  $          35,825  $   (38,857,043)  $   (33,238,180)
   Net realized gains (losses)....           106,867            223,243        67,821,547        67,424,887
   Change in unrealized gains
     (losses) on investments......           395,750            452,684       504,990,287        70,790,241
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           517,315            711,752       533,954,791       104,976,948
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            11,240             15,146         5,377,314         4,366,399
   Net transfers (including
     fixed account)...............          (31,585)           (82,227)         (215,412)       199,882,002
   Contract charges...............                --                 --                --                --
   Transfers for contract benefits
     and terminations.............         (262,921)          (862,529)     (326,903,630)     (224,234,667)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (283,266)          (929,610)     (321,741,728)      (19,986,266)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           234,049          (217,858)       212,213,063        84,990,682
NET ASSETS:
   Beginning of year..............         4,741,279          4,959,137     4,491,693,357     4,406,702,675
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,975,328  $       4,741,279  $  4,703,906,420  $  4,491,693,357
                                    ================  =================  ================  ================

                                                                                   FIDELITY VIP
                                      FIDELITY VIP FUNDSMANAGER 60%           GOVERNMENT MONEY MARKET
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (29,267,942)  $   (29,113,624)  $       (123,765)  $      (383,062)
   Net realized gains (losses)....       195,422,805       188,329,503                 --                --
   Change in unrealized gains
     (losses) on investments......       244,571,811      (63,123,246)                 --                --
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       410,726,674        96,092,633          (123,765)         (383,062)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,181,264         4,334,728            779,923       171,061,807
   Net transfers (including
     fixed account)...............                --                --              9,806     (199,693,702)
   Contract charges...............                --                --            (1,570)           (2,003)
   Transfers for contract benefits
     and terminations.............     (812,246,912)     (615,536,279)        (2,017,458)       (1,681,832)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (803,065,648)     (611,201,551)        (1,229,299)      (30,315,730)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............     (392,338,974)     (515,108,918)        (1,353,064)      (30,698,792)
NET ASSETS:
   Beginning of year..............     3,173,600,531     3,688,709,449         18,955,221        49,654,013
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $  2,781,261,557  $  3,173,600,531  $      17,602,157  $     18,955,221
                                    ================  ================  =================  ================


                                            FIDELITY VIP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,861,188)  $    (1,938,297)
   Net realized gains (losses)....        18,097,088        20,037,429
   Change in unrealized gains
     (losses) on investments......        30,252,875      (19,372,389)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        46,488,775       (1,273,257)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,779,571         1,848,497
   Net transfers (including
     fixed account)...............       (2,203,752)       (3,710,183)
   Contract charges...............          (16,508)          (17,387)
   Transfers for contract benefits
     and terminations.............      (13,492,021)      (13,243,026)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (13,932,710)      (15,122,099)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............        32,556,065      (16,395,356)
NET ASSETS:
   Beginning of year..............       144,530,563       160,925,919
                                    ----------------  ----------------
   End of year....................  $    177,086,628  $    144,530,563
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FIDELITY VIP INDEX 500              FIDELITY VIP MID CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        269,524  $         54,162  $    (3,716,096)  $    (4,154,096)
   Net realized gains (losses)....         4,090,359         2,765,773        26,427,590        26,390,295
   Change in unrealized gains
     (losses) on investments......         7,335,146         3,139,146        51,034,462        17,481,724
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,695,029         5,959,081        73,745,956        39,717,923
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                13                --         6,484,931         6,290,246
   Net transfers (including
     fixed account)...............       (1,230,024)       (1,234,171)       (7,529,604)       (4,482,079)
   Contract charges...............          (18,688)          (19,250)       (5,055,441)       (4,982,252)
   Transfers for contract benefits
     and terminations.............       (6,284,195)       (5,014,111)      (33,163,200)      (28,133,233)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,532,894)       (6,267,532)      (39,263,314)      (31,307,318)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,162,135         (308,451)        34,482,642         8,410,605
NET ASSETS:
   Beginning of year..............        61,915,726        62,224,177       409,695,192       401,284,587
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     66,077,861  $     61,915,726  $    444,177,834  $    409,695,192
                                    ================  ================  ================  ================


                                           FIDELITY VIP OVERSEAS            FTVIPT FRANKLIN INCOME VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,538  $           5,646  $      7,200,274  $      9,120,844
   Net realized gains (losses)....            57,495              2,151         1,254,900       (1,197,852)
   Change in unrealized gains
     (losses) on investments......           990,001          (292,991)        12,035,192        21,806,114
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,055,034          (285,194)        20,490,366        29,729,106
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            47,956             75,925         3,350,612         3,516,704
   Net transfers (including
     fixed account)...............          (46,711)           (60,736)         3,919,919       (1,827,109)
   Contract charges...............              (41)               (50)       (2,765,136)       (2,797,532)
   Transfers for contract benefits
     and terminations.............         (344,662)          (513,669)      (25,708,194)      (21,748,149)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (343,458)          (498,530)      (21,202,799)      (22,856,086)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           711,576          (783,724)         (712,433)         6,873,020
NET ASSETS:
   Beginning of year..............         3,832,068          4,615,792       260,175,136       253,302,116
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      4,543,644  $       3,832,068  $    259,462,703  $    260,175,136
                                    ================  =================  ================  ================

                                              FTVIPT FRANKLIN                     FTVIPT FRANKLIN
                                             MUTUAL SHARES VIP                  SMALL CAP VALUE VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,156,190  $        762,174  $    (1,045,277)  $      (603,981)
   Net realized gains (losses)....         7,238,844        11,735,942        10,274,597        18,193,022
   Change in unrealized gains
     (losses) on investments......           588,955         4,805,146         2,044,449        11,896,218
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,983,989        17,303,262        11,273,769        29,485,259
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,781,630         1,354,399         2,454,753         2,594,857
   Net transfers (including
     fixed account)...............         2,339,371           704,098         (592,795)       (6,026,344)
   Contract charges...............       (1,366,178)       (1,338,635)       (1,615,596)       (1,581,543)
   Transfers for contract benefits
     and terminations.............      (13,100,987)      (11,329,519)       (8,414,805)       (7,199,878)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,346,164)      (10,609,657)       (8,168,443)      (12,212,908)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,362,175)         6,693,605         3,105,326        17,272,351
NET ASSETS:
   Beginning of year..............       134,905,092       128,211,487       128,270,987       110,998,636
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    133,542,917  $    134,905,092  $    131,376,313  $    128,270,987
                                    ================  ================  ================  ================


                                       FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         578,128  $         97,525
   Net realized gains (losses)....           (35,143)           527,103
   Change in unrealized gains
     (losses) on investments......          9,092,479         2,954,153
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          9,635,464         3,578,781
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            158,997           357,216
   Net transfers (including
     fixed account)...............        (1,680,805)         3,646,293
   Contract charges...............          (894,483)         (858,486)
   Transfers for contract benefits
     and terminations.............        (5,040,480)       (4,221,347)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (7,456,771)       (1,076,324)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............          2,178,693         2,502,457
NET ASSETS:
   Beginning of year..............         68,504,762        66,002,305
                                    -----------------  ----------------
   End of year....................  $      70,683,455  $     68,504,762
                                    =================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   FTVIPT
                                          TEMPLETON GLOBAL BOND VIP          INVESCO V.I. AMERICAN FRANCHISE
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,854,279)  $     (2,819,021)  $           (186)  $           (182)
   Net realized gains (losses).....          (588,268)        (3,081,702)              1,209              1,116
   Change in unrealized gains
     (losses) on investments.......          4,800,233          8,927,333              2,125              (893)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,357,686          3,026,610              3,148                 41
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,622,382          3,333,851                 --                 --
   Net transfers (including
     fixed account)................          9,321,846          2,514,265                 --                 --
   Contract charges................        (2,626,411)        (2,766,762)                 --                 --
   Transfers for contract benefits
     and terminations..............       (16,979,649)       (14,901,348)              (720)            (2,482)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (7,661,832)       (11,819,994)              (720)            (2,482)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,304,146)        (8,793,384)              2,428            (2,441)
NET ASSETS:
   Beginning of year...............        213,840,331        222,633,715             12,495             14,936
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     207,536,185  $     213,840,331  $          14,923  $          12,495
                                     =================  =================  =================  =================


                                           INVESCO V.I. CORE EQUITY           INVESCO V.I. EQUITY AND INCOME
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           (587)  $         (1,071)  $         557,088  $       1,676,980
   Net realized gains (losses).....             20,517             15,527         21,270,992         26,324,788
   Change in unrealized gains
     (losses) on investments.......            (4,684)              (647)         37,279,662         49,249,179
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             15,246             13,809         59,107,742         77,250,947
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --         20,101,042         16,956,615
   Net transfers (including
     fixed account)................                 75                 38         13,395,950        (5,664,468)
   Contract charges................                 --                 --        (7,232,802)        (7,077,278)
   Transfers for contract benefits
     and terminations..............           (56,447)           (14,006)       (58,238,576)       (46,507,739)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (56,372)           (13,968)       (31,974,386)       (42,292,870)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (41,126)              (159)         27,133,356         34,958,077
NET ASSETS:
   Beginning of year...............            171,207            171,366        654,269,917        619,311,840
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $         130,081  $         171,207  $     681,403,273  $     654,269,917
                                     =================  =================  =================  =================


                                        INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2017               2016              2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $               3  $            (22)  $      (306,814)  $      (463,656)
   Net realized gains (losses).....                 57                639         7,444,149         2,563,228
   Change in unrealized gains
     (losses) on investments.......                 68              (349)        42,782,098       (7,183,922)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                128                268        49,919,433       (5,084,350)
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                990         3,246,532         3,607,230
   Net transfers (including
     fixed account)................              1,138            (3,917)       (3,134,671)         7,408,564
   Contract charges................              (522)              (358)       (3,199,879)       (3,200,081)
   Transfers for contract benefits
     and terminations..............              (651)            (2,475)      (21,257,291)      (15,272,513)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......               (35)            (5,760)      (24,345,309)       (7,456,800)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............                 93            (5,492)        25,574,124      (12,541,150)
NET ASSETS:
   Beginning of year...............              1,017              6,509       243,849,630       256,390,780
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $           1,110  $           1,017  $    269,423,754  $    243,849,630
                                     =================  =================  ================  ================


                                           IVY VIP ASSET STRATEGY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2017               2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           1,241  $         (2,092)
   Net realized gains (losses).....            (2,480)           (29,559)
   Change in unrealized gains
     (losses) on investments.......             47,423             19,774
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             46,184           (11,877)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --             49,073
   Net transfers (including
     fixed account)................             53,650           (42,838)
   Contract charges................                (7)               (16)
   Transfers for contract benefits
     and terminations..............               (12)           (78,861)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......             53,631           (72,642)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............             99,815           (84,519)
NET ASSETS:
   Beginning of year...............            233,181            317,700
                                     -----------------  -----------------
   End of year.....................  $         332,996  $         233,181
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH            VARIABLE APPRECIATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,855,686)  $    (2,167,911)  $      (891,816)  $     (285,310)
   Net realized gains (losses)....        28,733,843        20,190,034        28,854,954       18,709,188
   Change in unrealized gains
     (losses) on investments......        16,514,276      (18,916,437)        42,828,296       12,788,762
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,392,433         (894,314)        70,791,434       31,212,640
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        12,163,897        12,769,827        12,788,613       13,233,628
   Net transfers (including
     fixed account)...............         1,668,829         6,572,083            13,177      (6,775,239)
   Contract charges...............       (3,351,968)       (3,214,606)       (4,896,400)      (4,841,666)
   Transfers for contract benefits
     and terminations.............      (24,939,914)      (22,574,903)      (32,547,983)     (27,170,816)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,459,156)       (6,447,599)      (24,642,593)     (25,554,093)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        27,933,277       (7,341,913)        46,148,841        5,658,547
NET ASSETS:
   Beginning of year..............       293,536,621       300,878,534       405,981,554      400,323,007
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    321,469,898  $    293,536,621  $    452,130,395  $   405,981,554
                                    ================  ================  ================  ===============

                                           LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                       VARIABLE DIVIDEND STRATEGY           VARIABLE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (64,634)  $         99,724  $       (49,414)  $       (43,931)
   Net realized gains (losses)....        6,426,078         4,502,131           338,155           379,954
   Change in unrealized gains
     (losses) on investments......       27,815,865        19,079,369           377,477         (188,699)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       34,177,309        23,681,224           666,218           147,324
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        8,178,729         6,793,180             3,105               360
   Net transfers (including
     fixed account)...............          911,632         (600,819)          (25,383)         (243,618)
   Contract charges...............      (2,404,766)       (2,314,431)          (12,122)          (13,427)
   Transfers for contract benefits
     and terminations.............     (17,115,313)      (13,256,121)         (543,531)         (605,126)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (10,429,718)       (9,378,191)         (577,931)         (861,811)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       23,747,591        14,303,033            88,287         (714,487)
NET ASSETS:
   Beginning of year..............      200,725,348       186,422,315         3,173,371         3,887,858
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   224,472,939  $    200,725,348  $      3,261,658  $      3,173,371
                                    ===============  ================  ================  ================

                                           LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP VALUE           VARIABLE SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2017              2016             2017             2016
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (34,951)  $      (10,471)  $   (1,525,109)  $    (1,367,176)
   Net realized gains (losses)....           654,318          253,744        6,294,589         5,281,882
   Change in unrealized gains
     (losses) on investments......           287,048          594,251       17,263,633           637,725
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           906,415          837,524       22,033,113         4,552,431
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            49,457          159,294        3,327,457         4,335,272
   Net transfers (including
     fixed account)...............       (1,856,934)          915,334      (4,318,114)         (154,058)
   Contract charges...............          (79,504)         (85,407)      (1,305,775)       (1,244,198)
   Transfers for contract benefits
     and terminations.............         (594,433)        (753,495)      (8,853,017)       (6,274,238)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,481,414)          235,726     (11,149,449)       (3,337,222)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,574,999)        1,073,250       10,883,664         1,215,209
NET ASSETS:
   Beginning of year..............         8,591,571        7,518,321      102,811,126       101,595,917
                                    ----------------  ---------------  ---------------  ----------------
   End of year....................  $      7,016,572  $     8,591,571  $   113,694,790  $    102,811,126
                                    ================  ===============  ===============  ================

                                                 LMPVET QS
                                       VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        393,932  $        401,086
   Net realized gains (losses)....         4,986,303           439,055
   Change in unrealized gains
     (losses) on investments......         (875,884)         1,355,038
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,504,351         2,195,179
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           421,591           449,435
   Net transfers (including
     fixed account)...............           401,235         1,119,642
   Contract charges...............         (469,764)         (473,039)
   Transfers for contract benefits
     and terminations.............       (3,560,761)       (2,695,104)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,207,699)       (1,599,066)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,296,652           596,113
NET ASSETS:
   Beginning of year..............        38,835,887        38,239,774
                                    ----------------  ----------------
   End of year....................  $     40,132,539  $     38,835,887
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2017              2016             2017             2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        373,414  $         64,340  $         2,448  $         2,164
   Net realized gains (losses)....        15,727,442         3,988,123          199,715          105,411
   Change in unrealized gains
     (losses) on investments......       (1,965,464)         1,529,479         (83,073)         (54,300)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,135,392         5,581,942          119,090           53,275
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           478,935           874,902           12,453           49,844
   Net transfers (including
     fixed account)...............         (616,366)         1,003,629            6,028          (4,788)
   Contract charges...............         (934,163)         (943,812)            (404)            (469)
   Transfers for contract benefits
     and terminations.............       (7,328,788)       (6,334,763)        (254,376)        (454,192)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,400,382)       (5,400,044)        (236,299)        (409,605)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         5,735,010           181,898        (117,209)        (356,330)
NET ASSETS:
   Beginning of year..............        83,823,213        83,641,315          921,078        1,277,408
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $     89,558,223  $     83,823,213  $       803,869  $       921,078
                                    ================  ================  ===============  ===============

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND        MFS VIT INVESTORS TRUST
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,341,225  $      4,075,107  $           (51)  $          (45)
   Net realized gains (losses)....         (676,542)       (1,878,440)             1,240            1,121
   Change in unrealized gains
     (losses) on investments......         3,451,528         9,237,046               111            (484)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,116,211        11,433,713             1,300              592
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,134,141         1,324,881                --               --
   Net transfers (including
     fixed account)...............         2,716,610       (2,102,281)                --               --
   Contract charges...............         (952,072)         (959,444)                --               --
   Transfers for contract benefits
     and terminations.............       (9,373,450)       (8,407,408)           (4,084)            (640)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,474,771)      (10,144,252)           (4,084)            (640)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (358,560)         1,289,461           (2,784)             (48)
NET ASSETS:
   Beginning of year..............        87,930,944        86,641,483             8,827            8,875
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     87,572,384  $     87,930,944  $          6,043  $         8,827
                                    ================  ================  ================  ===============


                                           MFS VIT NEW DISCOVERY                MFS VIT RESEARCH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (250)  $          (543)  $            (9)  $          (131)
   Net realized gains (losses)....             4,682             1,815             2,684             3,861
   Change in unrealized gains
     (losses) on investments......             (417)             1,685             1,215           (2,546)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,015             2,957             3,890             1,184
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                --
   Net transfers (including
     fixed account)...............                --                --                --                --
   Contract charges...............                --                --                --                --
   Transfers for contract benefits
     and terminations.............          (38,686)           (1,011)           (4,398)           (5,787)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (38,686)           (1,011)           (4,398)           (5,787)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (34,671)             1,946             (508)           (4,603)
NET ASSETS:
   Beginning of year..............            41,234            39,288            21,608            26,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $          6,563  $         41,234  $         21,100  $         21,608
                                    ================  ================  ================  ================


                                        NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2017             2016
                                    ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (54)  $           (60)
   Net realized gains (losses)....            1,494             1,095
   Change in unrealized gains
     (losses) on investments......            (493)               214
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              947             1,249
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               --                --
   Net transfers (including
     fixed account)...............               --                --
   Contract charges...............               --                --
   Transfers for contract benefits
     and terminations.............          (2,006)           (1,907)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (2,006)           (1,907)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............          (1,059)             (658)
NET ASSETS:
   Beginning of year..............            6,564             7,222
                                    ---------------  ----------------
   End of year....................  $         5,505  $          6,564
                                    ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                      OPPENHEIMER VA
                                          GLOBAL                  OPPENHEIMER VA                      OPPENHEIMER VA
                                    MULTI-ALTERNATIVES           GOVERNMENT MONEY                  MAIN STREET SMALL CAP
                                        SUB-ACCOUNT                 SUB-ACCOUNT                         SUB-ACCOUNT
                                    ------------------  ----------------------------------  ----------------------------------
                                         2017 (a)             2017              2016              2017              2016
                                    ------------------  ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $           (47)   $           (32)  $           (48)  $      (824,978)  $    (1,193,648)
   Net realized gains (losses)....               (90)                 --                --        10,132,948         6,500,090
   Change in unrealized gains
     (losses) on investments......            (3,134)                 --                --         4,224,374        11,237,743
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            (3,271)               (32)              (48)        13,532,344        16,544,185
                                    ------------------  ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                 50                 --                --         1,283,733         1,327,499
   Net transfers (including
     fixed account)...............            259,386                 --                --       (2,190,062)       (2,886,762)
   Contract charges...............               (16)                 --                --       (1,304,527)       (1,283,015)
   Transfers for contract benefits
     and terminations.............            (2,485)              (145)             (148)       (9,826,409)       (7,757,953)
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            256,935              (145)             (148)      (12,037,265)      (10,600,231)
                                    ------------------  ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            253,664              (177)             (196)         1,495,079         5,943,954
NET ASSETS:
   Beginning of year..............                 --              3,396             3,592       115,192,944       109,248,990
                                    ------------------  ----------------  ----------------  ----------------  ----------------
   End of year....................   $        253,664   $          3,219  $          3,396  $    116,688,023  $    115,192,944
                                    ==================  ================  ================  ================  ================



                                        OPPENHEIMER VA MAIN STREET      OPPENHEIMER VA TOTAL RETURN BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2017              2016              2017             2016
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (163)  $          (264)  $            20  $            165
   Net realized gains (losses)....             3,121            14,724            (967)             (587)
   Change in unrealized gains
     (losses) on investments......            12,465           (4,604)            1,045               571
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            15,423             9,856               98               149
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --               --                --
   Net transfers (including
     fixed account)...............                --                --               --                --
   Contract charges...............                --                --               --                --
   Transfers for contract benefits
     and terminations.............           (3,688)          (12,174)          (3,255)           (1,907)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (3,688)          (12,174)          (3,255)           (1,907)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............            11,735           (2,318)          (3,157)           (1,758)
NET ASSETS:
   Beginning of year..............           102,246           104,564            5,719             7,477
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $        113,981  $        102,246  $         2,562  $          5,719
                                    ================  ================  ===============  ================


                                                PIMCO VIT                            PIMCO VIT
                                      COMMODITY REALRETURN STRATEGY            EMERGING MARKETS BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         44,210  $        (1,454)  $         31,271  $         19,858
   Net realized gains (losses)....           (9,161)           (4,882)             2,773             (739)
   Change in unrealized gains
     (losses) on investments......          (32,485)            50,041            32,872            34,366
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             2,564            43,705            66,916            53,485
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,701            82,723             4,294           221,405
   Net transfers (including
     fixed account)...............            20,842           102,751           251,758          (13,170)
   Contract charges...............              (75)              (55)             (104)              (85)
   Transfers for contract benefits
     and terminations.............          (39,639)          (14,359)          (47,137)          (22,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (4,171)           171,060           208,811           185,462
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           (1,607)           214,765           275,727           238,947
NET ASSETS:
   Beginning of year..............           464,850           250,085           645,743           406,796
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        463,243  $        464,850  $        921,470  $        645,743
                                    ================  ================  ================  ================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       PIMCO VIT UNCONSTRAINED BOND          PIONEER VCT MID CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            334  $            290  $      (517,266)  $      (573,188)
   Net realized gains (losses)....             2,254           (3,758)         6,180,507         4,194,006
   Change in unrealized gains
     (losses) on investments......            15,463            18,128         1,654,564         5,084,247
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            18,051            14,660         7,317,805         8,705,065
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,741           195,066         1,259,070         1,113,121
   Net transfers (including
     fixed account)...............            48,507            97,472           776,762          (65,716)
   Contract charges...............              (64)              (74)         (687,778)         (672,822)
   Transfers for contract benefits
     and terminations.............          (64,152)          (28,936)       (6,607,009)       (5,748,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (13,968)           263,528       (5,258,955)       (5,373,854)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             4,083           278,188         2,058,850         3,331,211
NET ASSETS:
   Beginning of year..............           560,051           281,863        67,321,539        63,990,328
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        564,134  $        560,051  $     69,380,389  $     67,321,539
                                    ================  ================  ================  ================


                                      PIONEER VCT REAL ESTATE SHARES      T. ROWE PRICE GOVERNMENT MONEY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,618  $          3,941  $        (1,625)  $        (5,020)
   Net realized gains (losses)....            15,679            47,420                --                --
   Change in unrealized gains
     (losses) on investments......          (13,505)          (40,983)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             3,792            10,378           (1,625)           (5,020)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               334               621                --                --
   Net transfers (including
     fixed account)...............            17,579             8,221         (126,898)            92,628
   Contract charges...............           (3,098)           (3,301)             (108)             (118)
   Transfers for contract benefits
     and terminations.............          (26,920)           (4,793)          (14,683)          (51,844)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (12,105)               748         (141,689)            40,666
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (8,313)            11,126         (143,314)            35,646
NET ASSETS:
   Beginning of year..............           252,027           240,901           532,685           497,039
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        243,714  $        252,027  $        389,371  $        532,685
                                    ================  ================  ================  ================


                                        T. ROWE PRICE GROWTH STOCK       T. ROWE PRICE INTERNATIONAL STOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (48,580)  $       (52,576)  $          3,036  $          1,032
   Net realized gains (losses)....         1,376,079           412,844            18,893             8,094
   Change in unrealized gains
     (losses) on investments......           722,890         (355,528)            84,436           (3,274)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,050,389             4,740           106,365             5,852
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           228,728           193,684            19,749            10,989
   Net transfers (including
     fixed account)...............         (117,076)         (301,323)            11,575          (11,589)
   Contract charges...............           (1,098)           (1,118)              (69)              (96)
   Transfers for contract benefits
     and terminations.............         (557,208)         (562,309)           (3,303)          (39,735)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (446,654)         (671,066)            27,952          (40,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,603,735         (666,326)           134,317          (34,579)
NET ASSETS:
   Beginning of year..............         6,392,650         7,058,976           383,175           417,754
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,996,385  $      6,392,650  $        517,492  $        383,175
                                    ================  ================  ================  ================

                                             TAP 1919 VARIABLE
                                       SOCIALLY RESPONSIVE BALANCED
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017              2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (820)  $         (1,057)
   Net realized gains (losses)....            11,346              8,317
   Change in unrealized gains
     (losses) on investments......             9,713            (2,565)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            20,239              4,695
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --              3,677
   Net transfers (including
     fixed account)...............               279              (931)
   Contract charges...............              (91)              (117)
   Transfers for contract benefits
     and terminations.............          (17,733)           (79,210)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (17,545)           (76,581)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............             2,694           (71,886)
NET ASSETS:
   Beginning of year..............           143,946            215,832
                                    ----------------  -----------------
   End of year....................  $        146,640  $         143,946
                                    ================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                                      VIF GLOBAL INFRASTRUCTURE
                                                                                                             SUB-ACCOUNT
                                                                                                ------------------------------------
                                                                                                      2017               2016
                                                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................................................  $           4,862  $           3,590
   Net realized gains (losses)................................................................             25,749             25,538
   Change in unrealized gains
     (losses) on investments..................................................................             27,754             25,505
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.......................................................................             58,365             54,633
                                                                                                -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.....................................................................              3,778             90,084
   Net transfers (including
     fixed account)...........................................................................             47,785             43,465
   Contract charges...........................................................................               (89)              (144)
   Transfers for contract benefits
     and terminations.........................................................................           (68,583)           (29,784)
                                                                                                -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.................................................................           (17,109)            103,621
                                                                                                -----------------  -----------------
     Net increase (decrease)
        in net assets.........................................................................             41,256            158,254
NET ASSETS:
   Beginning of year..........................................................................            503,939            345,685
                                                                                                -----------------  -----------------
   End of year................................................................................  $         545,195  $         503,939
                                                                                                =================  =================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife Investors USA Separate Account A to Brighthouse Separate Account A.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust ("LMPVIT")
   Insurance Funds) ("Invesco V.I.")                       MFS Variable Insurance Trust ("MFS VIT")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Neuberger Berman Equity Funds ("Neuberger Berman")
Brighthouse Funds Trust I ("BHFTI")*                       Oppenheimer Variable Account Funds
Brighthouse Funds Trust II ("BHFTII")*                       ("Oppenheimer VA")
Deutsche Variable Series I ("Deutsche I")                  PIMCO Variable Insurance Trust ("PIMCO VIT")
Federated Insurance Series ("Federated")                   Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      T. Rowe Price Government Money Fund, Inc.
Franklin Templeton Variable Insurance Products Trust       T. Rowe Price Growth Stock Fund, Inc.
   ("FTVIPT")                                              T. Rowe Price International Fund, Inc.
Ivy Variable Insurance Portfolios ("IVY VIP")              The Alger Portfolios ("Alger")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust ("LMPVET")       VanEck VIP Trust ("VanEck VIP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

Alger Small Cap Growth Sub-Account                       BHFTI JPMorgan Small Cap Value Sub-Account (a)
American Funds Bond Sub-Account (a)                      BHFTI Loomis Sayles Global Markets Sub-Account
American Funds Global Growth Sub-Account (a)             BHFTI MetLife Multi-Index Targeted Risk
American Funds Global Small Capitalization Sub-            Sub-Account
   Account (a)                                           BHFTI MFS Research International Sub-Account (a)
American Funds Growth Sub-Account                        BHFTI Morgan Stanley Mid Cap Growth
American Funds Growth-Income Sub-Account (a)               Sub-Account (a)
BHFTI AB Global Dynamic Allocation Sub-Account           BHFTI Oppenheimer Global Equity Sub-Account
BHFTI Allianz Global Investors Dynamic Multi-Asset       BHFTI PanAgora Global Diversified Risk
   Plus Sub-Account                                        Sub-Account
BHFTI American Funds Balanced Allocation                 BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                           BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds Growth Allocation                   BHFTI Pyramis Government Income Sub-Account
   Sub-Account                                           BHFTI Schroders Global Multi-Asset II Sub-Account
BHFTI American Funds Growth Sub-Account                  BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI American Funds Moderate Allocation                 BHFTI SSGA Growth and Income ETF Sub-Account
   Sub-Account                                           BHFTI SSGA Growth ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
BHFTI BlackRock Global Tactical Strategies               BHFTI T. Rowe Price Mid Cap Growth Sub-Account
   Sub-Account                                           BHFTI TCW Core Fixed Income Sub-Account
BHFTI BlackRock High Yield Sub-Account (a)               BHFTI Victory Sycamore Mid Cap Value Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse Balanced Plus Sub-Account                Sub-Account
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII Baillie Gifford International Stock Sub-
BHFTI Brighthouse/Aberdeen Emerging Markets                Account (a)
   Equity Sub-Account                                    BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII BlackRock Capital Appreciation
BHFTI Brighthouse/Eaton Vance Floating Rate                Sub-Account (a)
   Sub-Account                                           BHFTII BlackRock Ultra-Short Term Bond Sub-
BHFTI Brighthouse/Franklin Low Duration Total              Account (a)
   Return Sub-Account                                    BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Templeton International Bond           BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account (a)                                       BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Clarion Global Real Estate Sub-Account               Sub-Account (a)
BHFTI ClearBridge Aggressive Growth Sub-Account (a)      BHFTII Brighthouse/Dimensional International Small
BHFTI Harris Oakmark International Sub-Account (a)         Company Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII Brighthouse/Wellington Core Equity
   Sub-Account                                             Opportunities Sub-Account (a)
BHFTI Invesco Comstock Sub-Account                       BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account (a)                 BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI JPMorgan Global Active Allocation                  BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONTINUED)


BHFTII MetLife Aggregate Bond Index Sub-Account (a)      IVY VIP Asset Strategy Sub-Account
BHFTII MetLife Mid Cap Stock Index Sub-Account (a)       LMPVET ClearBridge Variable Aggressive Growth
BHFTII MetLife MSCI EAFE Index Sub-Account (a)              Sub-Account (a)
BHFTII MetLife Russell 2000 Index Sub-Account (a)        LMPVET ClearBridge Variable Appreciation Sub-
BHFTII MetLife Stock Index Sub-Account (a)                  Account (a)
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Dividend Strategy
BHFTII MFS Value II Sub-Account (a)                         Sub-Account (a)
BHFTII MFS Value Sub-Account (a)                         LMPVET ClearBridge Variable Large Cap Growth
BHFTII Neuberger Berman Genesis Sub-Account (a)             Sub-Account
BHFTII T. Rowe Price Large Cap Growth                    LMPVET ClearBridge Variable Large Cap Value
   Sub-Account (a)                                          Sub-Account
BHFTII T. Rowe Price Small Cap Growth                    LMPVET ClearBridge Variable Small Cap Growth
   Sub-Account (a)                                          Sub-Account (a)
BHFTII VanEck Global Natural Resources                   LMPVET QS Variable Conservative Growth
   Sub-Account                                              Sub-Account
BHFTII Western Asset Management Strategic Bond           LMPVET QS Variable Growth Sub-Account
   Opportunities Sub-Account (a)                         LMPVET QS Variable Moderate Growth Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVIT Western Asset Variable Global High Yield
   Sub-Account (a)                                          Bond Sub-Account (a)
BlackRock Global Allocation V.I. Sub-Account             MFS VIT Investors Trust Sub-Account
Deutsche I CROCI International VIP Sub-Account           MFS VIT New Discovery Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT Research Sub-Account
Federated Kaufman Sub-Account                            Neuberger Berman Genesis Sub-Account
Fidelity VIP Asset Manager Sub-Account                   Oppenheimer VA Global Multi-Alternatives
Fidelity VIP Contrafund Sub-Account (a)                     Sub-Account (b)
Fidelity VIP Equity-Income Sub-Account                   Oppenheimer VA Government Money Sub-Account
Fidelity VIP FundsManager 50% Sub-Account                Oppenheimer VA Main Street Small Cap
Fidelity VIP FundsManager 60% Sub-Account                   Sub-Account (a)
Fidelity VIP Government Money Market Sub-Account         Oppenheimer VA Main Street Sub-Account
Fidelity VIP Growth Sub-Account                          Oppenheimer VA Total Return Bond Sub-Account
Fidelity VIP Index 500 Sub-Account                       PIMCO VIT Commodity RealReturn Strategy
Fidelity VIP Mid Cap Sub-Account                            Sub-Account
Fidelity VIP Overseas Sub-Account                        PIMCO VIT Emerging Markets Bond Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   PIMCO VIT Unconstrained Bond Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Pioneer VCT Mid Cap Value Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Pioneer VCT Real Estate Shares Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account                 T. Rowe Price Government Money Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             T. Rowe Price Growth Stock Sub-Account
Invesco V.I. American Franchise Sub-Account (a)          T. Rowe Price International Stock Sub-Account
Invesco V.I. Core Equity Sub-Account                     TAP 1919 Variable Socially Responsive Balanced
Invesco V.I. Equity and Income Sub-Account (a)              Sub-Account
Invesco V.I. Growth and Income Sub-Account               VIF Global Infrastructure Sub-Account
Invesco V.I. International Growth Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the period ended December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)


B. The following Sub-Accounts had no net assets as of December 31, 2017:

Janus Henderson Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account


3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2017:

LMPVET EnTrustPermal Alternative Select VIT
   Sub-Account
VanEck VIP Long/Short Equity Index Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                              New Name

Janus Aspen Global Research Portfolio                    Janus Henderson Global Research Portfolio
(MIST) Goldman Sachs Mid Cap Value Portfolio             (BHFTI) Wells Capital Management Mid Cap Value
                                                           Portfolio
(MIST) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                    (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Blackrock Large Cap Value Portfolio                (BHFTII) MFS Value II Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


(MSF) Van Eck Global Natural Resources Portfolio       (BHFTII) VanEck Global Natural Resources Portfolio
Oppenheimer VA Core Bond Portfolio                     Oppenheimer VA Total Return Bond Portfolio

TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc (VIF)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                           New Name

MetLife Investors USA Separate Account A              Brighthouse Separate Account A

LIQUIDATION:

EnTrustPermal Alternative Select VIT Portfolio
VanEck VIP Long/Short Equity Index Fund


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                    -----------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                    ------------   --------------    --------------   --------------
     Alger Small Cap Growth Sub-Account...........................     2,221,976       57,097,206           308,217        5,361,421
     American Funds Bond Sub-Account..............................    12,700,182      136,004,677        13,193,738       10,404,923
     American Funds Global Growth Sub-Account.....................    10,368,921      237,280,865        14,753,025       49,573,745
     American Funds Global Small Capitalization Sub-Account.......     4,845,957       97,113,681         2,089,283       14,552,000
     American Funds Growth Sub-Account............................    10,158,395      594,578,397        78,537,301      131,212,294
     American Funds Growth-Income Sub-Account.....................     8,117,759      320,503,672        38,511,297       46,818,708
     BHFTI AB Global Dynamic Allocation Sub-Account...............   259,787,965    2,645,061,784        47,630,259      293,526,759
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account................................................     9,569,620      102,155,312        22,927,961        3,546,170
     BHFTI American Funds Balanced Allocation Sub-Account.........   322,147,648    2,954,588,283       226,586,087      267,034,003
     BHFTI American Funds Growth Allocation Sub-Account...........   192,870,060    1,661,422,109       170,038,172      155,437,868
     BHFTI American Funds Growth Sub-Account......................    66,831,175      608,896,317        85,179,299       88,082,599
     BHFTI American Funds Moderate Allocation Sub-Account.........   159,042,668    1,484,590,737       102,056,907      158,087,691
     BHFTI AQR Global Risk Balanced Sub-Account...................   253,548,290    2,640,286,277       155,505,088      245,726,511
     BHFTI BlackRock Global Tactical Strategies Sub-Account.......   475,268,382    4,681,450,537        96,014,570      481,929,674
     BHFTI BlackRock High Yield Sub-Account.......................    30,022,451      239,471,410        18,419,332       22,482,509
     BHFTI Brighthouse Asset Allocation 100 Sub-Account...........    46,422,132      499,388,654        44,638,006       68,504,989
     BHFTI Brighthouse Balanced Plus Sub-Account..................   667,687,668    6,898,573,977       566,675,131      310,268,900
     BHFTI Brighthouse Small Cap Value Sub-Account................    15,497,869      219,510,528        16,975,206       39,538,550
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account................................................    37,761,000      363,473,600        12,192,860       51,868,506
     BHFTI Brighthouse/Artisan International Sub-Account..........        27,721          262,470            41,729           38,777
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account......     6,091,431       62,769,177        10,217,646       12,364,550
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account................................................    15,659,869      154,426,343        18,297,289       13,440,879
     BHFTI Brighthouse/Templeton International Bond Sub-Account...     3,761,591       42,681,627         1,444,315        3,531,936
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account................................................     1,025,081       10,903,485         1,122,798        2,586,272
     BHFTI Clarion Global Real Estate Sub-Account.................    21,750,078      248,661,534        12,559,936       24,246,731
     BHFTI ClearBridge Aggressive Growth Sub-Account..............    26,330,865      272,342,562         9,952,541       75,503,823
     BHFTI Harris Oakmark International Sub-Account...............    40,138,957      562,695,476        26,255,186       91,730,076
     BHFTI Invesco Balanced-Risk Allocation Sub-Account...........   101,793,579    1,042,969,390       165,425,449       66,164,326
     BHFTI Invesco Comstock Sub-Account...........................    47,391,077      567,629,742        40,746,007       96,282,985
     BHFTI Invesco Small Cap Growth Sub-Account...................    22,715,272      313,929,765        38,882,593       43,619,631
     BHFTI JPMorgan Core Bond Sub-Account.........................    33,340,305      348,488,348        25,921,052       25,052,068
     BHFTI JPMorgan Global Active Allocation Sub-Account..........    94,305,469    1,032,038,511        60,578,265       68,777,430
     BHFTI JPMorgan Small Cap Value Sub-Account...................     1,381,217       19,868,202         1,964,520        3,367,402
     BHFTI Loomis Sayles Global Markets Sub-Account...............     8,765,874      107,447,916         5,000,999       25,125,674
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account..........    73,690,458      859,571,627        72,493,848       36,531,213
     BHFTI MFS Research International Sub-Account.................    21,822,832      236,631,411         9,311,113       41,333,652
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account..............    12,706,148      139,569,778         2,846,401       34,593,027
     BHFTI Oppenheimer Global Equity Sub-Account..................     2,575,302       45,443,636           711,211       13,136,798
     BHFTI PanAgora Global Diversified Risk Sub-Account...........    13,275,130      141,520,515        55,319,154       21,240,350
     BHFTI PIMCO Inflation Protected Bond Sub-Account.............    64,229,497      694,146,502        35,668,596       36,196,425
     BHFTI PIMCO Total Return Sub-Account.........................   130,430,297    1,529,807,166        73,089,039       68,737,345
     BHFTI Pyramis Government Income Sub-Account..................    54,606,998      586,156,710        20,046,240       95,202,738
     BHFTI Schroders Global Multi-Asset II Sub-Account............    39,520,547      439,955,650        51,765,897       22,501,318
     BHFTI Schroders Global Multi-Asset Sub-Account...............    48,814,464      539,363,609        27,773,367       40,746,500
     BHFTI SSGA Growth and Income ETF Sub-Account.................   107,928,748    1,181,710,460        40,009,856      148,255,362
     BHFTI SSGA Growth ETF Sub-Account............................    38,516,444      407,908,864        24,290,905       56,997,165
     BHFTI T. Rowe Price Large Cap Value Sub-Account..............    22,274,732      622,076,941        87,857,040       90,720,186
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account...............    45,413,234      412,148,475        50,552,756       77,038,753
     BHFTI TCW Core Fixed Income Sub-Account......................        34,240          347,565            80,510           27,534
     BHFTI Victory Sycamore Mid Cap Value Sub-Account.............    13,044,154      219,599,119         6,991,986       30,007,385

(a)  For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                    -----------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                    ------------   --------------    --------------   --------------
     BHFTI Wells Capital Management Mid Cap Value Sub-Account.....    10,449,378      135,887,881         3,348,830       19,397,744
     BHFTII Baillie Gifford International Stock Sub-Account.......    18,946,699      178,990,488         6,482,087       47,287,083
     BHFTII BlackRock Bond Income Sub-Account.....................       686,606       73,224,843         7,769,014       10,383,846
     BHFTII BlackRock Capital Appreciation Sub-Account............       375,856       11,472,653         1,203,621        3,181,911
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account...........     2,919,087      292,050,234        39,072,513       90,651,234
     BHFTII Brighthouse Asset Allocation 20 Sub-Account...........     9,493,581      103,644,691        29,115,394       30,159,755
     BHFTII Brighthouse Asset Allocation 40 Sub-Account...........   320,041,712    3,842,133,369       195,537,026      576,131,122
     BHFTII Brighthouse Asset Allocation 60 Sub-Account...........   519,898,084    6,577,005,464       371,252,633      745,063,683
     BHFTII Brighthouse Asset Allocation 80 Sub-Account...........   422,921,817    5,818,201,681       411,326,732      666,316,416
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.........       826,943      177,797,328         4,640,945       38,249,249
     BHFTII Brighthouse/Dimensional International Small Company
       Sub-Account................................................     4,752,802       65,999,095        10,611,586        8,995,822
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account................................................    25,905,846      742,598,822        52,343,314      107,865,755
     BHFTII Frontier Mid Cap Growth Sub-Account...................     2,085,499       62,514,011         4,128,678       11,681,472
     BHFTII Jennison Growth Sub-Account...........................    30,556,771      378,626,036        39,243,420       96,080,660
     BHFTII Loomis Sayles Small Cap Core Sub-Account..............        52,283       12,358,781         2,347,433        3,335,049
     BHFTII Loomis Sayles Small Cap Growth Sub-Account............        24,492          322,028            28,772           37,412
     BHFTII MetLife Aggregate Bond Index Sub-Account..............    29,466,891      320,174,945        35,016,661       30,772,844
     BHFTII MetLife Mid Cap Stock Index Sub-Account...............     8,359,420      130,878,659        21,293,434       17,971,546
     BHFTII MetLife MSCI EAFE Index Sub-Account...................     8,602,224      102,894,929         9,846,357       14,072,824
     BHFTII MetLife Russell 2000 Index Sub-Account................     7,110,587      112,976,710        16,487,019       20,179,671
     BHFTII MetLife Stock Index Sub-Account.......................    12,368,319      431,137,435        44,049,133       91,543,488
     BHFTII MFS Total Return Sub-Account..........................       244,342       36,777,334         5,649,264        5,728,251
     BHFTII MFS Value II Sub-Account..............................       520,595        4,935,467           546,099          882,403
     BHFTII MFS Value Sub-Account.................................    18,303,296      272,041,009        29,841,465       37,707,711
     BHFTII Neuberger Berman Genesis Sub-Account..................     6,105,348       91,777,226        12,544,041       17,672,824
     BHFTII T. Rowe Price Large Cap Growth Sub-Account............    10,493,907      221,397,346        33,515,708       27,706,148
     BHFTII T. Rowe Price Small Cap Growth Sub-Account............       600,034       11,087,652         2,302,133        3,043,902
     BHFTII VanEck Global Natural Resources Sub-Account...........     8,222,352       98,043,114        14,034,479       14,100,085
     BHFTII Western Asset Management Strategic Bond Opportunities
       Sub-Account................................................    76,824,771      998,478,163        56,154,050       81,546,304
     BHFTII Western Asset Management U.S. Government
       Sub-Account................................................    21,057,679      252,415,290        13,545,607       17,931,709
     BlackRock Global Allocation V.I. Sub-Account.................       202,121        2,770,013           270,216          143,809
     Deutsche I CROCI International VIP Sub-Account...............     1,695,710       15,737,121         1,041,650        1,364,658
     Federated High Income Bond Sub-Account.......................           295            2,040             1,871           26,351
     Federated Kaufman Sub-Account................................         3,078           44,783             5,496            1,896
     Fidelity VIP Asset Manager Sub-Account.......................     4,745,108       72,525,862         9,540,739        8,099,323
     Fidelity VIP Contrafund Sub-Account..........................    16,588,759      447,916,337        44,404,354       73,408,651
     Fidelity VIP Equity-Income Sub-Account.......................       208,260        4,626,873           188,107          357,326
     Fidelity VIP FundsManager 50% Sub-Account....................   347,922,072    4,102,889,249        81,226,508      413,397,986
     Fidelity VIP FundsManager 60% Sub-Account....................   222,500,925    2,235,272,144        92,380,439      861,738,275
     Fidelity VIP Government Money Market Sub-Account.............    17,602,168       17,602,168         1,944,974        3,298,044
     Fidelity VIP Growth Sub-Account..............................     2,391,447      100,354,814        12,393,740       16,387,521
     Fidelity VIP Index 500 Sub-Account...........................       243,668       33,010,597         1,334,445        8,391,483
     Fidelity VIP Mid Cap Sub-Account.............................    11,753,847      351,081,713        22,852,547       46,071,371
     Fidelity VIP Overseas Sub-Account............................       198,673        3,662,135           152,072          484,051
     FTVIPT Franklin Income VIP Sub-Account.......................    16,045,937      241,673,131        12,172,664       26,175,181
     FTVIPT Franklin Mutual Shares VIP Sub-Account................     6,559,085      117,414,053         9,359,551       13,115,207
     FTVIPT Franklin Small Cap Value VIP Sub-Account..............     6,635,169      112,869,196        12,240,426       12,482,403
     FTVIPT Templeton Foreign VIP Sub-Account.....................     4,569,070       67,453,355         2,821,405        9,700,060
     FTVIPT Templeton Global Bond VIP Sub-Account.................    12,570,334      229,567,770         3,462,186       13,291,931
     Invesco V.I. American Franchise Sub-Account..................           237           13,253             1,129              920

(a)  For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                         FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017            DECEMBER 31, 2017
                                                                    ----------------------------   -------------------------------
                                                                                                      COST OF          PROCEEDS
                                                                      SHARES         COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                    -----------    -------------   -------------    --------------
     Invesco V.I. Core Equity Sub-Account.........................        3,543           98,142           7,914            58,345
     Invesco V.I. Equity and Income Sub-Account...................   35,957,940      529,574,765      26,566,141        45,941,660
     Invesco V.I. Growth and Income Sub-Account...................           49              907              95                83
     Invesco V.I. International Growth Sub-Account................    6,850,301      188,929,488       4,177,059        28,829,195
     Ivy VIP Asset Strategy Sub-Account...........................       35,550          325,593          92,096            37,220
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account................................................   11,835,969      241,680,734      33,064,027        30,138,963
     LMPVET ClearBridge Variable Appreciation Sub-Account.........   10,773,746      293,331,294      30,035,444        40,838,833
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account................................................   11,214,199      134,250,424       7,591,172        18,085,539
     LMPVET ClearBridge Variable Large Cap Growth Sub-Account.....      132,429        2,527,191         482,877           930,102
     LMPVET ClearBridge Variable Large Cap Value Sub-Account......      327,423        5,771,034         713,746         3,028,824
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account................................................    4,390,170       79,662,269       5,518,460        15,874,299
     LMPVET QS Variable Conservative Growth Sub-Account...........    2,741,297       35,551,719       5,519,854         4,167,226
     LMPVET QS Variable Growth Sub-Account........................    6,193,519       79,628,757      15,646,297         9,941,676
     LMPVET QS Variable Moderate Growth Sub-Account...............       57,709          696,908         166,176           266,452
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account................................................   11,993,088       95,179,954       6,303,545         9,437,097
     MFS VIT Investors Trust Sub-Account..........................          201            4,194             258             4,175
     MFS VIT New Discovery Sub-Account............................          327            5,058             112            38,927
     MFS VIT Research Sub-Account.................................          716           14,010           1,564             4,672
     Neuberger Berman Genesis Sub-Account.........................           96            3,955             916             2,071
     Oppenheimer VA Global Multi-Alternatives Sub-Account (a).....       25,861          256,834         263,662             6,736
     Oppenheimer VA Government Money Sub-Account..................        3,223            3,223              12               187
     Oppenheimer VA Main Street Small Cap Sub-Account.............    4,590,311       83,330,996       7,997,281        14,632,969
     Oppenheimer VA Main Street Sub-Account.......................        3,534           82,015           3,194             5,216
     Oppenheimer VA Total Return Bond Sub-Account.................          328            3,260              61             3,295
     PIMCO VIT Commodity RealReturn Strategy Sub-Account..........       65,068          503,882         124,560            84,523
     PIMCO VIT Emerging Markets Bond Sub-Account..................       70,130          882,396         313,419            73,333
     PIMCO VIT Unconstrained Bond Sub-Account.....................       53,526          544,059          70,438            84,075
     Pioneer VCT Mid Cap Value Sub-Account........................    3,324,413       61,000,500       7,339,721         7,689,481
     Pioneer VCT Real Estate Shares Sub-Account...................       15,788          254,861          36,741            31,339
     T. Rowe Price Government Money Sub-Account...................      389,381          389,381          19,273           162,577
     T. Rowe Price Growth Stock Sub-Account.......................      127,636        5,327,155       1,531,264         1,088,943
     T. Rowe Price International Stock Sub-Account................       27,718          408,330          56,319             8,131
     TAP 1919 Variable Socially Responsive Balanced Sub-Account...        5,261          138,341          12,186            20,504
     VIF Global Infrastructure Sub-Account........................       69,456          544,736         115,530           101,789

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,200,478        3,508,832        7,293,353       8,159,989        6,980,723       7,480,782
Units issued and transferred
   from other funding options....          73,929           80,179        1,163,765         772,477          473,951         522,007
Units redeemed and transferred to
   other funding options.........       (340,567)        (388,533)      (1,118,733)     (1,639,113)      (1,240,010)     (1,022,066)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       2,933,840        3,200,478        7,338,385       7,293,353        6,214,664       6,980,723
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2017            2016             2017            2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,939,876       3,123,694        2,741,584        3,075,557
Units issued and transferred
   from other funding options....          155,730         272,900           49,296           75,722
Units redeemed and transferred to
   other funding options.........        (398,169)       (456,718)        (438,679)        (409,695)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,697,437       2,939,876        2,352,201        2,741,584
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017            2016
                                   --------------  ---------------

Units beginning of year..........       2,163,637        2,179,793
Units issued and transferred
   from other funding options....         421,891          286,066
Units redeemed and transferred to
   other funding options.........       (303,257)        (302,222)
                                   --------------  ---------------
Units end of year................       2,282,271        2,163,637
                                   ==============  ===============

                                              BHFTI AB              BHFTI ALLIANZ GLOBAL INVESTORS        BHFTI AMERICAN FUNDS
                                      GLOBAL DYNAMIC ALLOCATION        DYNAMIC MULTI-ASSET PLUS            BALANCED ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017            2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     252,960,506      263,678,991      79,436,316       59,800,997     234,371,003      246,263,553
Units issued and transferred
   from other funding options....       7,309,600       19,318,402      27,187,994       33,904,838      12,732,269       15,335,939
Units redeemed and transferred to
   other funding options.........    (26,228,236)     (30,036,887)    (11,271,418)     (14,269,519)    (26,779,676)     (27,228,489)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     234,041,870      252,960,506      95,352,892       79,436,316     220,323,596      234,371,003
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        BHFTI AMERICAN FUNDS                     BHFTI                    BHFTI AMERICAN FUNDS
                                          GROWTH ALLOCATION              AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017            2016             2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     128,517,470      137,469,623      77,428,972       77,730,599     121,315,385      126,162,585
Units issued and transferred
   from other funding options....       9,046,966        8,565,324      10,380,251       12,677,891       4,847,161        9,031,479
Units redeemed and transferred to
   other funding options.........    (15,552,044)     (17,517,477)    (13,940,213)     (12,979,518)    (14,232,597)     (13,878,679)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     122,012,392      128,517,470      73,869,010       77,428,972     111,929,949      121,315,385
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                              BHFTI AQR                    BHFTI BLACKROCK
                                        GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES        BHFTI BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                   ------------------------------  -------------------------------  --------------------------------
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........     221,364,216     241,508,750      421,174,334     445,213,023        8,860,074        9,031,674
Units issued and transferred
   from other funding options....       8,275,088      10,345,425       10,727,762      23,672,589          913,219        2,059,900
Units redeemed and transferred to
   other funding options.........    (27,140,580)    (30,489,959)     (43,585,741)    (47,711,278)      (1,371,519)      (2,231,500)
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year................     202,498,724     221,364,216      388,316,355     421,174,334        8,401,774        8,860,074
                                   ==============  ==============  ===============  ==============  ===============  ===============


                                                 BHFTI                             BHFTI
                                   BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2017            2016              2017             2016
                                    --------------  ---------------   --------------  ---------------

Units beginning of year..........       33,538,308       37,143,227      536,906,397      552,214,291
Units issued and transferred
   from other funding options....          978,836        1,378,487       43,732,562       46,998,673
Units redeemed and transferred to
   other funding options.........      (3,928,102)      (4,983,406)     (52,428,211)     (62,306,567)
                                    --------------  ---------------   --------------  ---------------
Units end of year................       30,589,042       33,538,308      528,210,748      536,906,397
                                    ==============  ===============   ==============  ===============


                                                BHFTI
                                     BRIGHTHOUSE SMALL CAP VALUE
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   ---------------  --------------

Units beginning of year..........        9,362,462      10,725,811
Units issued and transferred
   from other funding options....          946,259         854,348
Units redeemed and transferred to
   other funding options.........      (1,972,742)     (2,217,697)
                                   ---------------  --------------
Units end of year................        8,335,979       9,362,462
                                   ===============  ==============

                                     BHFTI BRIGHTHOUSE/ABERDEEN            BHFTI BRIGHTHOUSE/
                                       EMERGING MARKETS EQUITY            ARTISAN INTERNATIONAL
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      39,351,974       42,624,617           27,485           12,794
Units issued and transferred
   from other funding options....       3,778,220        5,229,977            4,289           17,546
Units redeemed and transferred to
   other funding options.........     (7,207,060)      (8,502,620)          (3,626)          (2,855)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      35,923,134       39,351,974           28,148           27,485
                                   ==============  ===============  ===============  ===============


                                          BHFTI BRIGHTHOUSE/           BHFTI BRIGHTHOUSE/FRANKLIN
                                       EATON VANCE FLOATING RATE        LOW DURATION TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        5,632,610        5,985,329       14,680,889       16,246,958
Units issued and transferred
   from other funding options....        1,227,758        1,371,315        3,497,683        3,444,662
Units redeemed and transferred to
   other funding options.........      (1,536,239)      (1,724,034)      (2,980,166)      (5,010,731)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,324,129        5,632,610       15,198,406       14,680,889
                                   ===============  ===============  ===============  ===============


                                     BHFTI BRIGHTHOUSE/TEMPLETON      BHFTI BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL BOND                LARGE CAP RESEARCH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       3,153,303        3,361,116          931,137        1,013,512
Units issued and transferred
   from other funding options....         313,147          486,091           28,514           43,104
Units redeemed and transferred to
   other funding options.........       (433,845)        (693,904)        (134,455)        (125,479)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       3,032,605        3,153,303          825,196          931,137
                                   ==============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                BHFTI                             BHFTI
                                     CLARION GLOBAL REAL ESTATE       CLEARBRIDGE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       14,214,001       15,477,002      31,716,282       35,697,833
Units issued and transferred
   from other funding options....        1,423,759        1,636,352       2,581,853        4,081,680
Units redeemed and transferred to
   other funding options.........      (2,302,052)      (2,899,353)     (6,444,623)      (8,063,231)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       13,335,708       14,214,001      27,853,512       31,716,282
                                   ===============  ===============  ==============  ===============


                                                BHFTI                              BHFTI
                                    HARRIS OAKMARK INTERNATIONAL     INVESCO BALANCED-RISK ALLOCATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                         2017            2016              2017             2016
                                   ---------------  ---------------   --------------  ---------------

Units beginning of year..........       23,007,569       25,339,005      818,076,929      749,414,346
Units issued and transferred
   from other funding options....        2,373,311        3,176,397      139,994,207      178,177,883
Units redeemed and transferred to
   other funding options.........      (4,661,046)      (5,507,833)    (130,712,707)    (109,515,300)
                                   ---------------  ---------------   --------------  ---------------
Units end of year................       20,719,834       23,007,569      827,358,429      818,076,929
                                   ===============  ===============   ==============  ===============


                                                                                 BHFTI
                                       BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       36,743,760      39,951,458      10,669,549       11,537,860
Units issued and transferred
   from other funding options....        2,531,336       3,419,052       1,042,101        1,540,952
Units redeemed and transferred to
   other funding options.........      (6,357,778)     (6,626,750)     (2,121,996)      (2,409,263)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       32,917,318      36,743,760       9,589,654       10,669,549
                                   ===============  ==============  ==============  ===============

                                                                            BHFTI JPMORGAN                        BHFTI
                                      BHFTI JPMORGAN CORE BOND         GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      31,064,359       31,401,600      848,098,850     828,919,735        1,141,302       1,287,553
Units issued and transferred
   from other funding options....       5,230,640        5,804,842       96,824,848     155,414,383           66,964          78,756
Units redeemed and transferred to
   other funding options.........     (5,434,616)      (6,142,083)    (116,875,900)   (136,235,268)        (175,606)       (225,007)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      30,860,383       31,064,359      828,047,798     848,098,850        1,032,660       1,141,302
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                                BHFTI                        BHFTI METLIFE
                                    LOOMIS SAYLES GLOBAL MARKETS       MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2017            2016             2017            2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        8,505,955       9,530,128      583,908,748      435,062,012
Units issued and transferred
   from other funding options....          510,413         976,077       86,847,499      213,057,814
Units redeemed and transferred to
   other funding options.........      (1,566,409)     (2,000,250)     (68,431,096)     (64,211,078)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        7,449,959       8,505,955      602,325,151      583,908,748
                                   ===============  ==============  ===============  ===============


                                              BHFTI MFS
                                       RESEARCH INTERNATIONAL
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........      16,956,442       18,156,340
Units issued and transferred
   from other funding options....       1,073,153        1,542,675
Units redeemed and transferred to
   other funding options.........     (3,043,455)      (2,742,573)
                                   --------------  ---------------
Units end of year................      14,986,140       16,956,442
                                   ==============  ===============

                                          BHFTI MORGAN STANLEY                     BHFTI
                                             MID CAP GROWTH              OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       12,770,536      12,648,258       2,333,207        2,520,098
Units issued and transferred
   from other funding options......          831,232       1,794,662          44,666          236,785
Units redeemed and transferred to
   other funding options...........      (2,275,279)     (1,672,384)       (438,398)        (423,676)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,326,489      12,770,536       1,939,475        2,333,207
                                     ===============  ==============  ==============  ===============


                                            BHFTI PANAGORA                     BHFTI PIMCO
                                        GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2017            2016            2017             2016            2017            2016
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............      95,787,147      21,772,279      43,749,123       46,098,333      84,045,933      91,772,688
Units issued and transferred
   from other funding options......      68,660,741      90,776,007       6,838,374        5,877,834      11,101,098      10,440,405
Units redeemed and transferred to
   other funding options...........    (35,676,114)    (16,761,139)     (6,860,372)      (8,227,044)    (11,504,105)    (18,167,160)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................     128,771,774      95,787,147      43,727,125       43,749,123      83,642,926      84,045,933
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                                  BHFTI
                                        PYRAMIS GOVERNMENT INCOME
                                               SUB-ACCOUNT
                                     -------------------------------
                                           2017            2016
                                     ---------------  --------------

Units beginning of year............       59,975,014      60,149,269
Units issued and transferred
   from other funding options......        5,408,710      18,530,743
Units redeemed and transferred to
   other funding options...........     (12,781,312)    (18,704,998)
                                     ---------------  --------------
Units end of year..................       52,602,412      59,975,014
                                     ===============  ==============

                                          BHFTI SCHRODERS                  BHFTI SCHRODERS                    BHFTI SSGA
                                       GLOBAL MULTI-ASSET II             GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      36,164,251      31,417,980      459,001,172     467,251,015       85,949,744      93,774,991
Units issued and transferred
   from other funding options....       8,314,644      10,679,496       42,041,385      58,310,305        3,342,742       3,654,848
Units redeemed and transferred to
   other funding options.........     (5,965,608)     (5,933,225)     (58,964,646)    (66,560,148)     (11,078,723)    (11,480,095)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      38,513,287      36,164,251      442,077,911     459,001,172       78,213,763      85,949,744
                                   ==============  ==============  ===============  ==============  ===============  ==============


                                                                                 BHFTI                            BHFTI
                                        BHFTI SSGA GROWTH ETF        T. ROWE PRICE LARGE CAP VALUE    T. ROWE PRICE MID CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       30,512,706      32,991,663      11,082,070       12,150,155      25,320,043       27,786,712
Units issued and transferred
   from other funding options....        1,656,294       2,024,267         694,387        1,028,927       1,816,483        2,545,274
Units redeemed and transferred to
   other funding options.........      (4,128,730)     (4,503,224)     (1,692,808)      (2,097,012)     (4,853,941)      (5,011,943)
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------
Units end of year................       28,040,270      30,512,706      10,083,649       11,082,070      22,282,585       25,320,043
                                   ===============  ==============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                             BHFTI VICTORY                 BHFTI WELLS CAPITAL
                                     BHFTI TCW CORE FIXED INCOME        SYCAMORE MID CAP VALUE          MANAGEMENT MID CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017            2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........           29,430           7,421       7,068,224        7,308,379        5,715,456       6,513,771
Units issued and transferred
   from other funding options....            7,916          25,027         777,950        1,000,977          464,666         550,368
Units redeemed and transferred to
   other funding options.........          (2,780)         (3,018)     (1,336,850)      (1,241,132)      (1,087,678)     (1,348,683)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................           34,566          29,430       6,509,324        7,068,224        5,092,444       5,715,456
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                           BHFTII BAILLIE
                                     GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       22,804,816       24,846,295       1,269,349        1,196,294
Units issued and transferred
   from other funding options....        1,193,108        2,167,017         185,324          289,844
Units redeemed and transferred to
   other funding options.........      (4,612,286)      (4,208,496)       (243,956)        (216,789)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       19,385,638       22,804,816       1,210,717        1,269,349
                                   ===============  ===============  ==============  ===============


                                          BHFTII BLACKROCK
                                        CAPITAL APPRECIATION
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017             2016
                                   ---------------  --------------

Units beginning of year..........          584,767         579,182
Units issued and transferred
   from other funding options....           31,373          93,393
Units redeemed and transferred to
   other funding options.........        (105,234)        (87,808)
                                   ---------------  --------------
Units end of year................          510,906         584,767
                                   ===============  ==============

                                           BHFTII BLACKROCK                      BHFTII
                                         ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       33,915,071       39,040,662        7,192,154        4,782,874
Units issued and transferred
   from other funding options....        9,070,046       22,705,149        2,264,541        5,207,792
Units redeemed and transferred to
   other funding options.........     (14,222,243)     (27,830,740)      (2,497,487)      (2,798,512)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       28,762,874       33,915,071        6,959,208        7,192,154
                                   ===============  ===============  ===============  ===============


                                                BHFTII                             BHFTII
                                    BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2017              2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........      266,351,270      297,958,878       407,551,536      446,107,386
Units issued and transferred
   from other funding options....        4,120,087        6,249,604         8,130,613       12,125,390
Units redeemed and transferred to
   other funding options.........     (37,193,685)     (37,857,212)      (46,291,636)     (50,681,240)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................      233,277,672      266,351,270       369,390,513      407,551,536
                                   ===============  ===============   ===============  ===============


                                                BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                    BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016             2017              2016
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       353,810,551      388,323,652        9,275,939       10,052,598
Units issued and transferred
   from other funding options....         6,230,447        7,664,067          755,020        1,328,066
Units redeemed and transferred to
   other funding options.........      (39,182,716)     (42,177,168)      (2,051,107)      (2,104,725)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       320,858,282      353,810,551        7,979,852        9,275,939
                                   ================  ===============  ===============  ===============

                                   BHFTII BRIGHTHOUSE/DIMENSIONAL     BHFTII BRIGHTHOUSE/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY        CORE EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        2,814,983        3,198,853      29,665,645       26,356,637
Units issued and transferred
   from other funding options....          532,375          449,612       1,185,952        8,235,123
Units redeemed and transferred to
   other funding options.........        (605,922)        (833,482)     (4,453,368)      (4,926,115)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        2,741,436        2,814,983      26,398,229       29,665,645
                                   ===============  ===============  ==============  ===============


                                               BHFTII
                                       FRONTIER MID CAP GROWTH           BHFTII JENNISON GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        3,317,626        3,809,398      21,756,762       23,988,437
Units issued and transferred
   from other funding options....          298,509          314,123       1,341,781        2,192,365
Units redeemed and transferred to
   other funding options.........        (667,275)        (805,895)     (4,777,114)      (4,424,040)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        2,948,860        3,317,626      18,321,429       21,756,762
                                   ===============  ===============  ==============  ===============


                                               BHFTII                           BHFTII
                                    LOOMIS SAYLES SMALL CAP CORE    LOOMIS SAYLES SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........          241,747         250,951          15,428           18,203
Units issued and transferred
   from other funding options....           31,506          29,461             605            1,246
Units redeemed and transferred to
   other funding options.........         (57,619)        (38,665)         (1,546)          (4,021)
                                   ---------------  --------------  --------------  ---------------
Units end of year................          215,634         241,747          14,487           15,428
                                   ===============  ==============  ==============  ===============

                                               BHFTII                           BHFTII                           BHFTII
                                    METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX        METLIFE MSCI EAFE INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      21,606,441       18,032,558       5,338,539        5,111,469       9,185,190        8,770,551
Units issued and transferred
   from other funding options....       4,669,594       11,999,341         858,977        1,293,546       1,063,255        1,618,760
Units redeemed and transferred to
   other funding options.........     (4,570,297)      (8,425,458)     (1,075,582)      (1,066,476)     (1,611,987)      (1,204,121)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      21,705,738       21,606,441       5,121,934        5,338,539       8,636,458        9,185,190
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               BHFTII
                                     METLIFE RUSSELL 2000 INDEX       BHFTII METLIFE STOCK INDEX         BHFTII MFS TOTAL RETURN
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       5,131,926        5,516,806      25,218,819       25,649,785         645,393          710,775
Units issued and transferred
   from other funding options....         858,761        1,136,668       2,587,348        5,242,838          61,042           45,755
Units redeemed and transferred to
   other funding options.........     (1,158,403)      (1,521,548)     (5,148,417)      (5,673,804)        (98,575)        (111,137)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       4,832,284        5,131,926      22,657,750       25,218,819         607,860          645,393
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                                                                 BHFTII
                                         BHFTII MFS VALUE II               BHFTII MFS VALUE             NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         254,830          245,613      11,015,597       10,866,190       5,470,799        6,339,117
Units issued and transferred
   from other funding options....          26,953           77,920       1,035,297        2,869,961         347,072          394,983
Units redeemed and transferred to
   other funding options.........        (46,837)         (68,703)     (1,986,469)      (2,720,554)       (897,798)      (1,263,301)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         234,946          254,830      10,064,425       11,015,597       4,920,073        5,470,799
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               BHFTII                           BHFTII                        BHFTII VANECK
                                   T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH      GLOBAL NATURAL RESOURCES
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017            2016             2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      17,003,069       19,853,858         373,919          373,434       6,924,892        8,336,502
Units issued and transferred
   from other funding options....       3,782,782        4,964,805          46,589           86,909       2,048,769        1,877,875
Units redeemed and transferred to
   other funding options.........     (4,278,209)      (7,815,594)        (84,130)         (86,424)     (1,889,994)      (3,289,485)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................      16,507,642       17,003,069         336,378          373,919       7,083,667        6,924,892
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                               BHFTII
                                      WESTERN ASSET MANAGEMENT            BHFTII WESTERN ASSET
                                    STRATEGIC BOND OPPORTUNITIES       MANAGEMENT U.S. GOVERNMENT
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      32,852,094            6,545       14,126,610       15,069,560
Units issued and transferred
   from other funding options....       2,776,153       37,011,107        1,972,768        2,544,781
Units redeemed and transferred to
   other funding options.........     (4,296,789)      (4,165,558)      (2,369,201)      (3,487,731)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      31,331,458       32,852,094       13,730,177       14,126,610
                                   ==============  ===============  ===============  ===============



                                                                                 DEUTSCHE
                                   BLACKROCK GLOBAL ALLOCATION V.I.      I CROCI INTERNATIONAL VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                          2017            2016             2017             2016
                                    ---------------  ---------------  ---------------  --------------

Units beginning of year..........           123,935           77,369        1,416,905       1,563,760
Units issued and transferred
   from other funding options....            10,374           60,040           53,127          71,496
Units redeemed and transferred to
   other funding options.........           (6,047)         (13,474)        (167,314)       (218,351)
                                    ---------------  ---------------  ---------------  --------------
Units end of year................           128,262          123,935        1,302,718       1,416,905
                                    ===============  ===============  ===============  ==============




                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,435            2,503            5,331            5,491
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........          (2,267)             (68)            (112)            (160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              168            2,435            5,219            5,331
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP ASSET MANAGER          FIDELITY VIP CONTRAFUND        FIDELITY VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------  ------------------------------
                                        2017             2016             2017             2016            2017            2016
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------

Units beginning of year..........        4,493,375        4,920,853       21,259,478      21,653,047         230,181         280,187
Units issued and transferred
   from other funding options....           84,551          136,470        1,502,897       2,319,348             807           1,199
Units redeemed and transferred to
   other funding options.........        (497,539)        (563,948)      (2,618,742)     (2,712,917)        (14,025)        (51,205)
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------
Units end of year................        4,080,387        4,493,375       20,143,633      21,259,478         216,963         230,181
                                   ===============  ===============  ===============  ==============  ==============  ==============



                                     FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      339,562,460      340,402,591      250,989,708      299,646,067
Units issued and transferred
   from other funding options....          391,910       16,507,550          717,060          391,758
Units redeemed and transferred to
   other funding options.........     (23,069,550)     (17,347,681)     (59,905,142)     (49,048,117)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      316,884,820      339,562,460      191,801,626      250,989,708
                                   ===============  ===============  ===============  ===============


                                             FIDELITY VIP
                                        GOVERNMENT MONEY MARKET
                                              SUB-ACCOUNT
                                   --------------------------------
                                         2017             2016
                                   ---------------  ---------------

Units beginning of year..........        2,758,925        5,764,747
Units issued and transferred
   from other funding options....          388,054       17,447,762
Units redeemed and transferred to
   other funding options.........        (568,019)     (20,453,584)
                                   ---------------  ---------------
Units end of year................        2,578,960        2,758,925
                                   ===============  ===============


                                         FIDELITY VIP GROWTH              FIDELITY VIP INDEX 500
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------

                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,179,280        6,842,558        2,222,100        2,464,560
Units issued and transferred
   from other funding options....          111,870          160,970            6,441           19,180
Units redeemed and transferred to
   other funding options.........        (612,725)        (824,248)        (253,722)        (261,640)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,678,425        6,179,280        1,974,819        2,222,100
                                   ===============  ===============  ===============  ===============



                                         FIDELITY VIP MID CAP              FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------

                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,382,115        6,898,177          333,151          376,022
Units issued and transferred
   from other funding options....          283,381          397,383           10,042           17,936
Units redeemed and transferred to
   other funding options.........        (842,793)        (913,445)         (35,663)         (60,807)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,822,703        6,382,115          307,530          333,151
                                   ===============  ===============  ===============  ===============


                                                                                  FTVIPT
                                      FTVIPT FRANKLIN INCOME VIP        FRANKLIN MUTUAL SHARES VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------

                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        4,031,843        4,415,184        4,164,982       4,536,450
Units issued and transferred
   from other funding options....          214,167          263,011          244,343         273,842
Units redeemed and transferred to
   other funding options.........        (528,491)        (646,352)        (550,476)       (645,310)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        3,717,519        4,031,843        3,858,849       4,164,982
                                   ===============  ===============  ===============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                FTVIPT
                                     FRANKLIN SMALL CAP VALUE VIP      FTVIPT TEMPLETON FOREIGN VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,878,700        8,783,442        2,245,781        2,282,942
Units issued and transferred
   from other funding options....          707,589          669,468           84,038          229,599
Units redeemed and transferred to
   other funding options.........      (1,251,040)      (1,574,210)        (336,521)        (266,760)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,335,249        7,878,700        1,993,298        2,245,781
                                   ===============  ===============  ===============  ===============


                                               FTVIPT
                                      TEMPLETON GLOBAL BOND VIP      INVESCO V.I. AMERICAN FRANCHISE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       11,303,555       11,945,145            1,514            1,825
Units issued and transferred
   from other funding options....          980,861        1,038,847               --               --
Units redeemed and transferred to
   other funding options.........      (1,369,769)      (1,680,437)             (74)            (311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       10,914,647       11,303,555            1,440            1,514
                                   ===============  ===============  ===============  ===============



                                       INVESCO V.I. CORE EQUITY       INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           25,350           27,589       27,024,285       28,966,281
Units issued and transferred
   from other funding options....               13              391        1,983,344        1,842,325
Units redeemed and transferred to
   other funding options.........          (8,105)          (2,630)      (3,237,927)      (3,784,321)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           17,258           25,350       25,769,702       27,024,285
                                   ===============  ===============  ===============  ===============


                                    INVESCO V.I. GROWTH AND INCOME   INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........               87              654         8,293,250        8,534,492
Units issued and transferred
   from other funding options....                3                6           425,507          703,865
Units redeemed and transferred to
   other funding options.........              (6)            (573)       (1,143,588)        (945,107)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................               84               87         7,575,169        8,293,250
                                   ===============  ===============   ===============  ===============


                                                                            LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY           VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           15,823           20,900       10,932,298       11,091,987
Units issued and transferred
   from other funding options....            8,125            5,793        1,147,678        1,508,549
Units redeemed and transferred to
   other funding options.........          (4,638)         (10,870)      (1,442,401)      (1,668,238)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,310           15,823       10,637,575       10,932,298
                                   ===============  ===============  ===============  ===============


                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                         VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,615,066        7,746,928        8,906,934        9,391,848
Units issued and transferred
   from other funding options....        1,105,973          915,561          680,091          876,420
Units redeemed and transferred to
   other funding options.........        (866,132)      (1,047,423)      (1,112,218)      (1,361,334)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,854,907        7,615,066        8,474,807        8,906,934
                                   ===============  ===============  ===============  ===============

                                           LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............         121,433          156,000         342,723         333,277
Units issued and transferred
   from other funding options......          11,652            2,195          27,563          63,190
Units redeemed and transferred to
   other funding options...........        (31,637)         (36,762)       (121,852)        (53,744)
                                     --------------  ---------------  --------------  --------------
Units end of year..................         101,448          121,433         248,434         342,723
                                     ==============  ===============  ==============  ==============


                                           LMPVET CLEARBRIDGE               LMPVET QS VARIABLE
                                        VARIABLE SMALL CAP GROWTH           CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016              2017            2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       3,770,232        3,817,761        1,657,879       1,731,301
Units issued and transferred
   from other funding options......         323,916          552,112           55,440          99,760
Units redeemed and transferred to
   other funding options...........       (590,120)        (599,641)        (183,473)       (173,182)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       3,504,028        3,770,232        1,529,846       1,657,879
                                     ==============  ===============  ===============  ==============


                                                                                 LMPVET
                                        LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2017            2016            2017             2016
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       3,963,257       4,234,141           45,938          67,619
Units issued and transferred
   from other funding options......          68,248         150,989            2,326           2,836
Units redeemed and transferred to
   other funding options...........       (435,214)       (421,873)         (13,380)        (24,517)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       3,596,291       3,963,257           34,884          45,938
                                     ==============  ==============  ===============  ==============



                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND       MFS VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        3,567,957        4,003,585           1,033            1,112
Units issued and transferred
   from other funding options....          241,167          230,145              --               --
Units redeemed and transferred to
   other funding options.........        (482,499)        (665,773)           (452)             (79)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        3,326,625        3,567,957             581            1,033
                                   ===============  ===============  ==============  ===============





                                        MFS VIT NEW DISCOVERY               MFS VIT RESEARCH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........            3,102            3,178           2,377            3,091
Units issued and transferred
   from other funding options....               --               --              --               --
Units redeemed and transferred to
   other funding options.........          (2,707)             (76)           (469)            (714)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................              395            3,102           1,908            2,377
                                   ===============  ===============  ==============  ===============


                                                                       OPPENHEIMER
                                                                        VA GLOBAL
                                                                         MULTI-
                                      NEUBERGER BERMAN GENESIS        ALTERNATIVES
                                             SUB-ACCOUNT               SUB-ACCOUNT
                                   -------------------------------  ---------------
                                        2017             2016           2017 (a)
                                   ---------------  --------------  ---------------

Units beginning of year..........              246             317               --
Units issued and transferred
   from other funding options....               --              --           26,067
Units redeemed and transferred to
   other funding options.........             (65)            (71)            (578)
                                   ---------------  --------------  ---------------
Units end of year................              181             246           25,489
                                   ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                               OPPENHEIMER                     OPPENHEIMER
                                           VA GOVERNMENT MONEY          VA MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............             640              668       3,684,082       4,053,883
Units issued and transferred
   from other funding options......              --               --         213,969         221,945
Units redeemed and transferred to
   other funding options...........            (27)             (28)       (575,204)       (591,746)
                                     --------------  ---------------  --------------  --------------
Units end of year..................             613              640       3,322,847       3,684,082
                                     ==============  ===============  ==============  ==============


                                                                             OPPENHEIMER VA
                                       OPPENHEIMER VA MAIN STREET           TOTAL RETURN BOND
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............          11,492           12,936             921           1,226
Units issued and transferred
   from other funding options......              --               --              --              --
Units redeemed and transferred to
   other funding options...........           (380)          (1,444)           (521)           (305)
                                     --------------  ---------------  --------------  --------------
Units end of year..................          11,112           11,492             400             921
                                     ==============  ===============  ==============  ==============


                                                PIMCO VIT                        PIMCO VIT
                                      COMMODITY REALRETURN STRATEGY        EMERGING MARKETS BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016              2017            2016
                                     --------------  --------------   ---------------  --------------

Units beginning of year............          64,637          39,333            62,989          44,282
Units issued and transferred
   from other funding options......          12,274          34,303            26,806          31,172
Units redeemed and transferred to
   other funding options...........        (12,901)         (8,999)           (6,812)        (12,465)
                                     --------------  --------------   ---------------  --------------
Units end of year..................          64,010          64,637            82,983          62,989
                                     ==============  ==============   ===============  ==============

                                    PIMCO VIT UNCONSTRAINED BOND        PIONEER VCT MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2017             2016             2017             2016
                                   ---------------  --------------   --------------  ---------------

Units beginning of year..........           56,423          29,245        1,342,318        1,461,366
Units issued and transferred
   from other funding options....            8,259          38,838          112,362          102,546
Units redeemed and transferred to
   other funding options.........          (9,651)        (11,660)        (211,672)        (221,594)
                                   ---------------  --------------   --------------  ---------------
Units end of year................           55,031          56,423        1,243,008        1,342,318
                                   ===============  ==============   ==============  ===============


                                    PIONEER VCT REAL ESTATE SHARES    T. ROWE PRICE GOVERNMENT MONEY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            8,268            8,230           31,086           28,754
Units issued and transferred
   from other funding options....              640              922            1,008           12,932
Units redeemed and transferred to
   other funding options.........          (1,020)            (884)          (9,284)         (10,600)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            7,888            8,268           22,810           31,086
                                   ===============  ===============  ===============  ===============


                                     T. ROWE PRICE GROWTH STOCK      T. ROWE PRICE INTERNATIONAL STOCK
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           40,267           44,692            24,670           27,270
Units issued and transferred
   from other funding options....            5,530            2,085             1,850              898
Units redeemed and transferred to
   other funding options.........          (7,769)          (6,510)             (296)          (3,498)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           38,028           40,267            26,224           24,670
                                   ===============  ===============   ===============  ===============

                                                TAP 1919 VARIABLE
                                          SOCIALLY RESPONSIVE BALANCED         VIF GLOBAL INFRASTRUCTURE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------  ----------------  ---------------  ----------------

Units beginning of year...............            3,566             5,634           41,674            32,371
Units issued and transferred
   from other funding options.........               23               152            7,828            15,667
Units redeemed and transferred to
   other funding options..............            (424)           (2,220)          (9,052)           (6,364)
                                        ---------------  ----------------  ---------------  ----------------
Units end of year.....................            3,165             3,566           40,450            41,674
                                        ===============  ================  ===============  ================

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  -------------
  Alger Small Cap Growth         2017     2,933,840    18.10 - 18.57     53,660,724
     Sub-Account                 2016     3,200,478    14.26 - 14.61     46,089,499
                                 2015     3,508,832    13.61 - 13.92     48,208,209
                                 2014     3,970,857    14.28 - 14.58     57,195,868
                                 2013     4,387,118    14.41 - 14.70     63,772,199

  American Funds Bond            2017     7,338,385     9.95 - 20.26    135,763,632
     Sub-Account                 2016     7,293,353     9.80 - 19.73    132,721,070
                                 2015     8,159,989    16.20 - 19.35    146,511,985
                                 2014     8,333,829    16.47 - 19.48    151,245,946
                                 2013     8,361,945    15.94 - 18.68    146,158,351

  American Funds Global          2017     6,214,664    17.14 - 57.83    313,542,010
     Growth Sub-Account          2016     6,980,723    13.31 - 44.38    277,038,594
                                 2015     7,480,782    34.27 - 44.51    300,649,358
                                 2014     8,193,931    32.79 - 42.00    312,209,187
                                 2013     8,333,553    32.79 - 41.42    314,826,203

  American Funds Global Small    2017     2,697,437    15.67 - 50.28    119,807,921
     Capitalization Sub-Account  2016     2,939,876    12.70 - 40.30    106,488,578
                                 2015     3,123,694    12.77 - 39.82    113,155,266
                                 2014     3,297,014    13.05 - 40.07    122,112,070
                                 2013     3,375,743    33.79 - 39.59    124,184,003

  American Funds Growth          2017     2,352,201  250.83 - 404.60    785,751,753
     Sub-Account                 2016     2,741,584  200.05 - 318.18    724,894,313
                                 2015     3,075,557  186.96 - 293.21    754,095,254
                                 2014     3,527,704  179.03 - 276.84    821,201,132
                                 2013     3,937,244  168.83 - 257.41    856,560,204

  American Funds                 2017     2,282,271   18.66 - 265.93    403,461,557
     Growth-Income Sub-Account   2016     2,163,637   15.56 - 219.23    363,982,389
                                 2015     2,179,793  126.48 - 198.34    358,450,579
                                 2014     2,378,568  127.56 - 197.24    390,905,716
                                 2013     2,581,885  117.99 - 179.88    388,319,990

  BHFTI AB Global Dynamic        2017   234,041,870    13.06 - 14.39  3,260,338,788
     Allocation Sub-Account      2016   252,960,506    11.77 - 12.78  3,143,878,353
                                 2015   263,678,991    11.63 - 12.45  3,205,371,897
                                 2014   275,344,937    11.84 - 12.49  3,373,491,338
                                 2013   286,256,086    11.32 - 11.74  3,313,674,192



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Alger Small Cap Growth         2017         --        1.25 - 1.40        26.95 - 27.14
     Sub-Account                 2016         --        1.25 - 1.40          4.76 - 4.92
                                 2015         --        1.25 - 1.40      (4.66) - (4.52)
                                 2014         --        1.25 - 1.40      (0.96) - (0.81)
                                 2013         --        1.25 - 1.40        32.40 - 32.59

  American Funds Bond            2017       1.93        0.95 - 1.90          1.45 - 2.69
     Sub-Account                 2016       1.64        0.95 - 1.90        (1.68) - 1.97
                                 2015       1.68        0.95 - 1.90      (1.61) - (0.67)
                                 2014       1.94        0.95 - 1.90          3.30 - 4.28
                                 2013       1.84        0.95 - 1.90      (4.00) - (3.08)

  American Funds Global          2017       0.64        0.90 - 2.30        28.49 - 30.30
     Growth Sub-Account          2016       0.91        0.90 - 2.30        (1.67) - 2.43
                                 2015       0.99        0.90 - 2.30          4.51 - 5.98
                                 2014       1.16        0.90 - 2.30        (0.01) - 1.40
                                 2013       1.26        0.90 - 2.30        26.24 - 28.02

  American Funds Global Small    2017       0.43        0.89 - 1.90        23.39 - 24.78
     Capitalization Sub-Account  2016       0.25        0.89 - 1.90          0.18 - 2.23
                                 2015         --        0.89 - 1.90      (6.47) - (0.62)
                                 2014       0.12        0.89 - 1.90          0.20 - 1.67
                                 2013       0.87        0.89 - 1.90        25.87 - 27.14

  American Funds Growth          2017       0.49        0.89 - 2.30        25.38 - 27.16
     Sub-Account                 2016       0.76        0.89 - 2.30          7.00 - 8.52
                                 2015       0.58        0.89 - 2.30          4.43 - 5.91
                                 2014       0.77        0.89 - 2.30          6.04 - 7.55
                                 2013       0.93        0.89 - 2.30        27.15 - 28.95

  American Funds                 2017       1.38        0.89 - 2.30        19.61 - 21.30
     Growth-Income Sub-Account   2016       1.47        0.89 - 2.30         6.81 - 10.53
                                 2015       1.28        0.89 - 2.30        (0.85) - 0.56
                                 2014       1.27        0.89 - 2.30          8.12 - 9.65
                                 2013       1.35        0.89 - 2.30        30.47 - 32.32

  BHFTI AB Global Dynamic        2017       1.48        0.90 - 2.35        10.99 - 12.60
     Allocation Sub-Account      2016       1.58        0.90 - 2.35        (0.62) - 2.67
                                 2015       3.28        0.90 - 2.35      (1.76) - (0.32)
                                 2014       1.94        0.90 - 2.35          0.77 - 6.39
                                 2013       1.28        0.90 - 2.35         8.56 - 10.15



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Allianz Global               2017    95,352,892     1.13 - 11.93     114,069,750
     Investors Dynamic               2016    79,436,316     1.00 - 10.44      82,224,138
     Multi-Asset Plus Sub-Account    2015    59,800,997     1.00 - 10.35      60,867,062
     (Commenced 4/28/2014)           2014    18,219,524     1.04 - 10.55      18,986,456

  BHFTI American Funds               2017   220,323,596    14.29 - 16.44   3,411,543,507
     Balanced Allocation             2016   234,371,003    12.52 - 14.20   3,152,567,972
     Sub-Account                     2015   246,263,553    11.89 - 13.29   3,117,922,583
                                     2014   264,143,945    12.26 - 13.41   3,417,834,574
                                     2013   276,830,535    11.83 - 12.78   3,430,387,038

  BHFTI American Funds Growth        2017   122,012,392    15.03 - 17.30   1,978,846,627
     Allocation Sub-Account          2016   128,517,470    12.68 - 14.39   1,744,990,829
                                     2015   137,469,623    11.92 - 13.12   1,740,439,216
                                     2014   142,940,560    12.29 - 13.37   1,852,260,667
                                     2013   147,794,512    11.83 - 12.67   1,828,322,375

  BHFTI American Funds Growth        2017    73,869,010     1.96 - 20.37     747,840,737
     Sub-Account                     2016    77,428,972     1.55 - 16.08     654,182,440
                                     2015    77,730,599     1.44 - 14.88     640,713,098
                                     2014    71,860,704     1.37 - 13.78     648,671,484
                                     2013    59,593,818     1.29 - 12.90     632,386,636

  BHFTI American Funds               2017   111,929,949    13.45 - 15.48   1,633,368,044
     Moderate Allocation             2016   121,315,385    12.19 - 13.83   1,590,453,756
     Sub-Account                     2015   126,162,585    11.66 - 13.04   1,567,578,863
                                     2014   137,310,606    12.03 - 13.16   1,744,157,123
                                     2013   147,773,215    11.61 - 12.53   1,796,366,977

  BHFTI AQR Global Risk              2017   202,498,724    10.43 - 11.96   2,373,211,858
     Balanced Sub-Account            2016   221,364,216     9.79 - 11.01   2,395,534,199
                                     2015   241,508,750     9.10 - 10.21   2,431,541,679
                                     2014   265,908,083    10.20 - 11.40   3,001,302,195
                                     2013   295,108,196     9.93 - 11.09   3,248,475,977

  BHFTI BlackRock Global             2017   388,316,355    12.44 - 13.71   5,151,909,115
     Tactical Strategies             2016   421,174,334    11.24 - 12.21   4,999,248,698
     Sub-Account                     2015   445,213,023    11.02 - 11.80   5,128,182,508
                                     2014   463,962,556    11.30 - 11.92   5,423,637,032
                                     2013   487,574,727    10.92 - 11.35   5,457,878,761

  BHFTI BlackRock High Yield         2017     8,401,774    17.21 - 33.25     232,649,098
     Sub-Account                     2016     8,860,074    16.19 - 31.14     231,879,405
                                     2015     9,031,674    14.40 - 27.56     210,920,401
                                     2014     9,596,910    15.21 - 28.99     238,215,887
                                     2013    10,783,682    14.92 - 28.32     265,149,806

  BHFTI Brighthouse Asset            2017    30,589,042    18.25 - 22.08     615,557,354
     Allocation 100 Sub-Account      2016    33,538,308    15.19 - 18.13     557,780,998
                                     2015    37,143,227    14.27 - 16.78     575,818,048
                                     2014    39,915,870    14.91 - 17.28     641,574,794
                                     2013    42,451,280    14.53 - 16.59     659,971,504

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Allianz Global               2017       1.50        0.90 - 2.15         13.04 - 14.46
     Investors Dynamic               2016       0.05        0.90 - 2.15         (0.69) - 1.08
     Multi-Asset Plus Sub-Account    2015       1.61        1.10 - 2.15       (3.09) - (2.07)
     (Commenced 4/28/2014)           2014       0.92        1.15 - 2.00           0.71 - 4.55

  BHFTI American Funds               2017      1.49         0.90 - 2.35         14.15 - 15.81
     Balanced Allocation             2016       1.62        0.90 - 2.35           2.90 - 6.84
     Sub-Account                     2015       1.40        0.90 - 2.35       (4.60) - (0.37)
                                     2014      1.27         1.00 - 2.35         (0.35) - 4.99
                                     2013      1.37         1.00 - 2.35         15.78 - 17.35

  BHFTI American Funds Growth        2017      1.24         0.90 - 2.35         18.54 - 20.26
     Allocation Sub-Account          2016       1.30        0.90 - 2.35           6.43 - 7.98
                                     2015      1.31         1.10 - 2.35       (5.94) - (0.25)
                                     2014      1.03         1.10 - 2.35         (0.52) - 5.17
                                     2013      1.00         1.15 - 2.35         22.20 - 23.68

  BHFTI American Funds Growth        2017      0.40         0.95 - 2.35         24.94 - 26.70
     Sub-Account                     2016       0.29        0.95 - 2.35           6.57 - 8.32
                                     2015      0.87         0.95 - 2.35           1.76 - 5.48
                                     2014      0.55         0.95 - 2.35           0.56 - 7.16
                                     2013      0.44         0.95 - 2.35         11.27 - 28.11

  BHFTI American Funds               2017      1.76         0.90 - 2.35         10.35 - 11.96
     Moderate Allocation             2016       1.91        0.90 - 2.35           2.00 - 6.05
     Sub-Account                     2015       1.49        0.90 - 2.35       (3.52) - (0.45)
                                     2014      1.46         1.00 - 2.35         (0.26) - 5.04
                                     2013      1.65         1.00 - 2.35         10.88 - 12.39

  BHFTI AQR Global Risk              2017      1.71         0.90 - 2.35           7.26 - 8.82
     Balanced Sub-Account            2016         --        0.90 - 2.35           2.44 - 7.98
                                     2015      5.51         0.90 - 2.35     (11.67) - (10.38)
                                     2014        --         0.90 - 2.35         (3.48) - 3.07
                                     2013      2.09         0.90 - 2.35       (5.64) - (4.26)

  BHFTI BlackRock Global             2017      0.67         0.90 - 2.35         10.68 - 12.30
     Tactical Strategies             2016       1.45        0.90 - 2.35           0.63 - 3.50
     Sub-Account                     2015       1.55        0.90 - 2.35         (2.43) - 0.11
                                     2014      1.12         0.90 - 2.35         (0.16) - 4.97
                                     2013      1.36         0.90 - 2.35           7.75 - 9.32

  BHFTI BlackRock High Yield         2017      5.44         0.90 - 2.35           5.26 - 6.80
     Sub-Account                     2016       6.73        0.90 - 2.35          7.19 - 12.96
                                     2015      8.07         0.90 - 2.35       (6.28) - (4.91)
                                     2014      6.09         0.90 - 2.35         (1.88) - 2.37
                                     2013      7.02         0.90 - 2.35           6.79 - 8.35

  BHFTI Brighthouse Asset            2017      1.24         0.90 - 2.35         20.09 - 21.84
     Allocation 100 Sub-Account      2016       2.26        0.90 - 2.35           5.06 - 8.00
                                     2015      1.29         0.90 - 2.35       (4.28) - (1.06)
                                     2014      0.71         0.90 - 2.35           0.05 - 4.15
                                     2013      0.75         0.90 - 2.35         26.50 - 28.35

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Brighthouse Balanced         2017   528,210,748    14.12 - 15.56   7,952,160,029
     Plus Sub-Account                2016   536,906,397    12.22 - 13.27   6,925,324,483
                                     2015   552,214,291    11.54 - 12.35   6,663,424,002
                                     2014   569,859,186    12.32 - 13.00   7,268,454,132
                                     2013   547,096,627    11.51 - 11.96   6,454,726,976

  BHFTI Brighthouse Small Cap        2017     8,335,979    28.09 - 36.28     261,043,042
     Value Sub-Account               2016     9,362,462    25.74 - 32.69     266,605,506
                                     2015    10,725,811    20.08 - 25.07     236,287,986
                                     2014    12,299,087    21.73 - 26.68     291,013,900
                                     2013    13,992,716    21.87 - 26.40     330,701,962

  BHFTI Brighthouse/Aberdeen         2017    35,923,134    10.80 - 13.09     427,076,715
     Emerging Markets Equity         2016    39,351,974     8.62 - 10.44     370,235,661
     Sub-Account                     2015    42,624,617      7.91 - 9.58     365,167,198
                                     2014    42,182,331     9.40 - 11.38     425,619,386
                                     2013    41,623,177    10.29 - 12.45     456,076,892

  BHFTI Brighthouse/Artisan          2017        28,148    10.88 - 11.16         310,982
     International Sub-Account       2016        27,485      8.41 - 8.57         233,690
     (Commenced 11/19/2014 and       2015        12,794      9.42 - 9.54         121,159
     began transactions in 2015)

  BHFTI Brighthouse/Eaton            2017     5,324,129    11.09 - 12.39      62,558,849
     Vance Floating Rate             2016     5,632,610    10.95 - 12.06      64,827,675
     Sub-Account                     2015     5,985,329    10.26 - 11.01      64,028,918
                                     2014     6,743,439    10.59 - 11.23      73,909,210
                                     2013     7,519,969    10.76 - 11.18      83,115,837

  BHFTI Brighthouse/Franklin         2017    15,198,406     9.34 - 10.29     149,708,177
     Low Duration Total Return       2016    14,680,889     9.44 - 10.25     144,974,836
     Sub-Account                     2015    16,246,958     9.37 - 10.03     157,983,094
                                     2014    17,421,682     9.65 - 10.18     173,124,917
                                     2013    14,050,793     9.78 - 10.16     140,307,146

  BHFTI Brighthouse/Templeton        2017     3,032,605    11.78 - 12.96      37,465,324
     International Bond              2016     3,153,303    11.87 - 13.07      39,493,620
     Sub-Account                     2015     3,361,116    12.07 - 13.08      42,349,271
                                     2014     3,537,497    12.87 - 13.66      47,183,875
                                     2013     3,905,329    13.00 - 13.53      52,286,139

  BHFTI                              2017       825,196    17.51 - 22.35      16,261,679
     Brighthouse/Wellington Large    2016       931,137    14.70 - 18.51      15,301,423
     Cap Research Sub-Account        2015     1,013,512    13.89 - 17.26      15,616,983
                                     2014     1,151,671    13.60 - 16.68      17,260,395
                                     2013     1,260,254    12.25 - 14.84      16,869,650

  BHFTI Clarion Global Real          2017    13,335,708    17.45 - 77.36     269,483,256
     Estate Sub-Account              2016    14,214,001    16.13 - 70.52     263,186,597
                                     2015    15,477,002    16.37 - 70.58     288,549,595
                                     2014    17,245,897    17.00 - 72.26     330,178,643
                                     2013    11,099,591    15.36 - 17.68     182,673,922

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Brighthouse Balanced         2017       1.55        0.90 - 2.35         15.59 - 17.27
     Plus Sub-Account                2016       2.86        0.90 - 2.35           2.21 - 7.39
                                     2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                                     2014       1.75        0.90 - 2.35           0.70 - 8.67
                                     2013       1.19        0.90 - 2.35         11.71 - 13.34

  BHFTI Brighthouse Small Cap        2017       0.91        0.89 - 2.35          9.11 - 10.99
     Value Sub-Account               2016       1.06        0.89 - 2.35         28.21 - 30.39
                                     2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                                     2014       0.04        0.89 - 2.35         (0.65) - 1.06
                                     2013       0.99        0.89 - 2.35         29.37 - 31.64

  BHFTI Brighthouse/Aberdeen         2017       1.09        0.90 - 2.35         25.36 - 27.18
     Emerging Markets Equity         2016       0.97        0.90 - 2.35        (0.57) - 10.50
     Sub-Account                     2015       1.79        0.90 - 2.35      (15.82) - (2.68)
                                     2014       0.84        0.90 - 2.35       (8.69) - (4.92)
                                     2013       1.07        0.90 - 2.35       (7.19) - (5.83)

  BHFTI Brighthouse/Artisan          2017       1.14        0.90 - 1.60         29.26 - 30.16
     International Sub-Account       2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     (Commenced 11/19/2014 and       2015       0.60        0.90 - 1.60       (9.11) - (4.55)
     began transactions in 2015)

  BHFTI Brighthouse/Eaton            2017       3.80        0.90 - 2.35           1.28 - 2.75
     Vance Floating Rate             2016       4.01        0.90 - 2.35           6.73 - 8.29
     Sub-Account                     2015       3.64        1.10 - 2.35       (3.14) - (1.92)
                                     2014       3.65        1.10 - 2.35       (1.60) - (0.57)
                                     2013       3.38        1.30 - 2.35           1.42 - 2.50

  BHFTI Brighthouse/Franklin         2017       1.40        0.90 - 2.35         (1.02) - 0.43
     Low Duration Total Return       2016       2.90        0.90 - 2.35           0.74 - 2.21
     Sub-Account                     2015       3.12        0.90 - 2.35       (2.93) - (1.51)
                                     2014       2.15        0.90 - 2.35         (1.29) - 0.15
                                     2013       1.07        0.90 - 2.35         (1.19) - 0.25

  BHFTI Brighthouse/Templeton        2017         --        0.95 - 2.05       (1.89) - (0.80)
     International Bond              2016         --        0.95 - 2.20       (1.32) - (0.08)
     Sub-Account                     2015       8.17        0.95 - 2.15         (6.20) - 0.75
                                     2014       4.63        1.10 - 2.15       (2.28) - (0.17)
                                     2013       2.02        1.30 - 2.15       (1.11) - (0.27)

  BHFTI                              2017       0.95        0.90 - 2.30         19.17 - 20.75
     Brighthouse/Wellington Large    2016       2.26        0.90 - 2.30           5.83 - 7.22
     Cap Research Sub-Account        2015       0.78        0.90 - 2.30           2.08 - 3.48
                                     2014       0.80        0.90 - 2.30          1.80 - 12.40
                                     2013       1.28        0.90 - 2.30         31.12 - 32.97

  BHFTI Clarion Global Real          2017       3.44        0.90 - 2.35           8.18 - 9.76
     Estate Sub-Account              2016       2.07        0.90 - 2.35       (4.89) - (0.03)
                                     2015       3.81        0.90 - 2.35         (3.69) - 3.43
                                     2014       1.03        0.90 - 2.35          1.03 - 12.25
                                     2013       6.85        0.90 - 2.35           1.14 - 2.62

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI ClearBridge                  2017    27,853,512   14.25 - 240.67     473,171,845
     Aggressive Growth               2016    31,716,282   12.20 - 205.91     461,921,010
     Sub-Account                     2015    35,697,833   12.04 - 203.07     513,586,109
                                     2014    38,472,258   12.71 - 214.41     586,572,505
                                     2013    36,299,683    10.84 - 13.77     451,710,565

  BHFTI Harris Oakmark               2017    20,719,834    27.40 - 36.00     665,787,548
     International Sub-Account       2016    23,007,569    21.43 - 27.85     576,095,441
                                     2015    25,339,005    20.23 - 25.80     595,542,818
                                     2014    26,551,192    21.63 - 27.28     663,509,252
                                     2013    25,769,452    23.43 - 29.23     693,983,244

  BHFTI Invesco Balanced-Risk        2017   827,358,429     1.17 - 12.75   1,045,419,886
     Allocation Sub-Account          2016   818,076,929     1.09 - 11.62     940,598,161
                                     2015   749,414,346     1.00 - 10.52     777,069,714
                                     2014   758,894,714     1.07 - 11.10     832,374,445
                                     2013   800,860,953      1.04 - 1.06     843,160,697

  BHFTI Invesco Comstock             2017    32,917,318    18.60 - 30.71     772,000,432
     Sub-Account                     2016    36,743,760    16.14 - 26.27     742,413,375
                                     2015    39,951,458    14.08 - 22.61     699,284,637
                                     2014    43,175,673    15.33 - 24.28     813,000,076
                                     2013    26,889,264    14.36 - 22.42     443,561,923

  BHFTI Invesco Small Cap            2017     9,589,654    30.46 - 39.44     328,908,162
     Growth Sub-Account              2016    10,669,549    24.88 - 31.68     296,393,238
                                     2015    11,537,860    22.84 - 28.61     291,887,925
                                     2014    11,824,275    23.77 - 29.28     308,642,273
                                     2013    13,003,134    22.53 - 27.31     319,189,345

  BHFTI JPMorgan Core Bond           2017    30,860,383    10.01 - 11.38     342,738,205
     Sub-Account                     2016    31,064,359     9.84 - 11.16     339,144,828
                                     2015    31,401,600     9.78 - 11.06     340,682,787
                                     2014    32,404,332     9.89 - 11.15     355,237,960
                                     2013    29,439,490    10.12 - 10.75     311,869,932

  BHFTI JPMorgan Global              2017   828,047,798     1.33 - 14.44   1,175,046,012
     Active Allocation Sub-Account   2016   848,098,850     1.17 - 12.50   1,042,207,011
                                     2015   828,919,735     1.16 - 12.26   1,000,785,200
                                     2014   747,266,184     1.18 - 12.14     905,975,458
                                     2013   649,853,969      1.13 - 1.16     746,849,717

  BHFTI JPMorgan Small Cap           2017     1,032,660    21.94 - 25.42      24,296,172
     Value Sub-Account               2016     1,141,302    21.67 - 24.82      26,376,632
                                     2015     1,287,553    16.94 - 19.19      23,133,878
                                     2014     1,417,944    18.69 - 20.92      27,932,500
                                     2013     1,455,583    18.28 - 20.23      27,866,566

  BHFTI Loomis Sayles Global         2017     7,449,959    19.27 - 22.83     157,610,283
     Markets Sub-Account             2016     8,505,955    16.04 - 18.73     148,612,417
                                     2015     9,530,128    15.68 - 17.95     161,399,211
                                     2014    10,444,732    15.85 - 17.90     177,351,030
                                     2013    10,842,823    15.69 - 17.47     180,595,781

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI ClearBridge                  2017       0.72        0.90 - 2.35        15.67 - 17.35
     Aggressive Growth               2016       0.40        0.90 - 2.35          0.30 - 1.76
     Sub-Account                     2015       0.23        0.90 - 2.35      (6.27) - (4.69)
                                     2014       0.11        0.90 - 2.35         1.60 - 17.83
                                     2013       0.22        0.90 - 2.35        42.22 - 44.30

  BHFTI Harris Oakmark               2017       1.62        0.90 - 2.35        27.41 - 29.26
     International Sub-Account       2016       2.14        0.90 - 2.35          5.67 - 7.21
                                     2015       3.01        0.95 - 2.35      (6.74) - (3.92)
                                     2014       2.41        0.95 - 2.35        (7.98) - 0.25
                                     2013       2.44        0.95 - 2.35        27.46 - 29.26

  BHFTI Invesco Balanced-Risk        2017       3.74        0.90 - 2.35          7.45 - 9.02
     Allocation Sub-Account          2016       0.15        0.90 - 2.35         4.88 - 10.72
                                     2015       2.83        0.90 - 2.35      (6.43) - (0.67)
                                     2014         --        0.90 - 2.35          0.40 - 4.63
                                     2013         --        0.90 - 2.35        (0.50) - 0.95

  BHFTI Invesco Comstock             2017       2.27        0.90 - 2.35        15.29 - 16.97
     Sub-Account                     2016       2.53        0.90 - 2.35        12.17 - 16.25
                                     2015       2.88        0.90 - 2.35      (8.16) - (6.81)
                                     2014       0.60        0.90 - 2.35          0.28 - 8.33
                                     2013       1.07        0.90 - 2.35        32.25 - 34.18

  BHFTI Invesco Small Cap            2017         --        0.89 - 2.35        22.43 - 24.50
     Growth Sub-Account              2016         --        0.89 - 2.35         8.71 - 10.73
                                     2015       0.01        0.89 - 2.35      (3.99) - (2.29)
                                     2014         --        0.89 - 2.35          1.89 - 7.22
                                     2013       0.23        0.89 - 2.35        36.92 - 39.29

  BHFTI JPMorgan Core Bond           2017       2.47        0.90 - 2.20          1.07 - 2.39
     Sub-Account                     2016       2.78        0.90 - 2.20          0.01 - 1.31
                                     2015       2.33        0.90 - 2.20      (1.70) - (0.01)
                                     2014       1.42        1.10 - 2.20          0.48 - 3.73
                                     2013       0.28        1.30 - 2.35      (5.04) - (4.05)

  BHFTI JPMorgan Global              2017       2.52        0.90 - 2.35        13.96 - 15.61
     Active Allocation Sub-Account   2016       2.12        0.90 - 2.35          0.12 - 1.98
                                     2015       2.71        0.90 - 2.35        (1.45) - 0.82
                                     2014       1.13        0.90 - 2.35          0.35 - 6.02
                                     2013       0.08        0.90 - 2.35          8.41 - 9.99

  BHFTI JPMorgan Small Cap           2017       1.32        0.90 - 2.30          1.27 - 2.39
     Value Sub-Account               2016       1.84        0.90 - 2.30        27.88 - 29.34
                                     2015       1.35        0.90 - 2.30      (9.36) - (1.13)
                                     2014       1.07        0.90 - 2.30          2.28 - 3.89
                                     2013       0.69        0.90 - 2.30        30.22 - 31.71

  BHFTI Loomis Sayles Global         2017       1.39        0.90 - 2.35        20.12 - 21.87
     Markets Sub-Account             2016       1.67        0.90 - 2.35          1.78 - 3.84
                                     2015       1.59        0.95 - 2.35        (1.12) - 0.27
                                     2014       2.08        0.95 - 2.35        (0.82) - 2.49
                                     2013       2.41        0.95 - 2.35        14.41 - 16.02

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  -------------
  BHFTI MetLife Multi-Index          2017   602,325,151     1.33 - 14.11    977,135,322
     Targeted Risk Sub-Account       2016   583,908,748     1.18 - 12.35    847,575,021
                                     2015   435,062,012     1.15 - 11.96    633,831,341
                                     2014   281,516,918     1.19 - 12.18    421,513,955
                                     2013   153,950,143     1.12 - 11.26    209,957,052

  BHFTI MFS Research                 2017    14,986,140    16.30 - 22.33    276,582,465
     International Sub-Account       2016    16,956,442    13.02 - 17.53    247,879,900
                                     2015    18,156,340    13.44 - 17.81    271,985,758
                                     2014    18,585,662    14.00 - 18.24    287,913,009
                                     2013    19,616,483    15.39 - 18.44    331,488,461

  BHFTI Morgan Stanley Mid           2017    11,326,489     3.28 - 29.88    246,048,488
     Cap Growth Sub-Account          2016    12,770,536     2.37 - 21.48    201,153,118
                                     2015    12,648,258     2.62 - 23.62    220,460,412
                                     2014    12,928,550     2.79 - 25.03    240,528,688
                                     2013    13,099,903     2.79 - 24.94    244,579,234

  BHFTI Oppenheimer Global           2017     1,939,475    28.83 - 38.59     66,931,947
     Equity Sub-Account              2016     2,333,207    21.57 - 28.48     59,761,246
                                     2015     2,520,098    22.02 - 28.67     65,266,488
                                     2014     2,866,078    21.68 - 27.83     72,350,999
                                     2013     3,127,720    21.72 - 27.49     78,398,573

  BHFTI PanAgora Global              2017   128,771,774     1.14 - 11.97    154,256,858
     Diversified Risk Sub-Account    2016    95,787,147     1.04 - 10.75    102,757,891
     (Commenced 4/28/2014)           2015    21,772,279      0.95 - 9.78     21,123,770
                                     2014     9,788,108     1.03 - 10.44     10,161,644

  BHFTI PIMCO Inflation              2017    43,727,125    12.95 - 16.02    633,944,947
     Protected Bond Sub-Account      2016    43,749,123    12.81 - 15.62    622,764,700
                                     2015    46,098,333    12.49 - 15.01    634,902,757
                                     2014    50,751,209    13.20 - 15.63    732,596,404
                                     2013    57,648,505    13.13 - 15.33    821,456,089

  BHFTI PIMCO Total Return           2017    83,642,926    12.85 - 20.87  1,482,270,883
     Sub-Account                     2016    84,045,933    12.44 - 20.10  1,446,213,216
                                     2015    91,772,688    12.26 - 19.72  1,561,823,561
                                     2014   103,504,587    12.40 - 19.84  1,787,038,026
                                     2013   118,419,838    12.03 - 19.16  1,993,786,948

  BHFTI Pyramis Government           2017    52,602,412    10.26 - 11.31    576,103,640
     Income Sub-Account              2016    59,975,014    10.24 - 11.12    648,755,946
                                     2015    60,149,269    10.35 - 11.07    651,039,693
                                     2014    62,286,953    10.55 - 11.13    680,446,278
                                     2013    69,488,361    10.04 - 10.44    715,739,557

  BHFTI Schroders Global             2017    38,513,287     1.36 - 13.57    509,814,930
     Multi-Asset II Sub-Account      2016    36,164,251     1.18 - 11.76    415,940,338
     (Commenced 4/29/2013)           2015    31,417,980     1.14 - 11.35    351,642,870
                                     2014    14,204,266    11.35 - 11.58    163,513,389
                                     2013     7,294,047    10.69 - 10.77     78,417,229

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MetLife Multi-Index          2017       1.46        0.90 - 2.25         12.98 - 14.51
     Targeted Risk Sub-Account       2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)
                                     2014         --        1.15 - 2.25           0.83 - 8.01
                                     2013       0.55        1.15 - 2.25          4.04 - 11.65

  BHFTI MFS Research                 2017       1.74        0.89 - 2.35         25.19 - 27.37
     International Sub-Account       2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)
                                     2014       2.24        0.89 - 2.35       (9.11) - (3.46)
                                     2013       2.58        0.90 - 2.35         16.49 - 18.19

  BHFTI Morgan Stanley Mid           2017       0.15        0.89 - 2.30         36.74 - 39.12
     Cap Growth Sub-Account          2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)
                                     2014         --        0.89 - 2.30         (1.40) - 0.39
                                     2013       0.60        0.89 - 2.30         35.86 - 38.07

  BHFTI Oppenheimer Global           2017       0.90        0.90 - 2.30         33.64 - 35.51
     Equity Sub-Account              2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                                     2015       0.94        0.90 - 2.30         (1.50) - 3.00
                                     2014       0.82        0.90 - 2.30         (0.31) - 1.23
                                     2013       0.35        0.90 - 2.30         24.22 - 25.97

  BHFTI PanAgora Global              2017         --        0.90 - 2.20         10.15 - 11.59
     Diversified Risk Sub-Account    2016       3.34        0.90 - 2.20          2.13 - 10.13
     (Commenced 4/28/2014)           2015       0.55        1.10 - 2.20       (7.53) - (6.51)
                                     2014       0.46        1.15 - 2.00         (0.35) - 3.75

  BHFTI PIMCO Inflation              2017       1.56        0.90 - 2.35           1.07 - 2.54
     Protected Bond Sub-Account      2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                     2014       1.54        0.90 - 2.35         (1.54) - 1.97
                                     2013       2.20        0.90 - 2.35     (11.38) - (10.09)

  BHFTI PIMCO Total Return           2017       1.75        0.89 - 2.35           2.08 - 3.85
     Sub-Account                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                     2014       2.34        0.89 - 2.35           0.40 - 3.56
                                     2013       4.27        0.89 - 2.35       (4.19) - (2.59)

  BHFTI Pyramis Government           2017       2.18        0.90 - 2.35           0.22 - 1.68
     Income Sub-Account              2016       2.11        0.90 - 2.35         (2.68) - 0.41
                                     2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                     2014       2.60        0.90 - 2.35           0.96 - 6.59
                                     2013       1.55        0.90 - 2.35       (6.74) - (5.37)

  BHFTI Schroders Global             2017       1.00        0.90 - 2.20         13.94 - 15.43
     Multi-Asset II Sub-Account      2016       0.75        0.90 - 2.25           0.87 - 3.63
     (Commenced 4/29/2013)           2015       0.66        0.90 - 2.25       (3.45) - (0.73)
                                     2014         --        1.10 - 2.25           0.98 - 7.40
                                     2013       1.65        1.15 - 2.25           4.66 - 5.43

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  BHFTI Schroders Global       2017   442,077,911     1.34 - 14.41    628,730,158       0.79        0.90 - 2.35        11.65 - 13.27
     Multi-Asset Sub-Account   2016   459,001,172     1.20 - 12.75    577,424,821       1.40        0.90 - 2.35          0.71 - 4.71
                               2015   467,251,015     1.16 - 12.20    562,872,602       1.00        0.90 - 2.35      (3.18) - (1.77)
                               2014   400,460,215     1.20 - 12.36    493,380,979       1.32        0.90 - 2.35          0.43 - 6.77
                               2013   375,261,358      1.14 - 1.17    435,205,689       0.01        0.90 - 2.35          7.55 - 9.12

  BHFTI SSGA Growth and        2017    78,213,763    15.44 - 18.44  1,340,474,908       2.43        0.90 - 2.35        13.18 - 14.82
     Income ETF Sub-Account    2016    85,949,744    13.64 - 16.06  1,290,390,224       2.37        0.90 - 2.35          1.90 - 4.84
                               2015    93,774,991    13.20 - 15.32  1,349,807,450       2.30        0.90 - 2.35      (4.24) - (2.84)
                               2014   101,616,119    13.79 - 15.77  1,513,705,632       2.24        0.90 - 2.35        (0.03) - 4.86
                               2013   110,435,377    13.34 - 15.03  1,578,178,677       2.51        0.90 - 2.35        10.31 - 11.92

  BHFTI SSGA Growth ETF        2017    28,040,270    15.90 - 18.99    492,240,056       2.10        0.90 - 2.35        16.87 - 18.57
     Sub-Account               2016    30,512,706    13.61 - 16.02    454,752,008       2.14        0.90 - 2.35          4.40 - 5.92
                               2015    32,991,663    13.03 - 15.12    467,274,058       2.00        0.90 - 2.35      (4.58) - (3.19)
                               2014    34,092,389    13.66 - 15.62    501,804,705       1.88        0.90 - 2.35        (0.05) - 4.43
                               2013    35,919,224    13.27 - 14.96    509,607,858       2.10        0.90 - 2.35        15.33 - 17.01

  BHFTI T. Rowe Price Large    2017    10,083,649   49.66 - 185.82    785,052,972       2.07        0.89 - 2.35        14.24 - 16.23
     Cap Value Sub-Account     2016    11,082,070   43.41 - 159.87    747,778,790       2.83        0.89 - 2.35         8.67 - 15.17
                               2015    12,150,155   38.27 - 138.81    715,850,738       1.58        0.89 - 2.35        (5.83) - 3.48
                               2014    13,521,347   40.58 - 144.85    838,816,422       1.18        0.89 - 2.35         1.20 - 12.56
                               2013    11,320,980   38.18 - 128.69    657,944,319       1.58        0.89 - 2.35        30.67 - 32.90

  BHFTI T. Rowe Price Mid Cap  2017    22,282,585    19.87 - 23.52    500,453,764         --        1.30 - 2.35        21.85 - 23.14
     Growth Sub-Account        2016    25,320,043    16.30 - 19.10    462,783,968         --        1.30 - 2.35          3.75 - 4.84
                               2015    27,786,712    15.70 - 18.22    485,654,167         --        1.30 - 2.35          4.20 - 5.30
                               2014    32,310,271    15.06 - 17.30    537,586,208         --        1.30 - 2.35        10.16 - 11.32
                               2013    37,965,912    13.67 - 15.54    568,882,747       0.21        1.30 - 2.35        33.41 - 34.82

  BHFTI TCW Core Fixed Income  2017        34,566    10.02 - 10.21        348,809       1.56        0.90 - 1.60          1.19 - 1.90
     Sub-Account               2016        29,430     9.90 - 10.02        292,738       0.71        0.90 - 1.60          0.59 - 1.29
     (Commenced 5/1/2015)      2015         7,421      9.84 - 9.87         73,169         --        1.10 - 1.60      (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2017     6,509,324     2.00 - 46.73    267,404,967       0.91        0.90 - 2.35          6.94 - 8.50
     Cap Value Sub-Account     2016     7,068,224     1.84 - 43.07    268,931,465       0.63        0.90 - 2.35         9.67 - 14.47
                               2015     7,308,379     1.61 - 37.62    244,281,850       0.45        0.90 - 2.35     (11.10) - (6.76)
                               2014     6,927,870    17.85 - 41.71    258,407,609       0.33        0.90 - 2.35          1.20 - 8.70
                               2013     4,619,902    30.27 - 38.39    158,040,375       0.74        0.90 - 2.35        27.28 - 29.14

  BHFTI Wells Capital          2017     5,092,444    23.42 - 28.55    132,288,989       1.06        0.90 - 2.35          8.22 - 9.80
     Management Mid Cap Value  2016     5,715,456    21.64 - 26.00    136,116,482       0.83        0.90 - 2.35        10.55 - 12.17
     Sub-Account               2015     6,513,771    19.57 - 23.18    139,196,313       0.64        0.90 - 2.35     (11.23) - (4.37)
                               2014     7,477,599    22.05 - 25.19    178,512,669       0.54        1.10 - 2.35         2.29 - 11.77
                               2013     7,939,384    19.93 - 22.07    170,038,386       0.89        1.30 - 2.35        29.57 - 30.94

  BHFTII Baillie Gifford       2017    19,385,638     5.77 - 19.59    250,476,859       1.00        1.10 - 2.25        31.90 - 33.42
     International Stock       2016    22,804,816     4.33 - 14.68    221,819,744       1.38        1.10 - 2.25          2.71 - 3.91
     Sub-Account               2015    24,846,295     4.17 - 14.13    233,411,516       1.43        1.10 - 2.25      (4.35) - (0.24)
                               2014    27,573,117     4.31 - 14.37    269,502,431       1.26        1.30 - 2.25      (5.49) - (1.36)
                               2013    29,549,817     4.51 - 15.12    303,453,047       0.02        1.30 - 2.25         9.68 - 13.94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII BlackRock Bond           2017     1,210,717    47.04 - 80.37      72,493,090
     Income Sub-Account           2016     1,269,349    46.30 - 77.89      74,475,330
                                  2015     1,196,294    46.01 - 76.20      69,045,344
                                  2014     1,105,752    46.87 - 76.43      63,615,045
                                  2013     1,054,348    44.86 - 72.01      57,251,907

  BHFTII BlackRock Capital        2017       510,906    22.58 - 72.77      16,273,783
     Appreciation Sub-Account     2016       584,767    17.21 - 54.82      14,098,982
                                  2015       579,182    17.56 - 55.26      14,301,142
                                  2014       639,908    16.88 - 52.46      14,686,428
                                  2013       721,215    15.83 - 48.60      15,272,342

  BHFTII BlackRock                2017    28,762,874     2.27 - 25.15     293,895,134
     Ultra-Short Term Bond        2016    33,915,071     2.28 - 25.22     343,711,226
     Sub-Account                  2015    39,040,662     2.31 - 25.42     398,590,779
                                  2014    39,068,482     2.33 - 25.65     395,886,367
                                  2013    44,329,198     2.36 - 25.88     461,342,890

  BHFTII Brighthouse Asset        2017     6,959,208    13.76 - 16.22     103,669,768
     Allocation 20 Sub-Account    2016     7,192,154    13.15 - 15.31     101,585,600
                                  2015     4,782,874    12.86 - 14.78      65,568,612
                                  2014     2,973,577    13.22 - 15.00      41,687,543
                                  2013       557,035    12.93 - 13.63       7,497,408

  BHFTII Brighthouse Asset        2017   233,277,672    14.53 - 17.77   3,782,892,946
     Allocation 40 Sub-Account    2016   266,351,270    13.44 - 16.21   3,966,089,283
                                  2015   297,958,878    12.97 - 15.25   4,248,132,666
                                  2014   341,017,115    13.43 - 15.56   4,991,456,808
                                  2013       550,896    13.60 - 14.27       7,732,376

  BHFTII Brighthouse Asset        2017   369,390,513    16.19 - 23.09   6,576,710,655
     Allocation 60 Sub-Account    2016   407,551,536    14.43 - 20.37   6,424,608,702
                                  2015   446,107,386    13.78 - 19.25   6,667,289,010
                                  2014   489,838,225    14.27 - 19.73   7,527,991,156
                                  2013     3,073,122    13.90 - 14.77      44,655,421

  BHFTII Brighthouse Asset        2017   320,858,282    16.97 - 25.11   5,997,031,325
     Allocation 80 Sub-Account    2016   353,810,551    14.56 - 21.32   5,638,281,052
                                  2015   388,323,652    13.77 - 19.96   5,814,030,390
                                  2014   420,572,925    14.33 - 20.54   6,507,894,347
                                  2013     3,927,901    14.05 - 14.80      57,260,787

  BHFTII Brighthouse/Artisan      2017     7,979,852    22.49 - 68.00     207,336,567
     Mid Cap Value Sub-Account    2016     9,275,939    20.44 - 60.81     217,144,062
                                  2015    10,052,598    17.04 - 49.89     194,979,851
                                  2014    11,205,267    19.30 - 55.59     244,385,523
                                  2013    13,125,790    19.41 - 55.03     285,771,010

  BHFTII                          2017     2,741,436    24.71 - 28.09      72,337,511
     Brighthouse/Dimensional      2016     2,814,983    19.38 - 21.73      57,869,934
     International Small Company  2015     3,198,853    18.74 - 20.72      63,108,799
     Sub-Account                  2014     3,070,324    18.13 - 19.77      58,174,088
                                  2013     3,208,551    19.88 - 21.38      66,162,419

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond           2017       2.97        0.89 - 2.30           1.59 - 3.18
     Income Sub-Account           2016       2.96        0.89 - 2.30         (1.22) - 2.21
                                  2015       3.55        0.89 - 2.30       (1.84) - (0.30)
                                  2014       3.22        0.89 - 2.30           0.85 - 6.14
                                  2013       3.83        0.89 - 2.30       (3.17) - (1.65)

  BHFTII BlackRock Capital        2017       0.09        0.89 - 2.30         30.89 - 32.75
     Appreciation Sub-Account     2016         --        0.89 - 2.30       (2.19) - (0.80)
                                  2015         --        0.89 - 2.30           0.83 - 5.34
                                  2014       0.06        0.89 - 2.30           0.94 - 7.93
                                  2013       0.79        0.89 - 2.30         31.17 - 33.03

  BHFTII BlackRock                2017       0.09        0.90 - 2.35       (1.70) - (0.21)
     Ultra-Short Term Bond        2016         --        0.90 - 2.35       (2.21) - (0.75)
     Sub-Account                  2015         --        0.90 - 2.35       (2.32) - (0.27)
                                  2014         --        0.90 - 2.35       (2.32) - (0.13)
                                  2013         --        0.90 - 2.35       (2.32) - (0.37)

  BHFTII Brighthouse Asset        2017       2.00        0.90 - 2.20           4.61 - 5.98
     Allocation 20 Sub-Account    2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68

  BHFTII Brighthouse Asset        2017       1.97        0.90 - 2.35           8.08 - 9.65
     Allocation 40 Sub-Account    2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22

  BHFTII Brighthouse Asset        2017       1.72        0.90 - 2.35         12.07 - 13.71
     Allocation 60 Sub-Account    2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17

  BHFTII Brighthouse Asset        2017       1.54        0.90 - 2.35         16.40 - 18.10
     Allocation 80 Sub-Account    2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40

  BHFTII Brighthouse/Artisan      2017       0.51        0.89 - 2.35          9.93 - 11.82
     Mid Cap Value Sub-Account    2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64

  BHFTII                          2017       1.97        0.90 - 2.30         27.49 - 29.28
     Brighthouse/Dimensional      2016       1.92        0.90 - 2.30           3.42 - 4.88
     International Small Company  2015       1.67        0.90 - 2.30           0.83 - 4.81
     Sub-Account                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
                                  2013       1.72        0.90 - 2.30         24.70 - 26.46

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII                          2017    26,398,229     6.84 - 73.43     831,306,119
     Brighthouse/Wellington Core  2016    29,665,645     5.82 - 62.22     787,903,717
     Equity Opportunities         2015    26,356,637    17.28 - 58.48     527,700,755
     Sub-Account                  2014    30,718,018    17.28 - 57.62     609,015,113
                                  2013    36,209,587    16.00 - 52.55     658,561,438

  BHFTII Frontier Mid Cap         2017     2,948,860    22.22 - 25.66      72,637,850
     Growth Sub-Account           2016     3,317,626    18.21 - 20.80      66,475,159
     (Commenced 4/29/2013)        2015     3,809,398    17.73 - 20.04      73,654,799
                                  2014     4,248,372    17.69 - 19.79      81,297,538
                                  2013     4,767,721    16.33 - 18.08      83,651,163

  BHFTII Jennison Growth          2017    18,321,429     6.17 - 31.45     507,080,287
     Sub-Account                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353
                                  2014    27,528,387     4.22 - 21.36     529,020,323
                                  2013    32,574,197     3.93 - 19.82     585,624,219

  BHFTII Loomis Sayles Small      2017       215,634    58.74 - 78.05      14,483,333
     Cap Core Sub-Account         2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644
                                  2014       261,060    46.83 - 58.80      13,706,471
                                  2013       283,327    46.30 - 57.49      14,610,773

  BHFTII Loomis Sayles Small      2017        14,487    22.21 - 24.55         344,057
     Cap Growth Sub-Account       2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707
                                  2014        16,302    17.05 - 18.51         293,433
                                  2013        12,506    17.15 - 18.50         226,802

  BHFTII MetLife Aggregate        2017    21,705,738     1.82 - 19.71     313,384,800
     Bond Index Sub-Account       2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645
                                  2014    16,099,701     1.79 - 19.11     213,475,999
                                  2013    13,536,937     1.71 - 18.22     162,571,849

  BHFTII MetLife Mid Cap          2017     5,121,934     3.74 - 40.63     166,303,833
     Stock Index Sub-Account      2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288
                                  2014     5,178,461     2.86 - 30.60     127,735,872
                                  2013     5,501,359     2.64 - 28.20     125,884,078

  BHFTII MetLife MSCI EAFE        2017     8,636,458     1.80 - 19.76     122,285,606
     Index Sub-Account            2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951
                                  2014     8,697,532     1.49 - 16.21     101,223,288
                                  2013     8,809,646     1.61 - 17.40     112,197,169

  BHFTII MetLife Russell 2000     2017     4,832,284     3.64 - 40.46     152,382,147
     Index Sub-Account            2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499
                                  2014     5,807,014     2.84 - 31.21     144,858,146
                                  2013     5,835,501     2.74 - 29.98     141,070,458

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTII                          2017       1.46        0.89 - 2.35        16.17 - 18.02
     Brighthouse/Wellington Core  2016       1.71        0.89 - 2.35          0.63 - 6.39
     Equity Opportunities         2015       1.65        0.89 - 2.35        (0.11) - 4.18
     Sub-Account                  2014       0.59        0.89 - 2.35          1.34 - 9.65
                                  2013      1.27         0.89 - 2.35        30.43 - 32.52

  BHFTII Frontier Mid Cap         2017        --         1.30 - 2.35        22.04 - 23.33
     Growth Sub-Account           2016         --        1.30 - 2.35          2.72 - 3.80
     (Commenced 4/29/2013)        2015         --        1.30 - 2.35          0.22 - 1.28
                                  2014        --         1.30 - 2.35          8.30 - 9.44
                                  2013        --         1.30 - 2.35        19.21 - 20.07

  BHFTII Jennison Growth          2017      0.09         0.90 - 2.35        33.82 - 35.76
     Sub-Account                  2016       0.03        0.90 - 2.35      (2.45) - (0.98)
                                  2015      0.02         0.90 - 2.35          3.00 - 9.55
                                  2014      0.04         0.90 - 2.35        (0.16) - 7.81
                                  2013      0.20         0.90 - 2.35        33.56 - 35.51

  BHFTII Loomis Sayles Small      2017      0.06         1.10 - 2.30        12.35 - 13.70
     Cap Core Sub-Account         2016       0.07        1.10 - 2.30        16.27 - 17.67
                                  2015        --         1.10 - 2.30      (3.98) - (2.67)
                                  2014        --         1.20 - 2.30          1.15 - 2.27
                                  2013      0.23         1.20 - 2.30        37.49 - 39.01

  BHFTII Loomis Sayles Small      2017        --         0.90 - 1.50        24.80 - 25.55
     Cap Growth Sub-Account       2016         --        0.90 - 1.50          4.47 - 5.10
                                  2015        --         0.90 - 1.50        (0.08) - 0.52
                                  2014        --         0.90 - 1.50        (0.57) - 0.03
                                  2013        --         0.90 - 1.50        46.17 - 47.05

  BHFTII MetLife Aggregate        2017      2.68         0.89 - 2.25          0.65 - 2.35
     Bond Index Sub-Account       2016       2.73        0.89 - 2.35        (2.09) - 1.44
                                  2015      2.67         0.89 - 2.35      (2.38) - (0.46)
                                  2014      2.62         0.89 - 2.35          0.54 - 4.87
                                  2013      3.23         0.89 - 2.25      (4.74) - (3.19)

  BHFTII MetLife Mid Cap          2017      1.21         0.89 - 2.35        12.93 - 14.92
     Stock Index Sub-Account      2016       1.06        0.89 - 2.35        17.29 - 19.37
                                  2015      0.97         0.89 - 2.35      (7.24) - (2.52)
                                  2014      0.85         0.89 - 2.35          1.60 - 8.52
                                  2013      1.00         0.89 - 2.35        29.67 - 31.97

  BHFTII MetLife MSCI EAFE        2017      2.51         0.89 - 2.25        21.78 - 23.80
     Index Sub-Account            2016       2.41        0.89 - 2.25        (1.28) - 0.44
                                  2015      3.14         0.89 - 2.25      (9.98) - (1.36)
                                  2014      2.43         0.89 - 2.25      (8.42) - (2.81)
                                  2013      2.89         0.89 - 2.25        18.74 - 20.78

  BHFTII MetLife Russell 2000     2017      1.01         0.89 - 2.35        11.65 - 13.66
     Index Sub-Account            2016       1.07        0.89 - 2.35        18.12 - 20.21
                                  2015      1.00         0.89 - 2.35      (9.86) - (3.68)
                                  2014      0.96         0.89 - 2.35          2.30 - 4.11
                                  2013      1.29         0.89 - 2.35        34.91 - 37.33

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTII MetLife Stock Index    2017    22,657,750    9.30 - 104.14    639,076,662
     Sub-Account                2016    25,218,819     7.75 - 86.45    594,986,915
                                2015    25,649,785     7.03 - 78.11    553,515,934
                                2014    28,264,874     7.03 - 77.90    610,830,233
                                2013    28,624,388     6.28 - 69.33    561,274,487

  BHFTII MFS Total Return       2017       607,860    55.73 - 91.35     42,885,568
     Sub-Account                2016       645,393    50.82 - 81.96     41,309,025
                                2015       710,775    47.72 - 75.73     42,319,194
                                2014       756,067    49.00 - 76.52     45,817,455
                                2013       814,124    46.24 - 71.07     46,044,412

  BHFTII MFS Value II           2017       234,946    19.39 - 22.55      4,909,817
     Sub-Account                2016       254,830    18.36 - 21.14      5,024,818
                                2015       245,613    15.79 - 17.99      4,149,008
                                2014       229,967    17.66 - 19.31      4,201,564
                                2013       225,190    16.80 - 17.73      3,792,926

  BHFTII MFS Value Sub-Account  2017    10,064,425    16.28 - 34.01    301,209,781
                                2016    11,015,597    14.16 - 29.18    284,625,248
                                2015    10,866,190    12.69 - 25.81    249,890,569
                                2014    10,916,908    13.03 - 26.14    255,401,966
                                2013    12,139,878    12.05 - 23.85    260,473,964

  BHFTII Neuberger Berman       2017     4,920,073    23.20 - 36.94    136,037,963
     Genesis Sub-Account        2016     5,470,799    20.57 - 32.20    133,113,538
                                2015     6,339,117    17.77 - 27.37    131,949,869
                                2014     7,109,782    18.11 - 27.46    150,104,225
                                2013     8,020,175    18.58 - 27.70    172,247,460

  BHFTII T. Rowe Price Large    2017    16,507,642    11.60 - 81.98    261,127,419
     Cap Growth Sub-Account     2016    17,003,069     8.79 - 62.34    203,478,587
                                2015    19,853,858     8.76 - 62.33    233,448,817
                                2014    15,015,374     8.02 - 57.25    166,959,337
                                2013    14,688,080     8.03 - 53.41    151,930,071

  BHFTII T. Rowe Price Small    2017       336,378    35.58 - 52.00     14,148,515
     Cap Growth Sub-Account     2016       373,919    29.67 - 42.70     12,987,892
                                2015       373,434    27.19 - 38.55     11,814,560
                                2014       321,073    27.11 - 37.87      9,976,420
                                2013       356,919    25.98 - 35.74     10,522,813

  BHFTII VanEck Global          2017     7,083,667    11.74 - 12.93     88,061,334
     Natural Resources          2016     6,924,892    12.08 - 13.17     88,041,249
     Sub-Account                2015     8,336,502      8.59 - 9.26     74,871,874
                                2014     6,586,665    13.05 - 13.93     89,288,128
                                2013     6,278,667    16.43 - 17.17    106,449,499

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII MetLife Stock Index    2017       1.60        0.89 - 2.90         17.95 - 20.47
     Sub-Account                2016       1.84        0.89 - 2.90          8.35 - 10.68
                                2015       1.57        0.89 - 2.90         (3.80) - 2.90
                                2014       1.51        0.89 - 2.90          0.87 - 12.36
                                2013       1.68        0.89 - 2.90         28.14 - 30.85

  BHFTII MFS Total Return       2017       2.39        0.89 - 2.30          9.68 - 11.45
     Sub-Account                2016       2.77        0.89 - 2.30           6.50 - 8.23
                                2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                                2014       2.25        0.89 - 2.30           5.95 - 7.68
                                2013       2.31        0.89 - 2.30         16.06 - 17.94

  BHFTII MFS Value II           2017       2.58        0.89 - 1.60           5.65 - 6.69
     Sub-Account                2016       1.63        0.89 - 1.60         16.22 - 17.46
                                2015       1.82        0.89 - 1.60      (10.29) - (6.82)
                                2014       1.26        0.89 - 1.35           1.39 - 8.95
                                2013       1.38        0.89 - 1.35         30.28 - 30.88

  BHFTII MFS Value Sub-Account  2017       1.88        0.89 - 2.35         14.86 - 16.96
                                2016       2.08        0.89 - 2.35         11.45 - 13.38
                                2015       2.49        0.89 - 2.35         (2.68) - 2.26
                                2014       1.57        0.89 - 2.35           1.99 - 9.83
                                2013       0.55        0.89 - 2.35         17.10 - 34.53

  BHFTII Neuberger Berman       2017       0.20        0.89 - 2.35         12.81 - 14.73
     Genesis Sub-Account        2016       0.23        0.89 - 2.35         15.64 - 17.63
                                2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                                2014       0.22        0.89 - 2.35         (2.62) - 0.40
                                2013       0.10        0.89 - 2.35         24.94 - 37.30

  BHFTII T. Rowe Price Large    2017       0.09        0.89 - 2.35         30.39 - 32.68
     Cap Growth Sub-Account     2016         --        0.89 - 2.35         (0.83) - 0.86
                                2015         --        0.89 - 2.35         (3.16) - 9.80
                                2014         --        0.89 - 2.35        (0.04) - 13.92
                                2013         --        0.89 - 2.35         26.10 - 37.93

  BHFTII T. Rowe Price Small    2017       0.17        0.89 - 2.15         19.94 - 21.80
     Cap Growth Sub-Account     2016       0.15        0.89 - 2.15          9.11 - 10.75
                                2015       0.08        0.89 - 2.15         (8.44) - 1.80
                                2014       0.01        0.89 - 2.15           2.47 - 5.96
                                2013       0.22        0.89 - 2.15         41.11 - 43.27

  BHFTII VanEck Global          2017         --        1.10 - 2.15       (2.85) - (1.82)
     Natural Resources          2016       0.59        1.10 - 2.15         40.68 - 42.17
     Sub-Account                2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                                2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                                2013       0.66        1.30 - 2.15           8.40 - 9.32

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTII Western Asset               2017    31,331,458    26.57 - 39.37   1,066,892,358
     Management Strategic Bond       2016    32,852,094    25.20 - 36.70   1,050,068,498
     Opportunities Sub-Account       2015         6,545    27.92 - 31.04         195,310
     (Commenced 11/19/2014)          2014           398            32.02          12,743

  BHFTII Western Asset               2017    13,730,177    14.36 - 20.09     244,111,008
     Management U.S. Government      2016    14,126,610    14.46 - 19.94     250,345,183
     Sub-Account                     2015    15,069,560    14.65 - 19.92     268,298,667
                                     2014    15,346,536    14.95 - 19.83     276,085,662
                                     2013    16,417,493    14.93 - 19.52     291,870,388

  BlackRock Global Allocation        2017       128,262    22.44 - 24.78       2,999,343
     V.I. Sub-Account                2016       123,935    20.06 - 21.99       2,582,039
     (Commenced 11/19/2014)          2015        77,369    19.63 - 21.37       1,566,871
                                     2014           402            21.30           8,557

  Deutsche I CROCI                   2017     1,302,718      7.77 - 9.56      12,446,509
     International VIP Sub-Account   2016     1,416,905      6.42 - 7.94      11,250,311
                                     2015     1,563,760      7.92 - 7.99      12,496,599
                                     2014     1,732,959      8.50 - 8.57      14,851,303
                                     2013     1,888,612      9.76 - 9.85      18,592,794

  Federated High Income Bond         2017           168            11.94           2,008
     Sub-Account                     2016         2,435            11.32          27,574
                                     2015         2,503            10.00          25,030
                                     2014         2,534            10.41          26,376
                                     2013         2,545            10.28          26,166

  Federated Kaufman                  2017         5,219            11.30          58,964
     Sub-Account                     2016         5,331             8.93          47,589
                                     2015         5,491             8.73          47,958
                                     2014         5,676             8.33          47,253
                                     2013         5,836             7.70          44,907

  Fidelity VIP Asset Manager         2017     4,080,387    17.58 - 18.88      72,267,994
     Sub-Account                     2016     4,493,375    15.61 - 16.70      70,694,332
                                     2015     4,920,853    15.35 - 16.34      76,132,122
                                     2014     5,426,360    15.54 - 16.47      84,977,763
                                     2013     5,885,530    14.88 - 15.70      88,274,483

  Fidelity VIP Contrafund            2017    20,143,633     7.85 - 91.54     625,750,850
     Sub-Account                     2016    21,259,478     6.55 - 75.90     573,685,439
                                     2015    21,653,047     6.17 - 71.00     581,923,231
                                     2014    20,382,633     6.24 - 71.28     631,948,733
                                     2013    17,717,451     5.67 - 64.36     611,972,926

  Fidelity VIP Equity-Income         2017       216,963            22.93       4,975,328
     Sub-Account                     2016       230,181            20.60       4,741,279
                                     2015       280,187            17.70       4,959,137
                                     2014       303,711            18.69       5,676,328
                                     2013       341,560            17.43       5,954,600

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTII Western Asset               2017       3.85        0.89 - 2.35           5.43 - 7.27
     Management Strategic Bond       2016       2.28        0.89 - 2.35           3.36 - 7.33
     Opportunities Sub-Account       2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     (Commenced 11/19/2014)          2014         --               1.10                (0.65)

  BHFTII Western Asset               2017       2.43        0.90 - 2.35         (0.68) - 0.77
     Management U.S. Government      2016       2.39        0.90 - 2.35         (1.94) - 0.12
     Sub-Account                     2015       2.04        0.90 - 2.35       (2.02) - (0.40)
                                     2014       1.68        0.95 - 2.35           0.17 - 1.58
                                     2013       1.95        0.95 - 2.35       (3.21) - (1.84)

  BlackRock Global Allocation        2017       1.29        0.90 - 1.60         11.91 - 12.69
     V.I. Sub-Account                2016       1.55        0.90 - 1.60           2.16 - 2.87
     (Commenced 11/19/2014)          2015       2.16        0.90 - 1.60       (5.15) - (0.44)
                                     2014       2.13               1.10                (0.45)

  Deutsche I CROCI                   2017       7.00        0.89 - 1.40         20.27 - 20.89
     International VIP Sub-Account   2016      10.65        0.89 - 1.40       (0.66) - (0.15)
                                     2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                     2014       1.76        1.35 - 1.40     (12.99) - (12.95)
                                     2013       5.30        1.35 - 1.40         18.56 - 18.62

  Federated High Income Bond         2017      22.71               1.40                  5.46
     Sub-Account                     2016       6.17               1.40                 13.22
                                     2015       5.62               1.40                (3.93)
                                     2014       5.88               1.40                  1.26
                                     2013       6.76               1.40                  5.50

  Federated Kaufman                  2017         --               1.40                 26.55
     Sub-Account                     2016         --               1.40                  2.22
                                     2015         --               1.40                  4.90
                                     2014         --               1.40                  8.19
                                     2013         --               1.40                 38.18

  Fidelity VIP Asset Manager         2017       1.84        0.89 - 1.40         12.52 - 13.10
     Sub-Account                     2016       1.45        0.89 - 1.40           1.64 - 2.16
                                     2015       1.53        0.89 - 1.40       (1.25) - (0.75)
                                     2014       1.47        0.89 - 1.40           4.36 - 4.90
                                     2013       1.55        0.89 - 1.40         14.10 - 14.68

  Fidelity VIP Contrafund            2017       0.91        0.89 - 2.25         19.06 - 20.80
     Sub-Account                     2016       0.74        0.89 - 2.25           5.15 - 7.05
                                     2015       0.94        0.89 - 2.25       (1.68) - (0.22)
                                     2014       0.89        0.89 - 2.25          9.33 - 10.95
                                     2013       1.04        0.89 - 2.25         10.23 - 30.12

  Fidelity VIP Equity-Income         2017       1.70               1.40                 11.33
     Sub-Account                     2016       2.16               1.40                 16.38
                                     2015       3.11               1.40                (5.30)
                                     2014       2.75               1.40                  7.21
                                     2013       2.41               1.40                 26.37

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Fidelity VIP FundsManager    2017   316,884,820    14.72 - 14.98   4,703,906,420
     50% Sub-Account           2016   339,562,460    13.13 - 13.34   4,491,693,357
                               2015   340,402,591    12.86 - 13.05   4,406,702,675
                               2014   268,426,412    13.11 - 13.28   3,538,458,593
                               2013   158,954,030    12.73 - 12.88   2,033,793,788

  Fidelity VIP FundsManager    2017   191,801,626    14.40 - 14.62   2,781,261,557
     60% Sub-Account           2016   250,989,708    12.56 - 12.74   3,173,600,531
                               2015   299,646,067    12.24 - 12.39   3,688,709,449
                               2014   319,425,019    12.44 - 12.58   3,994,437,491
                               2013   333,151,686    12.05 - 12.16   4,031,523,824

  Fidelity VIP Government      2017     2,578,960     6.72 - 10.03      17,602,157
     Money Market Sub-Account  2016     2,758,925     6.77 - 10.16      18,955,221
                               2015     5,764,747     6.85 - 10.34      49,654,013
                               2014     5,894,288     6.95 - 10.53      50,947,648
                               2013     8,307,410     7.04 - 10.73      76,155,346

  Fidelity VIP Growth          2017     5,678,425    30.88 - 33.04     177,086,628
     Sub-Account               2016     6,179,280    23.17 - 24.67     144,530,563
                               2015     6,842,558    23.31 - 24.69     160,925,919
                               2014     7,538,876    22.06 - 23.24     167,673,930
                               2013     8,194,380    20.10 - 21.07     165,968,439

  Fidelity VIP Index 500       2017     1,974,819    33.45 - 35.88      66,077,861
     Sub-Account               2016     2,222,100    27.86 - 29.74      61,915,726
                               2015     2,464,560    25.24 - 26.83      62,224,177
                               2014     2,778,454    25.25 - 26.71      70,165,982
                               2013     3,091,556    22.53 - 23.73      69,677,247

  Fidelity VIP Mid Cap         2017     5,822,703    68.99 - 82.66     444,177,834
     Sub-Account               2016     6,382,115    58.33 - 69.23     409,695,192
                               2015     6,898,177    53.12 - 62.44     401,284,587
                               2014     7,445,624    55.03 - 64.08     446,277,693
                               2013     7,792,671    52.90 - 61.01     446,581,942

  Fidelity VIP Overseas        2017       307,530    13.96 - 15.91       4,543,644
     Sub-Account               2016       333,151    10.84 - 12.36       3,832,068
                               2015       376,022    11.55 - 13.19       4,615,792
                               2014       411,275    11.28 - 12.89       4,942,746
                               2013       447,143    12.41 - 14.19       5,925,521

  FTVIPT Franklin Income VIP   2017     3,717,519    54.01 - 78.66     259,462,703
     Sub-Account               2016     4,031,843    50.36 - 72.41     260,175,136
                               2015     4,415,184    45.17 - 64.11     253,302,116
                               2014     4,717,186    49.71 - 69.63     294,909,928
                               2013     4,919,666    48.59 - 67.20     297,821,470

  FTVIPT Franklin Mutual       2017     3,858,849    30.99 - 37.89     133,542,917
     Shares VIP Sub-Account    2016     4,164,982    29.15 - 35.30     134,905,092
                               2015     4,536,450    25.60 - 30.71     128,211,487
                               2014     5,080,687    27.45 - 32.61     153,109,223
                               2013     5,477,366    26.11 - 30.73     156,078,571

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Fidelity VIP FundsManager    2017       1.14        1.90 - 2.05        12.14 - 12.31
     50% Sub-Account           2016       1.24        1.90 - 2.05          2.11 - 2.26
                               2015      1.25         1.90 - 2.05      (1.89) - (1.75)
                               2014      1.45         1.90 - 2.05          2.96 - 3.12
                               2013      1.55         1.90 - 2.05        12.57 - 12.74

  Fidelity VIP FundsManager    2017      0.99         1.90 - 2.05        14.62 - 14.79
     60% Sub-Account           2016       1.14        1.90 - 2.05          2.66 - 2.82
                               2015      1.05         1.90 - 2.05      (1.63) - (1.48)
                               2014      1.24         1.90 - 2.05          3.27 - 3.42
                               2013      1.16         1.90 - 2.05        16.21 - 16.38

  Fidelity VIP Government      2017      0.67         0.89 - 2.05      (1.39) - (0.22)
     Money Market Sub-Account  2016       0.18        0.89 - 2.05      (1.85) - (0.68)
                               2015      0.02         0.89 - 2.05      (2.02) - (0.86)
                               2014      0.01         0.89 - 2.05      (2.02) - (0.88)
                               2013      0.02         0.89 - 2.05      (2.01) - (0.86)

  Fidelity VIP Growth          2017      0.22         0.89 - 1.40        33.26 - 33.94
     Sub-Account               2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                               2015      0.25         0.89 - 1.40          5.68 - 6.23
                               2014      0.18         0.89 - 1.40         9.75 - 10.31
                               2013      0.29         0.89 - 1.40        34.44 - 35.13

  Fidelity VIP Index 500       2017      1.77         0.89 - 1.35        20.09 - 20.64
     Sub-Account               2016       1.44        0.89 - 1.35        10.36 - 10.87
                               2015      1.93         0.89 - 1.35        (0.02) - 0.44
                               2014      1.59         0.89 - 1.35        12.05 - 12.56
                               2013      1.84         0.89 - 1.35        30.47 - 31.07

  Fidelity VIP Mid Cap         2017      0.49         0.95 - 1.90        18.28 - 19.40
     Sub-Account               2016       0.31        0.95 - 1.90         6.93 - 10.87
                               2015      0.25         0.95 - 1.90      (3.48) - (2.56)
                               2014      0.02         0.95 - 1.90          4.04 - 5.03
                               2013      0.28         0.95 - 1.90        33.31 - 34.59

  Fidelity VIP Overseas        2017      1.41         1.15 - 1.40        28.48 - 28.80
     Sub-Account               2016       1.38        1.15 - 1.40      (6.38) - (6.15)
                               2015      1.31         1.15 - 1.40          2.18 - 2.44
                               2014      1.29         1.15 - 1.40      (9.36) - (9.13)
                               2013      1.34         1.15 - 1.40        28.62 - 28.95

  FTVIPT Franklin Income VIP   2017      4.13         0.95 - 2.25          7.24 - 8.64
     Sub-Account               2016       4.98        0.95 - 2.25         8.00 - 12.95
                               2015      4.62         0.95 - 2.25      (9.12) - (7.93)
                               2014      4.98         0.95 - 2.25          2.29 - 3.63
                               2013      6.33         0.95 - 2.25        11.41 - 12.86

  FTVIPT Franklin Mutual       2017      2.23         0.95 - 1.90          6.31 - 7.33
     Shares VIP Sub-Account    2016       1.98        0.95 - 1.90        10.51 - 14.96
                               2015      3.00         0.95 - 1.90      (6.73) - (5.84)
                               2014      2.00         0.95 - 1.90          5.11 - 6.11
                               2013      2.10         0.95 - 1.90        25.85 - 27.05

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                        UNITS        HIGHEST ($)     ASSETS ($)
                                    ------------  ---------------  --------------
  FTVIPT Franklin Small Cap   2017     7,335,249     1.85 - 42.86     131,376,313
     Value VIP Sub-Account    2016     7,878,700     1.69 - 39.24     128,270,987
                              2015     8,783,442     1.31 - 13.07     110,998,636
                              2014     9,145,054     1.42 - 14.25     126,502,556
                              2013     9,184,423    13.56 - 14.30     128,048,983

  FTVIPT Templeton Foreign    2017     1,993,298    15.72 - 37.10      70,683,455
     VIP Sub-Account          2016     2,245,781    13.71 - 32.34      68,504,762
                              2015     2,282,942    13.03 - 30.69      66,002,305
                              2014     2,354,783    14.19 - 33.39      73,607,780
                              2013     2,457,017    16.25 - 38.21      87,721,293

  FTVIPT Templeton Global     2017    10,914,647    17.44 - 20.50     207,536,185
     Bond VIP Sub-Account     2016    11,303,555    17.42 - 20.30     213,840,331
                              2015    11,945,145    17.38 - 19.91     222,633,715
                              2014    12,667,617    18.48 - 21.01     250,150,012
                              2013    12,950,902    18.47 - 20.82     254,683,414

  Invesco V.I. American       2017         1,440            10.37          14,923
     Franchise Sub-Account    2016         1,514             8.25          12,495
                              2015         1,825             8.19          14,936
                              2014         1,911             7.90          15,107
                              2013        22,147             7.39         163,713

  Invesco V.I. Core Equity    2017        17,258             7.54         130,081
     Sub-Account              2016        25,350             6.75         171,207
                              2015        27,589             6.21         171,366
                              2014        34,703             6.68         231,978
                              2013        39,835             6.27         249,696

  Invesco V.I. Equity and     2017    25,769,702     7.84 - 28.15     681,403,273
     Income Sub-Account       2016    27,024,285     7.16 - 25.65     654,269,917
                              2015    28,966,281     6.30 - 22.55     619,311,840
                              2014    30,622,887     6.54 - 23.37     681,211,301
                              2013    31,328,255     6.09 - 21.69     649,322,698

  Invesco V.I. Growth and     2017            84            13.24           1,110
     Income Sub-Account       2016            87            11.74           1,017
                              2015           654             9.95           6,509
                              2014           665            10.41           6,927
                              2013    13,799,854     9.57 - 36.41     365,970,613

  Invesco V.I. International  2017     7,575,169    10.40 - 39.43     269,423,754
     Growth Sub-Account       2016     8,293,250     8.57 - 32.43     243,849,630
                              2015     8,534,492     8.74 - 32.97     256,390,780
                              2014     8,820,511     9.07 - 34.18     275,880,972
                              2013     8,901,354     9.17 - 34.47     281,999,206

  Ivy VIP Asset Strategy      2017        19,310    15.98 - 17.89         332,996
     Sub-Account              2016        15,823    13.72 - 15.29         233,181
     (Commenced 11/19/2014)   2015        20,900    14.31 - 15.87         317,700
                              2014         2,575    16.67 - 17.51          45,023

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  FTVIPT Franklin Small Cap   2017       0.52        0.95 - 1.80           8.68 - 9.61
     Value VIP Sub-Account    2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)
                              2013       1.31        0.95 - 1.75         33.88 - 34.95

  FTVIPT Templeton Foreign    2017       2.62        1.55 - 2.30         14.05 - 14.90
     VIP Sub-Account          2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)
                              2013       2.38        1.55 - 2.30         20.18 - 21.08

  FTVIPT Templeton Global     2017         --        0.95 - 1.80           0.11 - 0.96
     Bond VIP Sub-Account     2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87
                              2013       4.75        0.95 - 1.75         (0.13) - 0.67

  Invesco V.I. American       2017       0.08               1.40                 25.58
     Franchise Sub-Account    2016         --               1.40                  0.85
                              2015         --               1.40                  3.55
                              2014         --               1.40                  6.93
                              2013       0.42               1.40                 38.19

  Invesco V.I. Core Equity    2017       0.96               1.40                 11.61
     Sub-Account              2016       0.76               1.40                  8.73
                              2015       1.05               1.40                (7.08)
                              2014       0.87               1.40                  6.64
                              2013       1.36               1.40                 27.45

  Invesco V.I. Equity and     2017       1.45        0.95 - 1.90           8.70 - 9.74
     Income Sub-Account       2016       1.64        0.95 - 1.90         10.31 - 13.75
                              2015       2.30        0.95 - 1.90       (4.42) - (3.51)
                              2014       1.58        0.95 - 1.90           6.72 - 7.74
                              2013       1.54        0.95 - 1.90         22.54 - 23.71

  Invesco V.I. Growth and     2017       1.56               1.40                 12.73
     Income Sub-Account       2016       0.58               1.40                 18.03
                              2015       2.94               1.40                (4.41)
                              2014         --               1.40                  8.75
                              2013       1.31        0.95 - 1.90         31.25 - 32.50

  Invesco V.I. International  2017       1.24        0.95 - 1.80         20.54 - 21.57
     Growth Sub-Account       2016       1.17        0.95 - 1.80       (4.75) - (1.64)
                              2015       1.28        0.95 - 1.75       (4.31) - (3.54)
                              2014       1.38        0.95 - 1.75       (1.65) - (0.86)
                              2013       1.10        0.95 - 1.75         16.66 - 17.60

  Ivy VIP Asset Strategy      2017       1.66        1.10 - 1.60         16.40 - 16.98
     Sub-Account              2016       0.56        1.10 - 1.60       (4.11) - (3.63)
     (Commenced 11/19/2014)   2015       0.36        1.10 - 1.60       (9.80) - (9.35)
                              2014         --        1.10 - 1.35       (2.27) - (2.24)

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2017    10,637,575    19.13 - 34.83     321,469,898
     Aggressive Growth            2016    10,932,298    16.82 - 30.24     293,536,621
     Sub-Account                  2015    11,091,987    16.99 - 30.16     300,878,534
                                  2014    11,333,726    17.67 - 30.99     316,448,933
                                  2013    11,979,001    15.00 - 25.98     280,745,200

  LMPVET ClearBridge Variable     2017     7,854,907    12.31 - 73.70     452,130,395
     Appreciation Sub-Account     2016     7,615,066    10.51 - 62.23     405,981,554
                                  2015     7,746,928    41.76 - 57.24     400,323,007
                                  2014     8,268,721    42.06 - 56.87     426,519,441
                                  2013     8,604,407    38.78 - 51.73     405,286,221

  LMPVET ClearBridge Variable     2017     8,474,807    16.91 - 28.66     224,472,939
     Dividend Strategy            2016     8,906,934    14.51 - 24.31     200,725,348
     Sub-Account                  2015     9,391,848    12.92 - 21.38     186,422,315
                                  2014     9,796,222    13.81 - 22.59     205,573,482
                                  2013    10,244,154    12.44 - 20.09     191,169,653

  LMPVET ClearBridge Variable     2017       101,448    30.17 - 34.28       3,261,658
     Large Cap Growth             2016       121,433    23.83 - 27.67       3,173,371
     Sub-Account                  2015       156,000    22.70 - 26.15       3,887,858
                                  2014       200,379    21.16 - 24.18       4,631,601
                                  2013       242,954    18.99 - 21.53       5,012,390

  LMPVET ClearBridge Variable     2017       248,434    25.39 - 29.77       7,016,572
     Large Cap Value Sub-Account  2016       342,723    22.62 - 26.31       8,591,571
                                  2015       333,277    20.49 - 23.64       7,518,321
                                  2014       369,225    21.58 - 24.70       8,744,177
                                  2013       319,601    19.77 - 22.45       6,892,954

  LMPVET ClearBridge Variable     2017     3,504,028    16.06 - 39.84     113,694,790
     Small Cap Growth             2016     3,770,232    13.20 - 32.37     102,811,126
     Sub-Account                  2015     3,817,761    21.51 - 30.88     101,595,917
                                  2014     4,105,606    23.02 - 32.61     115,942,801
                                  2013     4,102,827    22.63 - 31.63     112,499,020

  LMPVET QS Variable              2017     1,529,846    23.45 - 28.60      40,132,539
     Conservative Growth          2016     1,657,879    21.04 - 25.43      38,835,887
     Sub-Account                  2015     1,731,301    19.96 - 23.89      38,239,774
                                  2014     1,866,299    20.59 - 24.41      42,335,472
                                  2013     2,011,433    20.00 - 23.49      44,101,401

  LMPVET QS Variable Growth       2017     3,596,291    22.28 - 27.17      89,558,223
     Sub-Account                  2016     3,963,257    19.02 - 22.99      83,823,213
                                  2015     4,234,141    17.87 - 21.39      83,641,315
                                  2014     4,529,329    18.63 - 22.09      92,760,220
                                  2013     4,790,185    18.14 - 21.30      95,074,284

  LMPVET QS Variable Moderate     2017        34,884    21.80 - 23.70         803,869
     Growth Sub-Account           2016        45,938    19.03 - 20.61         921,078
                                  2015        67,619    17.96 - 19.37       1,277,408
                                  2014        98,417    18.64 - 20.02       1,923,838
                                  2013       121,395    18.11 - 19.37       2,304,999

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2017       0.49        0.95 - 2.30        13.65 - 15.19
     Aggressive Growth            2016       0.65        0.95 - 2.30        (1.10) - 4.06
     Sub-Account                  2015       0.35        0.95 - 2.30      (3.97) - (2.66)
                                  2014      0.17         0.95 - 2.30        17.66 - 19.26
                                  2013      0.28         0.95 - 2.30        44.42 - 46.38

  LMPVET ClearBridge Variable     2017      1.18         0.95 - 2.30        16.84 - 18.42
     Appreciation Sub-Account     2016       1.32        0.95 - 2.30          4.49 - 8.73
                                  2015      1.17         0.95 - 2.30        (0.71) - 0.64
                                  2014      1.17         0.95 - 2.30          8.47 - 9.94
                                  2013      1.29         0.95 - 2.30        27.05 - 28.77

  LMPVET ClearBridge Variable     2017      1.35         0.95 - 2.30        16.47 - 17.89
     Dividend Strategy            2016       1.44        0.95 - 2.30         6.86 - 13.69
     Sub-Account                  2015       1.65        0.95 - 2.30      (6.48) - (5.34)
                                  2014      2.05         0.95 - 2.30        11.03 - 12.41
                                  2013      1.65         0.95 - 2.30        23.08 - 24.49

  LMPVET ClearBridge Variable     2017      0.22         1.50 - 2.15        23.10 - 23.90
     Large Cap Growth             2016       0.48        1.50 - 2.30          4.95 - 5.79
     Sub-Account                  2015       0.43        1.50 - 2.30          7.30 - 8.16
                                  2014      0.48         1.50 - 2.30        11.40 - 12.29
                                  2013      0.51         1.50 - 2.30        34.72 - 35.80

  LMPVET ClearBridge Variable     2017      1.28         1.50 - 2.30        12.23 - 13.13
     Large Cap Value Sub-Account  2016       1.62        1.50 - 2.30        10.43 - 11.32
                                  2015      1.41         1.50 - 2.30      (5.08) - (4.31)
                                  2014      1.96         1.50 - 2.30         9.17 - 10.05
                                  2013      1.77         1.50 - 2.30        29.36 - 30.40

  LMPVET ClearBridge Variable     2017        --         0.95 - 2.30        21.45 - 23.09
     Small Cap Growth             2016         --        0.95 - 2.30          3.40 - 9.41
     Sub-Account                  2015         --        0.95 - 2.30      (6.55) - (5.28)
                                  2014        --         0.95 - 2.30          1.71 - 3.09
                                  2013      0.05         0.95 - 2.30        43.71 - 45.66

  LMPVET QS Variable              2017      2.35         0.95 - 1.90        11.42 - 12.48
     Conservative Growth          2016       2.42        0.95 - 1.90          5.41 - 6.42
     Sub-Account                  2015       1.95        0.95 - 1.90      (3.05) - (2.12)
                                  2014      2.46         0.95 - 1.90          2.93 - 3.92
                                  2013      2.21         0.95 - 1.90        13.16 - 14.24

  LMPVET QS Variable Growth       2017      1.79         0.95 - 1.90        17.10 - 18.21
     Sub-Account                  2016       1.45        0.95 - 1.90          6.46 - 7.47
                                  2015      1.33         0.95 - 1.90      (4.07) - (3.16)
                                  2014      1.77         0.95 - 1.90          2.72 - 3.70
                                  2013      1.66         0.95 - 1.90        24.12 - 25.30

  LMPVET QS Variable Moderate     2017      1.91         1.50 - 1.90        14.54 - 14.99
     Growth Sub-Account           2016       1.85        1.50 - 1.90          5.96 - 6.39
                                  2015      1.47         1.50 - 1.90      (3.64) - (3.25)
                                  2014      1.74         1.50 - 1.90          2.93 - 3.34
                                  2013      1.41         1.50 - 1.90        19.53 - 20.01

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  -------------
  LMPVIT Western Asset           2017     3,326,625    17.63 - 28.95     87,572,384
     Variable Global High Yield  2016     3,567,957    16.56 - 26.90     87,930,944
     Bond Sub-Account            2015     4,003,585    18.50 - 23.49     86,641,483
                                 2014     4,320,147    20.11 - 25.19    100,641,688
                                 2013     4,386,878    20.82 - 25.72    104,740,451

  MFS VIT Investors Trust        2017           581            10.40          6,043
     Sub-Account                 2016         1,033             8.55          8,827
                                 2015         1,112             7.98          8,875
                                 2014         1,191             8.08          9,619
                                 2013         3,517             7.38         25,951

  MFS VIT New Discovery          2017           395            16.60          6,563
     Sub-Account                 2016         3,102            13.29         41,234
                                 2015         3,178            12.36         39,288
                                 2014         3,178            12.78         40,607
                                 2013         3,294            13.97         46,020

  MFS VIT Research Sub-Account   2017         1,908            11.06         21,100
                                 2016         2,377             9.09         21,608
                                 2015         3,091             8.48         26,211
                                 2014         3,115             8.53         26,571
                                 2013         8,132             7.85         63,835

  Neuberger Berman Genesis       2017           181            30.49          5,505
     Sub-Account                 2016           246            26.63          6,564
                                 2015           317            22.76          7,222
                                 2014           393            22.93          9,013
                                 2013           474            23.21         10,991

  Oppenheimer VA Global          2017        25,489     9.83 - 10.03        253,664
     Multi-Alternatives
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government      2017           613             5.25          3,219
     Money Sub-Account           2016           640             5.30          3,396
                                 2015           668             5.38          3,592
                                 2014           696             5.45          3,793
                                 2013           723             5.53          4,000

  Oppenheimer VA Main Street     2017     3,322,847    21.68 - 37.64    116,688,023
     Small Cap Sub-Account       2016     3,684,082    19.26 - 33.36    115,192,944
                                 2015     4,053,883    16.54 - 28.62    109,248,990
                                 2014     4,346,502    17.83 - 30.77    126,466,514
                                 2013     4,655,290    16.15 - 27.82    123,045,407

  Oppenheimer VA Main Street     2017        11,112            10.26        113,981
     Sub-Account                 2016        11,492             8.90        102,246
                                 2015        12,936             8.08        104,564
                                 2014        13,372             7.93        106,085
                                 2013        14,316             7.27        104,039

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVIT Western Asset           2017       5.18        0.95 - 2.30          6.19 - 7.63
     Variable Global High Yield  2016       6.08        0.95 - 2.30         8.61 - 14.51
     Bond Sub-Account            2015       5.96        0.95 - 2.30      (7.98) - (6.73)
                                 2014       7.11        0.95 - 2.30      (3.40) - (2.09)
                                 2013       6.19        0.95 - 2.30          3.85 - 5.27

  MFS VIT Investors Trust        2017       0.61               1.40                21.64
     Sub-Account                 2016       0.86               1.40                 7.08
                                 2015       0.92               1.40               (1.18)
                                 2014       0.61               1.40                 9.46
                                 2013       1.10               1.40                30.22

  MFS VIT New Discovery          2017         --               1.40                24.90
     Sub-Account                 2016         --               1.40                 7.54
                                 2015         --               1.40               (3.25)
                                 2014         --               1.40               (8.55)
                                 2013         --               1.40                39.55

  MFS VIT Research Sub-Account   2017       1.34               1.40                21.66
                                 2016       0.78               1.40                 7.22
                                 2015       0.73               1.40               (0.60)
                                 2014       0.79               1.40                 8.67
                                 2013       0.33               1.40                30.45

  Neuberger Berman Genesis       2017       0.08               0.89                14.48
     Sub-Account                 2016       0.06               0.89                17.01
                                 2015       0.05               0.89               (0.74)
                                 2014       0.05               0.89               (1.19)
                                 2013       0.32               0.89                35.68

  Oppenheimer VA Global          2017       0.82        1.10 - 1.60      (1.68) - (1.35)
     Multi-Alternatives
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government      2017       0.38               1.40               (1.00)
     Money Sub-Account           2016         --               1.40               (1.38)
                                 2015         --               1.40               (1.38)
                                 2014         --               1.40               (1.38)
                                 2013       0.01               1.40               (1.38)

  Oppenheimer VA Main Street     2017       0.65        0.95 - 1.80        11.88 - 12.84
     Small Cap Sub-Account       2016       0.25        0.95 - 1.80        12.92 - 16.56
                                 2015       0.64        0.95 - 1.75      (7.72) - (6.98)
                                 2014       0.63        0.95 - 1.75         9.72 - 10.60
                                 2013       0.70        0.95 - 1.75        38.19 - 39.29

  Oppenheimer VA Main Street     2017       1.25               1.40                15.29
     Sub-Account                 2016       1.14               1.40                10.07
                                 2015       0.92               1.40                 1.89
                                 2014       0.84               1.40                 9.16
                                 2013       1.10               1.40                29.94

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  Oppenheimer VA               2017           400             6.40           2,562
  Total Return Bond            2016           921             6.21           5,719
     Sub-Account               2015         1,226             6.10           7,477
                               2014         1,362             6.13           8,346
                               2013         1,493             5.79           8,646

  PIMCO VIT                    2017        64,010      7.17 - 7.28         463,243
     Commodity RealReturn      2016        64,637      7.15 - 7.22         464,850
     Strategy Sub-Account      2015        39,333      6.34 - 6.37         250,085
     (Commenced 11/19/2014)    2014         1,515      8.69 - 8.70          13,170

  PIMCO VIT Emerging Markets   2017        82,983    10.98 - 11.17         921,470
     Bond Sub-Account          2016        62,989    10.18 - 10.29         645,743
     (Commenced 11/19/2014)    2015        44,282      9.16 - 9.21         406,796
                               2014         1,592             9.55          15,202

  PIMCO VIT Unconstrained      2017        55,031    10.17 - 10.33         564,134
     Bond Sub-Account          2016        56,423      9.87 - 9.98         560,051
     (Commenced 11/19/2014)    2015        29,245      9.61 - 9.66         281,863
                               2014           478             9.96           4,759

  Pioneer VCT Mid Cap Value    2017     1,243,008    49.10 - 61.71      69,380,389
     Sub-Account               2016     1,342,318    44.36 - 55.19      67,321,539
                               2015     1,461,366    38.92 - 47.94      63,990,328
                               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042

  Pioneer VCT Real Estate      2017         7,888    29.25 - 33.35         243,714
     Shares Sub-Account        2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653

  T. Rowe Price Government     2017        22,810            17.07         389,371
     Money Sub-Account         2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039
                               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449

  T. Rowe Price Growth Stock   2017        38,028           210.28       7,996,385
     Sub-Account               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192

  T. Rowe Price International  2017        26,224            19.73         517,492
     Stock Sub-Account         2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Oppenheimer VA               2017       2.04               1.40                  3.14
  Total Return Bond            2016       3.73               1.40                  1.83
     Sub-Account               2015       4.05               1.40                (0.44)
                               2014       5.29               1.40                  5.77
                               2013       5.14               1.40                (1.49)

  PIMCO VIT                    2017      10.97        1.10 - 1.60           0.32 - 0.82
     Commodity RealReturn      2016       0.90        1.10 - 1.60         12.80 - 13.37
     Strategy Sub-Account      2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     (Commenced 11/19/2014)    2014       0.20        1.10 - 1.35     (13.36) - (13.33)

  PIMCO VIT Emerging Markets   2017       4.77        0.95 - 1.60           7.81 - 8.51
     Bond Sub-Account          2016       4.97        0.95 - 1.60         11.18 - 11.91
     (Commenced 11/19/2014)    2015       5.03        1.10 - 1.60       (4.08) - (3.60)
                               2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  PIMCO VIT Unconstrained      2017       1.41        1.10 - 1.60           3.04 - 3.55
     Bond Sub-Account          2016       1.42        1.10 - 1.60           2.77 - 3.28
     (Commenced 11/19/2014)    2015       4.52        1.10 - 1.60       (3.52) - (3.04)
                               2014       0.04               1.35                (0.10)

  Pioneer VCT Mid Cap Value    2017       0.62        0.95 - 1.95         10.70 - 11.80
     Sub-Account               2016       0.47        0.95 - 1.95         10.51 - 15.13
                               2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50

  Pioneer VCT Real Estate      2017       2.29        1.20 - 1.95           1.31 - 2.07
     Shares Sub-Account        2016       3.27        1.20 - 1.95           3.78 - 4.56
                               2015       2.06        1.20 - 1.95           2.50 - 3.27
                               2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33

  T. Rowe Price Government     2017       0.49               0.89                (0.38)
     Money Sub-Account         2016       0.02               0.89                (0.87)
                               2015       0.01               0.89                (0.88)
                               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)

  T. Rowe Price Growth Stock   2017       0.24               0.89                 32.45
     Sub-Account               2016       0.07               0.89                  0.51
                               2015         --               0.89                  9.87
                               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97

  T. Rowe Price International  2017       1.54               0.89                 27.05
     Stock Sub-Account         2016       1.14               0.89                  1.39
                               2015       0.80               0.89                (1.65)
                               2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                        UNITS        HIGHEST ($)     ASSETS ($)
                                    ------------  ---------------  --------------

  TAP 1919 Variable Socially  2017         3,165    42.63 - 47.23         146,640
     Responsive Balanced      2016         3,566    37.21 - 41.07         143,946
     Sub-Account              2015         5,634    35.70 - 39.24         215,832
                              2014         6,406    37.02 - 40.53         253,840
                              2013         7,932    34.52 - 37.64         292,286

  VIF Global Infrastructure   2017        40,450    12.79 - 14.46         545,195
     Sub-Account              2016        41,674    11.55 - 12.97         503,939
     (Commenced 11/19/2014)   2015        32,371    10.20 - 11.38         345,685
                              2014           664    12.49 - 12.95           8,465

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------

  TAP 1919 Variable Socially  2017       1.00        1.50 - 1.90         14.55 - 15.01
     Responsive Balanced      2016       0.88        1.50 - 1.90           4.24 - 4.65
     Sub-Account              2015       1.19        1.50 - 1.90       (3.56) - (3.18)
                              2014       0.87        1.50 - 1.90           7.25 - 7.68
                              2013       0.83        1.50 - 1.90         16.47 - 16.94

  VIF Global Infrastructure   2017       2.19        0.90 - 1.60         10.76 - 11.54
     Sub-Account              2016       2.10        0.90 - 1.60         13.14 - 13.94
     (Commenced 11/19/2014)   2015       1.43        0.90 - 1.60     (15.25) - (12.01)
                              2014         --        1.10 - 1.35           0.27 - 0.30

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                     Page
                                                                                                  -------
Report of Independent Registered Public Accounting Firm..........................................      2

Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:

 Consolidated Balance Sheets.....................................................................      3

 Consolidated Statements of Operations...........................................................      4

 Consolidated Statements of Comprehensive Income (Loss)..........................................      5

 Consolidated Statements of Stockholder's Equity.................................................      6

 Consolidated Statements of Cash Flows...........................................................      7

Notes to the Consolidated Financial Statements

 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      9

 Note 2 -- Segment Information...................................................................     21

 Note 3 -- Organizational Changes................................................................     25

 Note 4 -- Insurance.............................................................................     25

 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     30

 Note 6 -- Reinsurance...........................................................................     33

 Note 7 -- Investments...........................................................................     38

 Note 8 -- Derivatives...........................................................................     53

 Note 9 -- Fair Value............................................................................     63

 Note 10 -- Debt.................................................................................     77

 Note 11 -- Equity...............................................................................     78

 Note 12 -- Other Expenses.......................................................................     83

 Note 13 -- Income Tax...........................................................................     83

 Note 14 -- Contingencies, Commitments and Guarantees............................................     87

 Note 15 -- Related Party Transactions...........................................................     89

Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:

 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties..     92

 Schedule II -- Condensed Financial Information (Parent Company Only)............................     93

 Schedule III -- Consolidated Supplementary Insurance Information................................     98

 Schedule IV -- Consolidated Reinsurance.........................................................    100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 21, 2018

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            Brighthouse
                                                                            Accumulated    Life Insurance
                                                Additional    Retained         Other         Company's
                                     Common      Paid-in      Earnings     Comprehensive   Stockholder's  Noncontrolling
                                     Stock       Capital      (Deficit)    Income (Loss)       Equity       Interests
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622      $    19,094    $       --
Capital contributions from
 MetLife, Inc......................                     202          --                              202
Dividends paid to MetLife, Inc.....                      --        (500)                            (500)
Returns of capital.................                     (50)                                         (50)
Net income (loss)..................                                 918              --              918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)          (1,028)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2015.......        75        16,850         117           1,594           18,636            --
Capital contributions from
 MetLife, Inc......................                   1,637                                        1,637
Dividends paid to MetLife, Inc.....                                (261)                            (261)
Returns of capital.................                     (26)                                         (26)
Net income (loss)..................                              (2,775)                          (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)            (346)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248           16,865            --
Sale of operating joint venture
 interest to a former affiliate....                     202                                          202
Returns of capital (Note 3)........                  (2,737)                                      (2,737)
Capital contributions..............                   3,147                                        3,147
Change in equity of noncontrolling
 interests.........................                                                                   --            15
Net income (loss)..................                                (883)                            (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330               --
Other comprehensive income (loss),
 net of income tax.................                                                 259              259
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837      $    16,853    $       15
                                    ========= =============  ==========    =============   ============== ==============



                                      Total
                                      Equity
                                    ---------
Balance at December 31, 2014.......  $ 19,094
Capital contributions from
 MetLife, Inc......................       202
Dividends paid to MetLife, Inc.....      (500)
Returns of capital.................       (50)
Net income (loss)..................       918
Other comprehensive income (loss),
 net of income tax.................    (1,028)
                                    ---------
Balance at December 31, 2015.......    18,636
Capital contributions from
 MetLife, Inc......................     1,637
Dividends paid to MetLife, Inc.....      (261)
Returns of capital.................       (26)
Net income (loss)..................    (2,775)
Other comprehensive income (loss),
 net of income tax.................      (346)
                                    ---------
Balance at December 31, 2016.......    16,865
Sale of operating joint venture
 interest to a former affiliate....       202
Returns of capital (Note 3)........    (2,737)
Capital contributions..............     3,147
Change in equity of noncontrolling
 interests.........................        15
Net income (loss)..................      (883)
Effect of change in accounting
 principle (Note 1)................        --
Other comprehensive income (loss),
 net of income tax.................       259
                                    ---------
Balance at December 31, 2017.......  $ 16,868
                                    =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                                      Amount at
                                                       Cost or       Estimated Fair Which Shown on
                                                  Amortized Cost (1)     Value      Balance Sheet
Types of Investments                              ------------------ -------------- --------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities........        $    14,185        $15,913        $15,913
    State and political subdivision securities...              3,573          4,098          4,098
    Public utilities.............................              2,111          2,408          2,408
    Foreign government securities................              1,111          1,267          1,267
    All other corporate bonds....................             24,755         26,400         26,400
                                                  ------------------ -------------- --------------
     Total bonds.................................             45,735         50,086         50,086
  Mortgage-backed and asset-backed securities....             12,626         12,904         12,904
  Redeemable preferred stock.....................                238            343            343
                                                  ------------------ -------------- --------------
       Total fixed maturity securities...........             58,599         63,333         63,333
                                                  ------------------ -------------- --------------
Equity securities:
  Non-redeemable preferred stock.................                129            138            138
  Common stock:..................................
    Industrial, miscellaneous and all other......                 83             92             92
    Public utilities.............................                 --              2              2
                                                  ------------------ -------------- --------------
     Total equity securities.....................                212            232            232
                                                  ------------------ -------------- --------------
Mortgage loans...................................             10,640                        10,640
Policy loans.....................................              1,106                         1,106
Real estate joint ventures.......................                433                           433
Other limited partnership interests..............              1,667                         1,667
Short-term investments...........................                269                           269
Other invested assets............................              2,448                         2,448
                                                  ------------------                --------------
       Total investments.........................        $    75,374                       $80,128
                                                  ==================                ==============

--------

(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                        2017         2016
                                                                                                    -----------  -----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $50,878 and
 $49,356, respectively)............................................................................ $    55,180  $    51,880
Equity securities available-for-sale, at estimated fair value (cost: $193 and $280, respectively)..         210          300
Mortgage loans (net of valuation allowances of $44 and $38, respectively)..........................      10,127        8,746
Policy loans.......................................................................................       1,106        1,093
Real estate and real estate joint ventures.........................................................         419          200
Other limited partnership interests................................................................       1,662        1,632
Short-term investments, principally at estimated fair value........................................         269          926
Investment in subsidiaries.........................................................................       5,681        7,338
Other invested assets, at estimated fair value.....................................................       2,291        3,712
                                                                                                    -----------  -----------
  Total investments................................................................................      76,945       75,827
Cash and cash equivalents..........................................................................       1,249        1,881
Accrued investment income..........................................................................         511          591
Premium, reinsurance and other receivable..........................................................       9,658       10,397
Receivable from subsidiaries.......................................................................      10,397        9,703
Deferred policy acquisition costs and value of business acquired...................................       5,123        5,274
Current income tax recoverable.....................................................................          39          454
Deferred income tax receivable.....................................................................       1,247        1,016
Other assets, principally at estimated fair value..................................................         536          667
Separate account assets............................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total assets..................................................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    35,003  $    31,684
Policyholder account balances......................................................................      36,034       35,588
Other policy-related balances......................................................................       3,347        3,384
Payables for collateral under securities loaned and other transactions.............................       4,153        7,362
Long-term debt.....................................................................................          --          744
Other liabilities..................................................................................      10,315       10,183
Separate account liabilities.......................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total liabilities................................................................................     193,987      189,533
                                                                                                    -----------  -----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding.......................................................................................          75           75
Additional paid-in capital.........................................................................      19,073       18,461
Retained earnings (deficit)........................................................................      (4,132)      (2,919)
Accumulated other comprehensive income (loss)......................................................       1,837        1,248
                                                                                                    -----------  -----------
  Total stockholder's equity.......................................................................      16,853       16,865
                                                                                                    -----------  -----------
  Total liabilities and stockholder's equity....................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                     2017        2016        2015
                                                                                  ----------  ----------  ----------
Condensed Statements of Operations
Revenues
Premiums......................................................................... $      283  $      921  $    1,433
Universal life and investment-type product policy fees...........................      2,774       2,696       2,940
Equity in earnings of subsidiaries...............................................      1,221         157         144
Net investment income............................................................      2,613       2,680       2,550
Other revenues...................................................................        402         760         504
Net investment gains (losses)....................................................         (7)         (2)         20
Net derivative gains (losses)....................................................     (1,425)     (5,878)       (424)
                                                                                  ----------  ----------  ----------
  Total revenues.................................................................      5,861       1,334       7,167
                                                                                  ==========  ==========  ==========
Expenses
Policyholder benefits and claims.................................................      2,862       2,984       2,696
Interest credited to policyholder account balances...............................        909         957       1,037
Amortization of deferred policy acquisition costs and value of business acquired.        310        (172)        595
Other expenses...................................................................      1,848       2,114       1,710
                                                                                  ----------  ----------  ----------
  Total expenses.................................................................      5,929       5,883       6,038
                                                                                  ----------  ----------  ----------
Income (loss) before provision for income tax....................................        (68)     (4,549)      1,129
Provision for income tax expense (benefit).......................................        815      (1,774)        211
                                                                                  ----------  ----------  ----------
  Net income (loss).............................................................. $     (883) $   (2,775) $      918
                                                                                  ==========  ==========  ==========
Comprehensive income (loss)...................................................... $     (294) $   (3,121) $     (110)
                                                                                  ==========  ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            2017         2016         2015
                                                                                        -----------  -----------  -----------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities                                     $     3,460  $     3,256  $     4,196
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      14,667       39,104       35,728
  Equity securities....................................................................         119          175          308
  Mortgage loans.......................................................................         704        1,484          958
  Real estate and real estate joint ventures...........................................          75          441          368
  Other limited partnership interests..................................................         258          413          422
Purchases of:
  Fixed maturity securities............................................................     (16,287)     (34,906)     (39,298)
  Equity securities....................................................................          (2)         (58)        (273)
  Mortgage loans.......................................................................      (2,017)      (2,803)      (2,515)
  Real estate and real estate joint ventures...........................................        (268)         (75)        (105)
  Other limited partnership interests..................................................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives..............................       1,858          707          223
Cash paid in connection with freestanding derivatives..................................      (3,829)      (2,764)        (868)
Cash received under repurchase agreements..............................................          --           --          199
Cash paid under repurchase agreements..................................................          --           --         (199)
Cash received under reverse repurchase agreements......................................          --           --          199
Cash paid under reverse repurchase agreements..........................................          --           --         (199)
Sale of operating joint venture interest to a former affiliate.........................          67           --           --
Returns of capital from subsidiaries...................................................           7           32          169
Capital contributions to subsidiaries..................................................         (83)          (1)          (2)
Dividends from subsidiaries............................................................         544           --           --
Net change in policy loans.............................................................         (14)         109          (72)
Net change in short-term investments...................................................         711          876         (495)
Net change in other invested assets....................................................         (41)           5          (59)
                                                                                        -----------  -----------  -----------
Net cash provided by (used in) investing activities....................................      (3,794)       2,536       (5,744)
                                                                                        -----------  -----------  -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits.............................................................................       3,845        9,672       19,970
  Withdrawals..........................................................................      (2,360)     (12,001)     (20,797)
Net change in payables for collateral under securities loaned and other transactions...      (3,136)      (3,257)       3,118
Long-term debt issued..................................................................          --           --          175
Long-term debt repaid..................................................................          --           --         (148)
Capital contributions..................................................................       1,300        1,568           11
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate......................................................................         202           --           --
Dividends paid to MetLife, Inc.........................................................          --         (261)        (500)
Financing element on certain derivative instruments and other derivative related
 transactions, net.....................................................................        (149)      (1,011)         (97)
Net cash provided by (used in) financing activities....................................        (298)      (5,290)       1,732
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          --           --           (2)
Change in cash and cash equivalents....................................................        (632)         502          182
Cash and cash equivalents, beginning of year...........................................       1,881        1,379        1,197
                                                                                        -----------  -----------  -----------
Cash and cash equivalents, end of year                                                  $     1,249  $     1,881  $     1,379
                                                                                        ===========  ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                    2017          2016          2015
                                                                                 ----------    ----------    ----------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest...................................................................... $       12    $       64    $       65
                                                                                 ==========    ==========    ==========
  Income tax.................................................................... $     (421)   $      428    $     (267)
                                                                                 ==========    ==========    ==========
Non-cash transactions:
  Capital contributions......................................................... $       --    $       43    $      141
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities from former affiliates.................. $       --    $    3,565    $       --
                                                                                 ==========    ==========    ==========
  Transfer of mortgage loans from former affiliates............................. $       --    $      395    $       --
                                                                                 ==========    ==========    ==========
  Transfer of short-term investments from former affiliates..................... $       --    $       94    $       --
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities to former affiliates.................... $      293    $      346    $       --
                                                                                 ==========    ==========    ==========
  Reduction of other invested assets in connection with affiliated reinsurance
   transactions................................................................. $       --    $      676    $       --
                                                                                 ==========    ==========    ==========
  Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $      293    $       --    $       --
                                                                                 ==========    ==========    ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions of $83 million to subsidiaries, of which $75 million was paid to BHNY.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company received $544 million of cash dividends from subsidiaries, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2017 and 2016

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
Segment               VOBA         Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2017
Annuities......... $    4,819    $     8,200     $    25,943       $    --       $     93
Life..............        671          4,437           2,620            13             28
Run-off...........          5         18,265           8,505            --             95
Corporate & Other.        128          7,533               1             5             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    5,623    $    38,435     $    37,069       $    18       $    216
                   ==========    ===========     ===========       =======       ========
2016
Annuities......... $    4,820    $     7,560     $    25,233       $    --       $     86
Life..............        787          4,094           2,838            13             53
Run-off...........        584         16,381           8,506            --             79
Corporate & Other.        148          7,429               2             6             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    6,339    $    35,464     $    36,579       $    19       $    218
                   ==========    ===========     ===========       =======       ========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.
(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                      Policyholder
                                                  Benefits and Claims
                      Premiums and                        and
                     Universal Life       Net     Interest Credited to
                   and Investment-Type Investment     Policyholder     Amortization of   Other
Segment            Product Policy Fees Income (1)   Account Balances    DAC and VOBA    Expenses
------------------ ------------------- ---------- -------------------- --------------- ----------
2017
Annuities.........    $      2,448     $    1,238      $    2,140        $      141    $    1,035
Life..............             713            285             681               186           237
Run-off...........             715          1,358           1,788               570           278
Corporate & Other.             108             92              61                19           283
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      3,984     $    2,973      $    4,670        $      916    $    1,833
                      ============     ==========      ==========        ==========    ==========
2016
Annuities.........    $      2,714     $    1,324      $    2,340        $     (908)   $      903
Life..............             546            330             541               261           242
Run-off...........             878          1,311           1,901               399           275
Corporate & Other.             139            146              87                23           280
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,277     $    3,111      $    4,869        $     (225)   $    1,700
                      ============     ==========      ==========        ==========    ==========
2015
Annuities.........    $      3,282     $    1,141      $    2,285        $      432    $      938
Life..............             555            295             507               150           259
Run-off...........             793          1,461           1,301                67           285
Corporate & Other.             300            104             218                24           241
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,930     $    3,001      $    4,311        $      673    $    1,723
                      ============     ==========      ==========        ==========    ==========

--------
(1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015
                             (Dollars in millions)

                                                                                  % Amount
                             Gross Amount    Ceded      Assumed    Net Amount  Assumed to Net
                             ------------ ------------ ---------- ------------ --------------
2017
Life insurance in-force..... $    589,488 $    194,032 $    9,006 $    404,462           2.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,500 $        689 $       13 $        824           1.6%
Accident & health insurance.          231          227         --            4            --%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      1,731 $        916 $       13 $        828           1.6%
                             ============ ============ ========== ============
2016
Life insurance in-force..... $    610,206 $    450,000 $    7,006 $    167,212           4.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,850 $        909 $       67 $      1,008           6.6%
Accident & health insurance.          376          218         14          172           8.1%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,226 $      1,127 $       81 $      1,180           6.9%
                             ============ ============ ========== ============
2015
Life insurance in-force..... $    591,105 $    466,406 $   94,863 $    219,562          43.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      2,172 $        824 $       84 $      1,432           5.9%
Accident & health insurance.          232          239        212          205         103.4%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,404 $      1,063 $      296 $      1,637          18.1%
                             ============ ============ ========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included related party transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2017.

3. Statements of Operations for the year ended December 31, 2017.

4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2017 and 2016.

3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.

5. Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (18)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (18)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (7)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (18)


   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015).
               (21)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (14)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (22)

   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (23)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (1)


   (ii)        Death Benefit Rider - Principal Protection (1)


   (iii)       Death Benefit Rider - Compounded Plus (1)


   (iv)        Death Benefit Rider - (Annual Step-Up) (1)


   (v)         Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (1)


   (vi) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)


   (vii)       Terminal Illness Rider (1)


   (viii)      Unisex Annuity Rates Rider (1)


   (ix) Endorsement (Name Change - effective March 1, 2001) (MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company) MI - 2023 (2)


   (x)         Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)


   (xi)        Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)
               (3)


   (xii)       401(a)/403(a) Plan Endorsement 8025.1 (9/02) (3)


   (xiii)      Tax Sheltered Annuity Endorsement 8026.1 (9/02) (3)


   (xiv)       Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (3)


   (xv)        Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (4)


   (xvi)       Form of Three Month Market Entry Rider 8104-1 (05/05) (4)


   (xvii) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (5)


   (xviii)     Fixed Account Rider 8012 (11/00) (6)


   (xix) Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (EDB II, EDB III, EDB Max II, EDB Max III, EDB Max IV, and EDB Max V) (8)


   (xx)        Form of Contract Schedule for Guaranteed Minimum Death Benefit
               (GMDB) Rider MLIU-EDB (4/08) (EDB II, EDB III, EDB Max II, EDB Max III, EDB Max IV, and EDB Max V) (12)


   (xxi) Guaranteed Minimum Income Benefit Rider -- Living Benefit MLIU-560-4 (4/08) (GMIB Plus III, GMIB Plus IV, GMIB Max II, GMIB Max III, GMIB Max IV, and GMIB Max V) (8)


   (xxii)      Form of Contract Schedule for Guaranteed Minimum Income Benefit
               (GMIB) Rider MLIU-EGMIB (4/08) (GMIB Plus III, GMIB Plus IV, GMIB Max II, GMIB Max III, GMIB Max IV, and GMIB Max V) (12)


   (xxiii)     Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (9)


   (xxiv) Form of Qualified Distribution Program Endorsement MLIU-RMD (7/10)-E (GMIB Plus III, GMIB Plus IV, GMIB Max II, GMIB Max III, GMIB Max IV, GMIB Max V, EDB II, EDB III, EDB Max II, EDB Max III, EDB Max IV, and EDB Max V) (10)


   (xxv)       Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (11)


   (xxvi) Form of Contract Schedule for the Variable Annuity Contract 8028-6-(9/10) (GMIB Max II/GMIB Max III/GMIB Max IV/GMIB Max V/EDB Max II/EDB Max III/EDB Max IV/EDB Max V) (11)


   (xxvii)     Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (13)


   (xxviii)    Guaranteed Withdrawal Benefit Rider MLIU-690-5 (4/13) (GWB v1)
               (14)


   (xxix) Guaranteed Withdrawal Benefit Payment Enhancement Rider MLIU-NHR (4/13) (GWB v1) (14)


   (xxx)       Form of Contract Schedule 8028-7 (4/13) (14)


   (xxxi)      Form of Contract Schedule for Guaranteed Withdrawal Benefit
               (GWB) Rider MLIU-GWB (4/13) (GWB v1) (14)

   (xxxii) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (18)


   (xxxiii)    Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (18)


   (xxxiv)     Guaranteed Lifetime Withdrawal Benefit Rider 5-4-GLWB-1 (02/15)
               (19)


   (xxxv) Guaranteed Lifetime Withdrawal Benefit Rider (with Death Benefit) 5-4-GLWDB-1 (02/15) (19)


   (xxxvi) Contract Schedule Guaranteed Lifetime Withdrawal Benefit Rider (FlexChoice Level) 5-4-CGLWB-1 (02/15) (19)


   (xxxvii) Contract Schedule Guaranteed Lifetime Withdrawal Benefit Rider (FlexChoice Expedite) 5-4-CGLWB-1 (02/15) (19)


   (xxxviii)   Brighthouse Life Insurance Company Name Change Endorsement
               (effective March 6, 2017) 5-E132-6 (22)




5. (i)         Form of Variable Annuity Application 8029 (6/11) APPUSAVA Nov
               2014 (18)


   (ii)        Form of Variable Annuity Application 8029 (6/11) APPUSAVALWG
               Feb 2015 (20)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (18)


   (ii)        Copy of the Bylaws of the Company (18)


   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective December 6, 2016) (22)


   (iv)        Copy of Amended and Restated Bylaws of the Company (22)


7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (24)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (25)



8. (i) (a)     Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (15)


   (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (16)


   (i) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (16)


   (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (18)


   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective
               08-31-07) (17)


   (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (16)


   (iii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (22)


   (iv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (22)


9.             Opinion of Counsel (20)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)



11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Peter M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)


------------
(1) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.


(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.


(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.


(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.



(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.



(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(7) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-152385 and 811-03365) filed electronically on June 11, 2010.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

(12) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on September 19, 2011.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

(15) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.

(16) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

(17) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

(18) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200231 and 811-03365) filed electronically on November 17, 2014.

(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200231 and 811-03365) filed electronically on November 25, 2014.

(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-200231 and 811-03365) filed electronically on February 13, 2015.

(21) incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.

(22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.


(23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.

(24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.

(25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277

Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277

James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277

Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                  a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                  b.   Brighthouse Life Insurance Company of NY (NY)
                                                  c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                  d.   Brighthouse Renewables Holdings, LLC (DE)
                                                  e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                  f.   Brighthouse Assignment Company (CT)
                                                  g.   ML 1065 Hotel, LLC (DE)
                                                  h.   TIC European Real Estate LP, LLC (DE)
                                                  i.   Euro TL Investments LLC (DE)
                                                  j.   Greater Sandhill I, LLC (DE)
                                                  k.   1075 Peachtree, LLC (DE)
                                                  l.   TLA Holdings LLC (DE)
                                                  m.   The Prospect Company (DE)
                                                  n.   Euro T1 Investments LLC (DE)
                                                  o.   TLA Holdings II LLC (DE)
     3. Brighthouse Securities, LLC (DE)
     4. Brighthouse Services, LLC (DE)
     5. Brighthouse Investment Advisers, LLC (DE)

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 392,379 owners of qualified contracts and 164,217 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------





Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277

Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277







Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$599,512,866       $0              $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647



(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 25th day of April, 2018.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 25, 2018.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Peter M. Carlson*              Director and Vice President
-------------------------------
Peter M. Carlson

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Conor E. Murphy*               Director
-------------------------------
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 25, 2018

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney